UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

[Attached EDGARIZED SCHEDULE OF INVESTMENTS]

Growth Stock Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.4%)
	Abercrombie & Fitch Co. - Class A	43,500	2,678
*	Amazon.com, Inc.	59,700	12,909
	Coach, Inc.	94,600	4,903
*	DIRECTV - Class A	137,700	5,818
*	Discovery Communications, Inc.	103,800	3,649
	The Home Depot, Inc.	109,200	3,589
	Johnson Controls, Inc.	139,200	3,671
	Kohl’s Corp.	68,700	3,373
*	Las Vegas Sands Corp.	114,900	4,405
	Limited Brands, Inc.	84,100	3,239
	McDonald’s Corp.	83,500	7,333
	NIKE, Inc. - Class B	31,600	2,702
*	O’Reilly Automotive, Inc.	48,600	3,238
*	Priceline.com, Inc.	12,200	5,483
	Starbucks Corp.	188,200	7,018

	Total		74,008

	Consumer Staples (8.3%)
	The Coca-Cola Co.	122,500	8,276
	Costco Wholesale Corp.	101,800	8,360
	CVS Caremark Corp.	120,529	4,047
	The Estee Lauder Cos., Inc. - Class A	47,600	4,181
*	Hansen Natural Corp.	36,100	3,151
	Mead Johnson Nutrition Co.	67,100	4,619
	Philip Morris International, Inc.	112,600	7,024

	Total		39,658

	Energy (7.2%)
	Anadarko Petroleum Corp.	81,900	5,164
	Apache Corp.	35,400	2,840
	Halliburton Co.	188,300	5,747
*	Oasis Petroleum, Inc.	89,200	1,992
	Occidental Petroleum Corp.	105,300	7,529
	Schlumberger, Ltd.	154,000	9,198
*	Weatherford International, Ltd.	193,000	2,357

	Total		34,827

	Financials (5.2%)
	American Express Co.	174,100	7,817
	The Goldman Sachs Group, Inc.	43,100	4,075
	Invesco, Ltd.	149,000	2,311
	JPMorgan Chase & Co.	166,000	5,000
	MetLife, Inc.	90,100	2,524
	Wells Fargo & Co.	132,600	3,198

	Total		24,925

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care (11.3%)
*	Alexion Pharmaceuticals, Inc.	71,200	4,561
	Allergan, Inc.	88,400	7,283
	AmerisourceBergen Corp.	154,100	5,743
*	Celgene Corp.	150,100	9,294
*	Cerner Corp.	54,000	3,700
	Covidien PLC	41,900	1,848
*	Express Scripts, Inc.	134,100	4,971
*	Intuitive Surgical, Inc.	11,700	4,262
	Pharmaceutical Product Development, Inc.	87,400	2,243
*	Thermo Fisher Scientific, Inc.	86,200	4,365
	WellPoint, Inc.	89,400	5,836

	Total		54,106

	Industrials (10.7%)
	Caterpillar, Inc.	45,300	3,345
	Cummins, Inc.	38,100	3,111
	Danaher Corp.	164,750	6,910
	Dover Corp.	114,650	5,343
	Emerson Electric Co.	44,050	1,820
	FedEx Corp.	81,650	5,526
*	Foster Wheeler AG	75,900	1,350
	Honeywell International, Inc.	133,500	5,862
	Illinois Tool Works, Inc.	112,400	4,676
	PACCAR, Inc.	99,800	3,375
	Precision Castparts Corp.	24,300	3,778
	Union Pacific Corp.	79,900	6,525

	Total		51,621

	Information Technology (32.7%)
*	Apple, Inc.	99,000	37,737
	Avago Technologies, Ltd.	150,200	4,922
*	Baidu, Inc., ADR	45,300	4,843
*	BMC Software, Inc.	70,900	2,734
*	Broadcom Corp. - Class A	176,650	5,881
*	Check Point Software Technologies, Ltd.	62,900	3,319
	Cisco Systems, Inc.	279,000	4,322
*	Citrix Systems, Inc.	65,700	3,583
*	Cognizant Technology Solutions Corp. - Class A	103,100	6,464
*	EMC Corp.	369,200	7,749
*	Freescale Semiconductor Holdings I, Ltd.	199,600	2,202
*	Google, Inc. - Class A	29,842	15,350
	International Business Machines Corp.	61,200	10,712
*	Juniper Networks, Inc.	72,100	1,244
	MasterCard, Inc. - Class A	33,000	10,466
	Microsoft Corp.	383,500	9,545

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Oracle Corp.	475,600	13,669
	Qualcomm, Inc.	214,400	10,426
*	VMware, Inc. - Class A	19,100	1,535

	Total		156,703

	Materials (4.2%)
	CF Industries Holdings, Inc.	16,000	1,974
	Freeport-McMoRan Copper & Gold, Inc.	133,900	4,077
	LyondellBasell Industries NV - Class A	138,500	3,384
	Potash Corp. of Saskatchewan, Inc.	128,100	5,537
	Praxair, Inc.	54,400	5,085

	Total		20,057

	Telecommunication Services (2.1%)
*	American Tower Corp. - Class A	186,300	10,023

	Total		10,023

	Total Common Stocks
	(Cost: $438,456)		465,928

	Short-Term Investments (3.1%)

	Federal Government & Agencies (0.6%)
(b)	Federal Home Loan Bank, 0.05%, 10/7/11	3,000,000	3,000

	Total		3,000

	Health Care/Pharmaceuticals (1.1%)
	Pfizer, Inc., 0.03%, 10/4/11	5,000,000	5,000

	Total		5,000

	Restaurants (1.4%)
	Darden Restaurants, Inc., 0.23%, 10/3/11	6,700,000	6,700

	Total		6,700

	Total Short-Term Investments
	(Cost: $14,700)		14,700

	Total Investments (100.2%)
	(Cost: $453,156)(a)		480,628

	Other Assets, Less
	Liabilities (-0.2%)		(1,077)

	Net Assets (100.0%)		479,551

Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $453,156 and the net unrealized appreciation of investments based on that cost was $27,472 which is comprised of $66,950 aggregate gross unrealized appreciation and $39,478 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2011, $4,227)	73	12/11	$(118)

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$465,928	$-	$-
Short-Term Investments	-	14,700	-
Liabilities:
Other Financial Instruments^
Futures	(118)	-	-
Total	$465,810	$14,700	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Focused Appreciation Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (19.3%)
*	Amazon.com, Inc.	12,895	2,788
	Compagnie Financiere Richemont SA, ADR	1,291,100	5,707
*	Ford Motor Co.	673,695	6,514
	Limited Brands, Inc.	322,925	12,436
	Marriott International, Inc. - Class A	227,015	6,184
*	MGM Resorts International	388,014	3,604
	News Corp. - Class A	782,995	12,113
	NIKE, Inc. - Class B	50,120	4,286

	Total		53,632

	Energy (5.0%)
	Baker Hughes, Inc.	122,505	5,655
	Halliburton Co.	172,830	5,275
*	Southwestern Energy Co.	87,385	2,912

	Total		13,842

	Financials (3.1%)
	The Charles Schwab Corp.	458,194	5,164
	Prudential PLC, ADR	201,472	3,437

	Total		8,601

	Health Care (16.9%)
*	Celgene Corp.	325,420	20,150
*	Express Scripts, Inc.	178,800	6,628
*	Intuitive Surgical, Inc.	4,240	1,545
*	Medco Health Solutions, Inc.	287,652	13,488
*	Vertex Pharmaceuticals, Inc.	112,943	5,030

	Total		46,841

	Industrials (17.0%)
	C.H. Robinson Worldwide, Inc.	98,220	6,725
	FANUC Corp., Ltd., ADR	524,540	12,154
	Iron Mountain, Inc.	182,945	5,785
	Precision Castparts Corp.	81,470	12,665
	United Parcel Service, Inc. - Class B	159,260	10,057

	Total		47,386

	Information Technology (30.0%)
*	Adobe Systems, Inc.	213,625	5,163
	Amphenol Corp. - Class A	73,100	2,980
*	Apple, Inc.	68,254	26,017
*	eBay, Inc.	603,841	17,807
*	EMC Corp.	480,260	10,081
	Microsoft Corp.	454,650	11,316
	Oracle Corp.	277,395	7,973
	TE Connectivity, Ltd.	77,815	2,190

	Total		83,527

	Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

	Materials (3.0%)
*	Ivanhoe Mines, Ltd.	608,750	8,340

	Total		8,340

	Telecommunication Services (2.9%)
*	Crown Castle International Corp.	199,600	8,118

	Total		8,118

	Total Common Stocks
	(Cost: $265,366)		270,287

	Short-Term Investments (2.8%)

	Commercial Banks Non-US (0.7%)
	Barclays US Funding LLC, 0.06%, 10/3/11	2,000,000	2,000

	Total		2,000

	Federal Government & Agencies (0.8%)
	Federal Home Loan Bank, 0.02%, 12/23/11	2,400,000	2,400

	Total		2,400

	Finance Services (0.6%)
	Alpine Securitization Corp., 0.18%, 10/20/11	1,600,000	1,600

	Total		1,600

	Health Care/Pharmaceuticals (0.7%)
	Abbott Laboratories, 0.05%, 10/4/11	1,900,000	1,900

	Total		1,900

	Total Short-Term Investments
	(Cost: $7,900)		7,900

	Total Investments (100.0%)
	(Cost: $273,266)(a)		278,187

	Other Assets, Less
	Liabilities (0.0%)		(39)

	Net Assets (100.0%)		278,148

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $273,266 and the net unrealized appreciation of investments based on that cost was $4,921 which is comprised of $39,440 aggregate gross unrealized appreciation and $34,519 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$270,287	$-	$-
Short-Term Investments	-	7,900	-
Other Financial Instruments^	-	-	-
Total	$270,287	$7,900	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.5%)
	Abercrombie & Fitch Co. - Class A	33,900	2,087
*	Amazon.com, Inc.	13,200	2,854
	Coach, Inc.	57,200	2,965
*	DIRECTV - Class A	105,600	4,462
*	Discovery Communications, Inc.	40,300	1,417
	Fortune Brands, Inc.	42,300	2,288
	The Home Depot, Inc.	115,400	3,793
	Johnson Controls, Inc.	98,100	2,587
	Limited Brands, Inc.	50,000	1,925
	McDonald’s Corp.	68,600	6,024
*	MGM MIRAGE	129,000	1,198
*	Urban Outfitters, Inc.	54,772	1,222

	Total		32,822

	Consumer Staples (10.4%)
	Church & Dwight Co., Inc.	44,600	1,971
	The Coca-Cola Co.	127,600	8,621
	Costco Wholesale Corp.	59,400	4,878
	CVS Caremark Corp.	101,422	3,406
	The Estee Lauder Cos., Inc. - Class A	30,000	2,635
*	Hansen Natural Corp.	8,500	742
	Mead Johnson Nutrition Co.	45,400	3,125
	Philip Morris International, Inc.	107,400	6,700
	The Procter & Gamble Co.	62,162	3,927

	Total		36,005

	Energy (12.0%)
	Anadarko Petroleum Corp.	66,600	4,199
	Apache Corp.	19,600	1,573
	Chevron Corp.	79,100	7,318
	Exxon Mobil Corp.	181,249	13,164
	Halliburton Co.	108,700	3,318
	Occidental Petroleum Corp.	72,400	5,177
	Schlumberger, Ltd.	93,100	5,561
*	Weatherford International, Ltd.	117,800	1,438

	Total		41,748

	Financials (11.4%)
	American Express Co.	124,100	5,572
	Citigroup, Inc.	83,580	2,141
	CME Group, Inc.	5,900	1,454
	The Goldman Sachs Group, Inc.	49,800	4,708
	Invesco, Ltd.	118,300	1,835
	JPMorgan Chase & Co.	248,596	7,488
	MetLife, Inc.	175,000	4,902
	PNC Financial Services Group, Inc.	42,430	2,045
	SunTrust Banks, Inc.	85,200	1,529

	Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Travelers Cos., Inc.	26,800	1,306
	Wells Fargo & Co.	273,600	6,599

	Total		39,579

	Health Care (13.1%)
*	Alexion Pharmaceuticals, Inc.	20,300	1,300
	Allergan, Inc.	45,700	3,765
	AmerisourceBergen Corp.	100,100	3,731
	Bristol-Myers Squibb Co.	183,500	5,758
*	Celgene Corp.	71,595	4,433
*	Cerner Corp.	30,900	2,117
	Covidien PLC	37,000	1,632
*	Express Scripts, Inc.	51,000	1,891
*	Intuitive Surgical, Inc.	3,000	1,093
	Johnson & Johnson	38,300	2,440
	Pfizer, Inc.	390,200	6,899
	Pharmaceutical Product Development, Inc.	66,500	1,706
*	Thermo Fisher Scientific, Inc.	50,900	2,578
	UnitedHealth Group, Inc.	58,500	2,698
	WellPoint, Inc.	52,100	3,401

	Total		45,442

	Industrials (9.2%)
	Caterpillar, Inc.	31,900	2,355
	Cummins, Inc.	27,600	2,254
	Danaher Corp.	89,859	3,769
	Dover Corp.	70,850	3,302
	Emerson Electric Co.	28,100	1,161
	FedEx Corp.	58,450	3,956
*	Foster Wheeler AG	56,200	1,000
	Honeywell International, Inc.	99,050	4,349
	Illinois Tool Works, Inc.	58,700	2,442
	PACCAR, Inc.	80,650	2,727
	Precision Castparts Corp.	8,400	1,306
	Union Pacific Corp.	41,800	3,414

	Total		32,035

	Information Technology (21.8%)
*	Apple, Inc.	39,000	14,866
	Avago Technologies, Ltd.	102,600	3,362
	Broadcom Corp. - Class A	114,000	3,795
*	Check Point Software Technologies, Ltd.	40,600	2,142
	Cisco Systems, Inc.	292,600	4,532
*	Cognizant Technology Solutions Corp. - Class A	36,600	2,295
*	EMC Corp.	146,300	3,071
*	Freescale Semiconductor Holdings I, Ltd.	142,200	1,568
*	Google, Inc. - Class A	9,700	4,989
	Intel Corp.	105,000	2,240

	Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	International Business Machines Corp.	54,600	9,557
	MasterCard, Inc. - Class A	12,300	3,901
	Microsoft Corp.	381,500	9,496
	Oracle Corp.	202,700	5,826
	Qualcomm, Inc.	77,100	3,749

	Total		75,389

	Materials (3.4%)
	The Dow Chemical Co.	62,000	1,393
	Freeport-McMoRan Copper & Gold, Inc.	76,300	2,323
	LyondellBasell Industries NV - Class A	55,500	1,356
	Potash Corp. of Saskatchewan, Inc.	97,000	4,192
	Praxair, Inc.	25,300	2,365

	Total		11,629

	Telecommunication Services (3.5%)
*	American Tower Corp. - Class A	122,400	6,585
	Verizon Communications, Inc.	152,500	5,612

	Total		12,197

	Utilities (2.9%)
	American Electric Power Co., Inc.	72,300	2,749
	American Water Works Co., Inc.	160,600	4,847
	PG&E Corp.	56,900	2,407

	Total		10,003

	Total Common Stocks
	(Cost: $333,624)		336,849

	Short-Term Investments (3.2%)

	Health Care/Pharmaceuticals (1.4%)
	Roche Holdings, Inc., 0.06%, 10/13/11	5,000,000	5,000

	Total		5,000

	Restaurants (1.8%)
	Darden Restaurants, Inc., 0.23%, 10/3/11	6,200,000	6,200

	Total		6,200

	Total Short-Term Investments
	(Cost: $11,200)		11,200

	Total Investments (100.4%)
	(Cost: $344,824)(a)		348,049

	Other Assets, Less
	Liabilities (-0.4%)		(1,462)

	Net Assets (100.0%)		346,587

Large Cap Core Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $344,824 and the net unrealized appreciation of investments based on that cost was $3,225 which is comprised of $35,846 aggregate gross unrealized appreciation and $32,621 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$336,849	$-	$-
Short-Term Investments	-	11,200	-
Other Financial Instruments^	-	-	-
Total	$336,849	$11,200	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

Large Cap Blend Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (94.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.0%)
*	Aeropostale, Inc.	12,000	130
	Carnival Corp.	19,300	585
	CBS Corp. - Class B	23,200	473
	Coach, Inc.	8,400	435
	Comcast Corp. - Class A	68,300	1,427
*	DreamWorks Animation SKG, Inc. - Class A	8,000	145
	Gannett Co., Inc.	64,000	610
	The Home Depot, Inc.	19,400	638
	Lowe’s Cos., Inc.	13,000	251
	NIKE, Inc. - Class B	2,500	214
*	NVR, Inc.	400	242
	Scripps Networks Interactive - Class A	8,300	308
*	Signet Jewelers, Ltd.	2,600	88
	Target Corp.	28,100	1,378
	Tiffany & Co.	11,900	724
	Time Warner Cable, Inc.	14,743	924
*	Urban Outfitters, Inc.	24,200	540
	Viacom, Inc. - Class B	1,800	70

	Total		9,182

	Consumer Staples (6.0%)
	Altria Group, Inc.	7,100	190
	Avon Products, Inc.	50,800	996
	Costco Wholesale Corp.	1,400	115
	Kraft Foods, Inc. - Class A	9,500	319
	PepsiCo, Inc.	10,800	668
	Philip Morris International, Inc.	22,500	1,404

	Total		3,692

	Energy (14.6%)
	Anadarko Petroleum Corp.	15,600	984
	Baker Hughes, Inc.	7,100	328
	Cenovus Energy, Inc.	25,300	777
	Chevron Corp.	6,300	583
*	Cobalt International Energy, Inc.	13,500	104
*	Dril-Quip, Inc.	4,600	248
	Encana Corp.	18,800	361
	Halliburton Co.	33,900	1,035
	Noble Energy, Inc.	12,500	885
	Royal Dutch Shell PLC - Class A, ADR	15,900	978
	Royal Dutch Shell PLC - Class B, ADR	1,700	105
	Schlumberger, Ltd.	18,200	1,087
	TransCanada Corp.	15,100	611
	Transocean, Ltd.	1,700	81
*	Weatherford International, Ltd.	64,200	784

	Total		8,951

	Common Stocks (94.2%)	Shares/ $ Par	Value $ (000’s)

	Financials (10.1%)
	ACE, Ltd.	11,100	673
	The Allstate Corp.	47,200	1,118
	Aon Corp.	7,200	302
	BB&T Corp.	18,400	393
*	Berkshire Hathaway, Inc. - Class A	1	107
*	Berkshire Hathaway, Inc. - Class B	2,100	149
	The Charles Schwab Corp.	102,200	1,152
	The Goldman Sachs Group, Inc.	10,400	983
	JPMorgan Chase & Co.	11,400	343
	Marsh & McLennan Cos., Inc.	6,300	167
	NYSE Euronext	3,800	88
	The Progressive Corp.	21,400	380
	Ventas, Inc.	5,100	252
	Wells Fargo & Co.	4,300	104

	Total		6,211

	Health Care (10.6%)
	Allergan, Inc.	10,000	824
*	AMERIGROUP Corp.	14,700	573
*	Boston Scientific Corp.	79,100	468
	Bristol-Myers Squibb Co.	7,400	232
*	Centene Corp.	5,300	152
*	Cerner Corp.	15,900	1,089
*	Mettler-Toledo International, Inc.	800	112
*	Pharmasset, Inc.	13,000	1,071
*	Seattle Genetics, Inc.	33,200	633
	Shire PLC, ADR	10,200	958
	Universal Health Services, Inc. - Class B	11,800	401

	Total		6,513

	Industrials (8.8%)
	The Boeing Co.	3,400	206
	Caterpillar, Inc.	5,100	377
	Danaher Corp.	13,900	583
	Emerson Electric Co.	10,100	417
	FedEx Corp.	3,900	264
	General Electric Co.	25,400	387
	Illinois Tool Works, Inc.	5,300	220
	Iron Mountain, Inc.	16,400	518
*	Jacobs Engineering Group, Inc.	8,900	287
*	Nielsen Holdings N.V.	2,400	63
	Norfolk Southern Corp.	11,700	714
	Republic Services, Inc.	25,200	707
	Stanley Black & Decker, Inc.	1,500	74
	United Technologies Corp.	7,800	549

	Total		5,366

	Common Stocks (94.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (19.6%)
	Accenture PLC - Class A	6,800	358
*	Apple, Inc.	1,900	724
	Broadcom Corp. - Class A	38,700	1,288
*	First Solar, Inc.	600	38
*	Flextronics International, Ltd.	75,700	426
*	Freescale Semiconductor Holdings I, Ltd.	14,900	164
*	Google, Inc. - Class A	3,070	1,579
	Hewlett-Packard Co.	6,700	151
	International Business Machines Corp.	4,200	735
	Jabil Circuit, Inc.	9,900	176
	Jack Henry & Associates, Inc.	2,900	84
*	Juniper Networks, Inc.	35,400	611
	KLA-Tencor Corp.	14,600	559
	MasterCard, Inc. - Class A	900	286
	Maxim Integrated Products, Inc.	26,800	625
	Microchip Technology, Inc.	4,600	143
	Microsoft Corp.	19,800	493
	Nintendo Co., Ltd., ADR	20,500	372
	Oracle Corp.	37,200	1,069
	Qualcomm, Inc.	15,800	769
	TE Connectivity, Ltd.	7,200	203
	Visa, Inc. - Class A	14,000	1,200

	Total		12,053

	Materials (5.9%)
	Air Products and Chemicals, Inc.	6,600	504
	Allegheny Technologies, Inc.	21,200	784
	Barrick Gold Corp.	15,900	742
	Cliffs Natural Resources, Inc.	8,500	435
	FMC Corp.	1,200	83
	Freeport-McMoRan Copper & Gold, Inc.	4,700	143
	Monsanto Co.	11,000	660
	Nucor Corp.	6,100	193
	Vulcan Materials Co.	3,000	83

	Total		3,627

	Telecommunication Services (2.7%)
*	American Tower Corp. - Class A	22,400	1,205
	CenturyLink, Inc.	13,600	451

	Total		1,656

Large Cap Blend Portfolio

Common Stocks (94.2%)	Shares/ $ Par	Value $ (000’s)

Utilities (0.9%)
Edison International	4,800	184
PG&E Corp.	6,300	267
PPL Corp.	2,500	71

Total		522

Total Common Stocks
(Cost: $58,348)		57,773

Short-Term Investments (5.2%)

Commercial Banks Non-US (2.3%)
Barclays US Funding LLC, 0.06%, 10/3/11	1,400,000	1,400

Total		1,400

Health Care/Pharmaceuticals (2.9%)
Abbott Laboratories, 0.05%, 10/4/11	1,800,000	1,800

Total		1,800

Total Short-Term Investments
(Cost: $3,200)		3,200

Total Investments (99.4%)
(Cost: $61,548)(a)		60,973

Other Assets, Less Liabilities (0.6%)		376

Net Assets (100.0%)		61,349

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $61,548 and the net unrealized depreciation of investments based on that cost was $575 which is comprised of $6,108 aggregate gross unrealized appreciation and $6,683 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$57,773	$-	$-
Short-Term Investments	-	3,200	-
Other Financial Instruments^	-	-	-
Total	$57,773	$3,200	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.5%)
	Abercrombie & Fitch Co. - Class A	11,800	726
*	Amazon.com, Inc.	49,400	10,682
*	Apollo Group, Inc. - Class A	16,700	661
*	AutoNation, Inc.	6,729	221
*	AutoZone, Inc.	3,925	1,253
*	Bed Bath & Beyond, Inc.	33,300	1,908
	Best Buy Co., Inc.	41,275	962
*	Big Lots, Inc.	8,900	310
	Cablevision Systems Corp. - Class A	30,600	481
*	CarMax, Inc.	30,800	735
	Carnival Corp.	62,909	1,906
	CBS Corp. - Class B	91,224	1,859
*	Chipotle Mexican Grill, Inc.	4,300	1,303
	Coach, Inc.	39,300	2,037
	Comcast Corp. - Class A	374,205	7,821
	D.R. Horton, Inc.	37,900	343
	Darden Restaurants, Inc.	18,350	784
	DeVry, Inc.	8,400	310
*	DIRECTV - Class A	100,500	4,246
*	Discovery Communications, Inc. - Class A	37,300	1,403
	Expedia, Inc.	26,500	682
	Family Dollar Stores, Inc.	16,400	834
*	Ford Motor Co.	517,265	5,002
*	Fortune Brands, Inc.	21,067	1,139
*	GameStop Corp. - Class A	18,900	437
	Gannett Co., Inc.	32,650	311
	The Gap, Inc.	47,275	768
	Genuine Parts Co.	21,300	1,082
*	The Goodyear Tire & Rubber Co.	33,300	336
	H&R Block, Inc.	41,600	554
	Harley-Davidson, Inc.	32,200	1,105
	Harman International Industries, Inc.	9,500	272
	Hasbro, Inc.	16,425	536
	The Home Depot, Inc.	212,900	6,998
	International Game Technology	40,600	590
	The Interpublic Group of Cos., Inc.	65,100	469
	J.C. Penney Co., Inc.	19,450	521
	Johnson Controls, Inc.	92,500	2,439
	Kohl’s Corp.	38,267	1,879
	Leggett & Platt, Inc.	19,233	381
	Lennar Corp. - Class A	21,800	295
	Limited Brands, Inc.	33,687	1,297
	Lowe’s Cos., Inc.	171,600	3,319
	Macy’s, Inc.	58,146	1,530

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Marriott International, Inc. - Class A	38,456	1,048
	Mattel, Inc.	46,688	1,209
	McDonald’s Corp.	140,478	12,337
	The McGraw-Hill Cos., Inc.	41,020	1,682
*	NetFlix, Inc.	7,200	815
	Newell Rubbermaid, Inc.	39,692	471
	News Corp. - Class A	311,100	4,813
	NIKE, Inc. - Class B	51,700	4,421
	Nordstrom, Inc.	22,334	1,020
	Omnicom Group, Inc.	38,000	1,400
*	O’Reilly Automotive, Inc.	18,500	1,233
*	Priceline.com, Inc.	6,800	3,056
*	PulteGroup, Inc.	45,735	181
	Ralph Lauren Corp.	8,800	1,141
	Ross Stores, Inc.	15,700	1,235
	Scripps Networks Interactive - Class A	13,400	498
*	Sears Holdings Corp.	5,280	304
	Staples, Inc.	96,550	1,284
	Starbucks Corp.	101,600	3,789
	Starwood Hotels & Resorts Worldwide, Inc.	26,200	1,017
	Target Corp.	91,957	4,510
	Tiffany & Co.	17,367	1,056
	Time Warner Cable, Inc.	44,292	2,776
	Time Warner, Inc.	142,233	4,263
	The TJX Cos., Inc.	51,900	2,879
*	Urban Outfitters, Inc.	16,100	359
	VF Corp.	11,757	1,429
	Viacom, Inc. - Class B	78,224	3,030
	The Walt Disney Co.	252,657	7,620
	The Washington Post Co. - Class B	700	229
	Whirlpool Corp.	10,444	521
	Wyndham Worldwide Corp.	22,386	638
	Wynn Resorts, Ltd.	10,900	1,254
	Yum! Brands, Inc.	63,260	3,124

	Total		149,369

	Consumer Staples (11.5%)
	Altria Group, Inc.	281,922	7,558
	Archer-Daniels-Midland Co.	92,003	2,283
	Avon Products, Inc.	58,600	1,148
	Brown-Forman Corp. - Class B	13,722	962
	Campbell Soup Co.	24,422	790
	The Clorox Co.	17,850	1,184
	The Coca-Cola Co.	312,575	21,118
	Coca-Cola Enterprises, Inc.	43,400	1,080
	Colgate-Palmolive Co.	66,222	5,873
	ConAgra Foods, Inc.	56,467	1,368

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
*	Constellation Brands, Inc. - Class A	25,100	452
	Costco Wholesale Corp.	59,564	4,891
	CVS Caremark Corp.	183,061	6,147
*	Dean Foods Co.	24,900	221
	Dr. Pepper Snapple Group, Inc.	29,500	1,144
	The Estee Lauder Cos., Inc. - Class A	15,400	1,353
	General Mills, Inc.	88,034	3,387
	H.J. Heinz Co.	43,717	2,207
	The Hershey Co.	21,100	1,250
	Hormel Foods Corp.	18,900	511
	The J.M. Smucker Co.	15,500	1,130
	Kellogg Co.	33,957	1,806
	Kimberly-Clark Corp.	53,356	3,789
	Kraft Foods, Inc. - Class A	240,396	8,072
	The Kroger Co.	82,405	1,810
	Lorillard, Inc.	18,846	2,086
	McCormick & Co., Inc.	18,000	831
	Mead Johnson Nutrition Co.	27,731	1,909
	Molson Coors Brewing Co. - Class B	22,200	879
	PepsiCo, Inc.	215,425	13,335
	Philip Morris International, Inc.	239,122	14,916
	The Procter & Gamble Co.	374,064	23,633
	Reynolds American, Inc.	46,000	1,724
	Safeway, Inc.	47,600	792
	Sara Lee Corp.	80,135	1,310
	SUPERVALU, INC.	28,770	192
	Sysco Corp.	80,725	2,091
	Tyson Foods, Inc. - Class A	40,400	701
	Walgreen Co.	123,246	4,053
	Wal-Mart Stores, Inc.	239,300	12,420
	Whole Foods Market, Inc.	21,500	1,404

	Total		163,810

	Energy (11.4%)
*	Alpha Natural Resources, Inc.	30,855	546
	Anadarko Petroleum Corp.	67,724	4,270
	Apache Corp.	52,246	4,192
	Baker Hughes, Inc.	59,364	2,740
	Cabot Oil & Gas Corp.	14,200	879
*	Cameron International Corp.	33,400	1,387
	Chesapeake Energy Corp.	90,000	2,300
	Chevron Corp.	272,614	25,222
	ConocoPhillips	186,938	11,837

Index 500 Stock Portfolio

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	CONSOL Energy, Inc.	30,900	1,049
*	Denbury Resources, Inc.	54,800	630
	Devon Energy Corp.	56,700	3,144
	Diamond Offshore Drilling, Inc.	9,500	520
	El Paso Corp.	104,871	1,833
	EOG Resources, Inc.	36,520	2,593
	EQT Corp.	20,300	1,083
	Exxon Mobil Corp.	661,901	48,074
*	FMC Technologies, Inc.	32,700	1,230
	Halliburton Co.	125,238	3,822
	Helmerich & Payne, Inc.	14,600	593
	Hess Corp.	41,200	2,161
	Marathon Oil Corp.	97,166	2,097
	Marathon Petroleum Corp.	48,533	1,313
	Murphy Oil Corp.	26,300	1,161
*	Nabors Industries, Ltd.	39,100	479
	National-Oilwell Varco, Inc.	57,700	2,955
*	Newfield Exploration Co.	18,000	714
	Noble Corp.	34,400	1,010
	Noble Energy, Inc.	24,000	1,699
	Occidental Petroleum Corp.	110,640	7,911
	Peabody Energy Corp.	36,900	1,250
	Pioneer Natural Resources Co.	15,900	1,046
	QEP Resources, Inc.	24,100	652
	Range Resources Corp.	21,900	1,280
*	Rowan Cos., Inc.	17,350	524
	Schlumberger, Ltd.	183,684	10,972
*	Southwestern Energy Co.	47,400	1,580
	Spectra Energy Corp.	88,536	2,172
	Sunoco, Inc.	16,500	512
*	Tesoro Corp.	19,600	382
	Valero Energy Corp.	77,900	1,385
	The Williams Companies, Inc.	80,200	1,952

	Total		163,151

	Financials (13.3%)
	ACE, Ltd.	46,000	2,788
	Aflac, Inc.	63,550	2,221
	The Allstate Corp.	70,328	1,666
	American Express Co.	141,375	6,348
*	American International Group, Inc.	59,491	1,306
	Ameriprise Financial, Inc.	32,155	1,266
	Aon Corp.	44,500	1,868
	Apartment Investment & Management Co. - Class A	16,456	364
	Assurant, Inc.	12,900	462
	AvalonBay Communities, Inc.	12,773	1,457
	Bank of America Corp.	1,379,596	8,443
	The Bank of New York Mellon Corp.	167,763	3,119
	BB&T Corp.	94,900	2,024

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Berkshire Hathaway, Inc. - Class B	239,366	17,005
	BlackRock, Inc.	13,700	2,028
	Boston Properties, Inc.	20,000	1,782
	Capital One Financial Corp.	62,529	2,478
*	CB Richard Ellis Group, Inc. - Class A	44,300	596
	The Charles Schwab Corp.	146,711	1,653
	The Chubb Corp.	38,900	2,334
	Cincinnati Financial Corp.	22,175	584
	Citigroup, Inc.	397,264	10,178
	CME Group, Inc. - Class A	9,100	2,242
	Comerica, Inc.	27,350	628
	Discover Financial Services	74,256	1,703
*	E*TRADE Financial Corp.	34,560	315
	Equity Residential	40,400	2,096
	Federated Investors, Inc. - Class B	12,600	221
	Fifth Third Bancorp	125,234	1,265
	First Horizon National Corp.	35,766	213
	Franklin Resources, Inc.	19,850	1,898
*	Genworth Financial, Inc. - Class A	66,600	382
	The Goldman Sachs Group, Inc.	68,900	6,514
	The Hartford Financial Services Group, Inc.	60,650	979
	HCP, Inc.	55,400	1,942
	Health Care REIT, Inc.	24,200	1,133
	Host Hotels & Resorts, Inc.	96,094	1,051
	Hudson City Bancorp, Inc.	71,800	406
	Huntington Bancshares, Inc.	117,542	564
*	IntercontinentalExchange, Inc.	10,000	1,183
	Invesco, Ltd.	61,400	952
	Janus Capital Group, Inc.	25,229	151
	JPMorgan Chase & Co.	530,729	15,986
	KeyCorp	129,675	769
	Kimco Realty Corp.	55,400	833
	Legg Mason, Inc.	17,800	458
	Leucadia National Corp.	27,000	612
	Lincoln National Corp.	41,930	655
	Loews Corp.	42,321	1,462
	M&T Bank Corp.	17,100	1,195
	Marsh & McLennan Cos., Inc.	73,780	1,958
	MetLife, Inc.	143,974	4,033
	Moody’s Corp.	27,350	833
	Morgan Stanley	202,113	2,729

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	The NASDAQ OMX Group, Inc.	17,400	403
	Northern Trust Corp.	32,850	1,149
	NYSE Euronext	35,600	827
	People’s United Financial, Inc.	51,300	585
	Plum Creek Timber Co., Inc.	22,100	767
	PNC Financial Services Group, Inc.	71,589	3,450
	Principal Financial Group, Inc.	42,700	968
	The Progressive Corp.	86,900	1,543
	Prologis, Inc.	62,497	1,516
	Prudential Financial, Inc.	66,200	3,102
	Public Storage	19,300	2,149
	Regions Financial Corp.	171,390	571
	Simon Property Group, Inc.	39,936	4,392
	SLM Corp.	70,042	872
	State Street Corp.	68,600	2,206
	SunTrust Banks, Inc.	73,133	1,313
	T. Rowe Price Group, Inc.	34,900	1,667
	Torchmark Corp.	14,275	498
	The Travelers Cos., Inc.	57,010	2,778
	U.S. Bancorp	261,521	6,156
	Unum Group	41,331	866
	Ventas, Inc.	39,200	1,936
	Vornado Realty Trust	25,074	1,871
	Wells Fargo & Co.	718,731	17,336
	Weyerhaeuser Co.	73,353	1,141
	XL Group PLC	44,700	840
	Zions Bancorporation	25,100	353

	Total		190,586

	Health Care (11.9%)
	Abbott Laboratories	211,850	10,834
	Aetna, Inc.	50,808	1,847
*	Agilent Technologies, Inc.	47,237	1,476
	Allergan, Inc.	41,834	3,446
	AmerisourceBergen Corp.	36,700	1,368
	Amgen, Inc.	125,817	6,914
	Baxter International, Inc.	77,400	4,345
	Becton, Dickinson and Co.	29,650	2,174
*	Biogen Idec, Inc.	32,990	3,073
*	Boston Scientific Corp.	208,322	1,231
	Bristol-Myers Squibb Co.	232,213	7,287
	C.R. Bard, Inc.	11,800	1,033
	Cardinal Health, Inc.	46,925	1,965
*	CareFusion Corp.	30,412	728
*	Celgene Corp.	62,500	3,870
*	Cephalon, Inc.	10,600	855
*	Cerner Corp.	19,800	1,357
	CIGNA Corp.	36,787	1,543
*	Coventry Health Care, Inc.	20,200	582

Index 500 Stock Portfolio

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Covidien PLC	67,200	2,963
*	DaVita, Inc.	12,700	796
	DENTSPLY International, Inc.	19,200	589
*	Edwards Lifesciences Corp.	15,600	1,112
	Eli Lilly and Co.	138,706	5,128
*	Express Scripts, Inc.	66,500	2,465
*	Forest Laboratories, Inc.	37,366	1,150
*	Gilead Sciences, Inc.	105,000	4,074
*	Hospira, Inc.	22,465	831
	Humana, Inc.	22,700	1,651
*	Intuitive Surgical, Inc.	5,300	1,931
	Johnson & Johnson	373,037	23,766
*	Laboratory Corp. of America Holdings	13,800	1,091
*	Life Technologies Corp.	24,580	945
	McKesson Corp.	33,505	2,436
*	Medco Health Solutions, Inc.	52,444	2,459
	Medtronic, Inc.	143,700	4,777
	Merck & Co., Inc.	419,383	13,718
*	Mylan, Inc.	58,000	986
	Patterson Cos., Inc.	12,700	364
	PerkinElmer, Inc.	15,400	296
	Pfizer, Inc.	1,062,092	18,778
	Quest Diagnostics, Inc.	21,500	1,061
	St. Jude Medical, Inc.	44,900	1,625
	Stryker Corp.	44,900	2,116
*	Tenet Healthcare Corp.	64,450	266
*	Thermo Fisher Scientific, Inc.	52,000	2,633
	UnitedHealth Group, Inc.	146,544	6,759
*	Varian Medical Systems, Inc.	16,000	835
*	Waters Corp.	12,400	936
*	Watson Pharmaceuticals, Inc.	17,100	1,167
	WellPoint, Inc.	49,100	3,205
*	Zimmer Holdings, Inc.	25,937	1,388

	Total		170,225

	Industrials (10.1%)
	3M Co.	96,576	6,933
	Avery Dennison Corp.	14,450	362
	The Boeing Co.	100,876	6,104
	C.H. Robinson Worldwide, Inc.	22,400	1,534
	Caterpillar, Inc.	87,976	6,496
	Cintas Corp.	15,133	426
	CSX Corp.	149,100	2,784
	Cummins, Inc.	26,500	2,164
	Danaher Corp.	77,500	3,250
	Deere & Co.	56,320	3,637
	Dover Corp.	25,367	1,182
	The Dun & Bradstreet Corp.	6,700	410
	Eaton Corp.	46,400	1,647
	Emerson Electric Co.	101,400	4,189
	Equifax, Inc.	16,700	513

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Expeditors International of Washington, Inc.	28,900	1,172
	Fastenal Co.	40,200	1,338
	FedEx Corp.	43,120	2,918
	Flowserve Corp.	7,600	562
	Fluor Corp.	23,700	1,103
	General Dynamics Corp.	49,200	2,799
	General Electric Co.	1,443,006	21,991
	Goodrich Corp.	17,000	2,052
	Honeywell International, Inc.	106,550	4,679
	Illinois Tool Works, Inc.	66,900	2,783
	Ingersoll-Rand PLC	45,100	1,267
	Iron Mountain, Inc.	27,700	876
	ITT Corp.	25,200	1,058
*	Jacobs Engineering Group, Inc.	17,400	562
	Joy Global, Inc.	14,300	892
	L-3 Communications Holdings, Inc.	14,300	886
	Lockheed Martin Corp.	37,508	2,725
	Masco Corp.	48,600	346
	Norfolk Southern Corp.	47,357	2,890
	Northrop Grumman Corp.	37,820	1,973
	PACCAR, Inc.	49,715	1,681
	Pall Corp.	15,850	672
	Parker Hannifin Corp.	21,112	1,333
	Pitney Bowes, Inc.	27,537	518
	Precision Castparts Corp.	19,600	3,047
*	Quanta Services, Inc.	28,900	543
	R.R. Donnelley & Sons Co.	25,534	361
	Raytheon Co.	48,100	1,966
	Republic Services, Inc.	43,607	1,224
	Robert Half International, Inc.	19,740	419
	Rockwell Automation, Inc.	19,450	1,089
	Rockwell Collins, Inc.	20,950	1,105
	Roper Industries, Inc.	13,100	903
	Ryder System, Inc.	7,000	263
	Snap-on, Inc.	7,917	351
	Southwest Airlines Co.	109,467	880
	Stanley Black & Decker, Inc.	22,942	1,126
*	Stericycle, Inc.	11,700	944
	Textron, Inc.	37,800	667
	Tyco International, Ltd.	63,200	2,575
	Union Pacific Corp.	66,420	5,425
	United Parcel Service, Inc. - Class B	133,500	8,431
	United Technologies Corp.	123,734	8,706
	W.W. Grainger, Inc.	8,300	1,241
	Waste Management, Inc.	64,285	2,093

	Total		144,066

	Information Technology (19.1%)
	Accenture PLC - Class A	87,700	4,620
*	Adobe Systems, Inc.	67,250	1,625

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Advanced Micro Devices, Inc.	79,100	402
*	Akamai Technologies, Inc.	25,100	499
	Altera Corp.	44,111	1,391
	Amphenol Corp. - Class A	23,100	942
	Analog Devices, Inc.	40,757	1,274
*	Apple, Inc.	126,200	48,105
	Applied Materials, Inc.	179,400	1,857
*	Autodesk, Inc.	31,168	866
	Automatic Data Processing, Inc.	66,650	3,143
*	BMC Software, Inc.	23,860	920
	Broadcom Corp. - Class A	65,500	2,180
	CA, Inc.	51,492	999
	Cisco Systems, Inc.	748,700	11,597
*	Citrix Systems, Inc.	25,620	1,397
*	Cognizant Technology Solutions Corp. - Class A	41,300	2,590
	Computer Sciences Corp.	21,150	568
*	Compuware Corp.	29,657	227
	Corning, Inc.	213,900	2,644
*	Dell, Inc.	211,133	2,988
*	eBay, Inc.	156,100	4,603
*	Electronic Arts, Inc.	45,500	930
*	EMC Corp.	281,074	5,900
*	F5 Networks, Inc.	11,000	782
	Fidelity National Information Services, Inc.	33,700	820
*	First Solar, Inc.	8,000	506
*	Fiserv, Inc.	19,225	976
	FLIR Systems, Inc.	21,700	544
*	Google, Inc. - Class A	34,300	17,643
	Harris Corp.	16,400	560
	Hewlett-Packard Co.	282,326	6,338
	Intel Corp.	714,763	15,246
	International Business Machines Corp.	162,539	28,449
*	Intuit, Inc.	41,400	1,964
	Jabil Circuit, Inc.	24,767	441
*	JDS Uniphase Corp.	31,050	310
*	Juniper Networks, Inc.	72,600	1,253
	KLA-Tencor Corp.	22,700	869
*	Lexmark International, Inc. - Class A	10,800	292
	Linear Technology Corp.	31,050	859
*	LSI Corp.	78,000	404
	MasterCard, Inc. - Class A	14,500	4,599
*	MEMC Electronic Materials, Inc.	31,300	164
	Microchip Technology, Inc.	25,900	806
*	Micron Technology, Inc.	136,650	689
	Microsoft Corp.	1,015,092	25,266
	Molex, Inc.	18,650	380

Index 500 Stock Portfolio

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Monster Worldwide, Inc.	17,567	126
*	Motorola Mobility Holdings, Inc.	35,609	1,345
*	Motorola Solutions, Inc.	41,153	1,724
*	NetApp, Inc.	50,200	1,704
*	Novellus Systems, Inc.	9,500	259
*	NVIDIA Corp.	82,150	1,027
	Oracle Corp.	537,825	15,457
	Paychex, Inc.	43,835	1,156
	Qualcomm, Inc.	228,634	11,118
*	Red Hat, Inc.	26,300	1,111
*	SAIC, Inc.	37,600	444
*	Salesforce.com, Inc.	18,400	2,103
*	SanDisk Corp.	32,600	1,315
*	Symantec Corp.	102,054	1,663
	Tellabs, Inc.	49,692	213
*	Teradata Corp.	22,900	1,226
*	Teradyne, Inc.	25,350	279
	Texas Instruments, Inc.	157,300	4,192
	Total System Services, Inc.	22,278	377
	VeriSign, Inc.	22,700	649
	Visa, Inc. - Class A	69,600	5,966
*	Western Digital Corp.	31,700	815
	Western Union Co.	85,432	1,306
	Xerox Corp.	191,070	1,332
	Xilinx, Inc.	36,100	991
*	Yahoo!, Inc.	171,900	2,262

	Total		272,587

	Materials (3.2%)
	Air Products and Chemicals, Inc.	28,967	2,212
	Airgas, Inc.	9,300	593
	AK Steel Holding Corp.	15,000	98
	Alcoa, Inc.	144,907	1,387
	Allegheny Technologies, Inc.	14,517	537
	Ball Corp.	22,264	691
	Bemis Co., Inc.	14,100	413
	CF Industries Holdings, Inc.	9,800	1,209
	Cliffs Natural Resources, Inc.	19,900	1,018
	The Dow Chemical Co.	160,809	3,612
	E.I. du Pont de Nemours and Co.	126,928	5,073
	Eastman Chemical Co.	9,525	653
	Ecolab, Inc.	31,600	1,545
	FMC Corp.	9,800	678
	Freeport-McMoRan Copper & Gold, Inc.	129,076	3,930
	International Flavors & Fragrances, Inc.	11,000	618
	International Paper Co.	59,466	1,383
	MeadWestvaco Corp.	23,279	572
	Monsanto Co.	72,806	4,371
	Newmont Mining Corp.	67,280	4,232
	Nucor Corp.	43,132	1,365
*	Owens-Illinois, Inc.	22,400	339

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	PPG Industries, Inc.	21,467	1,517
	Praxair, Inc.	41,100	3,842
	Sealed Air Corp.	21,742	363
	The Sherwin-Williams Co.	12,013	893
	Sigma-Aldrich Corp.	16,600	1,026
	Titanium Metals Corp.	11,400	171
	United States Steel Corp.	19,550	430
	Vulcan Materials Co.	17,600	485

	Total		45,256

	Telecommunication Services (3.2%)
*	American Tower Corp. - Class A	53,900	2,900
	AT&T, Inc.	806,675	23,006
	CenturyLink, Inc.	83,933	2,780
	Frontier Communications Corp.	135,497	828
*	MetroPCS Communications, Inc.	39,900	347
*	Sprint Nextel Corp.	407,602	1,239
	Verizon Communications, Inc.	385,342	14,181
	Windstream Corp.	69,392	809

	Total		46,090

	Utilities (3.9%)
*	The AES Corp.	89,500	873
	Ameren Corp.	32,867	978
	American Electric Power Co., Inc.	65,640	2,496
	CenterPoint Energy, Inc.	57,962	1,137
	CMS Energy Corp.	34,300	679
	Consolidated Edison, Inc.	39,850	2,272
	Constellation Energy Group, Inc.	27,400	1,043
	Dominion Resources, Inc.	77,476	3,933
	DTE Energy Co.	23,050	1,130
	Duke Energy Corp.	181,273	3,624
	Edison International	44,320	1,695
	Entergy Corp.	24,109	1,598
	Exelon Corp.	90,224	3,844
	FirstEnergy Corp.	56,906	2,556
	Integrys Energy Group, Inc.	10,632	517
	NextEra Energy, Inc.	57,514	3,107
	Nicor, Inc.	6,150	338
	NiSource, Inc.	38,173	816
	Northeast Utilities	24,100	811
*	NRG Energy, Inc.	32,800	696
	ONEOK, Inc.	14,100	931
	Pepco Holdings, Inc.	30,800	583
	PG&E Corp.	54,725	2,315
	Pinnacle West Capital Corp.	14,900	640
	PPL Corp.	78,668	2,245
	Progress Energy, Inc.	40,092	2,074
	Public Service Enterprise Group, Inc.	68,872	2,298
	SCANA Corp.	15,600	631

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Sempra Energy	32,602	1,679
	Southern Co.	116,800	4,949
	TECO Energy, Inc.	29,400	504
	Wisconsin Energy Corp.	31,800	995
	Xcel Energy, Inc.	65,920	1,628

	Total		55,615

	Total Common Stocks
	(Cost: $1,288,973)		1,400,755

	Short-Term Investments (1.8%)

	Federal Government & Agencies (0.3%)
	Federal Home Loan Bank, 0.025%, 11/30/11	5,000,000	4,999

	Total		4,999

	Health Care/Pharmaceuticals (0.7%)
	Roche Holdings, Inc., 0.06%, 10/13/11	5,000,000	5,000
	Thermo Fisher Scientific, Inc., 0.26%, 10/11/11	5,000,000	5,000

	Total		10,000

	Oil and Gas (0.4%)
(b)	Devon Energy Corp., 0.20%, 10/13/11	5,000,000	5,000

	Total		5,000

	Restaurants (0.4%)
	Darden Restaurants, Inc., 0.23%, 10/3/11	5,600,000	5,600

	Total		5,600

	Total Short-Term Investments
	(Cost: $25,599)		25,599

	Total Investments (99.9%)
	(Cost: $1,314,572)(a)		1,426,354

	Other Assets, Less
	Liabilities (0.1%)		1,079

	Net Assets (100.0%)		1,427,433

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $1,314,572 and the net unrealized appreciation of investments based on that cost was $111,782 which is comprised of $398,500 aggregate gross unrealized appreciation and $286,718 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2011, $25,643)	443	12/11	$(703)

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,400,755	$-	$-
Short-Term Investments	-	25,599	-
Liabilities:
Other Financial Instruments^
Futures	(703)	-	-
Total	$1,400,052	$25,599	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.5%)
	CBS Corp. - Class B	17,200	351
	Comcast Corp. - Class A	43,000	899
*	Ford Motor Co.	38,800	375
	Kohl’s Corp.	7,600	373
	Lowe’s Cos., Inc.	33,100	640
	Macy’s, Inc.	17,900	471
	Staples, Inc.	27,300	363
	Target Corp.	15,600	765
	Time Warner, Inc.	25,900	776
	Viacom, Inc. - Class B	5,600	217

	Total		5,230

	Consumer Staples (9.1%)
	Altria Group, Inc.	15,600	418
	CVS Caremark Corp.	27,900	937
	Kraft Foods, Inc. - Class A	12,500	420
	The Kroger Co.	15,600	342
	PepsiCo, Inc.	7,900	489
	The Procter & Gamble Co.	34,200	2,161
	Sysco Corp.	5,600	145
	Wal-Mart Stores, Inc.	12,500	649

	Total		5,561

	Energy (12.8%)
	Apache Corp.	3,300	265
	Chevron Corp.	30,700	2,840
	ConocoPhillips	17,100	1,083
	Exxon Mobil Corp.	30,000	2,179
	National-Oilwell Varco, Inc.	3,200	164
	Occidental Petroleum Corp.	5,400	386
	Total SA, ADR	8,700	382
	Transocean, Ltd.	6,200	296
	Valero Energy Corp.	14,700	261

	Total		7,856

	Financials (23.1%)
	The Allstate Corp.	15,900	377
*	American International Group, Inc.	11,300	248
	Ameriprise Financial, Inc.	11,000	433
	Bank of America Corp.	68,200	417
	The Bank of New York Mellon Corp.	29,900	556
*	Berkshire Hathaway, Inc. - Class B	7,800	554
	The Chubb Corp.	10,000	600
	Citigroup, Inc.	41,200	1,055
	The Goldman Sachs Group, Inc.	7,400	700
	JPMorgan Chase & Co.	58,800	1,771
	Loews Corp.	15,900	549
	MetLife, Inc.	28,000	784
	Morgan Stanley	24,500	331

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	PNC Financial Services Group, Inc.	16,700	805
	Principal Financial Group, Inc.	17,600	399
	Prudential Financial, Inc.	9,600	450
	Torchmark Corp.	8,900	310
	The Travelers Cos., Inc.	17,100	833
	U.S. Bancorp	44,000	1,036
	Wells Fargo & Co.	81,000	1,954

	Total		14,162

	Health Care (15.6%)
	Abbott Laboratories	10,100	516
	Aetna, Inc.	9,700	353
	Amgen, Inc.	18,300	1,006
*	Gilead Sciences, Inc.	11,900	462
	Johnson & Johnson	30,400	1,937
	Medtronic, Inc.	17,900	595
	Merck & Co., Inc.	56,300	1,842
	Pfizer, Inc.	123,500	2,183
	Quest Diagnostics, Inc.	5,500	271
	WellPoint, Inc.	6,100	398

	Total		9,563

	Industrials (7.3%)
	Avery Dennison Corp.	8,300	208
	Dover Corp.	7,200	336
	General Electric Co.	131,700	2,007
	Honeywell International, Inc.	5,500	242
	Ingersoll-Rand PLC	13,200	371
	Lockheed Martin Corp.	3,100	225
	Northrop Grumman Corp.	2,800	146
	Raytheon Co.	8,400	343
	Southwest Airlines Co.	31,500	253
	Tyco International, Ltd.	7,600	310

	Total		4,441

	Information Technology (10.3%)
	Activision Blizzard, Inc.	24,600	293
*	Adobe Systems, Inc.	2,600	63
	Applied Materials, Inc.	36,400	377
	Cisco Systems, Inc.	91,000	1,409
*	Fiserv, Inc.	6,100	310
	Hewlett-Packard Co.	38,600	866
	Intel Corp.	67,900	1,448
*	Marvell Technology Group, Ltd.	23,200	337
	Microsoft Corp.	18,200	453
	Oracle Corp.	16,100	463
*	Western Digital Corp.	11,200	288

	Total		6,307

	Materials (1.8%)
	E.I. du Pont de Nemours and Co.	6,100	244

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Freeport-McMoRan Copper & Gold, Inc.	3,500	107
International Paper Co.	16,100	374
Nucor Corp.	11,300	357

Total		1,082

Telecommunication Services (6.2%)
AT&T, Inc.	81,700	2,330
CenturyLink, Inc.	20,300	673
Verizon Communications, Inc.	21,800	802

Total		3,805

Utilities (4.0%)
American Electric Power Co., Inc.	21,300	810
Exelon Corp.	8,500	362
PG&E Corp.	14,400	609
PPL Corp.	22,400	640

Total		2,421

Total Common Stocks
(Cost: $65,324)		60,428

Short-Term Investments (5.4%)

Other Holdings (5.4%)
JPMorgan Money Market Fund	3,297,414	3,297

Total Short-Term Investments
(Cost: $3,297)		3,297

Total Investments (104.1%)
(Cost: $68,621)(a)		63,725

Other Assets, Less Liabilities (-4.1%)		(2,515)

Net Assets (100.0%)		61,210

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $68,621 and the net unrealized depreciation of investments based on that cost was $4,896 which is comprised of $1,359 aggregate gross unrealized appreciation and $6,255 aggregate gross unrealized depreciation.

(h)	Forward foreign currency contracts outstanding on September 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	UBS AG	EUR	8	10/11	$-	$-	$	- (m	)
Sell	UBS AG	EUR	237	10/11	5	-		5

					$5	$-		$5

EUR — Euro

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$60,428	$-	$-
Short-Term Investments	-	3,297	-
Other Financial Instruments^
Forward Currency Contracts	-	5	-
Total	$60,428	$3,302	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.1%)
	Carnival Corp.	93,100	2,821
	CBS Corp. - Class B	115,500	2,354
	Comcast Corp. - Class A	390,300	8,157
*	Discovery Communications, Inc. - Class A	47,200	1,776
*	DreamWorks Animation SKG, Inc. - Class A	163,000	2,963
	Gannett Co., Inc.	352,500	3,359
	The Home Depot, Inc.	55,500	1,824
	Leggett & Platt, Inc.	223,700	4,427
	Lowe’s Cos., Inc.	97,400	1,884
	McDonald’s Corp.	12,800	1,124
*	PulteGroup, Inc.	1,062,900	4,198
	Target Corp.	228,100	11,186
	Time Warner Cable, Inc.	86,000	5,390
	Time Warner, Inc.	16,233	487
	Viacom, Inc. - Class B	104,300	4,041

	Total		55,991

	Consumer Staples (9.0%)
	Altria Group, Inc.	323,700	8,678
	Avon Products, Inc.	254,000	4,978
	Kraft Foods, Inc. - Class A	171,857	5,771
	PepsiCo, Inc.	32,100	1,987
	Philip Morris International, Inc.	160,000	9,981

	Total		31,395

	Energy (11.7%)
	Anadarko Petroleum Corp.	39,100	2,465
	Cenovus Energy, Inc.	51,000	1,566
	Chevron Corp.	129,446	11,977
	Diamond Offshore Drilling, Inc.	28,200	1,544
	Encana Corp.	318,500	6,119
	Royal Dutch Shell PLC - Class A, ADR	113,900	7,007
	Royal Dutch Shell PLC - Class B, ADR	46,628	2,893
	TransCanada Corp.	51,500	2,085
	Transocean, Ltd.	43,847	2,093
*	Weatherford International, Ltd.	234,800	2,867

	Total		40,616

	Financials (9.7%)
	ACE, Ltd.	108,700	6,587
	The Allstate Corp.	72,900	1,727
	Arthur J. Gallagher & Co.	179,900	4,731
	BB&T Corp.	259,800	5,542
	The Goldman Sachs Group, Inc.	64,730	6,120
	Invesco, Ltd.	109,200	1,694
	JPMorgan Chase & Co.	224,000	6,747

	Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Mercury General Corp.	14,000	537

	Total		33,685

	Health Care (7.0%)
*	AMERIGROUP Corp.	93,400	3,644
*	Boston Scientific Corp.	898,400	5,310
	Bristol-Myers Squibb Co.	334,800	10,506
	Merck & Co., Inc.	57,603	1,884
	Pfizer, Inc.	178,300	3,152

	Total		24,496

	Industrials (15.4%)
	3M Co.	59,100	4,243
	The Boeing Co.	33,000	1,997
	Caterpillar, Inc.	34,800	2,570
	Emerson Electric Co.	170,100	7,027
	General Electric Co.	632,300	9,636
	Illinois Tool Works, Inc.	98,100	4,081
	Norfolk Southern Corp.	75,200	4,589
	Republic Services, Inc.	231,800	6,504
	Stanley Black & Decker, Inc.	154,600	7,591
	United Parcel Service, Inc. - Class B	14,600	922
	United Technologies Corp.	62,400	4,390

	Total		53,550

	Information Technology (12.3%)
	Hewlett-Packard Co.	130,600	2,932
	International Business Machines Corp.	43,800	7,666
	Jabil Circuit, Inc.	459,700	8,178
	KLA-Tencor Corp.	152,600	5,842
	Maxim Integrated Products, Inc.	477,500	11,140
	Microsoft Corp.	71,500	1,780
	Nintendo Co., Ltd., ADR	150,700	2,735
	TE Connectivity, Ltd.	92,300	2,597

	Total		42,870

	Materials (5.1%)
	Air Products and Chemicals, Inc.	74,100	5,659
	Cliffs Natural Resources, Inc.	61,500	3,147
	The Dow Chemical Co.	55,800	1,253
	Nucor Corp.	177,600	5,619
	Vulcan Materials Co.	69,800	1,924

	Total		17,602

	Telecommunication Services (3.2%)
	AT&T, Inc.	208,600	5,949
	CenturyLink, Inc.	157,100	5,203

	Total		11,152

Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

Utilities (4.8%)
American Electric Power Co., Inc.	53,900	2,049
Edison International	54,900	2,100
National Grid PLC, ADR	107,900	5,352
PG&E Corp.	166,600	7,049

Total		16,550

Total Common Stocks
(Cost: $328,375)		327,907

Short-Term Investments (5.6%)

Commercial Banks Non-US (1.0%)
Barclays US Funding LLC, 0.06%, 10/3/11	3,500,000	3,500

Total		3,500

Federal Government & Agencies (2.7%)
Federal Home Loan Bank, 0.03%, 11/28/11	1,400,000	1,400
Federal Home Loan Bank, 0.03%, 12/2/11	1,900,000	1,899
Federal Home Loan Bank, 0.04%, 11/4/11	4,100,000	4,100
Federal Home Loan Bank, 0.05%, 11/4/11	1,000,000	1,000
Federal Home Loan Bank, 0.05%, 11/16/11	1,200,000	1,200

Total		9,599

Finance Services (0.9%)
Alpine Securitization Corp., 0.18%, 10/20/11	3,000,000	3,000

Total		3,000

Health Care/ Pharmaceuticals (1.0%)
Abbott Laboratories, 0.05%, 10/4/11	3,500,000	3,500

Total		3,500

Total Short-Term Investments
(Cost: $19,599)		19,599

Total Investments (99.9%)
(Cost: $347,974)(a)		347,506

Other Assets, Less
Liabilities (0.1%)		364

Net Assets (100.0%)		347,870

Domestic Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $347,974 and the net unrealized depreciation of investments based on that cost was $469 which is comprised of $35,103 aggregate gross unrealized appreciation and $35,572 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$327,907	$-	$-
Short-Term Investments	-	19,599	-
Other Financial Instruments^	-	-	-
Total	$327,907	$19,599	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

Equity Income Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (93.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.1%)
	Cablevision Systems Corp. - Class A	71,600	1,126
	Comcast Corp. - Class A	72,600	1,517
	Fortune Brands, Inc.	56,900	3,077
*	General Motors Co.	30,800	621
	Genuine Parts Co.	26,600	1,351
	H&R Block, Inc.	41,300	550
	Harley-Davidson, Inc.	35,400	1,215
	The Home Depot, Inc.	113,700	3,737
	Kohl’s Corp.	31,500	1,547
	Macy’s, Inc.	50,000	1,316
*	Madison Square Garden, Inc. - Class A	28,250	644
	Marriott International, Inc. - Class A	39,827	1,085
	Mattel, Inc.	94,000	2,434
	The McGraw-Hill Cos., Inc.	69,100	2,833
*	The New York Times Co. - Class A	93,600	544
	Staples, Inc.	132,900	1,768
	Tiffany & Co.	3,200	195
	Time Warner, Inc.	114,700	3,437
	The Walt Disney Co.	87,200	2,630
	Whirlpool Corp.	45,700	2,281
	WPP PLC, ADR	5,400	249

	Total		34,157

	Consumer Staples (7.9%)
	Archer-Daniels-Midland Co.	73,800	1,831
	Avon Products, Inc.	110,100	2,158
	Campbell Soup Co.	49,500	1,602
	The Clorox Co.	43,000	2,852
	ConAgra Foods, Inc.	73,400	1,778
	The Hershey Co.	34,200	2,026
	Kimberly-Clark Corp.	47,000	3,337
	McCormick & Co., Inc.	24,600	1,136
	Molson Coors Brewing Co. - Class B	27,100	1,073
	PepsiCo, Inc.	44,000	2,724

	Total		20,517

	Energy (12.6%)
	Anadarko Petroleum Corp.	43,300	2,730
	BP PLC, ADR	47,000	1,695
	Chevron Corp.	78,600	7,272
	ConocoPhillips	23,000	1,456
	Diamond Offshore Drilling, Inc.	37,000	2,026
	Exxon Mobil Corp.	82,200	5,970
	Murphy Oil Corp.	62,100	2,742
	Petroleo Brasileiro SA, ADR	23,600	530
	Royal Dutch Shell PLC - Class A, ADR	78,800	4,848
	Schlumberger, Ltd.	38,600	2,306

Common Stocks (93.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Spectra Energy Corp.	50,350	1,235

Total		32,810

Financials (17.7%)
The Allstate Corp.	105,300	2,494
American Express Co.	113,900	5,114
Bank of America Corp.	330,023	2,020
The Bank of New York Mellon Corp.	78,500	1,459
Capital One Financial Corp.	38,400	1,522
The Chubb Corp.	19,500	1,170
JPMorgan Chase & Co.	196,988	5,933
KeyCorp	30,800	183
Legg Mason, Inc.	77,200	1,985
Lincoln National Corp.	68,576	1,072
Marsh & McLennan Cos., Inc.	103,800	2,755
Morgan Stanley	47,400	640
Northern Trust Corp.	55,200	1,931
NYSE Euronext	51,100	1,188
Och-Ziff Capital Management Group - Class A	32,700	298
PNC Financial Services Group, Inc.	44,900	2,164
Regions Financial Corp.	149,100	496
SLM Corp.	132,300	1,647
Sun Life Financial, Inc.	52,500	1,249
SunTrust Banks, Inc.	97,300	1,746
U.S. Bancorp	165,000	3,884
Wells Fargo & Co.	173,200	4,178
Weyerhaeuser Co.	56,535	879

Total		46,007

Health Care (6.0%)
Amgen, Inc.	37,700	2,072
Bristol-Myers Squibb Co.	80,400	2,523
Johnson & Johnson	61,700	3,931
Merck & Co., Inc.	90,300	2,954
Pfizer, Inc.	162,926	2,880
Quest Diagnostics, Inc.	28,100	1,387

Total		15,747

Industrials (11.5%)
3M Co.	49,800	3,575
Avery Dennison Corp.	41,000	1,028
The Boeing Co.	35,900	2,172
Canadian Pacific Railway, Ltd.	6,700	322
Cooper Industries PLC	47,700	2,200
Emerson Electric Co.	43,600	1,801
General Electric Co.	411,200	6,267
Honeywell International, Inc.	59,500	2,613
Illinois Tool Works, Inc.	66,600	2,771
Ingersoll-Rand PLC	6,700	188

Equity Income Portfolio

	Common Stocks (93.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	ITT Corp.	35,400	1,487
	Lockheed Martin Corp.	18,800	1,366
	Masco Corp.	112,700	802
	Raytheon Co.	9,900	405
	United Parcel Service, Inc. - Class B	41,300	2,608
*	USG Corp.	39,800	268

	Total		29,873

	Information Technology (7.1%)
	Analog Devices, Inc.	56,500	1,766
	Applied Materials, Inc.	144,500	1,496
	Cisco Systems, Inc.	132,600	2,054
	Computer Sciences Corp.	79,300	2,129
	Corning, Inc.	109,500	1,353
	Harris Corp.	71,200	2,433
	Hewlett-Packard Co.	99,000	2,222
	Microsoft Corp.	143,200	3,564
	Texas Instruments, Inc.	32,000	853
*	Yahoo!, Inc.	38,900	512

	Total		18,382

	Materials (5.2%)
	E.I. du Pont de Nemours and Co.	31,900	1,275
	International Flavors & Fragrances, Inc.	28,100	1,580
	International Paper Co.	116,900	2,718
	MeadWestvaco Corp.	54,700	1,343
	Monsanto Co.	43,900	2,636
	Nucor Corp.	71,500	2,262
	Vulcan Materials Co.	59,100	1,629

	Total		13,443

	Telecommunication Services (3.6%)
	AT&T, Inc.	176,035	5,021
	CenturyLink, Inc.	53,490	1,772
	Verizon Communications, Inc.	68,300	2,513

	Total		9,306

	Utilities (8.8%)
	Constellation Energy Group, Inc.	77,000	2,931
	Duke Energy Corp.	84,100	1,681
	Entergy Corp.	49,000	3,248
	Exelon Corp.	78,200	3,332
	FirstEnergy Corp.	30,100	1,352
	NiSource, Inc.	137,400	2,938
	Pinnacle West Capital Corp.	32,300	1,387
	PPL Corp.	49,300	1,407
	Progress Energy, Inc.	42,200	2,182
	TECO Energy, Inc.	32,800	562
	Xcel Energy, Inc.	77,400	1,911

	Total		22,931

	Total Common Stocks
	(Cost: $271,990)		243,173

Foreign Common Stocks (1.0%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (0.2%)
WPP PLC	United Kingdom	49,400	455

Total			455

Telecommunication Services (0.8%)
Telefonica SA	Spain	60,979	1,169
Vodafone Group PLC	United Kingdom	399,100	1,031

Total			2,200

Total Foreign Common Stocks
(Cost: $2,643)			2,655

Preferred Stocks (0.6%)

Consumer Discretionary (0.6%)
General Motors Co., Series B, 4.75%, 12/1/13		40,200	1,410

Total Preferred Stocks
(Cost: $2,008)			1,410

Short-Term Investments (4.9%)

Other Holdings (4.9%)
T. Rowe Price Reserve Investment Fund		12,866,880	12,867

Total Short-Term Investments
(Cost: $12,867)			12,867

Total Investments (100.0%)
(Cost: $289,508)(a)			260,105

Other Assets, Less
Liabilities (0.0%)			26

Net Assets (100.0%)			260,131

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $289,508 and the net unrealized depreciation of investments based on that cost was $29,403 which is comprised of $16,582 aggregate gross unrealized appreciation and $45,985 aggregate gross unrealized depreciation.

(l)	As of September 30, 2011 portfolio securities with an aggregate value of $2,655 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$243,173	$-	$-
Foreign Common Stocks	-	2,655	-
Preferred Stocks	1,410	-	-
Short-Term Investments	-	12,867	-
Other Financial Instruments^	-	-	-
Total	$244,583	$15,522	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

Mid Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (94.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (18.4%)
*	Bed Bath & Beyond, Inc.	232,500	13,325
*	BorgWarner, Inc.	104,400	6,319
	Chico’s FAS, Inc.	818,000	9,350
	DeVry, Inc.	131,000	4,842
*	Dollar Tree, Inc.	105,750	7,943
	Fortune Brands, Inc.	116,900	6,322
*	GameStop Corp. - Class A	293,900	6,789
	The Interpublic Group of Cos., Inc.	400,000	2,880
*	Jack in the Box, Inc.	500,600	9,972
	Limited Brands, Inc.	180,200	6,939
	Macy’s, Inc.	219,300	5,772
	The McGraw-Hill Cos., Inc.	179,800	7,372
	Nordstrom, Inc.	196,800	8,990
*	O’Reilly Automotive, Inc.	231,060	15,395
*	Penn National Gaming, Inc.	227,300	7,567
	Polaris Industries, Inc.	151,600	7,575
*	Priceline.com, Inc.	13,600	6,113
*	Urban Outfitters, Inc.	185,428	4,139

	Total		137,604

	Consumer Staples (2.4%)
	Mead Johnson Nutrition Co.	143,000	9,843
*	Ralcorp Holdings, Inc.	101,700	7,801

	Total		17,644

	Energy (8.0%)
*	Cameron International Corp.	342,100	14,211
	Cimarex Energy Co.	121,300	6,756
	Core Laboratories N.V.	74,500	6,692
*	Denbury Resources, Inc.	601,600	6,918
*	FMC Technologies, Inc.	110,800	4,166
*	Oasis Petroleum, Inc.	332,000	7,414
	SM Energy Co.	100,000	6,065
*	Weatherford International, Ltd.	626,500	7,650

	Total		59,872

	Financials (5.4%)
	Assured Guaranty, Ltd.	397,912	4,373
*	CB Richard Ellis Group, Inc. - Class A	407,300	5,482
	DuPont Fabros Technology, Inc.	277,700	5,468
*	IntercontinentalExchange, Inc.	88,383	10,452
	Invesco, Ltd.	99,980	1,551
	Lazard, Ltd. - Class A	238,300	5,028
	Raymond James Financial, Inc.	327,300	8,497

	Total		40,851

	Common Stocks (94.2%)	Shares/ $ Par	Value $ (000’s)

	Health Care (13.9%)
	AmerisourceBergen Corp.	309,600	11,539
*	Cerner Corp.	147,800	10,127
*	Covance, Inc.	203,900	9,267
*	DaVita, Inc.	182,550	11,440
*	Express Scripts, Inc.	253,000	9,379
*	IDEXX Laboratories, Inc.	80,212	5,532
*	Illumina, Inc.	192,700	7,885
*	Intuitive Surgical, Inc.	34,000	12,386
*	Mettler-Toledo International, Inc.	104,400	14,612
	Pharmaceutical Product Development, Inc.	473,800	12,158

	Total		104,325

	Industrials (15.8%)
*	BE Aerospace, Inc.	342,100	11,327
	Cooper Industries PLC	117,500	5,419
*	Corrections Corp. of America	724,900	16,448
	Cummins, Inc.	117,800	9,619
	Dover Corp.	307,600	14,334
	Expeditors International of Washington, Inc.	250,860	10,172
*	Foster Wheeler AG	359,400	6,394
	Joy Global, Inc.	85,600	5,340
*	Kansas City Southern	76,400	3,817
	MSC Industrial Direct Co., Inc. - Class A	183,000	10,332
*	Owens Corning, Inc.	180,900	3,922
	Robert Half International, Inc.	317,800	6,744
	Roper Industries, Inc.	211,200	14,554

	Total		118,422

	Information Technology (22.6%)
*	Alliance Data Systems Corp.	148,500	13,766
	Altera Corp.	238,400	7,517
	Amphenol Corp. - Class A	365,100	14,885
*	Atmel Corp.	582,000	4,697
*	Autodesk, Inc.	458,000	12,723
	Avago Technologies, Ltd.	430,100	14,094
*	BMC Software, Inc.	285,100	10,994
*	Citrix Systems, Inc.	185,600	10,121
*	Cognizant Technology Solutions Corp. - Class A	131,500	8,245
*	F5 Networks, Inc.	63,100	4,483
	Global Payments, Inc.	288,000	11,632
*	Informatica Corp.	175,600	7,191
	Microchip Technology, Inc.	268,495	8,353
*	Skyworks Solutions, Inc.	298,100	5,348
*	Teradata Corp.	100,900	5,401
*	VeriFone Systems, Inc.	246,500	8,633
	Western Union Co.	675,800	10,333

	Common Stocks (94.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Zebra Technologies Corp. - Class A	354,600	10,971

	Total		169,387

	Materials (5.3%)
	Ecolab, Inc.	189,300	9,255
	PPG Industries, Inc.	154,900	10,945
	Praxair, Inc.	111,340	10,408
*	Solutia, Inc.	286,400	3,680
	Titanium Metals Corp.	363,600	5,447

	Total		39,735

	Telecommunication Services (2.4%)
*	NII Holdings, Inc.	223,600	6,026
*	SBA Communications Corp. - Class A	342,500	11,809

	Total		17,835

	Total Common Stocks
	(Cost: $691,096)		705,675

	Short-Term Investments (5.7%)

	Autos (0.7%)
(b)	Fcar Owner Trust I, 0.20%, 10/11/11	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (1.0%)
	Federal Home Loan Bank, 0.02%, 12/21/11	5,000,000	4,999
	Federal Home Loan Bank, 0.03%, 11/28/11	3,000,000	3,000

	Total		7,999

	Finance Services (0.6%)
	Govco LLC, 0.18%, 10/25/11	4,880,000	4,879

	Total		4,879

	Health Care (0.7%)
	Thermo Fisher Scientific, Inc., 0.26%, 10/3/11	5,000,000	5,000

	Total		5,000

	Miscellaneous Business Credit Institutions (0.7%)
	PACCAR Financial Corp., 0.10%, 10/20/11	5,000,000	5,000

	Total		5,000

	Oil and Gas (0.7%)
	Devon Energy Corp., 0.18%, 10/7/11	5,000,000	5,000

	Total		5,000

Mid Cap Growth Stock Portfolio

Short-Term Investments (5.7%)	Shares/ $ Par	Value $ (000’s)

Restaurants (1.3%)
Darden Restaurants, Inc., 0.23%, 10/3/11	9,600,000	9,600

Total		9,600

Total Short-Term Investments
(Cost: $42,478)		42,478

Total Investments (99.9%)
(Cost: $733,574)(a)		748,153

Other Assets, Less
Liabilities (0.1%)		863

Net Assets (100.0%)		749,016

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $733,574 and the net unrealized appreciation of investments based on that cost was $14,579 which is comprised of $104,659 aggregate gross unrealized appreciation and $90,080 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at September 30, 2011, $11,574)	140	12/11	$(670)

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$705,675	$-	$-
Short-Term Investments	-	42,478	-
Liabilities:
Other Financial Instruments^
Futures	(670)	-	-
Total	$705,005	$42,478	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.8%)
*	99 Cents Only Stores	17,933	330
	Aaron’s, Inc.	29,900	755
	Advance Auto Parts, Inc.	28,000	1,627
*	Aeropostale, Inc.	30,675	332
*	AMC Networks, Inc. - Class A	21,800	697
	American Eagle Outfitters, Inc.	74,050	868
	American Greetings Corp. - Class A	15,500	287
*	Ann, Inc.	19,850	453
*	Ascena Retail Group, Inc.	26,100	707
*	Bally Technologies, Inc.	16,900	456
	Barnes & Noble, Inc.	15,500	183
	Bob Evans Farms, Inc.	11,500	328
*	BorgWarner, Inc.	41,600	2,518
	Brinker International, Inc.	31,375	656
*	Career Education Corp.	22,900	299
*	The Cheesecake Factory, Inc.	21,450	529
	Chico’s FAS, Inc.	65,400	748
*	Collective Brands, Inc.	23,042	299
*	Deckers Outdoor Corp.	14,600	1,362
*	Dick’s Sporting Goods, Inc.	36,600	1,225
*	Dollar Tree, Inc.	46,350	3,481
*	DreamWorks Animation SKG, Inc. - Class A	27,000	491
*	Eastman Kodak Co.	102,200	80
	Foot Locker, Inc.	58,100	1,167
*	Fossil, Inc.	20,100	1,629
	Gentex Corp.	54,400	1,308
	Guess?, Inc.	25,400	724
*	Hanesbrands, Inc.	36,900	923
	International Speedway Corp. - Class A	10,800	247
*	ITT Educational Services, Inc.	7,700	443
	John Wiley & Sons, Inc. - Class A	18,100	804
	KB Home	27,400	161
*	Lamar Advertising Co. - Class A	22,200	378
*	Life Time Fitness, Inc.	16,100	593
*	LKQ Corp.	55,600	1,343
	M.D.C. Holdings, Inc.	14,300	242
	Matthews International Corp. - Class A	11,100	341
	Meredith Corp.	14,200	322
*	Mohawk Industries, Inc.	21,700	931
*	The New York Times Co. - Class A	45,600	265
*	NVR, Inc.	2,100	1,268
*	Office Depot, Inc.	106,400	219
*	Panera Bread Co. - Class A	11,600	1,206

	Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	PetSmart, Inc.	42,800	1,825
	Polaris Industries, Inc.	26,300	1,314
	PVH Corp.	25,700	1,497
	RadioShack Corp.	37,900	440
	Regis Corp.	21,900	309
	Rent-A-Center, Inc.	23,400	642
	The Ryland Group, Inc.	16,900	180
*	Saks, Inc.	60,800	532
	Scholastic Corp.	9,600	269
*	Scientific Games Corp. - Class A	22,100	157
	Service Corp. International	90,100	825
	Sotheby’s	25,700	709
	Strayer Education, Inc.	4,600	353
	Thor Industries, Inc.	17,000	377
*	Toll Brothers, Inc.	55,900	807
	Tractor Supply Co.	27,100	1,695
	Tupperware Brands Corp.	23,000	1,236
*	Under Armour, Inc.	13,900	923
*	Valassis Communications, Inc.	17,900	335
*	The Warnaco Group, Inc.	16,300	751
	The Wendy’s Co.	114,400	525
	Williams-Sonoma, Inc.	39,700	1,222
*	WMS Industries, Inc.	21,200	373

	Total		50,521

	Consumer Staples (4.8%)
*	BJ’s Wholesale Club, Inc.	20,800	1,066
	Church & Dwight Co., Inc.	54,600	2,413
	Corn Products International, Inc.	29,201	1,146
*	Energizer Holdings, Inc.	26,100	1,734
	Flowers Foods, Inc.	43,000	837
*	Green Mountain Coffee Roasters, Inc.	48,900	4,545
*	Hansen Natural Corp.	29,300	2,557
	Lancaster Colony Corp.	7,600	464
*	Ralcorp Holdings, Inc.	20,900	1,603
	Ruddick Corp.	18,700	729
*	Smithfield Foods, Inc.	62,700	1,223
	Tootsie Roll Industries, Inc.	9,493	229
	Universal Corp.	8,800	315

	Total		18,861

	Energy (5.9%)
	Arch Coal, Inc.	81,000	1,181
*	Atwood Oceanics, Inc.	21,500	739
*	Bill Barrett Corp.	18,000	652
	CARBO Ceramics, Inc.	7,600	779
	Cimarex Energy Co.	32,500	1,810
*	Comstock Resources, Inc.	18,100	280
*	Dresser-Rand Group, Inc.	30,300	1,228

	Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Dril-Quip, Inc.	13,100	706
	Energen Corp.	27,400	1,120
*	Exterran Holdings, Inc.	24,302	236
*	Forest Oil Corp.	43,500	626
*	Helix Energy Solutions Group, Inc.	40,300	528
	HollyFrontier Corp.	79,780	2,092
*	Northern Oil and Gas, Inc.	24,000	465
	Oceaneering International, Inc.	41,200	1,456
*	Oil States International, Inc.	19,500	993
	Overseas Shipholding Group, Inc.	10,000	137
*	Patriot Coal Corp.	34,700	294
	Patterson-UTI Energy, Inc.	59,100	1,025
*	Plains Exploration & Production Co.	53,566	1,217
*	Quicksilver Resources, Inc.	45,200	343
	SM Energy Co.	24,200	1,468
	Southern Union Co.	47,400	1,923
*	Superior Energy Services, Inc.	30,300	795
	Tidewater, Inc.	19,700	828
*	Unit Corp.	15,700	580

	Total		23,501

	Financials (17.8%)
*	Affiliated Managers Group, Inc.	19,800	1,545
	Alexandria Real Estate Equities, Inc.	23,500	1,443
	American Campus Communities, Inc.	26,400	982
	American Financial Group, Inc.	29,750	924
	Apollo Investment Corp.	74,898	563
	Arthur J. Gallagher & Co.	42,800	1,126
	Aspen Insurance Holdings, Ltd.	26,900	620
	Associated Banc-Corp.	65,863	613
	Astoria Financial Corp.	31,600	243
	BancorpSouth, Inc.	27,600	242
	Bank of Hawaii Corp.	17,900	652
	BRE Properties, Inc.	28,400	1,202
	Brown & Brown, Inc.	44,000	783
	Camden Property Trust	27,000	1,492
	Cathay General Bancorp	29,900	340
	City National Corp.	17,800	672
	Commerce Bancshares, Inc.	29,327	1,019
	Corporate Office Properties Trust	27,200	592
	Cousins Properties, Inc.	39,376	230

Index 400 Stock Portfolio

	Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Cullen/Frost Bankers, Inc.	23,300	1,069
	Duke Realty Corp.	96,100	1,009
	East West Bancorp, Inc.	56,600	844
	Eaton Vance Corp.	44,600	993
	Equity One, Inc.	22,700	360
	Essex Property Trust, Inc.	12,400	1,489
	Everest Re Group, Ltd.	20,700	1,643
	Federal Realty Investment Trust	23,900	1,970
	Fidelity National Financial, Inc. - Class A	84,891	1,289
	First American Financial Corp.	40,000	512
	First Niagara Financial Group, Inc.	112,010	1,025
	FirstMerit Corp.	41,510	472
	Fulton Financial Corp.	75,900	581
	Greenhill & Co., Inc.	11,100	317
	Hancock Holding Co.	32,200	862
	Hanover Insurance Group, Inc.	17,300	614
	HCC Insurance Holdings, Inc.	41,750	1,129
	Highwoods Properties, Inc.	27,500	777
	Home Properties, Inc.	17,600	999
	Hospitality Properties Trust	46,900	996
	International Bancshares Corp.	20,200	266
	Jefferies Group, Inc.	56,100	696
	Jones Lang LaSalle, Inc.	16,500	855
	Kemper Corp.	19,100	458
	Liberty Property Trust	43,900	1,278
	The Macerich Co.	50,088	2,135
	Mack-Cali Realty Corp.	33,100	885
	Mercury General Corp.	13,700	525
*	MSCI, Inc. - Class A	45,800	1,389
	New York Community Bancorp, Inc.	166,221	1,978
	Old Republic International Corp.	97,075	866
	OMEGA Healthcare Investors, Inc.	39,200	624
	Potlatch Corp.	15,247	481
	Prosperity Bancshares, Inc.	17,800	582
	Protective Life Corp.	32,200	503
	Raymond James Financial, Inc.	38,925	1,011
	Rayonier, Inc.	46,299	1,703
	Realty Income Corp.	48,200	1,554
	Regency Centers Corp.	34,200	1,208
	Reinsurance Group of America, Inc.	28,200	1,296
	SEI Investments Co.	56,900	875
	Senior Housing Properties Trust	58,300	1,256
	SL Green Realty Corp.	32,500	1,890

	Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	StanCorp Financial Group, Inc.	16,900	466
*	SVB Financial Group	16,400	607
	Synovus Financial Corp.	300,300	321
	Taubman Centers, Inc.	22,000	1,107
	TCF Financial Corp.	60,700	556
	Transatlantic Holdings, Inc.	23,700	1,150
	Trustmark Corp.	24,400	443
	UDR, Inc.	83,202	1,842
	Valley National Bancorp	64,611	684
	W.R. Berkley Corp.	43,150	1,281
	Waddell & Reed Financial, Inc. - Class A	32,700	818
	Washington Federal, Inc.	41,865	533
	Webster Financial Corp.	27,900	427
	Weingarten Realty Investors	45,900	972
	Westamerica Bancorporation	10,800	414

	Total		70,168

	Health Care (10.7%)
*	Allscripts Healthcare Solutions, Inc.	71,400	1,287
*	AMERIGROUP Corp.	18,900	737
*	Bio-Rad Laboratories, Inc. - Class A	7,500	681
*	Catalyst Health Solutions, Inc.	19,000	1,096
*	Charles River Laboratories International, Inc.	19,500	558
*	Community Health Systems, Inc.	35,400	589
	The Cooper Cos., Inc.	18,100	1,433
*	Covance, Inc.	23,100	1,050
*	Endo Pharmaceuticals Holdings, Inc.	44,300	1,240
*	Gen-Probe, Inc.	18,300	1,048
*	Health Management Associates, Inc. - Class A	96,600	668
*	Health Net, Inc.	33,800	801
*	Henry Schein, Inc.	35,100	2,176
	Hill-Rom Holdings, Inc.	24,000	720
*	Hologic, Inc.	99,600	1,515
*	IDEXX Laboratories, Inc.	21,600	1,490
*	Kindred Healthcare, Inc.	19,800	171
*	Kinetic Concepts, Inc.	23,700	1,562
*	LifePoint Hospitals, Inc.	19,800	725
	Lincare Holdings, Inc.	35,450	798
	Masimo Corp.	22,800	494
	Medicis Pharmaceutical Corp. - Class A	24,100	879
*	MEDNAX, Inc.	18,500	1,159
*	Mettler-Toledo International, Inc.	12,100	1,693
	Omnicare, Inc.	44,000	1,119
	Owens & Minor, Inc.	24,250	691

	Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Perrigo Co.	35,300	3,428
	Pharmaceutical Product Development, Inc.	43,300	1,111
*	ResMed, Inc.	57,600	1,658
	STERIS Corp.	22,500	659
	Techne Corp.	14,100	959
	Teleflex, Inc.	15,500	833
*	Thoratec Corp.	22,700	741
*	United Therapeutics Corp.	19,700	739
	Universal Health Services, Inc. - Class B	37,200	1,265
*	VCA Antech, Inc.	32,900	526
*	Vertex Pharmaceuticals, Inc.	79,100	3,523
*	WellCare Health Plans, Inc.	16,200	615

	Total		42,437

	Industrials (13.2%)
	Acuity Brands, Inc.	16,500	595
*	Aecom Technology Corp.	45,400	802
*	AGCO Corp.	36,700	1,269
*	Alaska Air Group, Inc.	13,700	771
	Alexander & Baldwin, Inc.	15,800	577
	Alliant Techsystems, Inc.	12,500	681
	AMETEK, Inc.	61,375	2,024
*	BE Aerospace, Inc.	39,200	1,298
	The Brink’s Co.	17,800	415
	Carlisle Cos., Inc.	23,400	746
*	Clean Harbors, Inc.	17,900	918
	Con-way, Inc.	21,100	467
*	Copart, Inc.	21,386	837
	The Corporate Executive Board Co.	13,100	390
*	Corrections Corp. of America	40,700	923
	Crane Co.	18,500	660
	Deluxe Corp.	19,400	361
	Donaldson Co., Inc.	28,700	1,573
*	Esterline Technologies Corp.	11,600	601
*	FTI Consulting, Inc.	15,800	582
	Gardner Denver, Inc.	19,900	1,265
	GATX Corp.	17,700	549
*	General Cable Corp.	19,800	462
	Graco, Inc.	23,100	789
	Granite Construction, Inc.	13,200	248
	Harsco Corp.	30,700	595
	Herman Miller, Inc.	21,900	391
	HNI Corp.	17,000	325
	Hubbell, Inc. - Class B	22,800	1,129
*	Huntington Ingalls Industries, Inc.	18,500	450
	IDEX Corp.	31,580	984
	J.B. Hunt Transport Services, Inc.	35,200	1,271
*	JetBlue Airways Corp.	77,525	318
*	Kansas City Southern	41,700	2,083
	KBR, Inc.	57,300	1,354

Index 400 Stock Portfolio

	Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Kennametal, Inc.	30,900	1,012
*	Kirby Corp.	21,100	1,111
*	Korn/Ferry International	17,900	218
	Landstar System, Inc.	18,100	716
	Lennox International, Inc.	20,200	521
	Lincoln Electric Holdings, Inc.	32,000	928
	Manpower, Inc.	31,100	1,046
	Mine Safety Appliances Co.	11,700	315
	MSC Industrial Direct Co., Inc. - Class A	17,700	999
	Nordson Corp.	22,700	902
*	Oshkosh Corp.	34,600	545
	Pentair, Inc.	37,500	1,200
	Regal-Beloit Corp.	15,800	717
	Rollins, Inc.	24,530	459
*	The Shaw Group, Inc.	27,500	598
	SPX Corp.	19,400	879
*	Terex Corp.	41,600	427
*	Thomas & Betts Corp.	20,000	798
	The Timken Co.	32,100	1,054
	Towers Watson & Co. - Class A	20,000	1,196
	Trinity Industries, Inc.	30,450	652
	Triumph Group, Inc.	14,500	707
*	United Rentals, Inc.	23,823	401
*	URS Corp.	30,200	896
	UTI Worldwide, Inc.	39,000	509
	Valmont Industries, Inc.	8,500	662
	Wabtec Corp.	18,300	967
	Waste Connections, Inc.	42,950	1,453
	Watsco, Inc.	10,800	552
	Werner Enterprises, Inc.	16,850	351
	Woodward, Inc.	22,700	622

	Total		52,116

	Information Technology (14.5%)
*	ACI Worldwide, Inc.	12,700	350
*	Acxiom Corp.	31,002	330
	ADTRAN, Inc.	24,500	648
*	Advent Software, Inc.	12,400	259
*	Alliance Data Systems Corp.	19,300	1,789
*	ANSYS, Inc.	35,000	1,716
*	AOL, Inc.	40,600	487
*	Arrow Electronics, Inc.	43,700	1,214
*	Atmel Corp.	176,900	1,428
*	Avnet, Inc.	58,100	1,515
	Broadridge Financial Solutions, Inc.	46,900	945
*	Cadence Design Systems, Inc.	102,300	945
*	Ciena Corp.	36,800	412
*	Concur Technologies, Inc.	17,600	655
*	Convergys Corp.	45,600	428
*	CoreLogic, Inc.	40,400	431
*	Cree, Inc.	44,000	1,143
*	Cypress Semiconductor Corp.	65,300	978

	Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Diebold, Inc.	24,400	671
*	Digital River, Inc.	15,100	313
	DST Systems, Inc.	13,400	587
*	Equinix, Inc.	17,900	1,590
	FactSet Research Systems, Inc.	17,400	1,548
	Fair Isaac Corp.	14,700	321
*	Fairchild Semiconductor International, Inc.	48,500	524
*	Gartner, Inc.	36,700	1,280
	Global Payments, Inc.	30,500	1,232
*	Informatica Corp.	40,500	1,658
*	Ingram Micro, Inc. - Class A	59,800	965
*	Integrated Device Technology, Inc.	55,530	286
*	International Rectifier Corp.	26,600	495
	Intersil Corp. - Class A	47,800	492
*	Itron, Inc.	15,500	457
	Jack Henry & Associates, Inc.	32,800	951
*	Lam Research Corp.	47,000	1,785
	Lender Processing Services, Inc.	32,100	439
	ManTech International Corp. - Class A	8,700	273
*	Mentor Graphics Corp.	35,500	342
*	MICROS Systems, Inc.	30,700	1,348
	National Instruments Corp.	35,175	804
*	NCR Corp.	59,800	1,010
*	NeuStar, Inc. - Class A	27,900	701
*	Parametric Technology Corp.	44,600	686
	Plantronics, Inc.	17,700	504
*	Polycom, Inc.	67,200	1,234
*	QLogic Corp.	39,500	501
*	Quest Software, Inc.	22,200	353
*	Rackspace Hosting, Inc.	39,100	1,335
*	RF Micro Devices, Inc.	105,000	666
*	Riverbed Technology, Inc.	59,000	1,178
*	Rovi Corp.	42,300	1,818
*	Semtech Corp.	24,800	523
*	Silicon Laboratories, Inc.	16,800	563
*	Skyworks Solutions, Inc.	70,800	1,270
	Solera Holdings, Inc.	26,900	1,358
*	Synopsys, Inc.	54,700	1,332
*	Tech Data Corp.	16,500	713
*	TIBCO Software, Inc.	61,800	1,384
*	Trimble Navigation, Ltd.	46,700	1,567
*	ValueClick, Inc.	31,500	490
*	Varian Semiconductor Equipment Associates, Inc.	28,700	1,755
*	VeriFone Systems, Inc.	39,400	1,380
*	Vishay Intertechnology, Inc.	59,687	499

	Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Zebra Technologies Corp. - Class A	20,500	634

	Total		57,488

	Materials (5.8%)
	Albemarle Corp.	34,900	1,410
	AptarGroup, Inc.	25,400	1,135
	Ashland, Inc.	29,600	1,307
	Cabot Corp.	24,900	617
	Carpenter Technology Corp.	16,800	754
	Commercial Metals Co.	43,900	418
	Compass Minerals International, Inc.	12,500	835
	Cytec Industries, Inc.	18,800	661
	Domtar Corp.	15,200	1,036
	Grief, Inc. - Class A	11,700	502
*	Intrepid Potash, Inc.	20,000	497
*	Louisiana-Pacific Corp.	50,200	256
	Martin Marietta Materials, Inc.	17,400	1,100
	Minerals Technologies, Inc.	6,900	340
	NewMarket Corp.	4,200	638
	Olin Corp.	30,500	549
	Packaging Corp. of America	37,900	883
	Reliance Steel & Aluminum Co.	28,500	969
	Rock-Tenn Co. - Class A	27,100	1,319
	RPM International, Inc.	49,800	931
	The Scotts Miracle-Gro Co. - Class A	17,000	758
	Sensient Technologies Corp.	19,000	618
	Silgan Holdings, Inc.	18,913	695
	Sonoco Products Co.	38,000	1,073
	Steel Dynamics, Inc.	83,100	824
	Temple-Inland, Inc.	41,300	1,296
	The Valspar Corp.	35,500	1,108
	Worthington Industries, Inc.	21,000	293

	Total		22,822

	Telecommunication Services (0.4%)
	Telephone and Data Systems, Inc.	34,900	742
*	tw telecom, Inc.	57,300	946

	Total		1,688

	Utilities (6.0%)
	AGL Resources, Inc.	29,800	1,214
	Alliant Energy Corp.	42,200	1,632
	Aqua America, Inc.	52,633	1,135
	Atmos Energy Corp.	34,300	1,113
	Black Hills Corp.	15,000	460
	Cleco Corp.	23,200	792
	DPL, Inc.	44,800	1,350
	Great Plains Energy, Inc.	51,677	997

Index 400 Stock Portfolio

	Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Hawaiian Electric Industries, Inc.	36,400	884
	IDACORP, Inc.	18,900	714
	MDU Resources Group, Inc.	71,700	1,376
	National Fuel Gas Co.	31,400	1,529
	NSTAR	39,400	1,766
	NV Energy, Inc.	89,681	1,319
	OGE Energy Corp.	37,200	1,778
	PNM Resources, Inc.	32,950	541
	Questar Corp.	67,400	1,194
	UGI Corp.	42,500	1,116
	Vectren Corp.	31,100	842
	Westar Energy, Inc.	44,000	1,163
	WGL Holdings, Inc.	19,500	762

	Total		23,677

	Total Common Stocks
	(Cost: $376,598)		363,279

	Short-Term Investments (8.5%)

	Electric Utilities (1.9%)
	Duke Energy Corp., 0.29%, 10/5/11	7,500,000	7,500

	Total		7,500

	Federal Government & Agencies (1.3%)
	Federal Home Loan Bank, 0.025%, 11/30/11	5,700,000	5,699

	Total		5,699

	Finance Services (1.3%)
(b)	Govco LLC, 0.18%, 10/25/11	5,000,000	4,999

	Total		4,999

	Health Care/Pharmaceuticals (1.3%)
	Thermo Fisher Scientific, Inc., 0.26%, 10/11/11	5,000,000	5,000

	Total		5,000

	Oil and Gas (1.3%)
	Devon Energy Corp., 0.20%, 10/13/11	5,000,000	5,000

	Total		5,000

	Restaurants (1.4%)
	Darden Restaurants, Inc., 0.23%, 10/3/11	5,600,000	5,600

	Total		5,600

	Total Short-Term Investments
	(Cost: $33,798)		33,798

	Total Investments (100.4%)
	(Cost: $410,396)(a)		397,077

	Other Assets, Less
	Liabilities (-0.4%)		(1,622)

	Net Assets (100.0%)		395,455

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $410,396 and the net unrealized depreciation of investments based on that cost was $13,319 which is comprised of $61,389 aggregate gross unrealized appreciation and $74,708 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at September 30, 2011, $35,022)	423	12/11	$(2,075)

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$363,279	$-	$-
Short-Term Investments	-	33,798	-
Liabilities:
Other Financial Instruments^
Futures	(2,075)	-	-
Total	$361,204	$33,798	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (7.6%)
	Best Buy Co., Inc.	13,719	320
	CEC Entertainment, Inc.	41,643	1,186
	International Speedway Corp. - Class A	16,663	381
	Lowe’s Cos., Inc.	117,464	2,272
	Omnicom Group, Inc.	14,026	517
	Speedway Motorsports, Inc.	16,834	203
	Staples, Inc.	95,510	1,270
	Target Corp.	6,936	340
	Thor Industries, Inc.	16,900	374
	Whirlpool Corp.	27,355	1,365

	Total		8,228

	Consumer Staples (9.5%)
	The Clorox Co.	14,058	932
	CVS Caremark Corp.	30,466	1,023
	Dr. Pepper Snapple Group, Inc.	27,100	1,051
	General Mills, Inc.	21,376	822
	H.J. Heinz Co.	3,283	166
	Kellogg Co.	19,955	1,061
	Kimberly-Clark Corp.	24,979	1,774
*	Ralcorp Holdings, Inc.	25,250	1,937
	Sysco Corp.	59,135	1,532

	Total		10,298

	Energy (3.7%)
	Devon Energy Corp.	11,300	627
	EQT Corp.	13,424	716
	Murphy Oil Corp.	28,849	1,274
	Peabody Energy Corp.	9,000	305
	Spectra Energy Partners LP	8,982	253
*	Ultra Petroleum Corp.	29,903	829

	Total		4,004

	Financials (25.2%)
	ACE, Ltd.	12,224	741
	The Allstate Corp.	53,001	1,256
	Aon Corp.	20,776	872
	Arthur J. Gallagher & Co.	20,600	542
	Capitol Federal Financial, Inc.	100,357	1,060
	The Chubb Corp.	9,134	548
	Comerica, Inc.	62,924	1,445
	Commerce Bancshares, Inc.	31,532	1,096
	Cullen/Frost Bankers, Inc.	9,303	427
	Franklin Resources, Inc.	6,818	652
	Government Properties Income Trust	68,781	1,479
	HCC Insurance Holdings, Inc.	53,423	1,445
	Host Hotels & Resorts, Inc.	46,900	513
	Hudson City Bancorp, Inc.	206,433	1,168
	Marsh & McLennan Cos., Inc.	55,358	1,469
	National Health Investors, Inc.	5,177	218
	Northern Trust Corp.	76,715	2,684

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	People’s United Financial, Inc.	114,235	1,302
	Piedmont Office Realty Trust, Inc. - Class A	60,616	980
	Primerica, Inc.	5,136	111
	State Street Corp.	13,185	424
	SunTrust Banks, Inc.	27,471	493
	Symetra Financial Corp.	40,052	326
	T. Rowe Price Group, Inc.	14,600	697
	Torchmark Corp.	13,015	454
	Transatlantic Holdings, Inc.	34,970	1,697
	The Travelers Cos., Inc.	23,285	1,135
	Unum Group	38,751	812
	Westamerica Bancorporation	13,345	511
	Weyerhaeuser Co.	39,009	607

	Total		27,164

	Health Care (8.5%)
*	Boston Scientific Corp.	162,869	963
*	CareFusion Corp.	55,473	1,329
	CIGNA Corp.	15,792	662
	Eli Lilly and Co.	7,366	272
*	Hologic, Inc.	23,709	361
	Humana, Inc.	6,213	452
*	LifePoint Hospitals, Inc.	43,871	1,607
	Patterson Cos., Inc.	40,199	1,151
*	Select Medical Holdings Corp.	28,915	193
*	Zimmer Holdings, Inc.	40,075	2,144

	Total		9,134

	Industrials (14.8%)
	Brady Corp. - Class A	18,600	492
	Emerson Electric Co.	13,000	537
	Harsco Corp.	20,000	388
	Heartland Express, Inc.	13,700	186
	Hubbell, Inc. - Class B	17,771	880
*	Huntington Ingalls Industries, Inc.	11,124	271
	Ingersoll-Rand PLC	21,800	612
	ITT Corp.	34,013	1,429
	Kaydon Corp.	50,050	1,435
	Molex, Inc. - Class A	50,500	852
*	Oshkosh Corp.	33,600	529
	Republic Services, Inc.	110,792	3,109
	Southwest Airlines Co.	139,084	1,118
	Stanley Black & Decker, Inc.	10,580	520
*	Thomas & Betts Corp.	38,544	1,538
	Tyco International, Ltd.	36,050	1,469
	Waste Management, Inc.	19,976	650

	Total		16,015

	Information Technology (4.9%)
	Applied Materials, Inc.	148,526	1,537
*	Booz Allen Hamilton Holding Corp.	53,794	800

Mid Cap Value Portfolio

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Emulex Corp.	79,387	508
	Harris Corp.	12,300	420
	Paychex, Inc.	14,700	388
	Seagate Technology PLC	29,000	298
*	Teradyne, Inc.	118,777	1,308

	Total		5,259

	Materials (3.3%)
	Bemis Co., Inc.	49,754	1,458
	Martin Marietta Materials, Inc.	6,000	379
	Minerals Technologies, Inc.	12,196	601
	Newmont Mining Corp.	10,200	642
	Olin Corp.	29,000	522

	Total		3,602

	Telecommunication Services (4.5%)
*	American Tower Corp. - Class A	46,958	2,526
	CenturyLink, Inc.	40,660	1,347
*	tw telecom, Inc.	31,900	527
	Windstream Corp.	37,305	435

	Total		4,835

	Utilities (12.0%)
	AGL Resources, Inc.	17,302	705
	Consolidated Edison, Inc.	11,139	635
	The Empire District Electric Co.	64,254	1,245
	Great Plains Energy, Inc.	69,877	1,349
	IDACORP, Inc.	16,900	639
	Northeast Utilities	23,875	803
	NV Energy, Inc.	113,352	1,667
	PG&E Corp.	41,197	1,743
	Portland General Electric Co.	26,173	620
	Westar Energy, Inc.	69,432	1,834
	Wisconsin Energy Corp.	14,658	459
	Xcel Energy, Inc.	49,923	1,233

	Total		12,932

	Total Common Stocks
	(Cost: $114,113)		101,471

Foreign Common Stocks (3.8%)	Country

Energy (2.2%)
Imperial Oil, Ltd.	Canada	68,109	2,447

Total			2,447

Industrials (1.6%)
Royal Philips Electronics NV	Netherlands	95,098	1,702

Total			1,702

Total Foreign Common Stocks
(Cost: $5,706)			4,149

Short-Term Investments (2.0%)	Shares/ $ Par	Value $ (000’s)

Other Holdings (2.0%)
JPMorgan Money Market Fund	2,180,122	2,180

Total Short-Term Investments
(Cost: $2,180)		2,180

Total Investments (99.8%)
(Cost: $121,999)(a)		107,800

Other Assets, Less
Liabilities (0.2%)		167

Net Assets (100.0%)		107,967

Mid Cap Value Portfolio

*	Non-Income Producing

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $121,999 and the net unrealized depreciation of investments based on that cost was $14,199 which is comprised of $1,914 aggregate gross unrealized appreciation and $16,113 aggregate gross unrealized depreciation.

(h)	Forward foreign currency contracts outstanding on September 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	UBS AG	CAD	84	10/11	$-	$(1)	$(1)
Sell	UBS AG	CAD	2,221	10/11	49	-	49
Sell	UBS AG	EUR	1,142	10/11	24	-	24

					$73	$(1)	$72

CAD — Canadian Dollar

EUR — Euro

(l)	As of September 30, 2011 portfolio securities with an aggregate value of $1,702 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$101,471	$-	$-
Foreign Common Stocks
Energy	2,447	-	-
Industrials	-	1,702	-
Short-Term Investments	-	2,180	-
Other Financial Instruments^
Forward Currency Contracts	-	73	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(1)	-
Total	$103,918	$3,954	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (93.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.2%)
*	American Public Education, Inc.	100,090	3,403
*	Bally Technologies, Inc.	58,258	1,572
*	Bravo Brio Restaurant Group, Inc.	224,450	3,735
*	Deckers Outdoor Corp.	40,000	3,730
*	Genesco, Inc.	125,950	6,490
*	Grand Canyon Education, Inc.	230,003	3,715
*	LKQ Corp.	260,065	6,283
	The Men’s Wearhouse, Inc.	157,200	4,100
	Monro Muffler Brake, Inc.	143,209	4,722
*	Red Robin Gourmet Burgers, Inc.	118,650	2,858
*	Shuffle Master, Inc.	321,450	2,703
*	Ulta Salon, Cosmetics & Fragrance, Inc.	31,600	1,966
*	Vera Bradley, Inc.	171,400	6,179

	Total		51,456

	Consumer Staples (4.9%)
*	Heckmann Corp.	937,400	4,959
*	Primo Water Corp.	233,364	1,316
*	TreeHouse Foods, Inc.	75,550	4,672
*	United Natural Foods, Inc.	148,019	5,483

	Total		16,430

	Energy (8.1%)
*	Brigham Exploration Co.	199,293	5,034
	CARBO Ceramics, Inc.	38,546	3,952
*	Carrizo Oil & Gas, Inc.	216,201	4,659
*	Gulfport Energy Corp.	208,500	5,042
*	Superior Energy Services, Inc.	191,550	5,026
*	Swift Energy Co.	145,000	3,529

	Total		27,242

	Financials (5.7%)
*	Altisource Portfolio Solutions SA	49,200	1,741
	Boston Private Financial Holdings, Inc.	556,740	3,274
	East West Bancorp, Inc.	164,300	2,450
*	First Cash Financial Services, Inc.	57,050	2,393
*	MF Global Holdings, Ltd.	305,116	1,260
	MFA Financial, Inc.	259,192	1,820
*	Portfolio Recovery Associates, Inc.	92,500	5,755
*	WisdomTree Investments, Inc.	104,000	730

	Total		19,423

	Common Stocks (93.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care (13.8%)
*	Align Technology, Inc.	194,934	2,957
*	DexCom, Inc.	520,192	6,242
*	Endologix, Inc.	355,869	3,573
*	Exact Sciences Corp.	504,500	3,345
*	Fluidigm Corp.	142,050	1,979
*	Health Management Associates, Inc. - Class A	480,200	3,323
*	Impax Laboratories, Inc.	148,250	2,655
*	IPC The Hospitalist Co.	146,800	5,239
*	MAP Pharmaceuticals, Inc.	112,350	1,642
*	NxStage Medical, Inc.	238,862	4,983
*	Omnicell, Inc.	342,650	4,722
	U.S. Physical Therapy, Inc.	94,000	1,741
*	Volcano Corp.	150,550	4,461

	Total		46,862

	Industrials (15.3%)
	Actuant Corp. - Class A	87,450	1,727
*	Chart Industries, Inc.	101,650	4,287
	Forward Air Corp.	107,200	2,728
*	GrafTech International, Ltd.	214,554	2,725
*	Heritage-Crystal Clean, Inc.	33,200	603
*	Higher One Holdings, Inc.	382,680	6,226
*	Hub Group, Inc. - Class A	173,740	4,912
*	Huron Consulting Group, Inc.	63,000	1,961
*	The Keyw Holding Corp.	154,650	1,099
	Knoll, Inc.	208,223	2,853
*	Mistras Group, Inc.	94,800	1,665
*	Polypore International, Inc.	113,200	6,398
	Robbins & Myers, Inc.	63,650	2,209
	Snap-on, Inc.	87,900	3,903
	Tennant Co.	79,750	2,821
*	TransDigm Group, Inc.	56,300	4,598
*	WESCO International, Inc.	31,630	1,061

	Total		51,776

	Information Technology (26.6%)
*	Advanced Energy Industries, Inc.	284,517	2,453
*	Ancestry.com, Inc.	87,600	2,059
*	BroadSoft, Inc.	50,450	1,531
*	Calix, Inc.	293,100	2,286
*	Cardtronics, Inc.	419,100	9,606
*	Concur Technologies, Inc.	106,400	3,960
*	Cornerstone OnDemand, Inc.	80,000	1,003
*	Dice Holdings, Inc.	361,550	2,827
*	Diodes, Inc.	165,400	2,964

	Common Stocks (93.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Equinix, Inc.	41,330	3,671
*	EZchip Semiconductor, Ltd.	118,750	3,945
*	Finisar Corp.	194,200	3,406
*	InterXion Holding NV	46,100	545
*	Microsemi Corp.	205,015	3,276
	MKS Instruments, Inc.	78,455	1,703
*	Nanometrics, Inc.	247,850	3,594
	Pegasystems, Inc.	98,000	3,000
*	RightNow Technologies, Inc.	163,150	5,392
*	Riverbed Technology, Inc.	104,400	2,084
*	Sourcefire, Inc.	368,637	9,865
*	SPS Commerce, Inc.	271,600	4,424
*	SuccessFactors, Inc.	121,053	2,783
*	Synchronoss Technologies, Inc.	178,732	4,452
*	The Ultimate Software Group, Inc.	155,950	7,286
*	VeriFone Systems, Inc.	50,050	1,753

	Total		89,868

	Materials (1.8%)
	Balchem Corp.	102,250	3,815
	Kronos Worldwide, Inc.	150,300	2,417

	Total		6,232

	Other Holdings (1.3%)
	Market Vectors Junior Gold Miners ETF	154,100	4,338

	Total		4,338

	Telecommunication Services (1.1%)
	AboveNet, Inc.	69,600	3,730

	Total		3,730

	Total Common Stocks
	(Cost: $319,096)		317,357

	Short-Term Investments (5.7%)

	Federal Government & Agencies (0.3%)
(b)	Federal Home Loan Bank, 0.025%, 11/30/11	1,000,000	1,000

	Total		1,000

	Health Care/Pharmaceuticals (4.4%)
	Abbott Laboratories, 0.08%, 11/8/11	5,000,000	4,999
	Pfizer, Inc., 0.03%, 10/4/11	5,000,000	5,000
	Thermo Fisher Scientific, Inc., 0.26%, 10/11/11	5,000,000	5,000

	Total		14,999

Small Cap Growth Stock Portfolio

Short-Term Investments (5.7%)	Shares/ $ Par	Value $ (000’s)

Restaurants (1.0%)
Darden Restaurants, Inc., 0.23%, 10/3/11	3,300,000	3,300

Total		3,300

Total Short-Term Investments
(Cost: $19,299)		19,299

Total Investments (99.5%)
(Cost: $338,395)(a)		336,656

Other Assets, Less
Liabilities (0.5%)		1,765

Net Assets (100.0%)		338,421

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $338,395 and the net unrealized depreciation of investments based on that cost was $1,739 which is comprised of $36,317 aggregate gross unrealized appreciation and $38,056 aggregate gross unrealized depreciation.

(i)	Written options outstanding on September 30, 2011.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - CBOT Sourcefire, Inc.	$30.000	10/11	200	$(17)

(Premiums Received $40)				$(17)

CBOT - Chicago Board of Trade

(j)	Swap agreements outstanding on September 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR - 20 Basis Points (Bps)	Russell 2000 Growth Biotechnology Industry Index Total Return	12/11	9,316	$(209)

						$(209)

(k)	Cash in the amount of $3,060 (in thousands) has been pledged as collateral for swap contracts outstanding or written options on September 30, 2011.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$317,357	$-	$-
Short-Term Investments	-	19,299	-
Liabilities:
Other Financial Instruments^
Written Options	(17)	-	-
Total return Swaps	-	(209)	-
Total	$317,340	$19,090	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 600 Stock Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.8%)
*	American Public Education, Inc.	1,699	58
	Arbitron, Inc.	2,594	86
*	Arctic Cat, Inc.	1,161	17
*	Audiovox Corp. - Class A	1,789	10
	Big 5 Sporting Goods Corp.	2,096	13
*	Biglari Holdings, Inc.	137	41
*	BJ’s Restaurants, Inc.	2,296	101
*	Blue Nile, Inc.	1,359	48
	Blyth, Inc.	495	27
*	Boyd Gaming Corp.	5,180	25
	Brown Shoe Co., Inc.	3,999	28
	Brunswick Corp.	8,488	119
	The Buckle, Inc.	2,572	99
*	Buffalo Wild Wings, Inc.	1,749	105
*	Cabela’s, Inc.	4,105	84
	Callaway Golf Co.	6,157	32
*	Capella Education Co.	1,449	41
*	Carter’s, Inc.	4,813	147
	The Cato Corp. - Class A	2,806	63
	CEC Entertainment, Inc.	1,849	53
*	The Children’s Place Retail Stores, Inc.	2,399	112
	Christopher & Banks Corp.	3,411	12
*	Coinstar, Inc.	2,929	117
*	Coldwater Creek, Inc.	5,829	7
*	Corinthian Colleges, Inc.	8,079	13
	Cracker Barrel Old Country Store, Inc.	2,189	88
*	Crocs, Inc.	8,524	202
*	DineEquity, Inc.	1,521	59
	Drew Industries, Inc.	1,810	36
*	The E.W. Scripps Co. - Class A	3,113	22
	Ethan Allen Interiors, Inc.	2,469	34
	The Finish Line, Inc. - Class A	5,127	103
	Fred’s, Inc. - Class A	3,673	39
*	Genesco, Inc.	2,304	119
	Group 1 Automotive, Inc.	2,253	80
	Harte-Hanks, Inc.	4,188	36
	Haverty Furniture Cos., Inc.	1,819	18
*	Helen of Troy, Ltd.	2,944	74
*	Hibbett Sports, Inc.	2,556	87
	Hillenbrand, Inc.	5,975	110
	Hot Topic, Inc.	4,279	33
*	HSN, Inc.	3,810	126
*	Iconix Brand Group, Inc.	6,974	110
*	Interval Leisure Group, Inc.	3,897	52
*	iRobot Corp.	2,559	64
*	Jack in the Box, Inc.	4,420	88
	JAKKS Pacific, Inc.	2,592	49
*	Jos. A. Bank Clothiers, Inc.	2,652	124
*	Kid Brands, Inc.	1,609	4
*	Kirkland’s, Inc.	1,619	15

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	K-Swiss, Inc. - Class A	2,609	11
*	La-Z-Boy, Inc.	4,960	37
	Lincoln Educational Services Corp.	2,155	17
	Lithia Motors, Inc. - Class A	2,097	30
*	Live Nation, Inc.	14,058	113
*	Liz Claiborne, Inc.	9,014	45
*	Lumber Liquidators Holdings, Inc.	2,645	40
*	M/I Homes, Inc.	1,783	11
*	Maidenform Brands, Inc.	2,239	52
	The Marcus Corp.	1,929	19
*	MarineMax, Inc.	2,218	14
	The Men’s Wearhouse, Inc.	4,878	127
*	Meritage Homes Corp.	2,656	40
*	Midas, Inc.	1,373	11
*	Monarch Casino & Resort, Inc.	1,092	11
	Monro Muffler Brake, Inc.	2,912	96
	Movado Group, Inc.	1,659	20
*	Multimedia Games, Inc.	2,524	10
	Nutrisystem, Inc.	2,660	32
*	O’Charley’s, Inc.	1,773	11
*	OfficeMax, Inc.	8,195	40
	Oxford Industries, Inc.	1,320	45
	P.F. Chang’s China Bistro, Inc.	2,129	58
*	Papa John’s International, Inc.	1,833	56
*	Peet’s Coffee & Tea, Inc.	1,230	68
	The Pep Boys - Manny, Moe & Jack	5,019	50
*	Perry Ellis International, Inc.	1,231	23
	PetMed Express, Inc.	2,002	18
*	Pinnacle Entertainment, Inc.	5,912	54
	Pool Corp.	4,602	120
*	Quiksilver, Inc.	11,782	36
*	Red Robin Gourmet Burgers, Inc.	1,099	26
*	Ruby Tuesday, Inc.	6,012	43
*	Rue21, Inc.	1,492	34
*	Ruth’s Hospitality Group, Inc.	3,341	14
*	Select Comfort Corp.	5,335	75
*	Shuffle Master, Inc.	5,160	43
*	Skechers U.S.A., Inc. - Class A	3,517	49
	Skyline Corp.	656	6
	Sonic Automotive, Inc. - Class A	3,329	36
*	Sonic Corp.	5,901	42
	Spartan Motors, Inc.	3,183	13
	Stage Stores, Inc.	2,964	41

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Standard Motor Products, Inc.	1,876	24
*	Standard Pacific Corp.	9,605	24
	Stein Mart, Inc.	2,609	16
*	Steven Madden, Ltd.	3,628	109
	Sturm, Ruger & Co., Inc.	1,802	47
	Superior Industries International, Inc.	2,251	35
	Texas Roadhouse, Inc.	5,854	77
*	True Religion Apparel, Inc.	2,454	66
*	Tuesday Morning Corp.	4,115	15
*	Universal Electronics, Inc.	1,425	23
*	Universal Technical Institute, Inc.	2,038	28
*	Vitamin Shoppe, Inc.	2,775	104
*	Winnebago Industries, Inc.	2,775	19
	Wolverine World Wide, Inc.	4,696	156
*	Zale Corp.	2,482	7
*	Zumiez, Inc.	2,075	36

	Total		5,753

	Consumer Staples (4.0%)
*	Alliance One International, Inc.	8,297	20
	The Andersons, Inc.	1,772	60
	B&G Foods, Inc.	4,566	76
*	The Boston Beer Co., Inc. - Class A	825	60
	Calavo Growers, Inc.	1,193	25
	Cal-Maine Foods, Inc.	1,364	43
	Casey’s General Stores, Inc.	3,625	158
*	Central Garden & Pet Co. - Class A	4,481	32
*	Darling International, Inc.	11,153	140
	Diamond Foods, Inc.	2,098	167
*	The Hain Celestial Group, Inc.	4,183	128
	Inter Parfums, Inc.	1,542	24
	J & J Snack Foods Corp.	1,370	66
*	Medifast, Inc.	1,310	21
	Nash Finch Co.	1,156	31
*	Prestige Brands Holdings, Inc.	4,803	44
	Sanderson Farms, Inc.	1,794	85
*	Seneca Foods Corp. - Class A	872	17
	Snyders-Lance, Inc.	4,448	93
	Spartan Stores, Inc.	2,179	34
*	TreeHouse Foods, Inc.	3,418	211
*	United Natural Foods, Inc.	4,620	171
	WD-40 Co.	1,578	63

	Total		1,769

	Energy (3.4%)
*	Approach Resources, Inc.	2,222	38
*	Basic Energy Services, Inc.	2,789	40

Index 600 Stock Portfolio

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Bristow Group, Inc.	3,484	148
*	Contango Oil & Gas Co.	1,239	68
*	GeoResources, Inc.	1,893	34
	Gulf Island Fabrication, Inc.	1,368	28
*	Gulfport Energy Corp.	3,931	95
*	Hornbeck Offshore Services, Inc.	2,257	56
*	ION Geophysical Corp.	12,121	57
	Lufkin Industries, Inc.	2,903	154
*	Matrix Service Co.	2,525	22
*	OYO Geospace Corp.	441	25
	Penn Virginia Corp.	4,355	24
*	Petroleum Development Corp.	2,248	44
*	PetroQuest Energy, Inc.	5,354	29
*	Pioneer Drilling Co.	5,873	42
	SEACOR Holdings, Inc.	2,067	166
*	Stone Energy Corp.	4,671	76
*	Swift Energy Co.	4,046	98
*	TETRA Technologies, Inc.	7,354	57
	World Fuel Services Corp.	6,778	221

	Total		1,522

	Financials (16.9%)
	Acadia Realty Trust	3,843	72
*	AMERISAFE, Inc.	1,755	32
	Bank Mutual Corp.	4,405	12
	Bank of the Ozarks, Inc.	2,708	57
	BioMed Realty Trust, Inc.	12,507	207
	Boston Private Financial Holdings, Inc.	7,435	44
	Brookline Bancorp, Inc.	5,641	44
	Calamos Asset Management, Inc.	1,918	19
	Cash America International, Inc.	2,794	143
	Cedar Shopping Centers, Inc.	5,314	17
	City Holding Co.	1,437	39
	Colonial Properties Trust	8,309	151
	Columbia Banking System, Inc.	3,763	54
	Community Bank System, Inc.	3,507	80
	Delphi Financial Group, Inc. - Class A	5,242	113
	DiamondRock Hospitality Co.	15,949	111
	Dime Community Bancshares	2,668	27
	EastGroup Properties, Inc.	2,556	98
*	eHealth, Inc.	2,040	28
	Employers Holdings, Inc.	3,607	46
*	Encore Capital Group, Inc.	1,421	31
	Entertainment Properties Trust	4,446	173
	Extra Space Storage, Inc.	8,982	167
*	EZCORP, Inc. - Class A	4,140	118
	F.N.B. Corp.	12,103	104
*	Financial Engines, Inc.	3,700	67

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	First BanCorp.	1,999	6
*	First Cash Financial Services, Inc.	2,938	123
	First Commonwealth Financial Corp.	9,996	37
	First Financial Bancorp.	5,551	77
	First Financial Bankshares, Inc.	2,997	78
	First Midwest Bancorp, Inc.	7,096	52
*	Forestar Group, Inc.	3,382	37
	Franklin Street Properties Corp.	6,751	76
	Getty Realty Corp.	2,577	37
	Glacier Bancorp, Inc.	6,852	64
*	Hanmi Financial Corp.	14,412	12
	Healthcare Realty Trust, Inc.	7,416	125
	Home Bancshares, Inc.	2,146	46
	Horace Mann Educators Corp.	3,804	43
	Independent Bank Corp.	2,045	44
	Infinity Property & Casualty Corp.	1,164	61
	Inland Real Estate Corp.	7,366	54
	Interactive Brokers Group, Inc. - Class A	3,690	51
*	Investment Technology Group, Inc.	3,907	38
	Kilroy Realty Corp.	5,571	174
	Kite Realty Group Trust	6,059	22
	LaSalle Hotel Properties	8,107	156
	Lexington Realty Trust	13,087	86
	LTC Properties, Inc.	2,891	73
	Meadowbrook Insurance Group, Inc.	5,038	45
	Medical Properties Trust, Inc.	10,644	95
	Mid-America Apartment Communities, Inc.	3,539	213
*	Nara Bancorp, Inc.	3,630	22
*	National Financial Partners Corp.	4,078	45
	National Penn Bancshares, Inc.	11,707	82
	National Retail Properties, Inc.	8,974	241
*	The Navigators Group, Inc.	1,096	47
	NBT Bancorp, Inc.	3,201	60
	Northwest Bancshares, Inc.	9,841	117
	Old National Bancorp	9,028	84
	Oritani Financial Corp.	5,359	69
	PacWest Bancorp	3,194	45
	Parkway Properties, Inc.	2,108	23
	Pennsylvania Real Estate Investment Trust	5,306	41
*	Pinnacle Financial Partners, Inc.	3,253	36
*	Piper Jaffray Cos., Inc.	1,483	27
*	Portfolio Recovery Associates, Inc.	1,631	101

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Post Properties, Inc.	4,809	167
	Presidential Life Corp.	2,029	17
	PrivateBancorp, Inc.	5,679	43
	ProAssurance Corp.	2,915	210
	Prospect Capital Corp.	7,401	62
	Provident Financial Services, Inc.	5,127	55
	PS Business Parks, Inc.	1,813	90
	RLI Corp.	1,586	101
	S&T Bancorp, Inc.	2,676	43
	Safety Insurance Group, Inc.	1,447	55
	Saul Centers, Inc.	1,100	37
	Selective Insurance Group, Inc.	5,161	67
*	Signature Bank	4,390	210
	Simmons First National Corp. - Class A	1,653	36
	Sovran Self Storage, Inc.	2,640	98
	Sterling Bancorp	2,947	21
	Stewart Information Services Corp.	1,839	16
*	Stifel Financial Corp.	5,119	136
	Susquehanna Bancshares, Inc.	12,396	68
	SWS Group, Inc.	2,790	13
	Tanger Factory Outlet Centers, Inc.	8,186	213
*	Texas Capital Bancshares, Inc.	3,557	81
	Tompkins Financial Corp.	764	27
	Tower Group, Inc.	3,928	90
	TrustCo Bank Corp. NY	8,876	40
	UMB Financial Corp.	3,086	99
	Umpqua Holdings Corp.	10,914	96
	United Bankshares, Inc.	4,304	86
*	United Community Banks, Inc.	1,807	15
	United Fire & Casualty Co.	1,991	35
	Universal Health Realty Income Trust	1,204	40
	Urstadt Biddle Properties, Inc. - Class A	2,191	35
*	Wilshire Bancorp, Inc.	5,706	16
	Wintrust Financial Corp.	3,386	87
*	World Acceptance Corp.	1,427	80

	Total		7,604

	Health Care (10.8%)
*	Abaxis, Inc.	2,174	50
*	Affymetrix, Inc.	6,705	33
*	Air Methods Corp.	1,075	68
*	Align Technology, Inc.	6,499	99
*	Almost Family, Inc.	780	13
*	Amedisys, Inc.	2,788	41
*	AMN Healthcare Services, Inc.	3,848	15
*	AmSurg Corp.	2,981	67
	Analogic Corp.	1,196	54
*	ArQule, Inc.	5,119	26

Index 600 Stock Portfolio

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Bio-Reference Laboratories, Inc.	2,370	44
*	Cambrex Corp.	2,804	14
	Cantel Medical Corp.	1,263	27
*	Centene Corp.	4,794	137
	Chemed Corp.	2,040	112
	Computer Programs and Systems, Inc.	1,054	70
*	CONMED Corp.	2,722	63
*	CorVel Corp.	616	26
*	Cross Country Healthcare, Inc.	2,975	12
*	CryoLife, Inc.	2,678	12
*	Cubist Pharmaceuticals, Inc.	5,822	206
*	Cyberonics, Inc.	2,399	68
*	Emergent Biosolutions, Inc.	2,357	36
	Ensign Group, Inc.	1,559	36
*	Enzo Biochem, Inc.	3,199	8
*	eResearchTechnology, Inc.	4,175	19
*	Gentiva Health Services, Inc.	2,916	16
*	Greatbatch, Inc.	2,232	45
*	Haemonetics Corp.	2,456	144
*	Hanger Orthopedic Group, Inc.	3,193	60
*	Healthspring, Inc.	6,470	236
*	Healthways, Inc.	3,211	32
*	Hi-Tech Pharmacal Co., Inc.	971	33
*	HMS Holdings Corp.	8,074	197
*	ICU Medical, Inc.	1,171	43
*	Integra LifeSciences Holdings	1,940	69
	Invacare Corp.	3,045	70
*	IPC The Hospitalist Co.	1,565	56
*	Kensey Nash Corp.	731	18
	Landauer, Inc.	898	44
*	LCA-Vision, Inc.	1,795	4
*	LHC Group, Inc.	1,504	26
*	Magellan Health Services, Inc.	2,908	140
*	MedCath Corp.	1,947	27
*	The Medicines Co.	5,146	77
	Meridian Bioscience, Inc.	3,911	61
*	Merit Medical Systems, Inc.	3,993	52
*	Molina Healthcare, Inc.	2,721	42
*	MWI Veterinary Supply, Inc.	1,197	82
*	Natus Medical, Inc.	2,793	27
*	Neogen Corp.	2,220	77
*	NuVasive, Inc.	3,801	65
*	Omnicell, Inc.	3,157	43
*	Palomar Medical Technologies, Inc.	1,813	14
*	Par Pharmaceutical Cos., Inc.	3,478	93
*	PAREXEL International Corp.	5,619	106
*	PharMerica Corp.	2,800	40
*	PSS World Medical, Inc.	5,080	100

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Quality Systems, Inc.	1,870	181
*	Questcor Pharmaceuticals, Inc.	5,938	162
*	Regeneron Pharmaceuticals, Inc.	7,159	417
*	Salix Pharmaceuticals, Ltd.	5,630	167
*	Savient Pharmaceuticals, Inc.	6,803	28
*	SonoSite, Inc.	1,324	40
*	SurModics, Inc.	1,386	13
*	Symmetry Medical, Inc.	3,461	27
*	ViroPharma, Inc.	7,236	131
	West Pharmaceutical Services, Inc.	3,208	119
*	Zoll Medical Corp.	2,110	80

	Total		4,860

	Industrials (12.9%)
	A.O. Smith Corp.	3,698	118
	AAON, Inc.	1,786	28
	AAR Corp.	3,781	63
	ABM Industries, Inc.	4,556	87
	Actuant Corp. - Class A	6,539	129
*	Aerovironment, Inc.	1,757	49
	Albany International Corp. - Class A	2,679	49
*	Allegiant Travel Co.	1,434	68
	American Science and Engineering, Inc.	879	54
	Apogee Enterprises, Inc.	2,678	23
	Applied Industrial Technologies, Inc.	4,060	110
	Arkansas Best Corp.	2,422	39
*	Astec Industries, Inc.	1,902	56
	AZZ, Inc.	1,196	46
	Badger Meter, Inc.	1,440	42
	Barnes Group, Inc.	4,559	88
	Belden, Inc.	4,520	117
	Brady Corp. - Class A	5,033	133
	Briggs & Stratton Corp.	4,820	65
	Cascade Corp.	823	27
	CDI Corp.	1,221	13
*	Ceradyne, Inc.	2,371	64
	CIRCOR International, Inc.	1,644	48
	CLARCOR, Inc.	4,803	199
	Comfort Systems USA, Inc.	3,599	30
*	Consolidated Graphics, Inc.	897	33
	Cubic Corp.	1,503	59
	Curtiss-Wright Corp.	4,441	128
*	Dolan Co.	2,872	26
*	Dycom Industries, Inc.	3,191	49
*	EMCOR Group, Inc.	6,375	130
	Encore Wire Corp.	1,820	37
*	EnPro Industries, Inc.	1,974	59
	ESCO Technologies, Inc.	2,536	65
*	Exponent, Inc.	1,301	54
	Federal Signal Corp.	5,925	26
	Forward Air Corp.	2,812	72
	G & K Services, Inc. - Class A	1,785	46

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	GenCorp, Inc.	5,593	25
*	The GEO Group, Inc.	6,199	115
*	Gerber Scientific, Inc.	2,359	0
*	Gibraltar Industries, Inc.	2,898	23
*	Griffon Corp.	4,523	37
	Healthcare Services Group, Inc.	6,330	102
	Heartland Express, Inc.	5,703	77
	Heidrick & Struggles International, Inc.	1,700	28
*	Hub Group, Inc. - Class A	3,572	101
*	II-VI, Inc.	5,197	91
*	Insituform Technologies, Inc. - Class A	3,762	44
	Insperity, Inc.	2,194	49
	Interface, Inc. - Class A	5,490	65
	John Bean Technologies Corp.	2,729	39
	Kaman Corp.	2,511	70
	Kaydon Corp.	3,080	88
	Kelly Services, Inc. - Class A	2,701	31
	Knight Transportation, Inc.	5,673	75
	Lawson Products, Inc.	359	5
	Lindsay Corp.	1,198	64
*	Lydall, Inc.	1,634	14
*	Mobile Mini, Inc.	3,428	56
*	Moog, Inc. - Class A	4,374	143
	Mueller Industries, Inc.	3,611	139
	National Presto Industries, Inc.	458	40
*	Navigant Consulting, Inc.	4,978	46
*	NCI Building Systems, Inc.	1,896	14
*	Old Dominion Freight Line, Inc.	4,488	130
*	On Assignment, Inc.	3,529	25
*	Orbital Sciences Corp.	5,570	71
*	Orion Marine Group, Inc.	2,534	15
*	Powell Industries, Inc.	851	26
	Quanex Building Products Corp.	3,606	39
	Resources Connection, Inc.	4,174	41
	Robbins & Myers, Inc.	4,354	151
*	School Specialty, Inc.	1,538	11
	Simpson Manufacturing Co., Inc.	3,864	96
	SkyWest, Inc.	4,944	57
	The Standard Register Co.	1,163	3
	Standex International Corp.	1,203	37
*	Sykes Enterprises, Inc.	3,990	60
*	Teledyne Technologies, Inc.	3,505	171
	Tennant Co.	1,804	64
*	Tetra Tech, Inc.	5,953	112
	The Toro Co.	2,922	144
	Tredegar Corp.	2,227	33
*	TrueBlue, Inc.	4,112	47
	UniFirst Corp.	1,458	66
	United Stationers, Inc.	4,233	115
	Universal Forest Products, Inc.	1,861	45

Index 600 Stock Portfolio

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Viad Corp.	1,941	33
	Vicor Corp.	1,872	16
	Watts Water Technologies, Inc. - Class A	2,838	76

	Total		5,794

	Information Technology (15.7%)
*	Advanced Energy Industries, Inc.	4,157	36
*	Agilysys, Inc.	1,469	10
	Anixter International, Inc.	2,793	132
*	Arris Group, Inc.	11,373	117
*	ATMI, Inc.	3,018	48
*	Avid Technology, Inc.	2,791	22
	Bel Fuse, Inc. - Class B	969	15
*	Benchmark Electronics, Inc.	5,678	74
	Black Box Corp.	1,719	37
	Blackbaud, Inc.	4,251	95
*	Blue Coat Systems, Inc.	4,028	56
*	Bottomline Technologies, Inc.	3,242	65
*	Brightpoint, Inc.	6,498	60
	Brooks Automation, Inc.	6,294	51
*	Cabot Microelectronics Corp.	2,220	76
*	CACI International, Inc. - Class A	2,896	145
*	Cardtronics, Inc.	4,150	95
*	CEVA, Inc.	2,229	54
*	Checkpoint Systems, Inc.	3,821	52
*	CIBER, Inc.	6,864	21
*	Cirrus Logic, Inc.	6,213	92
	Cognex Corp.	4,008	109
	Cohu, Inc.	2,301	23
*	CommVault Systems, Inc.	4,242	157
*	comScore, Inc.	3,036	51
	Comtech Telecommunications Corp.	2,481	70
*	CSG Systems International, Inc.	3,296	42
	CTS Corp.	3,280	27
*	Cymer, Inc.	2,910	108
	Daktronics, Inc.	3,499	30
*	DealerTrack Holdings, Inc.	3,946	62
*	DG Fastchannel, Inc.	2,615	44
*	Digi International, Inc.	2,434	27
*	Diodes, Inc.	3,520	63
*	DSP Group, Inc.	2,242	13
*	DTS, Inc.	1,632	41
*	Ebix, Inc.	3,067	45
*	Electro Scientific Industries, Inc.	2,300	27
*	Entropic Communications, Inc.	8,238	34
	EPIQ Systems, Inc.	3,028	38
*	Exar Corp.	4,264	24
*	FARO Technologies, Inc.	1,583	50
*	FEI Co.	3,731	112
	Forrester Research, Inc.	1,406	46

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	GT Advance Technologies, Inc.	12,060	85
*	Harmonic, Inc.	11,025	47
	Heartland Payment Systems, Inc.	3,737	74
*	Hittite Microwave Corp.	2,659	129
	iGATE Corp.	2,857	33
*	InfoSpace, Inc.	3,635	30
*	Insight Enterprises, Inc.	4,316	65
*	Interactive Intelligence Group	1,363	37
*	Intermec, Inc.	4,879	32
*	Intevac, Inc.	2,180	15
	j2 Global Communications, Inc.	4,409	119
*	JDA Software Group, Inc.	4,053	95
*	Kopin Corp.	6,407	22
*	Kulicke and Soffa Industries, Inc.	6,927	52
*	Liquidity Services, Inc.	1,914	61
	Littelfuse, Inc.	2,192	88
*	LivePerson, Inc.	4,498	45
*	LogMeIn, Inc.	2,006	67
*	LoJack Corp.	1,758	6
*	Manhattan Associates, Inc.	2,016	67
	MAXIMUS, Inc.	3,289	115
*	Mercury Computer Systems, Inc.	2,890	33
	Methode Electronics, Inc.	3,527	26
	Micrel, Inc.	4,799	45
*	Microsemi Corp.	8,261	132
*	MicroStrategy, Inc. - Class A	765	87
	MKS Instruments, Inc.	4,999	109
*	Monolithic Power Systems	2,806	29
*	Monotype Imaging Holdings, Inc.	3,433	42
	MTS Systems Corp.	1,493	46
*	Nanometrics, Inc.	1,612	23
*	NCI, Inc. - Class A	761	9
*	NETGEAR, Inc.	3,572	92
*	NetScout Systems, Inc.	3,381	39
*	Network Equipment Technologies, Inc.	2,816	5
*	Newport Corp.	3,577	39
*	Novatel Wireless, Inc.	3,054	9
*	Oplink Communications, Inc.	1,968	30
*	OSI Systems, Inc.	1,868	63
	Park Electrochemical Corp.	1,975	42
*	PC-Tel, Inc.	1,763	11
*	Perficient, Inc.	2,929	21
*	Pericom Semiconductor Corp.	2,332	17
*	Plexus Corp.	3,376	76
	Power Integrations, Inc.	2,770	85
*	Progress Software Corp.	6,370	112
	Pulse Electronics Corp.	3,968	11
*	RadiSys Corp.	2,190	13

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	RightNow Technologies, Inc.	2,439	81
*	Rofin-Sinar Technologies, Inc.	2,713	52
*	Rogers Corp.	1,531	60
*	Rubicon Technology, Inc.	1,690	18
*	Rudolph Technologies, Inc.	3,030	20
*	ScanSource, Inc.	2,585	76
*	Sigma Designs, Inc.	3,063	24
*	Smith Micro Software, Inc.	3,030	5
*	Sourcefire, Inc.	2,717	73
	Stamps.com, Inc.	1,144	23
*	Standard Microsystems Corp.	2,208	43
*	Stratasys, Inc.	2,016	37
*	Super Micro Computer, Inc.	2,522	32
*	Supertex, Inc.	1,205	21
*	Symmetricom, Inc.	4,100	18
*	Synaptics, Inc.	3,137	75
*	Synchronoss Technologies, Inc.	2,542	63
*	SYNNEX Corp.	2,434	64
*	Take-Two Interactive Software, Inc.	8,265	105
*	Taleo Corp. - Class A	3,937	101
*	Tekelec	5,864	35
*	TeleTech Holdings, Inc.	2,430	37
*	Tessera Technologies, Inc.	4,883	58
*	THQ, Inc.	6,511	11
*	TriQuint Semiconductor, Inc.	15,701	79
*	TTM Technologies, Inc.	4,882	46
*	Tyler Technologies, Inc.	2,482	63
*	Ultratech, Inc.	2,445	42
	United Online, Inc.	8,451	44
*	Veeco Instruments, Inc.	3,912	95
*	ViaSat, Inc.	4,014	134
*	Virtusa Corp.	1,769	23
*	Volterra Semiconductor Corp.	2,364	45
*	Websense, Inc.	3,792	66
*	Wright Express Corp.	3,682	140
*	XO Group, Inc.	2,890	24

	Total		7,059

	Materials (4.3%)
	A. Schulman, Inc.	2,938	50
*	A.M. Castle & Co.	1,577	17
	AMCOL International Corp.	2,382	57
	American Vanguard Corp.	2,215	25
	Arch Chemicals, Inc.	2,423	114
	Balchem Corp.	2,757	103
	Buckeye Technologies, Inc.	3,736	90
*	Calgon Carbon Corp.	5,383	78
*	Century Aluminum Co.	5,418	48
*	Clearwater Paper Corp.	2,195	75
	Deltic Timber Corp.	1,031	62
	Eagle Materials, Inc.	4,279	71
	H.B. Fuller Co.	4,703	86

Index 600 Stock Portfolio

	Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Hawkins, Inc.	850	27
	Haynes International, Inc.	1,151	50
*	Headwaters, Inc.	5,798	8
	Kaiser Aluminum Corp.	1,507	67
*	KapStone Paper & Packaging Corp.	3,708	51
	Koppers Holdings, Inc.	1,963	50
*	Kraton Performance Polymers, Inc.	3,055	49
*	LSB Industries, Inc.	1,760	50
*	Materion Corp.	1,947	44
	Myers Industries, Inc.	3,308	34
	Neenah Paper, Inc.	1,428	20
	Olympic Steel, Inc.	872	15
*	OM Group, Inc.	3,079	80
	PolyOne Corp.	8,826	95
	Quaker Chemical Corp.	1,222	32
*	RTI International Metals, Inc.	2,877	67
	Schweitzer-Mauduit International, Inc.	1,535	86
	Stepan Co.	784	53
*	STR Holdings, Inc.	3,895	32
	Texas Industries, Inc.	2,657	84
	Wausau Paper Corp.	4,686	30
	Zep, Inc.	2,092	31

	Total		1,931

	Other Holdings (1.8%)
	iShares S&P SmallCap 600 Index Fund	13,916	814

	Total		814

	Telecommunication Services (0.6%)
	Atlantic Tele-Network, Inc.	880	29
*	Cbeyond, Inc.	2,927	21
*	Cincinnati Bell, Inc.	18,953	59
*	General Communication, Inc. - Class A	3,444	28
*	Neutral Tandem, Inc.	2,993	29
	NTELOS Holdings Corp.	2,851	50
	USA Mobility, Inc.	2,106	28

	Total		244

	Utilities (4.0%)
	ALLETE, Inc.	3,057	112
	American States Water Co.	1,780	60
	Avista Corp.	5,525	132
	Central Vermont Public Service Corp.	1,279	45
	CH Energy Group, Inc.	1,470	77
	El Paso Electric Co.	3,985	128
	The Laclede Group, Inc.	2,137	83
	New Jersey Resources Corp.	3,948	168
	Northwest Natural Gas Co.	2,542	112
	NorthWestern Corp.	3,455	110
	Piedmont Natural Gas Co., Inc.	6,858	198
	South Jersey Industries, Inc.	2,862	142

Common Stocks (87.2%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Southwest Gas Corp.	4,372	158
UIL Holdings Corp.	4,816	159
Unisource Energy Corp.	3,516	127

Total		1,811

Total Common Stocks
(Cost: $43,712)		39,161

Short-Term Investments (11.8%)

Autos (1.8%)
Fcar Owner Trust I, 0.20%, 10/3/11	800,000	800

Total		800

Finance Services (3.3%)
Alpine Securitization Corp., 0.22%, 11/7/11	700,000	700
Govco LLC, 0.17%, 10/11/11	800,000	800

Total		1,500

Health Care/Pharmaceuticals (1.8%)
Thermo Fisher Scientific, Inc., 0.26%, 10/11/11	800,000	800

Total		800

Miscellaneous Business Credit Institutions (1.8%)
PACCAR Financial Corp., 0.10%, 10/20/11	800,000	800

Total		800

Oil and Gas (1.8%)
Devon Energy Corp., 0.20%, 10/13/11	800,000	800

Total		800

Restaurants (1.3%)
Darden Restaurants, Inc., 0.23%, 10/3/11	600,000	600

Total		600

Total Short-Term Investments
(Cost: $5,300)		5,300

Total Investments (99.0%)
(Cost: $49,012)(a)		44,461

Other Assets, Less Liabilities (1.0%)		458

Net Assets (100.0%)		44,919

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $49,012 and the net unrealized depreciation of investments based on that cost was $4,551 which is comprised of $3,462 aggregate gross unrealized appreciation and $8,013 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on September 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JPMorgan Chase Bank, N.A.	1-Month USD Libor - 10 Basis Points (Bps)	S&P SmallCap 600 Index Total Return	5/12	5,243	$(547)

						$(547)

(k)	Cash in the amount of $980 (in thousands) has been pledged as collateral for swap contracts outstanding on September 30, 2011.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$39,161	$-	$-
Short-Term Investments	-	5,300	-
Liabilities:
Other Financial Instruments^
Total Return Swaps	-	(547)	-
Total	$39,161	$4,753	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.2%)
	Aaron’s, Inc.	307,600	7,767
*	Ascent Media Corp. - Class A	44,000	1,730
	Brunswick Corp.	55,900	785
	CSS Industries, Inc.	76,500	1,276
*	Culp, Inc.	79,200	669
	Drew Industries, Inc.	122,700	2,452
	Ethan Allen Interiors, Inc.	48,800	664
	Fred’s, Inc. - Class A	118,800	1,266
	Haverty Furniture Cos., Inc.	140,600	1,405
*	M/I Homes, Inc.	69,100	415
*	MarineMax, Inc.	126,000	815
	Matthews International Corp. - Class A	101,400	3,119
	The Men’s Wearhouse, Inc.	98,100	2,558
*	Meritage Homes Corp.	112,500	1,703
*	Orient-Express Hotels, Ltd. - Class A	244,000	1,686
	Pool Corp.	100,425	2,629
*	Saga Communications, Inc. - Class A	41,500	1,225
*	Stanley Furniture Co., Inc.	91,000	269
	Stein Mart, Inc.	227,000	1,419
*	Winnebago Industries, Inc.	155,000	1,073

	Total		34,925

	Consumer Staples (0.8%)
*	Alliance One International, Inc.	280,400	684
	Nash Finch Co.	66,000	1,777

	Total		2,461

	Energy (5.7%)
*	Atwood Oceanics, Inc.	43,500	1,495
	CARBO Ceramics, Inc.	27,700	2,840
*	Cloud Peak Energy, Inc.	95,000	1,610
*	Forest Oil Corp.	71,000	1,022
*	Hercules Offshore, Inc.	143,100	418
*	Northern Oil and Gas, Inc.	140,800	2,730
*	Oasis Petroleum, Inc.	141,000	3,149
	Overseas Shipholding Group, Inc.	29,000	398
	Penn Virginia Corp.	180,000	1,003
*	Swift Energy Co.	45,500	1,107
*	TETRA Technologies, Inc.	200,000	1,544
*	Union Drilling, Inc.	67,000	315

	Total		17,631

	Financials (21.4%)
	Acadia Realty Trust	73,800	1,380
	Alterra Capital Holdings, Ltd.	115,600	2,193
	Ares Capital Corp.	271,000	3,732
	CBL & Associates Properties, Inc.	305,700	3,473

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Cedar Shopping Centers, Inc.	143,800	447
	Columbia Banking System, Inc.	66,000	945
	Compass Diversified Holdings	136,000	1,656
	East West Bancorp, Inc.	190,300	2,837
	Employers Holdings, Inc.	63,900	815
*	First Opportunity Fund, Inc.	81,754	494
	First Potomac Realty Trust	161,000	2,008
	Glacier Bancorp, Inc.	178,900	1,676
	Hatteras Financial Corp.	71,700	1,804
	Hercules Technology Growth Capital, Inc.	181,000	1,542
	Home Bancshares, Inc.	115,200	2,445
	JMP Group, Inc.	90,800	528
	Kilroy Realty Corp.	106,600	3,337
	Kohlberg Capital Corp.	164,000	959
	LaSalle Hotel Properties	131,000	2,515
*	Markel Corp.	5,800	2,071
	Meadowbrook Insurance Group, Inc.	76,500	682
	National Interstate Corp.	109,000	2,396
*	Piper Jaffray Cos., Inc.	34,800	624
	Potlatch Corp.	78,300	2,468
	ProAssurance Corp.	102,600	7,389
	Radian Group, Inc.	149,500	327
	Redwood Trust, Inc.	127,000	1,419
*	Safeguard Scientifics, Inc.	71,900	1,078
	Saul Centers, Inc.	28,900	977
*	Signature Bank	48,600	2,320
*	Stifel Financial Corp.	78,750	2,092
*	SVB Financial Group	95,000	3,515
	Washington Real Estate Investment Trust	70,300	1,981
	Wintrust Financial Corp.	96,500	2,491

	Total		66,616

	Health Care (6.0%)
	Analogic Corp.	32,300	1,467
*	AngioDynamics, Inc.	92,200	1,212
*	Exelixis, Inc.	215,800	1,178
	Landauer, Inc.	31,800	1,575
	National Healthcare Corp.	57,000	1,841
	Owens & Minor, Inc.	190,350	5,421
*	Quidel Corp.	96,000	1,572
*	Triple-S Management Corp. - Class B	86,100	1,442
	West Pharmaceutical Services, Inc.	75,500	2,801

	Total		18,509

	Industrials (24.9%)
*	Alaska Air Group, Inc.	75,500	4,250
*	Astec Industries, Inc.	44,100	1,291

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Beacon Roofing Supply, Inc.	259,500	4,149
	Belden, Inc.	92,400	2,383
	Cascade Corp.	43,200	1,443
	CIRCOR International, Inc.	58,800	1,727
	Comfort Systems USA, Inc.	120,000	998
*	Dolan Co.	143,000	1,286
	Franklin Electric Co., Inc.	25,000	907
*	FTI Consulting, Inc.	47,200	1,737
	G & K Services, Inc. - Class A	83,600	2,135
*	Genesee & Wyoming, Inc. - Class A	114,200	5,313
*	Gibraltar Industries, Inc.	150,000	1,218
	IDEX Corp.	93,200	2,904
*	Insituform Technologies, Inc. - Class A	140,000	1,621
	Kaman Corp.	64,000	1,782
*	Kirby Corp.	112,300	5,912
*	Kratos Defense & Security Solutions, Inc.	81,500	548
	Landstar System, Inc.	161,500	6,389
	McGrath Rentcorp	155,700	3,704
	Mine Safety Appliances Co.	58,200	1,569
*	Navigant Consulting, Inc.	165,500	1,534
	Nordson Corp.	141,100	5,607
*	On Assignment, Inc.	224,400	1,587
	Quanex Building Products Corp.	94,000	1,029
	Robbins & Myers, Inc.	94,400	3,277
*	Sterling Construction Co., Inc.	39,000	436
	Universal Forest Products, Inc.	67,000	1,611
	UTI Worldwide, Inc.	154,620	2,016
	Waste Connections, Inc.	121,000	4,092
	Woodward, Inc.	105,100	2,880

	Total		77,335

	Information Technology (9.4%)
*	Accelrys, Inc.	102,300	620
*	Advanced Energy Industries, Inc.	145,000	1,250
*	ATMI, Inc.	67,000	1,060
	Brooks Automation, Inc.	138,000	1,125
*	Cabot Microelectronics Corp.	39,500	1,358
	Cognex Corp.	35,300	957
*	Cymer, Inc.	60,800	2,260
	Electro Rent Corp.	179,500	2,479
*	Electro Scientific Industries, Inc.	81,400	968
*	Ixia	197,000	1,511
	Littelfuse, Inc.	65,900	2,650

Small Cap Value Portfolio

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Methode Electronics, Inc. - Class A	73,200	544
*	Newport Corp.	113,000	1,221
*	Progress Software Corp.	178,400	3,131
*	Sonus Networks, Inc.	474,500	1,030
*	StarTek, Inc.	123,000	350
*	SYNNEX Corp.	87,600	2,295
*	Teradyne, Inc.	174,000	1,916
*	Websense, Inc.	105,800	1,830
	Xyratex, Ltd.	89,200	827

	Total		29,382

	Materials (11.5%)
	AMCOL International Corp.	73,300	1,759
	American Vanguard Corp.	120,300	1,343
	AptarGroup, Inc.	109,500	4,891
	Arch Chemicals, Inc.	46,000	2,158
	Carpenter Technology Corp.	77,000	3,457
*	Clearwater Paper Corp.	82,400	2,800
	Deltic Timber Corp.	54,300	3,241
	Franco-Nevada Corp.	46,000	1,659
*	Innospec, Inc.	142,000	3,438
	Minerals Technologies, Inc.	31,000	1,527
	Myers Industries, Inc.	179,500	1,822
*	North American Palladium, Ltd.	636,300	1,623
	Royal Gold, Inc.	50,286	3,221
	Schnitzer Steel Industries, Inc.	37,400	1,376
	Sims Metal Management, Ltd., ADR	32,040	379
	Wausau Paper Corp.	168,700	1,078

	Total		35,772

	Other Holdings (0.7%)
	iShares Russell 2000 Value Index Fund	39,100	2,230

	Total		2,230

	Telecommunication Services (0.4%)
*	Premiere Global Services, Inc.	207,900	1,335

	Total		1,335

	Utilities (5.1%)
	Black Hills Corp.	50,467	1,546
	Cleco Corp.	107,500	3,670
	El Paso Electric Co.	110,000	3,530
	NorthWestern Corp.	64,900	2,073
	PNM Resources, Inc.	59,600	979
	Southwest Gas Corp.	73,200	2,648
	Vectren Corp.	51,400	1,392

	Total		15,838

	Total Common Stocks
	(Cost: $295,775)		302,034

Preferred Stocks (0.9%)	Shares/ $ Par	Value $ (000’s)

Federal Savings Institutions (0.5%)
East West Bancorp, Inc., 8.00%, 12/31/49	1,359	1,648

Total		1,648

Finance Services (0.4%)
Assured Guaranty, Ltd., 8.50%, 6/1/12	26,500	1,290

Total		1,290

Total Preferred Stocks
(Cost: $2,709)		2,938

Short-Term Investments (1.9%)

Other Holdings (1.9%)
T. Rowe Price Reserve Investment Fund	5,805,967	5,806
Total Short-Term Investments
(Cost: $5,806)		5,806

Total Investments (99.9%)
(Cost: $304,290)(a)		310,778

Other Assets, Less Liabilities (0.1%)		366

Net Assets (100.0%)		311,144

Small Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $304,290 and the net unrealized appreciation of investments based on that cost was $6,488 which is comprised of $58,754 aggregate gross unrealized appreciation and $52,266 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$302,034	$-	$-
Preferred Stocks	-	2,938	-
Short-Term Investments	-	5,806	-
Other Financial Instruments^	-	-	-
Total	$302,034	$8,744	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

International Growth Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.2%)
	Compagnie Financiere Richemont SA	Switzerland	77,685	3,449
*	Ctrip.com International, Ltd., ADR	China	165,965	5,337
	Fast Retailing Co., Ltd.	Japan	20,800	3,725
	Isuzu Motors, Ltd.	Japan	1,567,000	6,709
*	Kabel Deutschland Holding AG	Germany	66,985	3,611
	Li & Fung, Ltd.	Hong Kong	3,009,220	4,963
	WPP PLC	Ireland	298,276	2,751
	Yamada Denki Co., Ltd.	Japan	77,780	5,430

	Total			35,975

	Consumer Staples (13.5%)
	Danone SA	France	80,734	4,968
	Imperial Tobacco Group PLC	United Kingdom	163,807	5,532
	Japan Tobacco, Inc.	Japan	1,865	8,701
	Olam International, Ltd.	Singapore	2,770,045	4,723
	Reckitt Benckiser Group PLC	United Kingdom	89,832	4,541
	Unilever NV	Netherlands	179,918	5,699

	Total			34,164

	Energy (14.1%)
	AMEC PLC	United Kingdom	321,518	4,044
	BG Group PLC	United Kingdom	215,468	4,103
*	Cairn Energy PLC	United Kingdom	525,663	2,278
	Canadian Natural Resources, Ltd.	Canada	73,292	2,152
	Encana Corp.	Canada	197,445	3,800
	Gazprom OAO, ADR	Russia	386,908	3,749
	Inpex Corp.	Japan	517	3,186
*	OGX Petroleo e Gas Participacoes SA	Brazil	726,900	4,446
	Reliance Industries, Ltd.	India	283,098	4,596
	Tullow Oil PLC	United Kingdom	162,551	3,298

	Total			35,652

	Financials (19.2%)
	AIA Group, Ltd.	Hong Kong	1,728,600	4,915
	Banco Bilbao Vizcaya Argentaria SA	Spain	521,220	4,247
*(m)	Banco Bilbao Vizcaya Argentaria SA - Rights	Spain	354	-
	Banco do Brasil SA	Brazil	148,400	1,960
	Banco Santander Brasil SA	Brazil	467,900	3,414
	China Merchants Bank Co., Ltd.	China	1,079,000	1,634
	DBS Group Holdings, Ltd.	Singapore	345,000	3,093
	DLF, Ltd.	India	515,862	2,280
	Hang Lung Properties, Ltd.	Hong Kong	1,403,098	4,148
	Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	201,600	2,893
	HSBC Holdings PLC	United Kingdom	446,524	3,403
*	ING Groep NV	Netherlands	310,958	2,189

	Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Mitsubishi Estate Co., Ltd.	Japan	271,000	4,386
	Prudential PLC	United Kingdom	692,818	5,930
	Standard Chartered PLC	United Kingdom	215,471	4,301

	Total			48,793

	Health Care (2.5%)
*	CFR Pharmaceuticals SA	Chile	4,852,874	1,046
	Novartis AG	Switzerland	94,689	5,284

	Total			6,330

	Industrials (13.9%)
	Adani Enterprises, Ltd.	India	125,471	1,319
	AP Moller - Maersk A/S	Denmark	430	2,531
	Canadian National Railway Co.	Canada	61,842	4,133
	Daikin Industries, Ltd.	Japan	93,900	2,686
	Fanuc Corp.	Japan	63,100	8,687
	Kuehne + Nagel International AG	Switzerland	60,923	6,815
	Nippon Sheet Glass Co., Ltd.	Japan	1,528,000	3,413
	The Weir Group PLC	United Kingdom	238,398	5,712

	Total			35,296

	Information Technology (10.6%)
	ARM Holdings PLC	United Kingdom	366,573	3,137
	ASML Holding NV	Netherlands	161,438	5,610
	Hexagon AB	Sweden	102,275	1,331
	Keyence Corp.	Japan	16,600	4,545
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,439,000	5,526
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	293,136	2,809
*	Youku.com, Inc., ADR	China	248,952	4,073

	Total			27,031

	Materials (6.2%)
	Linde AG	Germany	33,506	4,469
	LyondellBasell Industries NV - Class A	Netherlands	147,675	3,608
*	Potash Corp. of Saskatchewan, Inc.	Canada	100,797	4,376
	Rio Tinto PLC	United Kingdom	73,513	3,247

	Total			15,700

	Utilities (1.7%)
	Fortum OYJ	Finland	182,599	4,288

	Total			4,288

	Total Foreign Common Stocks
	(Cost: $272,934)			243,229

International Growth Portfolio

Short-Term Investments (4.6%)	Country	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (4.6%)
Federal Home Loan Bank, 0.00%, 10/3/11	United States	11,700,000	11,700

Total			11,700

Total Short-Term Investments
(Cost: $11,700)			11,700

Total Investments (100.5%)
(Cost: $284,634)(a)			254,929

Other Assets, Less
Liabilities (-0.5%)			(1,388)

Net Assets (100.0%)			253,541

International Growth Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $284,634 and the net unrealized depreciation of investments based on that cost was $29,705 which is comprised of $8,750 aggregate gross unrealized appreciation and $38,455 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Japan	20.3%
United Kingdom	19.5%
Netherlands	6.7%
Hong Kong	6.7%
Switzerland	6.1%
Canada	5.7%
Other	35.5%
Total	100.5%

(l)	As of September 30, 2011 portfolio securities with an aggregate value of $201,135 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$5,337	$30,638	$-
Energy	14,147	21,505	-
Financials	5,374	43,419	-
Health Care	1,046	5,284	-
Industrials	4,133	31,163	-
Information Technology	4,073	22,958	-
Materials	7,984	7,716	-
All Others	-	38,452	-
Short-Term Investments	-	11,700	-
Other Financial Instruments^	-	-	-
Total	$42,094	$212,835	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

Research International Core Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.2%)
	Bayerische Motoren Werke AG	Germany	12,568	833
	Compass Group PLC	United Kingdom	33,730	273
	DENSO Corp.	Japan	22,400	718
	GKN PLC	United Kingdom	132,210	357
	Hennes & Mauritz AB - B Shares	Sweden	16,650	497
	Honda Motor Co., Ltd.	Japan	24,400	715
	Inditex SA	Spain	7,380	632
	Li & Fung, Ltd.	Hong Kong	230,000	379
	LVMH Moet Hennessy Louis Vuitton SA	France	4,933	654
	Nippon Television Network Corp.	Japan	4,030	582
	Publicis Groupe SA	France	14,328	600
*	Sands China, Ltd.	Macau	252,000	580

	Total			6,820

	Consumer Staples (11.2%)
	DANONE SA	France	21,426	1,319
	Heineken NV	Netherlands	24,355	1,088
	Japan Tobacco, Inc.	Japan	182	849
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	60,180	307
	Lawson, Inc.	Japan	14,600	825
	Nestle SA	Switzerland	40,131	2,206
	Reckitt Benckiser Group PLC	United Kingdom	17,330	876
	Tesco PLC	United Kingdom	139,438	816

	Total			8,286

	Energy (8.7%)
	AMEC PLC	United Kingdom	22,810	287
*	Bankers Petroleum, Ltd.	Canada	39,617	132
	BG Group PLC	United Kingdom	35,402	674
	BP PLC	United Kingdom	194,831	1,169
*	Cairn Energy PLC	United Kingdom	52,032	225
	INPEX Corp.	Japan	177	1,091
	Reliance Industries, Ltd.	India	30,591	497
	Royal Dutch Shell PLC - Class A	Netherlands	64,227	1,992
	Technip SA	France	4,570	366

	Total			6,433

	Financials (21.6%)
	Aeon Credit Service Co., Ltd.	Japan	39,500	606
	AIA Group, Ltd.	Hong Kong	179,600	511
	Amlin PLC	United Kingdom	23,321	102
	Banco Santander Brasil SA, ADR	Brazil	51,030	374
	Barclays PLC	United Kingdom	193,803	476
	BNP Paribas SA	France	25,796	1,021
	China Construction Bank Corp. - Class H	China	692,980	414
	Credit Suisse Group AG	Switzerland	25,368	658
*	Deutsche Boerse AG	Germany	10,193	512

	Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Erste Group Bank AG	Austria	15,887	405
*	GSW Immobilien AG	Germany	7,543	214
	Hang Lung Properties, Ltd.	Hong Kong	143,000	423
	HDFC Bank, Ltd., ADR	India	15,090	440
	Hiscox, Ltd.	Bermuda	54,467	311
	HSBC Holdings PLC	United Kingdom	164,258	1,252
	ICICI Bank, Ltd.	India	37,283	655
*	ING Groep NV	Netherlands	113,957	802
	Julius Baer Group, Ltd.	Switzerland	13,985	466
	KBC Groep NV	Belgium	13,502	311
	Komercni Banka AS	Czech Republic	2,361	440
	Mitsubishi UFJ Financial Group, Inc.	Japan	50,800	228
	National Australia Bank, Ltd.	Australia	19,409	412
	Nomura Holdings, Inc.	Japan	71,900	262
	Sberbank of Russia	Russia	198,770	435
*	SNS REAAL NV	Netherlands	66,428	165
	Standard Chartered PLC	United Kingdom	47,363	945
	Sumitomo Mitsui Financial Group, Inc.	Japan	29,300	827
	Swiss Re AG	Switzerland	22,357	1,041
	United Overseas Bank, Ltd.	Singapore	22,000	283
	Westpac Banking Corp.	Australia	50,230	965

	Total			15,956

	Health Care (9.8%)
	Bayer AG	Germany	23,610	1,297
	Diagnosticos da America SA	Brazil	42,100	358
	Miraca Holdings, Inc.	Japan	23,600	1,037
	Rhoen-Klinikum AG	Germany	27,787	562
	Roche Holding AG	Switzerland	11,254	1,811
	Sanofi	France	9,241	607
	Santen Pharmaceutical Co., Ltd.	Japan	22,100	924
	Sonova Holding AG	Switzerland	4,263	385
	Synthes, Inc.	Switzerland	1,854	300

	Total			7,281

	Industrials (12.4%)
	BEML, Ltd.	India	755	7
	East Japan Railway Co.	Japan	8,100	492
	Glory, Ltd.	Japan	29,000	679
	Hutchison Whampoa, Ltd.	Hong Kong	47,000	348
	JGC Corp.	Japan	38,000	933
	Joy Global, Inc.	United States	8,540	533
	Keppel Corp., Ltd.	Singapore	59,400	348
	Legrand SA	France	7,391	230
	Mitsubishi Corp.	Japan	30,700	625
	Outotec OYJ	Finland	6,442	229
	Rolls-Royce Holdings PLC	United Kingdom	57,094	523
	Schindler Holding AG	Switzerland	7,803	835
	Schneider Electric SA	France	15,170	817
	Siemens AG	Germany	13,676	1,235
	Sinotruk Hong Kong, Ltd.	China	271,500	154

Research International Core Portfolio

	Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Yamato Holdings Co., Ltd.	Japan	63,500	1,156

	Total			9,144

	Information Technology (6.8%)
	ASML Holding NV	Netherlands	7,418	258
	Canon, Inc.	Japan	21,000	951
*	Cognizant Technology Solutions Corp. - Class A	United States	6,450	404
	Dassault Systemes SA	France	8,148	575
	Konica Minolta Holdings, Inc.	Japan	72,500	497
	Nomura Research Institute, Ltd.	Japan	19,100	434
	Samsung Electronics Co., Ltd.	South Korea	523	366
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	320,189	726
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	83,200	797

	Total			5,008

	Materials (8.7%)
	Akzo Nobel NV	Netherlands	23,400	1,035
	Chugoku Marine Paints, Ltd.	Japan	32,000	233
	Iluka Resources, Ltd.	Australia	42,820	501
	Linde AG	Germany	8,739	1,166
	Newcrest Mining, Ltd.	Australia	15,233	502
	Nippon Paint Co., Ltd.	Japan	34,000	273
*	Nufarm, Ltd.	Australia	88,128	358
	Rio Tinto PLC	United Kingdom	27,170	1,200
	Steel Authority of India, Ltd.	India	60,878	131
	Sumitomo Metal Industries, Ltd.	Japan	103,000	213
	Symrise AG	Germany	10,665	248
	Teck Resources, Ltd. - Class B	Canada	19,754	583

	Total			6,443

	Telecommunication Services (6.4%)
	China Unicom Hong Kong, Ltd.	Hong Kong	370,000	756
	KDDI Corp.	Japan	109	749
	Koninklijke KPN NV	Netherlands	60,827	801
	Telecom Italia S.p.A.	Italy	185,135	201
	Telecom Italia S.p.A. - Rights	Italy	519,480	505
	Tim Participacoes SA, ADR	Brazil	10,901	257
	Vodafone Group PLC	United Kingdom	565,477	1,460

	Total			4,729

	Utilities (4.0%)
	CEZ AS	Czech Republic	13,245	510
	EDP - Energias de Portugal SA	Portugal	166,679	512
	Fortum OYJ	Finland	26,816	630
	International Power PLC	United Kingdom	63,959	303
	Tokyo Gas Co., Ltd.	Japan	159,000	740
	Tractebel Energia SA	Brazil	17,770	247

	Total			2,942

	Total Foreign Common Stocks
	(Cost: $80,251)			73,042

Short-Term Investments (1.4%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Banks Non-US (1.4%)
Barclays US Funding LLC, 0.08%, 10/3/11	United States	1,035,000	1,035

Total			1,035

Total Short-Term Investments
(Cost: $1,035)			1,035

Total Investments (100.2%)
(Cost: $81,286)(a)			74,077

Other Assets, Less
Liabilities (-0.2%)			(165)

Net Assets (100.0%)			73,912

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $81,286 and the net unrealized depreciation of investments based on that cost was $7,209 which is comprised of $3,357 aggregate gross unrealized appreciation and $10,567 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Japan	22.5%
United Kingdom	14.8%
Switzerland	10.0%
France	8.4%
Netherlands	8.3%
Germany	8.2%
Other	28.0%
Total	100.2%

(l)	As of September 30, 2011 portfolio securities with an aggregate value of $68,972 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$-	$6,820	$-
Consumer Staples	307	7,979	-
Energy	132	6,301	-
Financials	1,249	14,707	-
Health Care	358	6,923	-
Industrials	533	8,611	-
Information Technology	404	4,604	-
Materials	583	5,860	-
Telecommunication Services	257	4,472	-
Utilities	247	2,695	-
Short-Term Investments	-	1,035	-
Other Financial Instruments^	-	-	-
Total	$4,070	$70,007	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

International Equity Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Foreign Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (5.7%)
	Cie Generale des Etablissements Michelin - Class B	France	307,508	18,364
	Kingfisher PLC	United Kingdom	3,825,490	14,664
	Marks & Spencer Group PLC	United Kingdom	1,142,320	5,553
	Nissan Motor Co., Ltd.	Japan	1,132,980	10,012
*	TomTom NV	Netherlands	2,021,140	7,116
*	Toyota Motor Corp.	Japan	286,400	9,790

	Total			65,499

	Consumer Staples (1.9%)
	Carrefour SA	France	80,360	1,828
*	Distribuidora Internacional de Alimentacion SA	Spain	80,360	316
	Tesco PLC	United Kingdom	3,368,090	19,702

	Total			21,846

	Energy (11.6%)
	BP PLC	United Kingdom	1,866,830	11,197
	China Coal Energy Co., Ltd.	China	5,007,740	4,373
	China Shenhua Energy Co., Ltd.	China	2,280,940	8,937
	ENI SPA	Italy	937,925	16,480
	Gazprom OAO, ADR	Russia	991,370	9,468
	Husky Energy, Inc.	Canada	135,410	2,932
	Petroleo Brasileiro SA, ADR	Brazil	359,140	8,063
	Royal Dutch Shell PLC - Class B	United Kingdom	704,315	21,876
	SBM Offshore NV	Netherlands	464,278	8,051
	Statoil ASA	Norway	771,470	16,484
	Talisman Energy, Inc.	Canada	763,850	9,389
	Total SA	France	383,328	16,901

	Total			134,151

	Financials (25.9%)
*	Aegon NV	Netherlands	931,090	3,754
	AIA Group, Ltd.	Hong Kong	8,745,800	24,865
	Aviva PLC	United Kingdom	2,395,180	11,318
	AXA SA	France	554,855	7,204
	Bangkok Bank Public Co., Ltd.	Thailand	3,283,700	15,341
	Cheung Kong Holdings, Ltd.	Hong Kong	813,000	8,703
	China Life Insurance Co., Ltd.	China	1,329,000	3,158
	Credit Agricole SA	France	1,481,760	10,186
*	Credit Suisse Group AG	Switzerland	703,510	18,256
	DBS Group Holdings, Ltd.	Singapore	2,652,000	23,775
	Hana Financial Group, Inc.	South Korea	415,550	12,076
	Housing Development Finance Corp., Ltd.	India	220,670	2,853
	HSBC Holdings PLC	United Kingdom	2,179,337	16,720
	ICICI Bank, Ltd., ADR	India	79,880	2,773
*	ING Groep NV	Netherlands	1,268,502	8,928
	Intesa Sanpaolo SpA	Italy	4,340,710	6,782

	Foreign Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Itau Unibanco Holding SA, ADR	Brazil	183,390	2,846
	KB Financial Group, Inc.	South Korea	289,785	9,464
*	Lloyds Banking Group PLC	United Kingdom	6,068,490	3,218
	Mitsubishi UFJ Financial Group, Inc.	Japan	502,420	2,258
*	Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	988
	Muenchener Rueckversicherungs-Gesellschaft AG	Germany	91,780	11,377
	NKSJ Holdings, Inc.	Japan	397,250	8,776
*	Nomura Holdings, Inc.	Japan	2,522,700	9,193
	Shinhan Financial Group Co., Ltd.	South Korea	254,270	8,892
	Standard Chartered PLC	United Kingdom	370,360	7,392
	Swire Pacific, Ltd.	Hong Kong	1,276,500	13,189
*	Swiss Reinsurance Co., Ltd.	Switzerland	410,402	19,101
*	UBS AG	Switzerland	900,620	10,252
	UniCredit SpA	Italy	14,219,101	15,132

	Total			298,770

	Health Care (9.5%)
*	Basilea Pharmaceutica AG	Switzerland	87,430	3,726
	Bayer AG	Germany	43,920	2,414
	GlaxoSmithKline PLC	United Kingdom	1,355,400	27,984
*	Lonza Group AG	Switzerland	162,050	9,727
	Merck KGaA	Germany	226,340	18,521
	Roche Holding AG	Switzerland	189,550	30,495
	Sanofi	France	259,555	17,042

	Total			109,909

	Industrials (11.3%)
	Alstom SA	France	102,790	3,400
	BAE Systems PLC	United Kingdom	3,411,020	14,063
	Citic Pacific, Ltd.	China	4,960,050	6,862
	Deutsche Lufthansa AG	Germany	373,830	4,822
	G4S PLC	United Kingdom	712,930	2,956
	Hutchison Whampoa, Ltd.	Hong Kong	1,534,000	11,356
*	International Consolidated Airlines Group SA	United Kingdom	1,868,050	4,412
	ITOCHU Corp.	Japan	1,481,000	14,145
	Koninklijke Philips Electronics NV	Netherlands	729,285	13,055
	MAN SE	Germany	32,120	2,484
	Randstad Holding NV	Netherlands	293,300	9,356
*	Rentokil Initial PLC	United Kingdom	2,225,440	2,463
	Shanghai Electric Group Co., Ltd.	China	31,604,000	12,105
	Siemens AG	Germany	30,070	2,717
	Siemens AG, ADR	Germany	228,990	20,561
	Thales SA	France	180,240	5,632

	Total			130,389

International Equity Portfolio

	Foreign Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology (10.6%)
	Compal Electronics, Inc.	Taiwan	8,390,247	7,635
*	Flextronics International, Ltd.	Singapore	1,651,810	9,300
	Nintendo Co., Ltd.	Japan	77,630	11,307
	Samsung Electronics Co., Ltd.	South Korea	35,970	25,197
	SAP AG	Germany	304,050	15,499
	Siliconware Precision Industries Co.	Taiwan	12,980,000	12,752
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	10,216,825	23,149
	Trend Micro, Inc.	Japan	570,000	17,792

	Total			122,631

	Materials (4.9%)
	Akzo Nobel NV	Netherlands	215,510	9,527
	BlueScope Steel, Ltd.	Australia	5,241,060	3,616
	CRH PLC	Ireland	375,350	5,857
	POSCO	South Korea	18,560	5,707
	Rexam PLC	United Kingdom	2,633,620	12,630
	Vale SA, ADR	Brazil	881,000	18,501

	Total			55,838

	Telecommunication Services (14.2%)
	China Mobile, Ltd.	Hong Kong	2,423,500	23,650
	China Telecom Corp., Ltd.	China	44,438,000	27,673
	France Telecom SA	France	145,390	2,384
	Singapore Telecommunications, Ltd.	Singapore	7,884,000	19,035
	Telefonica SA, ADR	Spain	1,187,514	22,705
	Telenor ASA	Norway	1,208,610	18,632
*	Turkcell Iletisim Hizmetleri AS	Turkey	1,369,410	6,211
	Vivendi	France	547,770	11,184
	Vodafone Group PLC	United Kingdom	12,341,413	31,870

	Total			163,344

	Utilities (2.4%)
	Centrais Eletricas Brasileiras SA	Brazil	927,030	7,987
	E.ON AG	Germany	907,740	19,797

	Total			27,784

	Total Foreign Common Stocks
	(Cost: $1,236,517)			1,130,161

	Short-Term Investments (1.9%)

	Federal Government & Agencies (0.9%)
	Federal Home Loan Bank, 0.03%, 12/2/11	United States	4,000,000	4,000
	Federal Home Loan Bank, 0.04%, 11/16/11	United States	6,000,000	5,999

	Total			9,999

	Miscellaneous Business Credit Institutions (0.4%)
	Duke Energy Corp., 0.29%, 10/5/11	United States	5,000,000	5,000

	Total			5,000

Short-Term Investments (1.9%)	Country	Shares/ $ Par	Value $ (000’s)

Restaurants (0.6%)
Darden Restaurants, Inc., 0.23%, 10/3/11	United States	6,800,000	6,800

Total			6,800

Total Short-Term Investments
(Cost: $21,799)			21,799

Total Investments (99.9%)
(Cost: $1,258,316)(a)			1,151,960

Other Assets, Less
Liabilities (0.1%)			1,153

Net Assets (100.0%)			1,153,113

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $1,258,316 and the net unrealized depreciation of investments based on that cost was $106,356 which is comprised of $103,613 aggregate gross unrealized appreciation and $209,969 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	18.0%
Germany	8.5%
France	8.2%
Switzerland	7.9%
Japan	7.3%
Hong Kong	7.1%
China	5.5%
South Korea	5.3%
Netherlands	5.2%
Other	26.9%
Total	99.9%

(l)	As of September 30, 2011 portfolio securities with an aggregate value of $1,014,648 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Energy	$29,852	$104,299	$-
Financials	6,607	292,163	-
Industrials	20,561	109,828	-
Information Technology	9,300	113,331	-
Materials	18,501	37,337	-
Telecommunication Services	22,705	140,639	-
Utilities	7,987	19,797	-
All Others	-	197,254	-
Short-Term Investments	-	-	-
Other Financial Instruments^	-	21,799	-
Total	$115,513	$1,036,447	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

Emerging Markets Equity Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Foreign Common Stocks (99.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.6%)
	Ajisen China Holdings, Ltd.	China	239,000	274
	Anhanguera Educacional Participacoes SA	Brazil	60,200	775
	Arezzo Industria e Comercio SA	Brazil	46,060	465
	Companhia Hering	Brazil	30,500	509
*	Corporacion GEO SAB de CV - Series B	Mexico	193,080	250
*	Dish TV India, Ltd.	India	438,170	690
	Geely Automobile Holdings, Ltd.	Hong Kong	2,305,000	497
	GOME Electrical Appliances Holding, Ltd.	Hong Kong	1,180,000	271
	Guangzhou Automobile Group Co., Ltd.	China	268,000	258
	Kia Motors Corp.	South Korea	30,390	1,816
*	Kroton Educacional SA	Brazil	52,001	496
	Lewis Group, Ltd.	South Africa	107,370	928
	Li & Fung, Ltd.	Hong Kong	664,000	1,095
	Lojas Renner SA	Brazil	20,000	539
	Mando Corp.	South Korea	10,094	1,628
	Minor International PCL	Thailand	548,700	182
	Mr. Price Group, Ltd.	South Africa	208,262	1,728
	Naspers, Ltd. - Class N	South Africa	38,993	1,688
	PT Mitra Adiperkasa Tbk	Indonesia	627,000	304
*	Sands China, Ltd.	Macau	347,200	799
	Shinsegae Co., Ltd.	South Korea	2,276	518
	Stella International Holdings, Ltd.	Hong Kong	686,500	1,522
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	257,174	347

	Total			17,579

	Consumer Staples (7.6%)
	Arca Continental SAB de CV	Mexico	66,943	277
	BIM Birlesik Magazalar AS	Turkey	10,169	280
	Companhia de Bebidas das Americas, ADR	Brazil	35,440	1,086
	CP ALL PCL	Thailand	434,900	672
	Dabur India, Ltd.	India	742,724	1,557
	Dairy Farm International Holdings, Ltd.	Hong Kong	79,200	673
*	E-Mart Co., Ltd.	South Korea	6,432	1,609
	Hengan International Group Co., Ltd.	China	119,500	944
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	63,228	323
	M Dias Branco SA	Brazil	33,800	671
	Shoprite Holdings, Ltd.	South Africa	21,815	305
	Tiger Brands, Ltd.	South Africa	30,138	781

	Total			9,178

	Energy (10.3%)
*	Bankers Petroleum, Ltd.	Canada	112,174	375

Foreign Common Stocks (99.1%)	Country	Shares/ $ Par	Value $ (000’s)

Energy continued
China Shenhua Energy Co., Ltd. - Class H	China	284,000	1,113
CNOOC, Ltd.	China	580,000	929
Gazprom OAO, ADR	Russia	208,944	1,995
INPEX Corp.	Japan	179	1,103
Oil & Natural Gas Corp., Ltd.	India	71,490	388
Petroleo Brasileiro SA, ADR	Brazil	93,414	2,097
Reliance Industries, Ltd.	India	140,816	2,286
Tenaris SA, ADR	Luxembourg	22,398	570
Tupras-Turkiye Petrol Rafinerileri AS	Turkey	73,407	1,512

Total			12,368

Financials (25.3%)
Asian Property Development PCL	Thailand	2,237,200	392
Banco Santander Brasil SA	Brazil	107,000	781
Banco Santander Chile, ADR	Chile	3,766	277
Bancolombia SA, ADR	Colombia	4,814	268
Bangkok Bank PCL	Thailand	224,300	1,048
Bank of China, Ltd. - Class H	China	5,010,000	1,529
BM&FBOVESPA SA	Brazil	242,500	1,134
Bolsa Mexicana de Valores SAB de CV	Mexico	301,200	416
Brasil Brokers Participacoes SA	Brazil	228,400	719
Brasil Insurance Participacoes e Administracao SA	Brazil	107,700	1,008
CETIP SA - Balcao Organizado de Ativos e Derivativos	Brazil	35,800	447
China Construction Bank Corp. - Class H	China	3,200,020	1,910
China Pacific Insurance Group Co., Ltd. - Class H	China	493,200	1,421
Chinatrust Financial Holding Co., Ltd.	Taiwan	1,568,895	892
CIMB Group Holdings Bhd	Malaysia	461,700	1,001
Commercial International Bank Egypt SAE	Egypt	164,500	625
Compartamos SAB de CV	Mexico	412,490	558
Credicorp, Ltd.	Peru	9,121	841
Erste Group Bank AG	Austria	22,791	581
First Pacific Co., Ltd.	Hong Kong	2,414,000	2,108
Hana Financial Group, Inc.	South Korea	46,720	1,358
Hang Lung Properties, Ltd.	Hong Kong	308,000	911
Housing Development Finance Corp., Ltd.	India	68,134	881
ICICI Bank, Ltd.	India	50,878	894
Itau Unibanco Holding SA, ADR	Brazil	30,038	466
Komercni Banka AS	Czech Republic	10,342	1,928
LPS Brasil - Consultoria de Imoveis SA	Brazil	27,700	444
PT Bank Negara Indonesia Persero Tbk	Indonesia	2,674,331	1,100

Emerging Markets Equity Portfolio

	Foreign Common Stocks (99.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Sberbank of Russia	Russia	863,180	1,890
	Standard Chartered PLC	United Kingdom	99,052	1,984
	Turkiye Garanti Bankasi AS	Turkey	172,306	668

	Total			30,480

	Health Care (2.6%)
	Diagnosticos da America SA	Brazil	111,900	952
	Fleury SA	Brazil	52,700	629
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	253,500	418
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	17,734	660
	Top Glove Corp. Bhd	Malaysia	354,900	453

	Total			3,112

	Industrials (3.3%)
	Alfa SAB de CV - Class A	Mexico	19,090	196
	BEML, Ltd.	India	20,230	187
	Copa Holdings SA - Class A	Panama	7,706	472
	Glory, Ltd.	Japan	29,600	693
	Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	14,820	737
	Multiplus SA	Brazil	20,760	289
	Sinotruk Hong Kong, Ltd.	Hong Kong	1,361,000	770
*	TK Corp.	South Korea	48,037	662

	Total			4,006

	Information Technology (15.4%)
	Cielo SA	Brazil	23,482	523
	CSU Cardsystem SA	Brazil	190,719	403
	Hon Hai Precision Industry Co., Ltd.	Taiwan	726,824	1,623
	HTC Corp.	Taiwan	32,989	725
	Infosys, Ltd., ADR	India	38,623	1,972
*	NICE Systems, Ltd., ADR	Israel	20,768	630
	Redecard SA	Brazil	24,200	330
	Samsung Electronics Co., Ltd.	South Korea	7,431	5,206
	Seoul Semiconductor Co., Ltd.	South Korea	18,819	333
	Siliconware Precision Industries Co.	Taiwan	2,026,000	1,990
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,391,290	3,152
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	32,143	367
	Totvs SA	Brazil	23,700	403
	VTech Holdings, Ltd.	Hong Kong	90,300	829

	Total			18,486

	Materials (9.8%)
	Anhui Conch Cement Co., Ltd. - Class H	China	256,000	696
	Chugoku Marine Paints, Ltd.	Japan	125,000	910
	Companhia Siderurgica Nacional SA, ADR	Brazil	43,340	344
	Corporacion Moctezuma SAB de CV	Mexico	183,100	356
	Duratex SA	Brazil	74,343	340

Foreign Common Stocks (99.1%)	Country	Shares/ $ Par	Value $ (000’s)

Materials continued
Formosa Plastics Corp.	Taiwan	217,000	574
Gerdau SA, ADR	Brazil	47,230	337
Gold Fields, Ltd.	South Africa	55,953	860
Grupo Mexico SAB de CV - Series B	Mexico	190,180	450
Maanshan Iron and Steel Co., Ltd. - Class H	China	962,000	210
Magnitogorsk Iron & Steel Works	Russia	61,450	294
Mexichem SAB de CV	Mexico	134,200	403
Mining and Metallurgical Co. Norilsk Nickel, ADR	Russia	53,900	1,159
MOIL, Ltd.	India	87,212	497
POSCO	South Korea	1,786	549
Steel Authority of India, Ltd.	India	422,916	913
Suzano Papel e Celulose SA	Brazil	875	4
Ternium SA, ADR	Luxembourg	22,790	475
Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	700	4
Vale SA, ADR	Brazil	106,747	2,434

Total			11,809

Telecommunication Services (8.2%)
America Movil SAB de CV - Series L, ADR	Mexico	76,810	1,696
China Mobile, Ltd.	Hong Kong	74,000	722
China Unicom Hong Kong, Ltd.	Hong Kong	292,000	597
China Unicom Hong Kong, Ltd., ADR	Hong Kong	96,501	1,969
Empresa Nacional de Telecomunicaciones SA	Chile	14,320	276
Mobile TeleSystems OAO, ADR	Russia	39,293	483
MTN Group, Ltd.	South Africa	133,853	2,190
PT XL Axiata Tbk	Indonesia	2,806,500	1,570
Tim Participacoes SA, ADR	Brazil	17,269	407

Total			9,910

Utilities (2.0%)
Aguas Andinas SA - Class A	Chile	900,998	477
CPFL Energia SA	Brazil	300	3
Eletropaulo Metropolitana SA	Brazil	22,760	344
Enersis SA, ADR	Chile	23,925	405
Manila Water Co., Inc.	Philippines	1,565,000	678
Tractebel Energia SA	Brazil	35,185	488

Total			2,395

Total Foreign Common Stocks
(Cost: $133,409)			119,323

Emerging Markets Equity Portfolio

Short-Term Investments (0.8%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Banks (0.8%)
Barclays US Funding LLC, 0.05%, 10/3/11	United States	988,000	988

Total Short-Term Investments
(Cost: $988)			988

Total Investments (99.9%)
(Cost: $134,397)(a)			120,311

Other Assets, Less
Liabilities (0.1%)			133

Net Assets (100.0%)			120,444

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $134,397 and the net unrealized depreciation of investments based on that cost was $14,086 which is comprised of $7,485 aggregate gross unrealized appreciation and $21,571 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Brazil	16.5%
South Korea	11.4%
Hong Kong	9.9%
India	8.5%
Taiwan	7.7%
China	7.7%
South Africa	7.0%
Mexico	5.3%
Other	25.9%
Total	99.9%

(l)	As of September 30, 2011 portfolio securities with an aggregate value of $75,872 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$3,381	$14,198	$-
Consumer Staples	3,030	6,148	-
Energy	5,037	7,331	-
Financials	9,874	20,606	-
Health Care	2,659	453	-
Industrials	1,694	2,312	-
Information Technology	4,628	13,858	-
Materials	6,600	5,209	-
Telecommunication Services	4,831	5,079	-
Utilities	1,717	678	-
Short-Term Investments	-	988	-
Other Financial Instruments^	-	-	-
Total	$43,451	$76,860	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

Money Market Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

Money Market Investments (98.7%)	Shares/ $ Par	Value $ (000’s)

Autos (11.6%)
American Honda Finance Corp., 0.13%, 10/11/11	6,000,000	6,000
American Honda Finance Corp., 0.465%, 6/29/12 144A	3,500,000	3,500
American Honda Finance Corp., 0.608%, 9/26/12 144A	10,000,000	10,000
Fcar Owner Trust I, 0.20%, 10/25/11	10,000,000	9,999
Fcar Owner Trust I, 0.27%, 12/2/11	9,500,000	9,495
Toyota Motor Credit Corp., 0.24%, 10/31/11	2,000,000	2,000
Toyota Motor Credit Corp., 0.26%, 11/21/11	10,500,000	10,496
Toyota Motor Credit Corp., 0.26%, 12/13/11	7,000,000	6,996

Total		58,486

Commercial Banks Non-US (13.5%)
Barclays US Funding LLC, 0.07%, 10/3/11	19,500,000	19,500
HSBC Finance Corp., 0.10%, 10/7/11	11,900,000	11,900
Rabobank Nederland, 0.453%, 1/26/12 144A	10,000,000	10,006
Rabobank USA Financial Corp., 0.25%, 11/7/11	9,500,000	9,498
Royal Bank of Canada, 0.09%, 11/29/11	17,000,000	16,997

Total		67,901

Commercial Banks US (10.7%)
The Goldman Sachs Group, Inc., 0.35%, 1/3/12	2,500,000	2,497
The Goldman Sachs Group, Inc., 0.449%, 2/6/12	8,000,000	8,001
The Goldman Sachs Group, Inc., 0.65%, 5/25/12	9,000,000	9,000
Merrill Lynch & Co., 0.454%, 11/1/11	11,000,000	11,001
Morgan Stanley, 0.496%, 1/9/12	17,000,000	17,000
Wells Fargo & Co., 0.343%, 1/24/12	6,500,000	6,500

Total		53,999

Consumer Products/Retailing (3.9%)
eBay, Inc., 0.13%, 11/9/11	8,500,000	8,499
eBay, Inc., 0.14%, 12/7/11	11,000,000	10,997

Total		19,496

Money Market Investments (98.7%)	Shares/ $ Par	Value $ (000’s)

Finance Services (7.7%)
Alpine Securitization Corp., 0.18%, 10/24/11	4,200,000	4,200
Alpine Securitization Corp., 0.19%, 10/6/11	10,000,000	10,000
Alpine Securitization Corp., 0.19%, 10/19/11	5,300,000	5,299
Govco LLC, 0.18%, 10/12/11	9,000,000	9,000
Govco LLC, 0.25%, 11/7/11	10,200,000	10,197

Total		38,696

Government (23.0%)
US Treasury, 0.75%, 11/30/11	30,000,000	30,033
US Treasury, 1.00%, 10/31/11	25,000,000	25,018
US Treasury, 1.75%, 11/15/11	30,000,000	30,063
US Treasury, 4.50%, 4/30/12	30,000,000	30,768

Total		115,882

Information Technology (3.4%)
Google, Inc., 0.06%, 10/12/11	10,000,000	10,000
Google, Inc., 0.06%, 10/21/11	7,000,000	7,000

Total		17,000

Machinery (1.6%)
Deere & Co., 0.07%, 10/27/11	8,000,000	8,000

Total		8,000

Miscellaneous Business Credit Institutions (3.9%)
General Electric Co., 0.14%, 12/28/11	19,500,000	19,493

Total		19,493

Personal Credit Institutions (9.5%)
Chariot Funding LLC, 0.15%, 10/20/11	3,000,000	3,000
Chariot Funding LLC, 0.15%, 10/24/11	6,000,000	5,999
Old Line Funding LLC, 0.17%, 10/5/11	7,000,000	7,000
Old Line Funding LLC, 0.18%, 10/18/11	5,000,000	4,999
Old Line Funding LLC, 0.19%, 11/3/11	7,500,000	7,499
Straight-A Funding LLC, 0.12%, 10/14/11	6,000,000	6,000
Straight-A Funding LLC, 0.14%, 10/4/11	8,500,000	8,500
Straight-A Funding LLC, 0.14%, 11/23/11	5,000,000	4,999

Total		47,996

Money Market Investments (98.7%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (9.9%)
Atlantic Asset Securitization LLC, 0.45%, 10/5/11	20,000,000	19,999
Falcon Asset Securitization Co. LLC, 0.12%, 10/3/11	8,000,000	8,000
Falcon Asset Securitization Co. LLC, 0.13%, 10/3/11	2,300,000	2,300
Sheffield Receivables Corp., 0.19%, 10/17/11	9,000,000	8,999
Sheffield Receivables Corp., 0.22%, 11/10/11	6,000,000	5,998
Sheffield Receivables Corp., 0.25%, 10/13/11	4,500,000	4,500

Total		49,796

Total Money Market Investments
(Cost: $496,745)		496,745

Total Investments (98.7%)
(Cost: $496,745)		496,745

Other Assets, Less
Liabilities (1.3%)		6,556

Net Assets (100.0%)		503,301

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011 the value of these securities (in thousands) was $23,506 representing 4.7% of the net assets.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$115,882	$-
Corporate Bonds	-	75,008	-
Commercial Paper	-	305,855	-
Other Financial Instruments^	-	-	-
Total	$-	$496,745	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

Short-Term Bond Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

Corporate Bonds (34.3%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.4%)
Boeing Capital Corp., 5.80%, 1/15/13	80,000	85
The Boeing Co., 1.875%, 11/20/12	170,000	172
General Dynamics Corp., 5.25%, 2/1/14	135,000	148
Northrop Grumman Corp., 1.85%, 11/15/15	250,000	249

Total		654

Auto Manufacturing (1.8%)
American Honda Finance Corp., 2.375%, 3/18/13 144A	50,000	51
American Honda Finance Corp., 2.50%, 9/21/15 144A	750,000	758
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	500,000	488
FUEL Trust, 4.207%, 4/15/16 144A	400,000	398
PACCAR Financial Corp., 1.95%, 12/17/12	155,000	157
PACCAR, Inc., 6.875%, 2/15/14	45,000	51
Toyota Motor Credit Corp., 2.00%, 9/15/16	400,000	398
Toyota Motor Credit Corp., 3.20%, 6/17/15	200,000	210
Volkswagen International Finance NV, 1.625%, 8/12/13 144A	300,000	301

Total		2,812

Banking (11.5%)
ANZ National Int’l, Ltd./London, 2.375%, 12/21/12 144A	165,000	166
The Bank of New York Mellon Corp., 2.95%, 6/18/15	250,000	260
Bank of Nova Scotia, 3.40%, 1/22/15	250,000	263
Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, 1/22/15 144A	125,000	133
Barclays Bank PLC, 2.50%, 9/21/15 144A	750,000	744
BB&T Corp., 2.05%, 4/28/14	250,000	253
BB&T Corp., 3.20%, 3/15/16	230,000	235

Corporate Bonds (34.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
BB&T Corp., 3.375%, 9/25/13	240,000	249
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	800,000	777
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	100,000	101
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	600,000	625
Cie de Financement Foncier, 2.50%, 9/16/15 144A	500,000	494
Citigroup, Inc., 3.953%, 6/15/16	250,000	249
Citigroup, Inc., 6.50%, 8/19/13	200,000	210
Commonwealth Bank of Australia, 2.50%, 12/10/12 144A	1,000,000	1,022
DnB NOR Boligkreditt, 2.10%, 10/14/15 144A	600,000	607
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	500,000	518
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	1,021
Fifth Third Bancorp, 3.625%, 1/25/16	270,000	275
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	180,000	175
HSBC Bank PLC, 1.625%, 8/12/13 144A	450,000	447
HSBC Bank PLC, 3.10%, 5/24/16 144A	270,000	268
Jefferies Group, Inc., 3.875%, 11/9/15	215,000	210
JPMorgan Chase & Co., 4.75%, 2/15/51	650,000	683
Morgan Stanley, 3.80%, 4/29/16	250,000	231
National Australia Bank, Ltd., 2.75%, 9/28/15 144A	250,000	253
Nationwide Building Society, 2.50%, 8/17/12 144A	1,200,000	1,219
Nordea Bank AB, 3.70%, 11/13/14 144A	250,000	254
PNC Funding Corp., 2.70%, 9/19/16	145,000	145
Regions Financial Corp., 4.875%, 4/26/13	100,000	98
Royal Bank of Canada, 2.30%, 7/20/16	150,000	152

Corporate Bonds (34.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Royal Bank of Scotland PLC, 3.40%, 8/23/13	350,000	348
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	250,000	232
Sparebank 1 Boligkreditt AS, 2.625%, 5/27/16 144A	550,000	562
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	268
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	164
State Street Corp., 2.875%, 3/7/16	650,000	664
SunTrust Banks, Inc., 3.60%, 4/15/16	240,000	243
Swedbank AB, 2.90%, 1/14/13 144A	1,000,000	1,031
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	625,000	644
U.S. Bancorp, 3.442%, 2/1/16	450,000	457
Union Bank NA, 2.125%, 12/16/13	250,000	252
Wells Fargo & Co., 3.676%, 6/15/16	650,000	676
Westpac Banking Corp., 3.00%, 8/4/15	100,000	102

Total		17,980

Beverage/Bottling (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	250,000	255
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 4/15/15	250,000	268
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	170,000	173

Total		696

Cable/Media/Broadcasting/Satellite (0.7%)
Comcast Corp., 4.95%, 6/15/16	250,000	277
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	285,000	294
Discovery Communications LLC, 3.70%, 6/1/15	180,000	189
Time Warner, Inc., 3.15%, 7/15/15	135,000	140

Short-Term Bond Portfolio

Corporate Bonds (34.3%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Viacom, Inc., 4.375%, 9/15/14	250,000	267

Total		1,167

Conglomerate/Diversified Manufacturing (0.7%)
E. I. du Pont de Nemours & Co., 1.95%, 1/15/16	475,000	479
United Technologies Corp., 4.875%, 5/1/15	500,000	561

Total		1,040

Consumer Products (0.2%)
Unilever Capital Corp., 2.75%, 2/10/16	250,000	264

Total		264

Electric Utilities (2.5%)
CenterPoint Energy Houston Electric LLC, 5.75%, 1/15/14	224,000	245
CenterPoint Energy Houston Electric LLC, 7.00%, 3/1/14	95,000	107
Commonwealth Edison Co., 1.625%, 1/15/14	120,000	121
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	261
Consumers Energy Co., 5.50%, 8/15/16	500,000	571
Entergy Arkansas, Inc., 5.40%, 8/1/13	250,000	267
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	503
Exelon Corp., 4.90%, 6/15/15	250,000	271
Georgia Power Co., 3.00%, 4/15/16	200,000	209
NextEra Energy Capital Holding, Inc., 2.60%, 9/1/15	500,000	507
Pacific Gas & Electric Co., 4.80%, 3/1/14	250,000	270
PacifiCorp, 5.45%, 9/15/13	250,000	269
PSEG Power LLC, 2.50%, 4/15/13	100,000	101
Southern California Edison Co., 5.75%, 3/15/14	250,000	277

Total		3,979

Electronics (0.6%)
Broadcom Corp., 2.375%, 11/1/15 144A	400,000	403
Hewlett-Packard Co., 2.65%, 6/1/16	350,000	350

Corporate Bonds (34.3%)	Shares/ $ Par	Value $ (000’s)

Electronics continued
International Business Machines Corp., 1.95%, 7/22/16	265,000	267

Total		1,020

Food Processors (0.8%)
ConAgra Foods, Inc., 5.875%, 4/15/14	250,000	271
General Mills, Inc., 1.55%, 5/16/14	60,000	61
H.J. Heinz Co., 5.35%, 7/15/13	250,000	269
Kraft Foods, Inc., 4.125%, 2/9/16	400,000	426
Kraft Foods, Inc., 5.625%, 11/1/11	20,000	20
Kraft Foods, Inc., 6.25%, 6/1/12	35,000	36
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	210

Total		1,293

Gas Pipelines (1.0%)
DCP Midstream Operating LP, 3.25%, 10/1/15	270,000	271
Enterprise Products Operating LLC, 3.20%, 2/1/16	200,000	204
Enterprise Products Operating LLC, 5.60%, 10/15/14	250,000	274
ONEOK Partners LP, 3.25%, 2/1/16	230,000	234
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	189
Spectra Energy Capital LLC, 5.90%, 9/15/13	200,000	214
Spectra Energy Partners LP, 2.95%, 6/15/16	180,000	179

Total		1,565

Health Care/Pharmaceuticals (1.1%)
Baxter International, Inc., 1.80%, 3/15/13	50,000	51
Express Scripts, Inc., 3.125%, 5/15/16	60,000	60
Life Technologies Corp., 3.375%, 3/1/13	105,000	108
McKesson Corp., 3.25%, 3/1/16	110,000	116
Medtronic, Inc., 3.00%, 3/15/15	250,000	265
Novartis Capital Corp., 2.90%, 4/24/15	250,000	264
Sanofi-Aventis SA, 1.625%, 3/28/14	400,000	407
Stryker Corp., 3.00%, 1/15/15	135,000	142

Corporate Bonds (34.3%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	250,000	265

Total		1,678

Independent Finance (0.4%)
General Electric Capital Corp., 5.25%, 10/19/12	25,000	26
Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	345,000	349
International Lease Finance Corp., 5.75%, 5/15/16	165,000	147
Nissan Motor Acceptance Corp., 3.25%, 1/30/13 144A	65,000	66
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	32

Total		620

Information/Data Technology (0.5%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	263
Microsoft Corp., 2.50%, 2/8/16	325,000	341
Xerox Corp., 4.25%, 2/15/15	250,000	264

Total		868

Life Insurance (0.6%)
American International Group, Inc., 3.65%, 1/15/14	115,000	112
Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	250,000	253
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	258
Prudential Financial, Inc., 4.75%, 9/17/15	250,000	261

Total		884

Machinery (0.3%)
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	207
John Deere Capital Corp., 1.60%, 3/3/14	320,000	323

Total		530

Metals/Mining (1.8%)
Anglo American Capital PLC, 2.15%, 9/27/13 144A	300,000	299
ArcelorMittal, 5.375%, 6/1/13	250,000	255

Short-Term Bond Portfolio

	Corporate Bonds (34.3%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining continued
	Barrick Gold Corp., 2.90%, 5/30/16	500,000	506
	Rio Tinto Finance USA, Ltd., 2.50%, 5/20/16	240,000	243
	Steel Dynamics, Inc., 7.375%, 11/1/12	250,000	256
	Teck Resources, Ltd., 3.15%, 1/15/17	165,000	166
	Teck Resources, Ltd., 10.75%, 5/15/19	450,000	559
	Vale Overseas, Ltd., 6.25%, 1/11/16	500,000	541

	Total		2,825

	Oil and Gas (1.8%)
	BP Capital Markets PLC, 3.125%, 10/1/15	385,000	398
	Cenovus Energy, Inc., 4.50%, 9/15/14	250,000	270
	Encana Corp., 4.75%, 10/15/13	250,000	265
	EnCana Holdings Finance Corp., 5.80%, 5/1/14	250,000	274
	Ensco PLC, 3.25%, 3/15/16	400,000	406
	EOG Resources, Inc., 2.95%, 6/1/15	450,000	472
	Marathon Petroleum Corp., 3.50%, 3/1/16 144A	100,000	103
	Shell International Finance BV, 3.10%, 6/28/15	160,000	170
	Shell International Finance BV, 3.25%, 9/22/15	115,000	123
	XTO Energy, Inc., 4.90%, 2/1/14	250,000	273

	Total		2,754

	Other Finance (0.6%)
	American Express Credit Corp., 2.75%, 9/15/15	200,000	201
	American Express Credit Corp., 5.125%, 8/25/14	215,000	233
	USAA Capital Corp., 2.24%, 3/30/12	500,000	504

	Total		938

	Other Holdings (2.5%)
(f)	Australia Treasury Bill, 0.00%, 12/16/11	525,000	503
(f)	Canadian Treasury Bill, 0.00%, 12/22/11	1,715,000	1,634
(f)	Mexico Cetes, 0.00%, 10/20/11	202,000,000	1,453
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	300,000	155

	Corporate Bonds (34.3%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings continued
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	250,000	134

	Total		3,879

	Other Services (0.1%)
	Waste Management, Inc., 2.60%, 9/1/16	200,000	201

	Total		201

	Property and Casualty Insurance (0.5%)
	ACE INA Holdings, Inc., 2.60%, 11/23/15	450,000	455
	The Allstate Corp., 6.20%, 5/16/14	315,000	352

	Total		807

	Real Estate Investment Trusts (1.6%)
	ERP Operating LP, 5.125%, 3/15/16	225,000	241
	ERP Operating LP, 6.584%, 4/13/15	275,000	304
	HCP, Inc., 3.75%, 2/1/16	225,000	222
	Health Care REIT, Inc., 3.625%, 3/15/16	290,000	283
	Simon Property Group LP, 6.75%, 5/15/14	250,000	279
	Vornado Realty LP, 4.25%, 4/1/15	235,000	244
	WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	350,000	391
	World Financial Properties Tower B Corp., 6.91%, 9/1/13 144A	409,537	427
	WT Finance Aust Pty, 5.125%, 11/15/14 144A	100,000	105

	Total		2,496

	Retail Stores (0.3%)
	Lowe’s Cos., 5.00%, 10/15/15	250,000	282
	Nordstrom, Inc., 6.75%, 6/1/14	145,000	164

	Total		446

	Telecommunications (1.3%)
	America Movil SAB de CV, 2.375%, 9/8/16	75,000	72
	America Movil SAB de CV, 3.625%, 3/30/15	140,000	145
	AT&T, Inc., 2.40%, 8/15/16	500,000	505
	France Telecom SA, 4.375%, 7/8/14	250,000	267
	Rogers Communications, Inc., 6.375%, 3/1/14	450,000	499

	Corporate Bonds (34.3%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Telecom Italia Capital SA, 4.95%, 9/30/14	250,000	241
	Telefonica Emisiones SAU, 2.582%, 4/26/13	50,000	48
	Telefonica Emisiones SAU, 5.855%, 2/4/13	200,000	204

	Total		1,981

	Vehicle Parts (0.3%)
	Johnson Controls, Inc., 1.75%, 3/1/14	410,000	413

	Total		413

	Total Corporate Bonds
	(Cost: $53,517)		53,790

	Governments (43.3%)

	Governments (43.3%)
	Federal Home Loan Bank, 1.625%, 3/20/13	5,000,000	5,093
(e)	Federal Home Loan Bank, 2.00%, 1/27/23	275,000	276
(e)	Federal Home Loan Mortgage Corp., 1.25%, 8/25/16	750,000	751
	Federal National Mortgage Association, 3.875%, 7/12/13	5,000,000	5,309
	US Treasury, 0.125%, 8/31/13	1,400,000	1,396
	US Treasury, 0.125%, 9/30/13	55,000	55
	US Treasury, 0.25%, 9/15/14	263,000	262
(k)	US Treasury, 0.375%, 7/31/13	5,265,000	5,276
(b)	US Treasury, 0.50%, 5/31/13	2,235,000	2,244
(b)	US Treasury, 0.625%, 2/28/13	5,980,000	6,014
	US Treasury, 0.75%, 6/15/14	1,780,000	1,797
(b)	US Treasury, 1.00%, 5/15/14	4,250,000	4,316
	US Treasury, 1.00%, 8/31/16	189,000	189
(b)	US Treasury, 1.25%, 2/15/14	32,680,000	33,364
	US Treasury, 1.375%, 1/15/13	1,000,000	1,015
	US Treasury, 2.125%, 8/15/21	390,000	397

	Total Governments
	(Cost: $66,530)		67,754

Short-Term Bond Portfolio

Municipal Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.1%)
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	206

Total Municipal Bonds
(Cost: $195)		206

Structured Products (19.6%)

Structured Products (19.6%)
Bear Stears Commercial Mortgage Securities, Inc., Series 2007-PW17, Class AAB, 5.703%, 6/11/50	750,000	795
Chrysler Financial Auto Securitization Trust, Series 2008-B, Class B, 6.54%, 11/10/14 144A	750,000	771
Commercial Mortgage Pass-Through Certificate, Series 2001-J2A, Class C, 6.586%, 7/16/34	993,090	1,086
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	668,964	659
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.683%, 8/25/20 IO	2,534,937	235
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	2,188,754	2,225
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	30,889	33
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	61,548	65
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	247,778	268
Federal Home Loan Mortgage Corp., 5.00%, 8/1/40	2,619,220	2,815
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	1,254,316	1,358
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	263,488	294
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	266,282	307

Structured Products (19.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2010-95, Class Bk, 1.50%, 2/25/20	2,426,930	2,446
Federal National Mortgage Association, 5.00%, 5/1/20	689,623	746
Federal National Mortgage Association, 6.00%, 8/1/22	564,701	615
Federal National Mortgage Association, 6.50%, 8/1/37	776,667	861
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	928,000	999
GE Equipment Transportation LLC, Series 2011-1, Class A2, 0.77%, 10/21/13	1,000,000	1,000
GMAC Mortgage Corp. Loan Trust, Series 2010-1, Class A, 4.25%, 7/25/40 144A	34,684	35
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.158%, 1/12/39 144A	1,082,323	1,113
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A3, 4.719%, 1/15/38	1,490,000	1,567
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	1,000,000	1,067
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	19,165	19
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	425,000	452
Lehman Large Loan, Series 1997-LLI, Class E, 7.30%, 10/12/34	1,000,000	1,000
Louisiana Public Facilities Authority, 5.75%, 2/1/19	75,000	84
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	75,120	78

	Structured Products (19.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A4, 5.619%, 7/12/34	813,727	824
	Steiner Properties LLC, Series 1997-1, Class A, 7.482%, 3/31/12 144A	54,532	55
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A2B, 0.335%, 3/25/37	898,028	880
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.365%, 6/25/37	1,400,406	1,354
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.365%, 6/25/37	413,276	399
	USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	725,782	732
	Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	1,000,000	1,038
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	62,722	63
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-3, Class A, 4.75%, 4/25/19	2,384,969	2,429

	Total Structured Products
	(Cost: $30,282)		30,767

	Short-Term Investments (2.2%)

	Federal Government & Agencies (0.5%)
(b)	Federal Home Loan Bank, 0.05%, 10/7/11	700,000	700

	Total		700

	Gas Pipelines (0.5%)
(b)	Kinder Morgan Energy Partners LP, 0.30%, 10/5/11	700,000	700

	Total		700

	Health Care/Pharmaceuticals (0.6%)
(b)	Thermo Fisher Scientific, Inc., 0.26%, 10/11/11	1,000,000	1,000

	Total		1,000

Short-Term Bond Portfolio

	Short-Term Investments (2.2%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas (0.6%)
(b)	Devon Energy Corp., 0.23%, 10/12/11	1,000,000	1,000

	Total		1,000

	Total Short-Term Investments
	(Cost: $3,400)		3,400

	Total Investments (99.5%)
	(Cost: $153,924)(a)		155,917

	Other Assets, Less
	Liabilities (0.5%)		780

	Net Assets (100.0%)		156,697

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011 the value of these securities (in thousands) was $19,094 representing 12.2% of the net assets.

IO — Interest Only Security

GO — General Obligation

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $153,924 and the net unrealized appreciation of investments based on that cost was $1,993 which is comprised of $2,763 aggregate gross unrealized appreciation and $770 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2011, $22,702)	185	12/11	$42
US Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2011, $417)	3	12/11	11
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2011, $8,240)	64	12/11	(87)
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2011, $17,854)	81	12/11	(18)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated.

(h)	Forward foreign currency contracts outstanding on September 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	260	11/11	$24	$-	$24
Buy	Barclays Bank PLC	BRL	160	11/11	-	(11)	(11)
Sell	Barclays Bank PLC	BRL	537	11/11	51	-	51
Sell	Barclays Bank PLC	MXN	7,350	10/11	100	-	100

					$175	$(11)	$164

AUD — Australian Dollar

BRL — Brazilian Real

MXN — Mexican New Peso

(k)	Cash or Securities with an aggregate value of $5,276 (in thousands) have been pledged as collateral for short sales on September 30, 2011.

(o)	Short sales outstanding on September 30, 2011.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal Home Loan Mortgage Corp. TBA	4.50%	10/41	$90	$95	$95
Federal Home Loan Mortgage Corp. TBA	5.00%	10/38	2,620	2,808	2,809

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Short-Term Bond Portfolio

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$67,754	$-
Foreign Bonds	-	3,879	-
Municipal Bonds	-	206	-
Corporate Bonds	-	49,911	-
Structured Products	-	30,767	-
Short-Term Investments	-	3,400	-
Other Financial Instruments^
Futures	53	-	-
Forward Currency Contracts	-	175	-
Liabilities:
Other Financial Instruments^
Futures	(105)	-	-
Forward Currency Contracts	-	(11)	-
Short Sales	-	(2,904)	-
Total	$(52)	$153,177	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Select Bond Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.7%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	740,000	876
Boeing Capital Corp., 2.125%, 8/15/16	1,350,000	1,366
The Boeing Co., 1.875%, 11/20/12	510,000	515
Goodrich Corp., 4.875%, 3/1/20	250,000	282
L-3 Communications Corp., 5.20%, 10/15/19	1,535,000	1,620
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,161
Lockheed Martin Corp., 3.35%, 9/15/21	1,900,000	1,881
Lockheed Martin Corp., 6.15%, 9/1/36	235,000	285
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	614
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 144A	615,000	600
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 144A	650,000	559

Total		9,759

Auto Manufacturing (1.3%)
American Honda Finance Corp., 0.639%, 11/7/12 144A	8,000,000	8,010
American Honda Finance Corp., 2.60%, 9/20/16 144A	1,240,000	1,245
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	170,000	166
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	1,910,000	1,920
Daimler Finance North America LLC, 3.875%, 9/15/21 144A	860,000	839
Ford Motor Co., 7.45%, 7/16/31	1,180,000	1,332
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	2,060,000	1,990
Kia Motors Corp., 3.625%, 6/14/16 144A	390,000	388
PACCAR Financial Corp., 1.95%, 12/17/12	690,000	697
PACCAR, Inc., 6.875%, 2/15/14	140,000	159
Toyota Motor Credit Corp., 2.00%, 9/15/16	1,435,000	1,428

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Auto Manufacturing continued
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,075,000	1,084

Total		19,258

Banking (7.9%)
ABN Amro Bank NV, 2.023%, 1/30/14 144A	8,500,000	8,098
Bank of America Corp., 3.625%, 3/17/16	885,000	806
Bank of America Corp., 3.75%, 7/12/16	2,015,000	1,833
Bank of America Corp., 5.00%, 5/13/21	295,000	263
Bank of America Corp., 5.625%, 7/1/20	730,000	672
Bank of America Corp., 5.75%, 12/1/17	985,000	924
Bank of America Corp., 6.00%, 9/1/17	990,000	953
The Bank of New York Mellon Corp., 3.55%, 9/23/21	505,000	503
Barclays Bank PLC, 5.00%, 9/22/16	125,000	125
Barclays Bank PLC, 6.05%, 12/4/17 144A	170,000	156
BNP Paribas, 7.195%, 12/31/49 144A	200,000	153
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	9,400,000	9,132
Cie de Financement Foncier, 2.50%, 9/16/15 144A	3,000,000	2,962
Citigroup, Inc., 3.953%, 6/15/16	7,480,000	7,462
Citigroup, Inc., 5.375%, 8/9/20	595,000	616
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	577
Credit Agricole SA, 6.637%, 12/31/49 144A	220,000	127
Credit Suisse Guernsey, 5.86%, 12/31/49	85,000	67
Credit Suisse of New York, 4.375%, 8/5/20	2,280,000	2,206
Eksportfinans ASA, 2.00%, 9/15/15	6,000,000	6,124
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	2,985,000	2,906
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	120,000	124
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,515,000	1,558

	Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,155
	The Goldman Sachs Group, Inc., 6.25%, 9/1/17	65,000	68
	HSBC Bank PLC, 4.75%, 1/19/21 144A	30,000	31
	HSBC Holdings PLC, 5.10%, 4/5/21	875,000	901
	Jefferies Group, Inc., 5.125%, 4/13/18	1,760,000	1,648
	JPMorgan Chase & Co., 3.15%, 7/5/16	6,890,000	6,845
	JPMorgan Chase & Co., 4.35%, 8/15/21	2,235,000	2,259
	JPMorgan Chase & Co., 6.00%, 1/15/18	720,000	802
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	91
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	117
	Lloyds TSB Bank PLC, 2.603%, 1/24/14	5,000,000	4,867
	Lloyds TSB Bank PLC, 4.875%, 1/21/16	1,580,000	1,558
	Merrill Lynch & Co., 0.504%, 11/1/11	10,000,000	9,994
	Merrill Lynch & Co., 6.22%, 9/15/26	240,000	203
	Merrill Lynch & Co., 6.40%, 8/28/17	3,110,000	3,015
	Morgan Stanley, 2.875%, 7/28/14	1,100,000	1,048
	Morgan Stanley, 3.80%, 4/29/16	2,935,000	2,706
	Morgan Stanley, 5.75%, 1/25/21	595,000	547
	Morgan Stanley, 7.30%, 5/13/19	710,000	732
	Nationwide Building Society, 2.50%, 8/17/12 144A	5,575,000	5,665
	Nordea Bank AB, 4.875%, 1/27/20 144A	440,000	458
	The Northern Trust Co., 5.85%, 11/9/17	250,000	286
	PNC Funding Corp., 2.70%, 9/19/16	330,000	330
	PNC Funding Corp., 4.375%, 8/11/20	1,680,000	1,742
	Regions Financial Corp., 5.75%, 6/15/15	930,000	893
	The Royal Bank of Scotland PLC, 6.125%, 1/11/21	855,000	845

Select Bond Portfolio

	Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	620,000	575
	Standard Chartered PLC, 3.20%, 5/12/16 144A	960,000	952
	State Street Corp., 2.875%, 3/7/16	1,755,000	1,794
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	630
	Swedbank AB, 2.90%, 1/14/13 144A	3,000,000	3,092
	U.S. Bancorp, 3.442%, 2/1/16	1,065,000	1,081
	UBS Preferred Funding Trust V, 6.243%, 12/31/49	170,000	126
	Union Bank, 3.00%, 6/6/16	1,140,000	1,135
	USB Capital XIII Trust, 6.625%, 12/15/39	415,000	417
	Wachovia Corp., 5.75%, 2/1/18	280,000	315
(d)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	1
(d)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	1
	Wells Fargo & Co., 0.343%, 1/24/12	3,500,000	3,500
	Wells Fargo & Co., 3.676%, 6/15/16	1,510,000	1,571
	Wells Fargo & Co., 4.60%, 4/1/21	1,085,000	1,160
	Wells Fargo & Co., 7.98%, 12/31/49	250,000	258
	Westpac Banking Corp., 3.00%, 8/4/15	1,015,000	1,034

	Total		114,795

	Beverage/Bottling (0.8%)
	Anheuser-Busch Cos., Inc., 4.50%, 4/1/18	40,000	43
	Anheuser-Busch Cos., Inc., 5.75%, 4/1/36	200,000	242
	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,180,000	1,375
	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,260,000	1,902
	The Coca-Cola Co., 3.15%, 11/15/20	1,170,000	1,208
	Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,239
	Constellation Brands, Inc., 7.25%, 5/15/17	775,000	814
	Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	630,000	639
	PepsiCo, Inc., 3.125%, 11/1/20	1,590,000	1,630
	PepsiCo, Inc., 7.90%, 11/1/18	345,000	459

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
Pernod Ricard SA, 5.75%, 4/7/21 144A	2,140,000	2,346

Total		11,897

Cable/Media/Broadcasting/Satellite (1.6%)
Comcast Corp., 5.875%, 2/15/18	800,000	927
Comcast Corp., 6.95%, 8/15/37	500,000	599
DIRECTV Holdings LLC/DIRECTV Financing Co., 6.375%, 3/1/41	1,505,000	1,684
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	840,000	867
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 3/1/21	1,135,000	1,200
Discovery Communications LLC, 4.375%, 6/15/21	120,000	124
Discovery Communications LLC, 5.05%, 6/1/20	326,000	356
Discovery Communications LLC, 6.35%, 6/1/40	240,000	282
DISH DBS Corp., 6.75%, 6/1/21 144A	1,740,000	1,662
Historic TW, Inc., 6.625%, 5/15/29	880,000	1,010
Historic TW, Inc., 6.875%, 6/15/18	180,000	212
NBCUniversal Media LLC, 2.875%, 4/1/16	1,785,000	1,817
NBCUniversal Media LLC, 5.95%, 4/1/41	860,000	957
NBCUniversal Media LLC, 6.40%, 4/30/40	695,000	810
News America, Inc., 4.50%, 2/15/21	2,420,000	2,431
News America, Inc., 6.15%, 2/15/41	150,000	159
News America, Inc., 6.90%, 8/15/39	170,000	194
TCI Communications, Inc., 8.75%, 8/1/15	735,000	896
Time Warner Cable, Inc., 4.125%, 2/15/21	1,310,000	1,305
Time Warner Cable, Inc., 5.00%, 2/1/20	390,000	414
Time Warner Cable, Inc., 5.50%, 9/1/41	950,000	939
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	1,001
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	883
Time Warner, Inc., 4.70%, 1/15/21	280,000	293

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Time Warner, Inc., 4.75%, 3/29/21	1,160,000	1,218
Time Warner, Inc., 6.25%, 3/29/41	1,200,000	1,369

Total		23,609

Conglomerate/Diversified Manufacturing (0.2%)
The Dow Chemical Co., 4.25%, 11/15/20	1,505,000	1,513
The Dow Chemical Co., 7.60%, 5/15/14	770,000	875
Eastman Chemical Co., 7.25%, 1/15/24	110,000	135
Monsanto Co., 5.125%, 4/15/18	55,000	65

Total		2,588

Consumer Products (0.3%)
Fortune Brands, Inc., 5.375%, 1/15/16	269,000	297
The Procter & Gamble Co., 1.45%, 8/15/16	2,330,000	2,330
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	592
Unilever Capital Corp., 2.75%, 2/10/16	1,650,000	1,743

Total		4,962

Containers (0.1%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	615,000	554
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	670,000	623

Total		1,177

Electric Utilities (2.3%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	707
Alabama Power Co., 3.95%, 6/1/21	1,170,000	1,270
Ameren Corp., 8.875%, 5/15/14	350,000	396
Appalachian Power Co., 4.60%, 3/30/21	590,000	638
Arizona Public Service Co., 5.05%, 9/1/41	535,000	583
Arizona Public Service Co., 8.75%, 3/1/19	115,000	144
Bruce Mansfield Unit, 6.85%, 6/1/34	402,425	431
Carolina Power & Light, Co., 3.00%, 9/15/21	365,000	368
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	358
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	441

Select Bond Portfolio

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
CMS Energy Corp., 4.25%, 9/30/15	870,000	856
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	596
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	119
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	164
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	192
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,130
The Detroit Edison Co., 3.45%, 10/1/20	635,000	653
The Detroit Edison Co., 5.45%, 2/15/35	105,000	124
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16 144A	605,000	597
Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 144A	755,000	732
DTE Energy Co., 6.375%, 4/15/33	415,000	502
Duke Energy Corp., 6.25%, 6/15/18	50,000	60
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,180,000	1,255
Duke Energy Ohio, Inc., 2.10%, 6/15/13	485,000	494
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	684
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	513
FirstEnergy Corp., 7.375%, 11/15/31	845,000	1,042
FirstEnergy Solutions Corp., 6.05%, 8/15/21	375,000	415
IPALCO Enterprises, Inc., 5.00%, 5/1/18 144A	1,740,000	1,592
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	268,163	270
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	691
Nevada Power Co., 5.95%, 3/15/16	165,000	192
Nextera Energy, Inc., 4.50%, 6/1/21	1,105,000	1,169
NSTAR, 4.50%, 11/15/19	55,000	60
NV Energy, Inc., 6.25%, 11/15/20	535,000	559
Ohio Edison Co., 6.875%, 7/15/36	130,000	161
Ohio Power Co., 5.375%, 10/1/21	600,000	671
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,750,000	1,794
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	349
PacifiCorp., 3.85%, 6/15/21	1,170,000	1,250

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	227
PPL Electric Utilities Corp., 3.00%, 9/15/21	235,000	234
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	170
Public Service Co. of Colorado, 3.20%, 11/15/20	785,000	799
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	604
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	707
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,047
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	476
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	226
Sempra Energy, 6.15%, 6/15/18	215,000	253
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	333
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	1,144
Tampa Electric Co., 5.40%, 5/15/21	95,000	109
Tampa Electric Co., 6.10%, 5/15/18	1,420,000	1,713
Union Electric Co., 6.40%, 6/15/17	140,000	166
Union Electric Co., 6.70%, 2/1/19	195,000	240
Virginia Electric & Power Co., 3.45%, 9/1/22	945,000	969
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	71

Total		33,710

Electronics (0.3%)
Hewlett-Packard Co., 2.125%, 9/13/15	1,430,000	1,417
Hewlett-Packard Co., 3.00%, 9/15/16	910,000	918
Hewlett-Packard Co., 4.30%, 6/1/21	1,120,000	1,131
International Business Machines Corp., 2.00%, 1/5/16	980,000	994
Internationl Business Machines Corp., 1.95%, 7/22/16	540,000	545

Total		5,005

Food Processors (0.4%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	335,000	376
Kraft Foods, Inc., 6.125%, 2/1/18	1,015,000	1,191
Kraft Foods, Inc., 6.50%, 8/11/17	1,250,000	1,483
Kraft Foods, Inc., 6.50%, 2/9/40	1,555,000	1,901

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Food Processors continued
Mead Johnson Nutrition Co., 4.90%, 11/1/19	960,000	1,074

Total		6,025

Gas Pipelines (1.0%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	140
El Paso Corp., 7.00%, 6/15/17	420,000	470
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	180
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,815,000	1,818
Energy Transfer Partners LP, 4.65%, 6/1/21	1,660,000	1,576
Energy Transfer Partners LP, 6.70%, 7/1/18	440,000	493
Enterprise Products Operating LLC, 3.20%, 2/1/16	1,760,000	1,798
Kinder Morgan Energy Partners LP, 4.15%, 3/1/22	1,150,000	1,136
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	165,000	188
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	214
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	1,430,000	1,416
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	526
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	1,115,000	1,194
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	253
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	196
Spectra Energy Partners LP, 2.95%, 6/15/16	455,000	454
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	201
Williams Partners LP, 4.125%, 11/15/20	90,000	89
Williams Partners LP, 5.25%, 3/15/20	1,720,000	1,850

Total		14,192

Health Care/Pharmaceuticals (1.0%)
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 144A	295,000	296
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22 144A	525,000	526

Select Bond Portfolio

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Express Scripts, Inc., 3.125%, 5/15/16	220,000	222
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	570
HCA, Inc., 6.50%, 2/15/20	2,395,000	2,341
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,273
Medtronic, Inc., 2.625%, 3/15/16	910,000	944
Merck & Co., Inc., 3.875%, 1/15/21	1,145,000	1,245
Merck & Co., Inc., 4.75%, 3/1/15	500,000	562
Merck & Co., Inc., 5.75%, 11/15/36	250,000	315
Merck & Co., Inc., 6.40%, 3/1/28	125,000	164
Pfizer, Inc., 5.35%, 3/15/15	450,000	513
Roche Holdings, Inc., 6.00%, 3/1/19 144A	590,000	721
Sanofi-Aventis SA, 2.625%, 3/29/16	1,750,000	1,810
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,380,000	1,432
Wyeth, 5.50%, 2/15/16	35,000	40
Wyeth, 5.95%, 4/1/37	835,000	1,064

Total		14,038

Independent Finance (0.7%)
American International Group, Inc., 5.60%, 10/18/16	635,000	628
American International Group, Inc., 6.40%, 12/15/20	1,385,000	1,411
General Electric Capital Corp., 2.95%, 5/9/16	2,920,000	2,927
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	3,974
International Lease Finance Corp., 5.75%, 5/15/16	335,000	298
International Lease Finance Corp., 6.25%, 5/15/19	335,000	291
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,180,000	1,184

Total		10,713

Information/Data Technology (0.3%)
Oracle Corp., 3.875%, 7/15/20 144A	1,190,000	1,263
SAIC, Inc., 4.45%, 12/1/20 144A	590,000	640
SAIC, Inc., 5.95%, 12/1/40 144A	1,180,000	1,413
Xerox Corp., 4.25%, 2/15/15	400,000	423

Total		3,739

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Life Insurance (0.7%)
American International Group, Inc., 4.875%, 9/15/16	1,210,000	1,160
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,255
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	1,340,000	1,373
New York Life Global Funding, 2.45%, 7/14/16 144A	1,140,000	1,158
Prudential Financial, Inc., 3.625%, 9/17/12	170,000	173
Prudential Financial, Inc., 4.50%, 11/15/20	1,175,000	1,167
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	441
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	141
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	1,665,000	2,040
UnitedHealth Group, Inc., 4.70%, 2/15/21	595,000	657

Total		9,565

Machinery (0.1%)
Caterpillar, Inc., 3.90%, 5/27/21	805,000	868

Total		868

Metals/Mining (0.7%)
ArcelorMittal, 5.50%, 3/1/21	2,395,000	2,146
ArcelorMittal, 6.125%, 6/1/18	585,000	565
ArcelorMittal, 6.75%, 3/1/41	790,000	683
Barrick Gold Corp., 2.90%, 5/30/16	625,000	633
Barrick North America Finance LLC, 4.40%, 5/30/21	515,000	528
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	457
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	900,000	896
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	900,000	926
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	303
Teck Resources, Ltd., 4.75%, 1/15/22	850,000	865
Teck Resources, Ltd., 6.25%, 7/15/41	575,000	603
Teck Resources, Ltd., 10.75%, 5/15/19	395,000	491

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Metals/Mining continued
Vale Overseas, Ltd., 5.625%, 9/15/19	1,620,000	1,696

Total		10,792

Oil and Gas (2.2%)
Anadarko Petroleum Corp., 6.20%, 3/15/40	1,210,000	1,260
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,140,000	1,279
BP Capital Markets PLC, 4.50%, 10/1/20	295,000	320
BP Capital Markets PLC, 4.742%, 3/11/21	1,115,000	1,224
BP Capital Markets PLC, 4.75%, 3/10/19	1,936,000	2,139
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	595,000	679
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	158
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	307
Chesapeake Energy Corp., 6.125%, 2/15/21	1,128,000	1,136
ConocoPhillips, 6.00%, 1/15/20	2,345,000	2,871
EnCana Corp., 5.90%, 12/1/17	1,170,000	1,331
EnCana Corp., 6.50%, 8/15/34	490,000	552
EnCana Corp., 6.50%, 2/1/38	325,000	371
EnCana Corp., 6.625%, 8/15/37	945,000	1,091
Ensco PLC, 4.70%, 3/15/21	880,000	897
EOG Resources, Inc., 4.10%, 2/1/21	735,000	786
EOG Resources, Inc., 4.40%, 6/1/20	340,000	374
Hess Corp., 5.60%, 2/15/41	585,000	631
Husky Energy, Inc., 7.25%, 12/15/19	195,000	239
Marathon Oil Corp., 6.60%, 10/1/37	130,000	154
Nabors Industries, Inc., 4.625%, 9/15/21 144A	1,245,000	1,222
Nabors Industries, Inc., 6.15%, 2/15/18	960,000	1,070
Newfield Exploration Co., 6.875%, 2/1/20	1,770,000	1,823
Nexen, Inc., 5.875%, 3/10/35	1,170,000	1,144
Noble Energy, Inc., 6.00%, 3/1/41	425,000	475
Occidental Petroleum Corp., 4.125%, 6/1/16	385,000	428
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	215

Select Bond Portfolio

	Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Petro-Canada, 5.95%, 5/15/35	580,000	630
	Petro-Canada, 6.05%, 5/15/18	480,000	558
	Range Resources Corp., 5.75%, 6/1/21	640,000	664
	Shell International Finance BV, 4.30%, 9/22/19	2,303,000	2,587
	Suncor Energy, Inc., 6.85%, 6/1/39	210,000	255
	Talisman Energy, Inc., 3.75%, 2/1/21	1,055,000	1,024
	Total Capital SA, 4.45%, 6/24/20	1,440,000	1,610
	Valero Energy Corp., 6.125%, 2/1/20	585,000	649
	Valero Energy Corp., 6.625%, 6/15/37	590,000	634

	Total		32,787

	Other Finance (0.5%)
	American Express Co., 6.15%, 8/28/17	875,000	1,000
	American Express Credit Corp., 2.80%, 9/19/16	1,210,000	1,204
	American Express Credit Corp., 5.125%, 8/25/14	965,000	1,044
	CVS Pass-Through Trust, 6.036%, 12/10/28	848,553	893
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	870,000	871
	SLM Corp., 6.25%, 1/25/16	780,000	766
	SLM Corp., 8.00%, 3/25/20	570,000	563
	USAA Capital Corp., 2.24%, 3/30/12	1,370,000	1,382

	Total		7,723

	Other Holdings (2.7%)
(f)	Australia Treasury Bill, 0.00%, 12/16/11	6,490,000	6,220
(f)	Canadian Treasury Bill, 0.00%, 12/22/11	16,855,000	16,055
(f)	Mexico Cetes, 0.00%, 10/20/11	1,720,500,000	12,376
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	5,650,000	2,930
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	3,665,000	1,959

	Total		39,540

	Other Services (0.3%)
	American Tower Corp., 4.625%, 4/1/15	295,000	313
	American Tower Corp., 7.00%, 10/15/17	300,000	339
	Republic Services, Inc., 3.80%, 5/15/18	1,490,000	1,549
	Republic Services, Inc., 5.25%, 11/15/21	515,000	577
	Waste Management, Inc., 2.60%, 9/1/16	280,000	281

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Other Services continued
Waste Management, Inc., 4.60%, 3/1/21	655,000	703

Total		3,762

Paper and Forest Products (0.2%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	900,000	916
International Paper Co., 7.30%, 11/15/39	1,500,000	1,685

Total		2,601

Railroads (0.2%)
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	585,000	595
Canadian National Railway Co., 5.85%, 11/15/17	120,000	143
CSX Corp., 5.60%, 5/1/17	725,000	827
Norfolk Southern Corp., 5.64%, 5/17/29	1,135,000	1,342

Total		2,907

Real Estate Investment Trusts (0.9%)
AvalonBay Communities, Inc., 3.95%, 1/15/21	970,000	974
BRE Properties, Inc., 5.20%, 3/15/21	810,000	847
BRE Properties, Inc., 5.50%, 3/15/17	360,000	388
Colonial Realty LP, 6.05%, 9/1/16	255,000	265
Developers Diversified Realty Corp., 4.75%, 4/15/18	2,050,000	1,870
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,075
ERP Operating LP, 5.125%, 3/15/16	555,000	595
ERP Operating LP, 5.75%, 6/15/17	570,000	637
HCP, Inc., 3.75%, 2/1/16	520,000	514
HCP, Inc., 5.375%, 2/1/21	455,000	456
HCP, Inc., 6.00%, 1/30/17	290,000	305
HCP, Inc., 6.70%, 1/30/18	170,000	184
Health Care REIT, Inc., 3.625%, 3/15/16	440,000	429
Simon Property Group LP, 4.375%, 3/1/21	605,000	615
Simon Property Group LP, 5.65%, 2/1/20	1,190,000	1,305
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	1,405,000	1,349
Vornado Realty LP, 4.25%, 4/1/15	750,000	778
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	348
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	85,000	95

Total		13,029

Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

Restaurants (0.1%)
Darden Restaurants, Inc., 6.20%, 10/15/17	540,000	628
Yum! Brands, Inc., 3.75%, 11/1/21	630,000	632

Total		1,260

Retail Food and Drug (0.4%)
CVS Caremark Corp., 5.75%, 5/15/41	905,000	1,014
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,796
Delhaize Group, 6.50%, 6/15/17	570,000	666
The Kroger Co., 7.50%, 4/1/31	735,000	983
Safeway, Inc., 6.35%, 8/15/17	1,770,000	2,048

Total		6,507

Retail Stores (0.8%)
The Home Depot, Inc., 4.40%, 4/1/21	450,000	489
The Home Depot, Inc., 5.40%, 3/1/16	250,000	283
The Home Depot, Inc., 5.875%, 12/16/36	585,000	681
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	1,640,000	1,800
Macy’s Retail Holdings, Inc., 6.375%, 3/15/37	230,000	252
Nordstrom, Inc., 6.25%, 1/15/18	330,000	391
Nordstrom, Inc., 7.00%, 1/15/38	225,000	299
QVC, Inc., 7.125%, 4/15/17 144A	1,555,000	1,625
Target Corp., 6.50%, 10/15/37	405,000	529
Wal-Mart Stores, Inc., 2.80%, 4/15/16	450,000	475
Wal-Mart Stores, Inc., 3.25%, 10/25/20	735,000	761
Wal-Mart Stores, Inc., 3.625%, 7/8/20	390,000	417
Wal-Mart Stores, Inc., 4.25%, 4/15/21	450,000	504
Wal-Mart Stores, Inc., 4.875%, 7/8/40	860,000	953
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,480,000	1,823

Total		11,282

Telecommunications (1.7%)
America Movil SAB de CV, 2.375%, 9/8/16	705,000	682
America Movil SAB de CV, 5.00%, 3/30/20	1,525,000	1,610
AT&T Corp., 8.00%, 11/15/31	1,470,000	2,051
AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	2,017
AT&T, Inc., 2.40%, 8/15/16	2,260,000	2,281

Select Bond Portfolio

	Corporate Bonds (30.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	AT&T, Inc., 2.95%, 5/15/16	1,310,000	1,352
	AT&T, Inc., 5.55%, 8/15/41	2,260,000	2,433
	CenturyLink, Inc., 5.15%, 6/15/17	665,000	624
	Deutsche Telekom International Finance BV, 3.125%, 4/11/16 144A	2,040,000	2,030
	Frontier Communications Corp., 8.50%, 4/15/20	775,000	752
	Qwest Corp., 6.50%, 6/1/17	920,000	950
	Qwest Corp., 8.375%, 5/1/16	155,000	170
	Rogers Communications, Inc., 6.375%, 3/1/14	625,000	694
	Telefonica Emisiones SAU, 3.729%, 4/27/15	855,000	816
	Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	3,680
	Verizon Communications, Inc., 6.25%, 4/1/37	425,000	509
	Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,419
	Vodafone Group PLC, 5.375%, 1/30/15	40,000	44
	Windstream Corp., 7.75%, 10/15/20	890,000	868

	Total		24,982

	Tobacco (0.3%)
	Lorillard Tobacco Co., 7.00%, 8/4/41	2,330,000	2,473
	Philip Morris International, Inc., 2.50%, 5/16/16	1,160,000	1,196

	Total		3,669

	Total Corporate Bonds
	(Cost: $439,206)		446,741

	Governments (10.6%)

	Governments (10.6%)
	Federal Home Loan Bank, 2.00%, 1/27/23	2,775,000	2,784
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,435
	Overseas Private Investment Corp., 4.10%, 11/15/14	1,010,160	1,063
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,786
	US Department of Housing & Urban Development, 6.08%, 8/1/13	2,740,000	2,746
	US Department of Housing & Urban Development, 6.17%, 8/1/14	2,080,000	2,172

	Governments (10.6%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury, 0.125%, 9/30/13	200,000	200
	US Treasury, 0.25%, 9/15/14	223,000	222
(g)	US Treasury, 0.50%, 8/15/14	6,523,000	6,540
(g)	US Treasury, 0.75%, 6/15/14	8,750,000	8,835
	US Treasury, 1.00%, 8/31/16	9,166,000	9,189
	US Treasury, 1.00%, 9/30/16	3,000,000	3,004
(g)	US Treasury, 2.125%, 8/15/21	53,000	54
(g)	US Treasury, 2.75%, 2/15/19	28,762,000	31,270
	US Treasury, 3.75%, 8/15/41	2,310,000	2,689
(g)	US Treasury, 3.875%, 8/15/40	19,765,000	23,483
(g)	US Treasury, 4.25%, 11/15/40	12,575,000	15,901
	US Treasury, 5.375%, 2/15/31	20,290,000	28,542
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	4,366,402	4,406
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,357,940	5,135

	Total Governments
	(Cost: $138,728)		154,456

	Municipal Bonds (2.0%)

	Municipal Bonds (2.0%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,930,000	2,133
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	100,000	130
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,738
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	566
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	870,000	985
	Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB	1,140,000	1,186
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	1,969

Municipal Bonds (2.0%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,755,000	2,088
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	290,000	328
The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	316
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	875,000	1,089
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	285,000	348
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	774
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,970,000	4,176
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	1,068
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	759
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	210
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	1,510,000	1,552
State of California, Series 2010, 5.70%, 11/1/21 GO	1,140,000	1,236
State of California, Series 2009, 7.55%, 4/1/39 GO	950,000	1,164
State of California, Series 2010, 7.60%, 11/1/40 GO	555,000	687
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,970,000	2,081
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	582
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	1,230,000	1,485

Total Municipal Bonds
(Cost: $25,565)		28,650

Select Bond Portfolio

Structured Products (54.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products (54.7%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.383%, 2/14/43 IO	21,512,856	355
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,285,797	960
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,551,745	1,051
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.726%, 2/10/51	7,600,000	7,997
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.295%, 1/25/37	671,362	289
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.325%, 5/25/37	881,716	425
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5A, 4.933%, 7/10/45	7,000,000	7,514
Bear Stearns Commercial Mortgage Securities Trust, Series 2002-PBW1, Class B, 4.87%, 11/11/35	1,900,000	1,903
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	3,547,633	3,658
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.922%, 3/15/49	5,000,000	4,950
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	533,296	547
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	459,104	465
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.886%, 11/15/44	9,000,000	9,654
Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4, 6.008%, 12/10/49	3,900,000	4,208

Structured Products (54.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,606
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	1,860,504	1,610
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,750,192	1,506
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.154%, 2/15/31 IO	8,695,748	212
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.473%, 10/15/30 IO 144A	5,277,563	104
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	7,860,330	7,742
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.683%, 8/25/20 IO	26,968,302	2,503
Federal Home Loan Mortgage Corp., 3.50%, 4/1/26	4,817,841	5,029
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,467,777	1,509
Federal Home Loan Mortgage Corp., Series K009, Class A2, 3.808%, 8/25/20	5,540,000	5,971
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	677,664	720
Federal Home Loan Mortgage Corp., 4.00%, 2/1/25	785,609	828
Federal Home Loan Mortgage Corp., 4.00%, 6/1/25	780,425	822
Federal Home Loan Mortgage Corp., 4.00%, 12/1/40	7,952,915	8,337
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	7,785,607	8,162
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	18,862,297	19,768
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	12,590,313	13,195
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	4,698,672	4,924

Structured Products (54.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series K010, Class A2, 4.333%, 10/25/20	5,025,000	5,612
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	812,913	879
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	1,904,162	2,036
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,099,744	1,159
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	1,975,055	2,052
Federal Home Loan Mortgage Corp., 4.50%, 2/1/39	49,532	53
Federal Home Loan Mortgage Corp., 4.50%, 3/1/40	14,090,230	14,927
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	14,399,676	15,254
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,380,729	1,472
Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	12,701,413	13,455
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,751,156	2,924
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	19,870,536	21,036
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,136,037	1,228
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	237,373	259
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	852,901	927
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	808,369	874
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	262,511	283
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	3,820,466	4,144
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,488,426	1,615
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	12,904,414	13,997

Select Bond Portfolio

Structured Products (54.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 4/1/38	805,000	864
Federal Home Loan Mortgage Corp., 5.00%, 1/1/39	10,225,000	10,979
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	158,997	172
Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	1,506,565	1,634
Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	7,403,988	7,952
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	3,434,784	3,692
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	162,597	175
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	266,008	286
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	768,701	827
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	343,744	373
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,018,596	1,111
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	220,122	240
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,476,121	1,611
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	477,219	517
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	1,156,101	1,251
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,213,417	1,322
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	3,404,216	3,735
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	3,358,217	3,684
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	3,288,498	3,589
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	549,939	566

Structured Products (54.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,343,786	1,499
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	880,061	967
Federal Home Loan Mortgage Corp., 6.00%, 11/1/37	294,102	323
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	4,995,682	5,486
Federal Home Loan Mortgage Corp., 6.00%, 3/1/38	509,635	559
Federal National Mortgage Association, 3.50%, 1/1/26	961,949	1,006
Federal National Mortgage Association, 3.50%, 4/1/26	1,914,181	2,002
Federal National Mortgage Association, 3.50%, 9/1/26	3,372,889	3,527
Federal National Mortgage Association, 3.50%, 11/1/40	2,825,000	2,905
Federal National Mortgage Association, 3.73%, 4/1/18	7,454,354	7,972
Federal National Mortgage Association, 4.00%, 6/1/19	428,865	456
Federal National Mortgage Association, 4.00%, 4/1/26	1,312,951	1,394
Federal National Mortgage Association, 4.00%, 5/1/26	2,053,751	2,169
Federal National Mortgage Association, 4.50%, 6/1/19	2,889,097	3,144
Federal National Mortgage Association, 4.50%, 8/1/19	424,881	455
Federal National Mortgage Association, 4.50%, 12/1/19	261,101	284
Federal National Mortgage Association, 4.50%, 7/1/20	887,361	951
Federal National Mortgage Association, 4.50%, 9/1/20	1,609,436	1,724
Federal National Mortgage Association, 4.50%, 9/1/24	2,389,325	2,545
Federal National Mortgage Association, 4.50%, 11/1/40	3,361,076	3,570
Federal National Mortgage Association, 4.50%, 1/1/41	3,173,422	3,384

Structured Products (54.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 2/1/41	14,880,124	15,805
Federal National Mortgage Association, 4.50%, 3/1/41	507,894	540
Federal National Mortgage Association, 4.50%, 4/1/41	467,166	496
Federal National Mortgage Association, 4.50%, 5/1/41	19,818,801	21,052
Federal National Mortgage Association, 5.00%, 3/1/20	968,912	1,055
Federal National Mortgage Association, 5.00%, 4/1/20	368,523	402
Federal National Mortgage Association, 5.00%, 5/1/20	4,023,480	4,362
Federal National Mortgage Association, 5.00%, 5/1/23	2,233,201	2,402
Federal National Mortgage Association, 5.00%, 3/1/34	388,951	424
Federal National Mortgage Association, 5.00%, 4/1/35	1,159,601	1,275
Federal National Mortgage Association, 5.00%, 7/1/35	2,273,410	2,500
Federal National Mortgage Association, 5.00%, 10/1/35	1,483,440	1,631
Federal National Mortgage Association, 5.00%, 2/1/38	1,210,108	1,303
Federal National Mortgage Association, 5.00%, 3/1/38	14,193,287	15,315
Federal National Mortgage Association, 5.00%, 3/1/39	6,535,034	7,042
Federal National Mortgage Association, 5.00%, 6/1/39	512,071	551
Federal National Mortgage Association, 5.00%, 4/1/41	11,775,034	12,687
Federal National Mortgage Association, 5.32%, 4/1/14	1,611,697	1,736
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	7,206
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,181
Federal National Mortgage Association, 5.50%, 4/1/21	699,928	763

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Structured Products (54.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 9/1/34	610,485	672
Federal National Mortgage Association, 5.50%, 3/1/35	2,634,618	2,912
Federal National Mortgage Association, 5.50%, 7/1/35	588,667	648
Federal National Mortgage Association, 5.50%, 8/1/35	1,226,166	1,348
Federal National Mortgage Association, 5.50%, 9/1/35	9,077,239	9,990
Federal National Mortgage Association, 5.50%, 10/1/35	2,366,069	2,605
Federal National Mortgage Association, 5.50%, 11/1/35	7,801,555	8,588
Federal National Mortgage Association, 5.50%, 1/1/36	5,127,049	5,644
Federal National Mortgage Association, 5.50%, 2/1/37	2,788,802	3,070
Federal National Mortgage Association, 5.50%, 3/1/37	917,187	1,010
Federal National Mortgage Association, 5.50%, 5/1/37	1,204,987	1,327
Federal National Mortgage Association, 5.50%, 6/1/37	236,206	260
Federal National Mortgage Association, 5.50%, 2/1/38	4,592,467	5,056
Federal National Mortgage Association, 5.50%, 3/1/38	460,900	508
Federal National Mortgage Association, 5.50%, 4/1/38	6,239,325	6,868
Federal National Mortgage Association, 5.50%, 5/1/38	8,749,233	9,632
Federal National Mortgage Association, 5.50%, 6/1/38	3,163,507	3,483
Federal National Mortgage Association, 5.50%, 7/1/38	432,443	476
Federal National Mortgage Association, 6.00%, 5/1/35	164,664	182
Federal National Mortgage Association, 6.00%, 6/1/35	25,990	29
Federal National Mortgage Association, 6.00%, 7/1/35	2,609,792	2,881

Structured Products (54.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 10/1/35	639,295	706
Federal National Mortgage Association, 6.00%, 11/1/35	1,963,725	2,185
Federal National Mortgage Association, 6.00%, 6/1/36	2,063,698	2,296
Federal National Mortgage Association, 6.00%, 9/1/36	1,056,683	1,176
Federal National Mortgage Association, 6.00%, 1/1/37	7,280	8
Federal National Mortgage Association, 6.00%, 6/1/37	15,033	17
Federal National Mortgage Association, 6.00%, 10/1/37	7,173	8
Federal National Mortgage Association, 6.00%, 11/1/37	8,224,394	9,076
Federal National Mortgage Association, 6.00%, 1/1/38	6,153,757	6,760
Federal National Mortgage Association, 6.00%, 6/1/38	3,561,928	3,913
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	3,157,166	3,599
Federal National Mortgage Association, 6.50%, 10/1/36	770,371	857
Federal National Mortgage Association, 6.50%, 7/1/37	7,897,867	8,788
Federal National Mortgage Association, 6.50%, 9/1/37	3,434,498	3,813
Federal National Mortgage Association, 6.75%, 4/25/18	391,045	415
Federal National Mortgage Association TBA, 4.00%, 10/1/26	166,000,000	174,923
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	2,837,419	2,914
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	7,217,732	7,768
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	6,155
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	651

Structured Products (54.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.048%, 7/12/38 144A	600,000	660
Government National Mortgage Association, 5.50%, 10/15/31	29,564	33
Government National Mortgage Association, 5.50%, 11/15/31	9,459	11
Government National Mortgage Association, 5.50%, 12/15/31	83,730	93
Government National Mortgage Association, 5.50%, 1/15/32	413,595	460
Government National Mortgage Association, 5.50%, 2/15/32	110,435	122
Government National Mortgage Association, 5.50%, 3/15/32	95,015	105
Government National Mortgage Association, 5.50%, 4/15/32	8,290	9
Government National Mortgage Association, 5.50%, 7/15/32	12,331	14
Government National Mortgage Association, 5.50%, 9/15/32	1,717,440	1,909
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	307,000	324
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/38	6,800,000	7,218
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.714%, 3/18/51 144A	12,233,000	13,294
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	5,200,000	5,548
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.072%, 4/15/45	3,400,000	3,737
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.217%, 2/15/31	2,240,000	2,156
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.312%, 4/15/41	5,000,000	5,466

Select Bond Portfolio

Structured Products (54.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,400,000	2,949
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	833,477	861
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	495,571	519
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.305%, 1/25/37	1,572,164	487
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	282,184	281
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.984%, 8/12/45 144A	12,290,000	13,404
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	296,923	304
RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	314,543	252
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.325%, 3/25/37	734,011	683
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.345%, 3/25/37	1,184,500	1,132
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.365%, 6/25/37	1,835,357	1,774
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	3,330,000	3,250
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.803%, 11/25/34	626,120	582
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	100,105	100
Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	96,193	99

	Structured Products (54.7%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	420,705	437
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	2,005,496	1,933

	Total Structured Products
	(Cost: $769,609)		797,763

	Short-Term Investments (18.8%)

	Autos (2.7%)
(b)	Fcar Owner Trust I, 0.19%, 10/5/11	20,000,000	19,999
	Toyota Motor Credit Corp., 0.11%, 10/19/11	20,000,000	19,999

	Total		39,998

	Commercial Banks Non-US (1.3%)
(b)	Barclays US Funding LLC, 0.06%, 10/3/11	10,000,000	10,000
(b)	Barclays US Funding LLC, 0.08%, 10/3/11	8,800,000	8,800

	Total		18,800

	Commercial Banks US (0.8%)
(b)	The Goldman Sachs Group, Inc., 0.65%, 5/25/12	10,000,000	9,883

	Total		9,883

	Federal Government & Agencies (0.3%)
(b)	Federal Home Loan Bank, 0.05%, 10/7/11	5,000,000	5,000

	Total		5,000

	Finance Services (2.7%)
(b)	Alpine Securitization Corp., 0.16%, 10/14/11	10,000,000	9,999
(b)	Alpine Securitization Corp., 0.18%, 10/13/11	5,000,000	5,000
(b)	Alpine Securitization Corp., 0.18%, 10/20/11	5,000,000	5,000
(b)	Govco LLC, 0.17%, 10/19/11	10,000,000	9,999
(b)	Govco LLC, 0.20%, 10/3/11	10,000,000	10,000

	Total		39,998

	Miscellaneous Business Credit Institutions (0.8%)
(b)	Duke Energy Corp., 0.30%, 10/11/11	5,000,000	4,999
(b)	Paccar Financial Corp., 0.11%, 10/14/11	7,200,000	7,200

	Total		12,199

	Oil and Gas (2.7%)
(b)	Devon Energy Corp., 0.19%, 10/4/11	10,000,000	10,000
(b)	Devon Energy Corp., 0.20%, 10/12/11	10,000,000	9,999

	Short-Term Investments (18.8%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
(b)	E. I. Dupont De Nemours, 0.11%, 10/17/11	10,000,000	9,999
	Oneok, Inc., 0.32%, 10/4/11	10,000,000	10,000

	Total		39,998

	Personal Credit Institutions (3.1%)
(b)	Chariot Funding LLC, 0.15%, 10/20/11	10,000,000	9,999
(b)	Chariot Funding LLC, 0.15%, 10/21/11	5,000,000	5,000
(k)	Old Line Funding LLC, 0.18%, 10/17/11	10,000,000	9,999
	Straight-a Funding LLC, 0.11%, 10/20/11	20,000,000	19,999

	Total		44,997

	Restaurants (0.9%)
(b)	Darden Restaurants, Inc., 0.23%, 10/3/11	13,000,000	13,000

	Total		13,000

	Retail Food and Drug (1.4%)
(b)	CVS Corp., 0.25%, 10/3/11	20,000,000	20,000

	Total		20,000

	Short Term Business Credit (2.1%)
(b)	Atlantic Asset Securitization LLC, 0.50%, 10/5/11	10,000,000	10,000
	Sheffield Receivables Corp., 0.25%, 10/11/11	10,000,000	9,999
(b)	Sheffield Receivables Corp., 0.25%, 10/13/11	10,000,000	9,999

	Total		29,998

	Total Short-Term Investments
	(Cost: $273,988)		273,871

	Total Investments (116.8%)
	(Cost: $1,647,096)(a)		1,701,481

	Other Assets, Less
	Liabilities (-16.8%)		(244,309)

	Net Assets (100.0%)		1,457,172

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144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011 the value of these securities (in thousands) was $133,691 representing 9.2% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $1,647,096 and the net unrealized appreciation of investments based on that cost was $54,385 which is comprised of $69,386 aggregate gross unrealized appreciation and $15,001 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2011, $59,335)	484	12/11	$(54)
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2011, $6,033)	44	12/11	(242)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2011, $87,416)	679	12/11	(919)
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2011, $37,666)	171	12/11	(11)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2011, $8,556)	59	12/11	802

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated.

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on September 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	3,400	11/11	$308	$-	$308
Buy	Barclays Bank PLC	BRL	2,760	11/11	-	(193)	(193)
Sell	Barclays Bank PLC	BRL	9,196	11/11	878	-	878
Sell	Barclays Bank PLC	MXN	62,500	10/11	854	-	854

					$2,040	$(193)	$1,847

AUD — Australian Dollar

BRL — Brazilian Real

MXN — Mexican New Peso

(k)	Securities with an aggregate value of $9,999 (in thousands) have been pledged as collateral for short sales on September 30, 2011.

(l)	As of September 30, 2011 portfolio securities with an aggregate value of $252 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(o)	Short sales outstanding on September 30, 2011.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal Home Loan Mortgage Corp. TBA	4.50%	10/41	$6,600	$6,975	$6,981

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The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$154,456	$-
Foreign Bonds	-	39,540	-
Municipal Bonds	-	28,650	-
Corporate Bonds	-	407,201	-
Structured Products	-	797,511	252
Short-Term Investments	-	273,871	-
Other Financial Instruments^
Futures	802	-	-
Forward Currency Contracts	-	2,040	-
Liabilities:
Other Financial Instruments^
Futures	(1,226)	-	-
Forward Currency Contracts	-	(193)	-
Short Sales	-	(6,981)	-
Total	$(424)	$1,696,095	$252

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Corporate Bonds (0.6%)	Shares/ $ Par	Value $ (000’s)

	Banking (0.1%)
(k)	The Goldman Sachs Group, Inc., 0.449%, 2/6/12	200,000	200

	Total		200

	Electronics (0.2%)
(k)	Hewlett-Packard Co., 0.436%, 3/1/12	300,000	300

	Total		300

	Oil & Gas Field Machine and Services (0.3%)
(k)	Cal Dive I - Title XI, Inc., 4.93%, 2/1/27	326,594	376

	Total		376

	Total Corporate Bonds
	(Cost: $858)		876

	Governments (105.7%)

	Governments (105.7%)
(b)	Egypt Government AID Bonds, 4.45%, 9/15/15	1,400,000	1,583
(k)	Federal Home Loan Mortgage Corp. Stripped, 0.00%, 9/15/29	1,500,000	796
(k)	Federal National Mortgage Association, 2.25%, 3/15/16	700,000	735
(k)	Federal National Mortgage Association, 5.375%, 4/11/22	6,400,000	6,547
(k)	Federal National Mortgage Association, 5.625%, 4/17/28	100,000	130
(k)	Federal National Mortgage Association, 5.625%, 7/15/37	300,000	411
(k)	Federal National Mortgage Association, 6.625%, 11/15/30	1,100,000	1,635
(k)	Financing Corp., 8.60%, 9/26/19	700,000	1,037
(k)	Financing Corp. Stripped, 0.00%, 12/27/18	500,000	433
(k)	Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,103
(k)	Israel Government AID Bond, 0.00%, 5/15/21	200,000	158
(k)	Israel Government AID Bond, 0.00%, 2/15/23	100,000	73
(k)	Israel Government AID Bond, 0.00%, 5/15/23	500,000	362

	Governments (105.7%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
(k)	Israel Government AID Bond, 5.50%, 9/18/23	300,000	381
(k)	Israel Government AID Bond, 5.50%, 12/4/23	300,000	380
(k)	Israel Government AID Bond, 5.50%, 4/26/24	100,000	127
(k)	Israel Government AID Bond, 5.50%, 9/18/33	300,000	385
(k)	Residual Funding Corp. Stripped, 0.00%, 10/15/19	3,200,000	2,733
(k)	Resolution Funding Corp. Stripped, 0.00%, 7/15/19	2,300,000	1,968
(k)	Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	588
(k)	Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	236
(k)	Tennessee Valley Authority, 4.625%, 9/15/60	300,000	363
(k)	Tennessee Valley Authority, 5.25%, 9/15/39	200,000	256
(k)	Tennessee Valley Authority, 5.375%, 4/1/56	1,100,000	1,504
(k)	Tennessee Valley Authority, 5.88%, 4/1/36	1,000,000	1,377
(k)	Tennessee Valley Authority Stripped, 0.00%, 5/1/20	500,000	260
	US Treasury, 3.50%, 2/15/39	2,800,000	3,113
	US Treasury, 3.75%, 8/15/41	2,100,000	2,445
	US Treasury, 4.25%, 11/15/40	9,550,000	12,076
	US Treasury, 4.375%, 2/15/38	6,000,000	7,665
	US Treasury, 4.375%, 11/15/39	5,100,000	6,557
(k)	US Treasury, 4.375%, 5/15/40	2,600,000	3,347
	US Treasury, 4.375%, 5/15/41	300,000	388
(k)	US Treasury, 4.50%, 5/15/38	600,000	781
	US Treasury, 5.25%, 11/15/28	8,800,000	11,994
	US Treasury, 5.25%, 2/15/29	1,200,000	1,639
	US Treasury, 5.375%, 2/15/31	1,400,000	1,969

	Governments (105.7%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury, 5.50%, 8/15/28	16,400,000	22,906
	US Treasury, 6.125%, 11/15/27	5,200,000	7,660
	US Treasury, 6.25%, 8/15/23	6,700,000	9,550
	US Treasury, 8.75%, 8/15/20	600,000	948
	US Treasury Inflation Index Bond, 2.375%, 1/15/25	179,879	222
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	280,220	350
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	1,257,813	1,809
	US Treasury Inflation Index Bond, 3.875%, 4/15/29	137,501	207
	US Treasury Stripped, 0.00%, 11/15/24	900,000	640
	US Treasury Stripped, 0.00%, 2/15/26	2,500,000	1,682
	US Treasury Stripped, 0.00%, 11/15/27	5,800,000	3,703
	US Treasury Stripped, 0.00%, 8/15/28	1,000,000	612
	US Treasury Stripped, 0.00%, 5/15/30	4,100,000	2,398
	US Treasury Stripped, 0.00%, 5/15/33	2,100,000	1,079
	US Treasury Stripped, 0.00%, 11/15/33	800,000	404
	US Treasury Stripped, 0.00%, 5/15/37	1,700,000	758
	US Treasury Stripped, 0.00%, 2/15/38	5,600,000	2,496
	US Treasury Stripped, 0.00%, 11/15/38	800,000	341
	US Treasury Stripped, 0.00%, 5/15/40	11,400,000	4,723
	US Treasury Stripped, 0.00%, 2/15/41	9,400,000	3,802

	Total Governments
	(Cost: $140,164)		143,825

	Municipal Bonds (0.8%)

	Municipal Bonds (0.8%)
(k)	Iowa State Special Obligation Build America Bonds, Series 2009-B, 6.75%, 6/1/34 RB	400,000	462

Long-Term U.S. Government Bond Portfolio

	Municipal Bonds (0.8%)	Shares/ $ Par	Value $ (000’s)

	Municipal Bonds continued
(k)	New York City Municipal Water Finance Authority, Series GG, 5.00%, 6/15/43 RB	300,000	323
(k)	Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	183
(k)	Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54 RB, AMBAC	1,600,000	112

	Total Municipal Bonds
	(Cost: $1,042)		1,080

	Structured Products (4.3%)

	Structured Products (4.3%)
(k)	American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 2.162%, 9/25/35	2,438	2
(k)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 2.711%, 5/25/34	5,699	5
(k)	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.44%, 7/25/33	5,157	4
(k)	Credit Suisse First Boston Mortgage Securities Corp., Series 2003- AR20, Class 2A1, 2.569%, 8/25/33	6,576	6
(k)	Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.459%, 2/15/19	61,418	62
(k)	Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	386,612	438
(k)	Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.5%, 2/15/34	758,042	868
(k)	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-61, Class 1A1, 1.652%, 7/25/44	31,027	32

	Structured Products (4.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
(k)	Federal National Mortgage Association, Series 2007-114, Class A6, 0.435%, 10/27/37	100,000	99
(k)	Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	241,216	253
(k)	Federal National Mortgage Association, 5.00%, 6/1/35	532,856	576
(k)	Federal National Mortgage Association, 5.00%, 2/1/36	946,436	1,022
(k)	General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 2.959%, 6/25/34	18,261	15
(k)	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.932%, 2/12/49	100,000	106
(k)	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.203%, 4/25/38	275,192	274
(k)	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.764%, 7/9/21 144A	399,918	385
(k)	Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.235%, 5/25/33	14,695	13
(k)	Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.851%, 5/25/33	6,375	6
(k)	MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.485%, 11/25/35	40,404	33
(k)	SLM Student Loan Trust, Series 2006-6, Class A1, 0.243%, 10/25/18	6,319	6
(k)	SLM Student Loan Trust, Series 2007-2, Class A2, 0.253%, 7/25/17	356,540	353
(k)	SLM Student Loan Trust, Series 2008-7, Class A2, 0.753%, 10/25/17	200,000	200

	Structured Products (4.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
(k)	SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.547%, 12/15/33 144A	250,000	254
(k)	SLM Student Loan Trust, Series 2008-9, Class A, 1.753%, 4/25/23	464,031	477
(k)	South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.876%, 3/1/18	308,420	305
(k)	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.890%, 10/19/34	12,543	10
(k)	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.576%, 3/25/34	51,024	48

	Total Structured Products
	(Cost: $5,409)		5,852

	Short-Term Investments (45.5%)

	Other Holdings (45.5%)
(k)	JPMorgan Money Market Fund	61,888,129	61,888

	Total Short-Term Investments
	(Cost: $61,888)		61,888

	Total Investments (156.9%)
	(Cost: $209,361)(a)		213,521

	Other Assets, Less
	Liabilities (-56.9%)		(77,459)

	Net Assets (100.0%)		136,062

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011 the value of these securities (in thousands) was $639 representing 0.5% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $209,361 and the net unrealized appreciation of investments based on that cost was $4,160 which is comprised of $5,257 aggregate gross unrealized appreciation and $1,097 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2011, $4,476)	18	12/11	$-
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2011, $3,963)	16	3/12	13
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2011, $14,645)	59	12/12	19
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2011, $7,672)	31	3/13	32
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2011, $14,861)	60	6/13	38
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2011, $1,408)	11	12/11	(23)

(k)	Cash and securities with an aggregate value of $137,350 (in thousands) have been pledged as collateral for delayed-delivery securities on September 30, 2011.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$143,825	$-
Municipal Bonds	-	1,080	-
Corporate Bonds	-	876	-
Structured Products	-	5,852	-
Short-Term Investments	-	61,888	-
Other Financial Instruments^
Futures	102	-	-

Liabilities:
Other Financial Instruments^
Futures	(23)	-	-
Total	$79	$213,521	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

Corporate Bonds (28.9%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.2%)
L-3 Communications Corp., 5.20%, 10/15/19	50,000	53
L-3 Communications Corp., 6.375%, 10/15/15	150,000	153
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	99

Total		305

Auto Manufacturing (0.1%)
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	97
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	100,000	105

Total		202

Banking (1.3%)
Bank of America Corp., 5.75%, 12/1/17	50,000	47
Bank of America Corp., 6.50%, 8/1/16	160,000	159
The Bear Stearns Cos. LLC, 5.58%, 1/10/14	70,000	70
Capital One Financial Corp., 3.15%, 7/15/16	100,000	99
Citigroup, Inc., 6.01%, 1/15/15	140,000	149
Credit Suisse AG, 5.40%, 1/14/20	30,000	29
Credit Suisse/New York NY, 5.30%, 8/13/19	110,000	111
The Goldman Sachs Group, Inc., 5.375%, 3/15/20	70,000	69
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	130,000	145
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	743
Morgan Stanley, 4.20%, 11/20/14	110,000	108
Morgan Stanley, 7.30%, 5/13/19	50,000	51
PNC Bank, N.A., 6.00%, 12/7/17	100,000	110
Regions Bank, 6.45%, 6/26/37	250,000	210

Total		2,100

Basic Materials (0.4%)
Ashland, Inc., 9.125%, 6/1/17	150,000	166
CF Industries, Inc., 6.875%, 5/1/18	180,000	201

Corporate Bonds (28.9%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Polymer Group, Inc., 7.75%, 2/1/19 144A	180,000	179
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	80,000	80

Total		626

Beverage/Bottling (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	150,000	175
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	156
The Coca-Cola Co., 3.625%, 3/15/14	100,000	106
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15	100,000	110
Dr. Pepper Snapple Group, Inc., 2.90%, 1/15/16	120,000	124

Total		671

Cable/Media/Broadcasting/Satellite (1.2%)
Comcast Corp., 5.90%, 3/15/16	120,000	137
Comcast Corp., 6.50%, 11/15/35	100,000	115
DIRECTV Holdings LLC, 3.55%, 3/15/15	150,000	157
DISH DBS Corp., 6.75%, 6/1/21 144A	100,000	96
Intelsat Jackson Holdings SA, 7.25%, 4/1/19 144A	210,000	195
NBCUniversal Media LLC, 4.375%, 4/1/21	140,000	144
NBCUniversal Media LLC, 5.15%, 4/30/20	240,000	263
News America, Inc., 6.90%, 8/15/39	110,000	125
Time Warner Cable, Inc., 6.75%, 7/1/18	160,000	186
Time Warner, Inc., 4.875%, 3/15/20	110,000	117
Univision Communications, Inc., 6.875%, 5/15/19 144A	170,000	151
Virgin Media Finance PLC., 8.375%, 10/15/19	180,000	191

Total		1,877

Conglomerate/Diversified Manufacturing (0.2%)
The Dow Chemical Co., 2.50%, 2/15/16	130,000	128

Corporate Bonds (28.9%)	Shares/ $ Par	Value $ (000’s)

Conglomerate/Diversified Manufacturing continued
The Dow Chemical Co., 5.90%, 2/15/15	50,000	55
General Electric Co., 5.25%, 12/6/17	60,000	67

Total		250

Consumer Products/Retailing (0.5%)
eBay, Inc., 3.25%, 10/15/20	170,000	169
Elizabeth Arden, Inc., 7.375%, 3/15/21	180,000	180
Hanesbrands, Inc., 6.375%, 12/15/20	110,000	107
Limited Brands, Inc., 6.625%, 4/1/21	210,000	211
Rent-A-Center, Inc., 6.625%, 11/15/20	200,000	192

Total		859

Electric Utilities (0.4%)
CMS Energy Corp., 4.25%, 9/30/15	50,000	49
Dominion Resources, Inc., 6.40%, 6/15/18	170,000	204
Duke Energy Ohio, Inc., 2.10%, 6/15/13	70,000	71
FirstEnergy Solutions Corp., 6.05%, 8/15/21	90,000	100
Pacific Gas & Electric Co., 5.80%, 3/1/37	29,000	34
PG&E Corp., 5.75%, 4/1/14	50,000	55
Sempra Energy, 6.50%, 6/1/16	50,000	59

Total		572

Electronics (0.2%)
Arrow Electronics, Inc., 3.375%, 11/1/15	155,000	154
Cisco Systems, Inc., 5.90%, 2/15/39	65,000	78
Jabil Circuit, Inc., 5.625%, 12/15/20	110,000	107

Total		339

Energy (0.5%)
Denbury Resources, Inc., 6.375%, 8/15/21	150,000	146
Jarden Corp., 8.00%, 5/1/16	50,000	53
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	180,000	183
Plains Exploration & Production Co., 8.625%, 10/15/19	230,000	247

Inflation Protection Portfolio

Corporate Bonds (28.9%)	Shares/ $ Par	Value $ (000’s)

Energy continued
SandRidge Energy, Inc., 8.75%, 1/15/20	235,000	230

Total		859

Financials (0.1%)
Ally Financial, Inc., 8.30%, 2/12/15	240,000	237

Total		237

Food Processors (0.5%)
Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	150,000	127
H.J. Heinz Co., 2.00%, 9/12/16	90,000	90
Kraft Foods, Inc., 5.375%, 2/10/20	250,000	283
Kraft Foods, Inc., 6.125%, 2/1/18	120,000	141
Mead Johnson Nutrition Co., 5.90%, 11/1/39	40,000	47
TreeHouse Foods, Inc., 7.75%, 3/1/18	180,000	186

Total		874

Gaming/Leisure/Lodging (0.1%)
Ameristar Casinos, Inc., 7.50%, 4/15/21 144A	210,000	203

Total		203

Gas Pipelines (0.2%)
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	90,000	90
Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	84
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	150,000	163
Williams Partners LP, 4.125%, 11/15/20	60,000	59

Total		396

Health Care/Pharmaceuticals (1.5%)
Abbott Laboratories, 5.30%, 5/27/40	30,000	36
Amgen, Inc., 5.85%, 6/1/17	90,000	107
DaVita, Inc., 6.375%, 11/1/18	180,000	173
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20 144A	180,000	180
Express Scripts, Inc., 3.125%, 5/15/16	150,000	151
Express Scripts, Inc., 7.25%, 6/15/19	100,000	123
HCA, Inc., 7.875%, 2/15/20	200,000	207
HealthSouth Corp., 8.125%, 2/15/20	230,000	216

Corporate Bonds (28.9%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Medtronic, Inc., 3.00%, 3/15/15	200,000	212
Pfizer, Inc., 7.20%, 3/15/39	100,000	146
Roche Holdings, Inc., 6.00%, 3/1/19 144A	190,000	232
Stryker Corp., 2.00%, 9/30/16	130,000	131
Universal Health Services, Inc., 7.125%, 6/30/16	130,000	136
Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	210,000	195
Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	100,000	90

Total		2,335

Independent Finance (0.2%)
General Electric Capital Corp., 4.375%, 9/16/20	50,000	51
General Electric Capital Corp., 5.625%, 9/15/17	200,000	219
General Electric Capital Corp., 6.00%, 8/7/19	60,000	68

Total		338

Information Technology (0.2%)
Oracle Corp., 5.75%, 4/15/18	200,000	238

Total		238

Information/Data Technology (0.2%)
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	105
International Business Machines Corp., 1.95%, 7/22/16	150,000	151

Total		256

Life Insurance (0.4%)
MetLife, Inc., 6.75%, 6/1/16	120,000	138
Prudential Financial, Inc., 5.08%, 2/10/12	200,000	199
Prudential Financial, Inc., 5.21%, 3/10/15	240,000	240

Total		577

Media (0.1%)
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	235,000	235

Total		235

	Corporate Bonds (28.9%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining (0.3%)
	Anglo American Capital PLC, 4.45%, 9/27/20 144A	30,000	30
	Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	82
	Newmont Mining Corp., 6.25%, 10/1/39	70,000	79
	Peabody Energy Corp., 6.50%, 9/15/20	180,000	189
	Peabody Energy Corp., 7.375%, 11/1/16	50,000	55

	Total		435

	Oil and Gas (0.8%)
	Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	109
	Chesapeake Energy Corp., 6.125%, 2/15/21	100,000	101
	Chesapeake Energy Corp., 7.625%, 7/15/13	70,000	73
	Chevron Corp., 3.95%, 3/3/14	100,000	108
	ConocoPhillips, 4.75%, 2/1/14	260,000	283
	EOG Resources, Inc., 2.50%, 2/1/16	300,000	306
	Newfield Exploration Co., 6.875%, 2/1/20	100,000	103
	Occidental Petroleum Corp., 1.75%, 2/15/17	70,000	70
	Shell International Finance BV, 4.30%, 9/22/19	110,000	124
	Talisman Energy, Inc., 7.75%, 6/1/19	50,000	61

	Total		1,338

	Other Finance (0.1%)
	Boeing Capital Corp., 2.125%, 8/15/16	130,000	132

	Total		132

	Other Holdings (16.3%)
(f)	Bundesobligation Inflation Linked, 2.25%, 4/15/13	2,022,291	2,826
(f)	Canadian Government Bond, 4.25%, 12/1/26	1,762,385	2,599
(f)	Common Wealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	1,700,000	2,929
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	2,722,746	4,110
(f)	France Government Bond OAT, 2.25%, 7/25/20	1,452,218	2,193

Inflation Protection Portfolio

	Corporate Bonds (28.9%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings continued
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16	187,180,500	2,485
(f)	United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	1,235,914	2,206
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 8/16/13	800,000	3,535
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/26/16	595,000	3,140

	Total		26,023

	Other Services (0.1%)
	Republic Services, Inc., 3.80%, 5/15/18	100,000	104

	Total		104

	Paper and Forest Products (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	142

	Total		142

	Real Estate Investment Trusts (0.1%)
	Developers Diversified Realty Corp., 4.75%, 4/15/18	80,000	73
	Developers Diversified Realty Corp., 5.375%, 10/15/12	90,000	90

	Total		163

	Retail Food and Drug (0.1%)
	CVS Caremark Corp., 6.60%, 3/15/19	170,000	207

	Total		207

	Retail Stores (0.5%)
	The Gap, Inc., 5.95%, 4/12/21	40,000	38
	The Home Depot, Inc., 4.40%, 4/1/21	200,000	217
	Lowe’s Cos., Inc., 2.125%, 4/15/16	120,000	122
	Wal-Mart Stores, Inc., 3.25%, 10/25/20	200,000	207
	Wal-Mart Stores, Inc., 5.625%, 4/15/41	200,000	246

	Total		830

	Technology (0.1%)
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	210,000	216

	Total		216

	Telecommunications (1.1%)
	AT&T, Inc., 5.10%, 9/15/14	100,000	110
	AT&T, Inc., 6.55%, 2/15/39	110,000	130

Corporate Bonds (28.9%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
British Telecommunications PLC, 5.95%, 1/15/18	100,000	111
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	100,000	109
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	80
CenturyLink, Inc., 7.875%, 8/15/12	150,000	156
Cincinnati Bell, Inc., 8.25%, 10/15/17	235,000	228
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	154
Telecom Italia Capital SA, 6.175%, 6/18/14	160,000	159
Verizon Communications, Inc., 6.10%, 4/15/18	150,000	179
Windstream Corp., 7.875%, 11/1/17	280,000	284

Total		1,700

Utilities (0.4%)
The AES Corp., 8.00%, 10/15/17	100,000	101
The AES Corp., 9.75%, 4/15/16	110,000	118
Calpine Corp., 7.25%, 10/15/17 144A	235,000	227
NRG Energy, Inc., 7.625%, 1/15/18 144A	180,000	167

Total		613

Total Corporate Bonds (Cost: $44,787)		46,252

Governments (58.6%)

Governments (58.6%)
Farmer Mac Guaranteed Notes Trust, 5.125%, 4/19/17 144A	500,000	582
Federal National Mortgage Association, 6.625%, 11/15/30	4,215,000	6,265
Israel Government AID Bond, 0.00%, 11/1/14	500,000	486
US Treasury Inflation Index Bond, 0.125%, 4/15/16	2,302,853	2,379
US Treasury Inflation Index Bond, 0.50%, 4/15/15	2,215,249	2,305
US Treasury Inflation Index Bond, 0.625%, 7/15/21	611,440	638

	Governments (58.6%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 1.125%, 1/15/21	9,333,904	10,188
	US Treasury Inflation Index Bond, 1.25%, 4/15/14	2,786,149	2,919
	US Treasury Inflation Index Bond, 1.25%, 7/15/20	3,003,211	3,316
	US Treasury Inflation Index Bond, 1.375%, 7/15/18	419,060	464
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	3,238,601	3,605
	US Treasury Inflation Index Bond, 1.625%, 1/15/15	325,364	350
	US Treasury Inflation Index Bond, 1.625%, 1/15/18	862,696	965
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	1,612,163	1,868
	US Treasury Inflation Index Bond, 1.875%, 7/15/15	2,903,650	3,189
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	3,861,919	4,445
	US Treasury Inflation Index Bond, 2.00%, 7/15/14	1,030,729	1,109
	US Treasury Inflation Index Bond, 2.00%, 1/15/16	1,223,641	1,360
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,439,136	5,273
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	762,874	889
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,545,135	3,229
	US Treasury Inflation Index Bond, 2.125%, 2/15/41	3,234,129	4,130
	US Treasury Inflation Index Bond, 2.375%, 1/15/17	1,568,350	1,804
	US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,074,934	5,034
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,052,681	3,817
(k)	US Treasury Inflation Index Bond, 2.50%, 7/15/16	1,454,258	1,671

Inflation Protection Portfolio

Governments (58.6%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 2.50%, 1/15/29	3,014,668	3,870
US Treasury Inflation Index Bond, 2.625%, 7/15/17	3,315,871	3,907
US Treasury Inflation Index Bond, 3.375%, 4/15/32	1,966,414	2,900
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,723,842	3,918
US Treasury Inflation Index Bond, 3.875%, 4/15/29	4,603,704	6,927

Total Governments
(Cost: $84,684)		93,802

Municipal Bonds (0.1%)

Municipal Bonds (0.1%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	30,000	39
Department of Water and Power of the City of Los Angeles Power System, Series A, 5.716%, 7/1/39 RB	15,000	17
Texas Transportation Commission State of Texas, Series 2009A, 5.517%, 4/1/39 GO	60,000	75

Total Municipal Bonds
(Cost: $105)		131

Structured Products (11.8%)

Structured Products (11.8%)
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4, 4.76%, 11/10/39	200,000	209
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	250,000	251
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	187,472	191

Structured Products (11.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1, 5.50%, 5/25/34	88,629	89
Bank of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	250,000	272
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	222,296	216
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	135,814	141
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.409%, 4/15/22 144A	214,748	195
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	9,393,932	9,985
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, 4.979%, 7/10/45	100,000	101
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	105
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, 5.426%, 6/10/36	150,000	154
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	850,000	902
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.761%, 7/10/39	100,000	105
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/38	700,000	744
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	300,000	315
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	325,000	340

Structured Products (11.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ, 4.843%, 7/15/40	225,000	191
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	400,000	406
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	294
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	225,000	227
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.497%, 6/15/29	250,000	269
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class B, 6.575%, 3/15/34	300,000	303
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, 0.529%, 6/15/22 144A	332,746	325
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 6.141%, 12/18/37	262,887	270
Residential Funding Mortgage Securities I, Inc., Series 2006-S10, Class 2A1, 5.50%, 10/25/21	210,150	199
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	174,538	174
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, 5.11%, 7/15/42	393,204	399
Wells Fargo Mortgage Backed Securities, Series 2005-AR16, Class 1A1, 2.761%, 10/25/35	475,063	475
Wells Fargo Mortgage Backed Securities, Series 2005-AR14, Class A1, 5.353%, 8/25/35	235,814	226
Wells Fargo Mortgage Backed Securities, Series 2005-17, Class 1A1, 5.50%, 1/25/36	251,199	234

Inflation Protection Portfolio

Structured Products (11.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wells Fargo Mortgage Backed Securities, Series 2007-3, Class 3A1, 5.50%, 4/25/22	185,358	191
Wells Fargo Mortgage Backed Securities, Series 2006-10, Class A4, 6.00%, 8/25/36	245,225	237
Wells Fargo Mortgage Backed Securities, Series 2007-AR10, Class 1A1, 6.063%, 1/25/38	215,249	206

Total Structured Products
(Cost: $19,084)		18,941

Short-Term Investments (0.1%)

Other Holdings (0.1%)
JPMorgan Money Market Fund	121,672	122

Total Short-Term Investments
(Cost: $122)		122

Total Investments (99.5%)
(Cost: $148,782)(a)		159,248

Other Assets, Less
Liabilities (0.5%)		728

Net Assets (100.0%)		159,976

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011 the value of these securities (in thousands) was $3,532 representing 2.2% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $148,782 and the net unrealized appreciation of investments based on that cost was $10,466 which is comprised of $11,352 aggregate gross unrealized appreciation and $886 aggregate gross unrealized depreciation.

(f)	Foreign Bond — par value is foreign denominated.

(h)	Forward foreign currency contracts outstanding on September 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Deutsche Bank A.G.	AUD	3,065	10/11	$36	$-	$36
Sell	Barclays Bank PLC	CAD	2,449	10/11	254	-	254
Sell	Barclays Bank PLC	EUR	5,573	10/11	570	-	570
Sell	Deutsche Bank A.G.	EUR	1,192	10/11	8	-	8
Sell	HSBC Bank USA	GBP	5,359	10/11	424	-	424
Sell	Westpac Banking	JPY	182,741	10/11	-	(27)	(27)

					$1,292	$(27)	$1,265

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

Inflation Protection Portfolio

(j)	Swap agreements outstanding on September 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.900%	CPURNSA Index Total Return at Maturity	5/13	2,500	$(186)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.570%	CPURNSA Index Total Return at Maturity	9/14	5,000	(22)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	(32)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(66)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(78)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(144)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(159)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.840%	CPURNSA Index Total Return at Maturity	8/13	9,000	(123)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.580%	CPURNSA Index Total Return at Maturity	9/13	1,500	(9)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.770%	CPURNSA Index Total Return at Maturity	6/14	1,000	(73)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.770%	CPURNSA Index Total Return at Maturity	9/14	1,000	(11)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index Total Return at Maturity	1/16	1,700	(23)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index Total Return at Maturity	5/16	5,400	(179)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(178)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(215)

						$(1,498)

Inflation Protection Portfolio

(k)	Securities with an aggregate value of $1,671 (in thousands) haves been pledged as collateral for swap contracts outstanding on September 30, 2011.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$93,802	$-
Foreign Bonds	-	26,023	-
Municipal Bonds	-	131	-
Corporate Bonds	-	20,229	-
Structured Products	-	18,941	-
Short-Term Investments	-	122	-
Other Financial Instruments^
Forward Currency Contracts	-	1,292	-
Liabilities:
Other Financial Instruments^	-
Forward Currency Contracts	-	(27)	-
Total Return Swaps	-	(1,498)	-
Total	$-	$159,015	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Common Stocks (0.6%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts (0.2%)
*	General Motors Co.	15,535	314
*	General Motors Co. - A Warrants	14,122	164
*	General Motors Co. - B Warrants	14,122	112

	Total		590

	Consumer Discretionary (0.0%)
*	Dex One Corp.	26,256	15

	Total		15

	Financials (0.4%)
*	E*TRADE Financial Corp.	147,485	1,343

	Total		1,343

	Total Common Stocks
	(Cost: $3,091)		1,948

	Preferred Stocks (0.8%)

	Finance Services (0.8%)
	Ally Financial, Inc, 7.00%, 12/31/11	1,302	872
	Ally Financial, Inc., 8.50%, 5/15/16	93,329	1,605
	GMAC Capital Trust I, 8.125%, 2/15/40	24,559	442

	Total Preferred Stocks
	(Cost: $3,856)		2,919

	Bonds (91.7%)

	Aerospace/Defense (1.5%)
	AWAS Aviation Capital, Ltd., 7.00%, 10/15/16 144A	1,951,600	1,913
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,321
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	592,725	247
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18 144A	550,000	511
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21 144A	550,000	510
	Triumph Group, Inc., 8.625%, 7/15/18	610,000	650

	Total		5,152

Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

Autos/Vehicle Parts (4.9%)
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	729,000	758
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,055,000	992
Chrysler Group LLC/CG Co.-Issuer, 8.00%, 6/15/19 144A	1,995,000	1,556
Chrysler Group LLC/CG Co.-Issuer, 8.25%, 6/15/21 144A	905,000	697
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	615,000	627
Exide Technologies, 8.625%, 2/1/18	740,000	688
Ford Motor Co., 7.45%, 7/16/31	1,240,000	1,400
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,230,000	1,223
Ford Motor Credit Co. LLC, 6.625%, 8/15/17	975,000	1,015
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	525,000	573
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	2,140,000	2,428
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	834
The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	662,000	717
Jaguar Land Rover PLC, 7.75%, 5/15/18 144A	905,000	805
Jaguar Land Rover PLC, 8.125%, 5/15/21 144A	285,000	251
Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	279,000	286
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	1,112,000	1,101
Visteon Corp., 6.75%, 4/15/19 144A	1,205,000	1,085

Total		17,036

Basic Materials (9.5%)
AbitibiBowater, Inc., 10.25%, 10/15/18 144A	974,000	1,018
AK Steel Corp., 7.625%, 5/15/20	1,045,000	916
Aleris International, Inc., 7.625%, 2/15/18 144A	460,000	413
APERAM, 7.375%, 4/1/16 144A	342,000	301

Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
APERAM, 7.75%, 4/1/18 144A	342,000	298
Arch Coal, Inc., 8.75%, 8/1/16	745,000	790
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	430,000	411
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	387
Berry Plastics Corp., 8.25%, 11/15/15	680,000	692
Berry Plastics Corp., 9.50%, 5/15/18	615,000	523
Boise Paper Holdings LLC/Bosie Co-Issuer Co., 8.00%, 4/1/20	620,000	629
Cascades, Inc., 7.875%, 1/15/20	810,000	761
Catalyst Paper Corp., 11.00%, 12/15/16 144A	725,000	471
Chemtura Corp., 7.875%, 9/1/18	615,000	603
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	410,000	425
CONSOL Energy, Inc., 8.00%, 4/1/17	1,545,000	1,615
CONSOL Energy, Inc., 8.25%, 4/1/20	775,000	816
Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	820,000	726
FMG Resources Property, Ltd., 6.875%, 2/1/18 144A	635,000	559
FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	1,230,000	1,144
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,255,000	1,035
Huntsman International LLC, 8.625%, 3/15/20	310,000	301
JMC Steel Group, 8.25%, 3/15/18 144A	305,000	287
LBI Escrow Corp., 8.00%, 11/1/17 144A	582,000	627
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	300,000	291
Mirabela Nickel, Ltd., 8.75%, 4/15/18 144A	970,000	786
Momentive Performance Materials, Inc., 9.00%, 1/15/21	615,000	421

High Yield Bond Portfolio

	Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Murray Energy Corp., 10.25%, 10/15/15 144A	610,000	583
(d)	NewPage Corp., 10.00%, 5/1/12	1,870,000	215
(d)	NewPage Corp., 11.375%, 12/31/14	2,040,000	1,515
	Novelis, Inc., 7.25%, 2/15/15	1,428,000	1,403
	Omnova Solutions, Inc., 7.875%, 11/1/18	310,000	251
	Patriot Coal Corp., 8.25%, 4/30/18	780,000	694
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	905,000	876
	Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	1,330,000	1,051
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	205,000	184
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	1,340,000	1,246
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	905,000	907
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	485,000	468
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	1,590,000	1,351
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19 144A	580,000	510
	Sealed Air Corp., 8.125%, 9/15/19 144A	425,000	429
	Severstal Columbus LLC, 10.25%, 2/15/18	940,000	959
	SunCoke Energy, Inc., 7.625%, 8/1/19 144A	290,000	283
	Thompson Creek Metals Co., 7.375%, 6/1/18 144A	305,000	274
	TPC Group LLC, 8.25%, 10/1/17 144A	490,000	480
	United States Steel Corp., 7.375%, 4/1/20	930,000	837
	Vedanta Resources PLC, 8.25%, 6/7/21 144A	925,000	712

Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	430,000	297
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	245,000	214

Total		32,985

Builders/Building Materials (2.2%)
Associated Materials LLC, 9.125%, 11/1/17	615,000	498
Building Materials Corp. of America, 6.75%, 5/1/21 144A	905,000	860
Cemex Finance LLC, 9.50%, 12/14/16 144A	565,000	410
Cemex SAB de CV, 9.00%, 1/11/18 144A	795,000	539
KB Home, 7.25%, 6/15/18	610,000	479
KB Home, 9.10%, 9/15/17	720,000	612
Lennar Corp., 6.95%, 6/1/18	1,625,000	1,446
Nortek, Inc., 8.50%, 4/15/21 144A	905,000	728
Ply Gem Industries, Inc., 8.25%, 2/15/18	305,000	248
Standard Pacific Corp., 8.375%, 5/15/18	615,000	523
Texas Industries, Inc., 9.25%, 8/15/20	615,000	478
Vulcan Materials Co., 7.50%, 6/15/21	750,000	700

Total		7,521

Capital Goods (1.6%)
Calcipar SA, 6.875%, 5/1/18 144A	305,000	264
Case New Holland, Inc., 7.875%, 12/1/17	1,015,000	1,081
The Manitowoc Co., Inc., 8.50%, 11/1/20	740,000	670
RSC Equipment Rental, 8.25%, 2/1/21	615,000	532
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	873,000	869
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	500,000	525
SPX Corp., 6.875%, 9/1/17	615,000	630
United Rentals North America, Inc., 10.875%, 6/15/16	905,000	977

Total		5,548

Consumer Products/Retailing (5.3%)
American Achievement Corp., 10.875%, 4/15/16 144A	310,000	236

Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	1,110,000	1,077
Hanesbrands, Inc., 6.375%, 12/15/20	615,000	597
Hanesbrands, Inc., 8.00%, 12/15/16	335,000	354
J. Crew Group, Inc., 8.125%, 3/1/19	655,000	549
J.C. Penney Corp., Inc., 7.40%, 4/1/37	825,000	763
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	1,290,000	1,167
Levi Strauss & Co., 7.625%, 5/15/20	615,000	572
Limited Brands, Inc., 6.625%, 4/1/21	700,000	705
Limited Brands, Inc., 8.50%, 6/15/19	580,000	655
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	1,250,000	1,374
Phillips-Van Heusen Corp., 7.375%, 5/15/20	310,000	323
RadioShack Corp., 6.75%, 5/15/19 144A	485,000	453
Revlon Consumer Products Corp., 9.75%, 11/15/15	675,000	707
Rite Aid Corp., 7.50%, 3/1/17	377,000	360
Rite Aid Corp., 9.375%, 12/15/15	540,000	464
Rite Aid Corp., 10.25%, 10/15/19	270,000	281
Rite Aid Corp., 10.375%, 7/15/16	470,000	481
Sears Holdings Corp., 6.625%, 10/15/18	1,435,000	1,184
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	610,000	650
SUPERVALU, Inc., 7.50%, 11/15/14	1,005,000	985
SUPERVALU, Inc., 8.00%, 5/1/16	1,420,000	1,342
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	455,000	455
Toys R US Property Co. I LLC, 10.75%, 7/15/17	815,000	862
Toys R US Property Co. II LLC, 8.50%, 12/1/17	810,000	790
Toys R US, Inc. - Delaware, Inc., 7.375%, 9/1/16 144A	465,000	444
Visant Corp., 10.00%, 10/1/17	615,000	569

Total		18,399

High Yield Bond Portfolio

Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

Energy (12.2%)
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,185,000	1,135
ATP Oil & Gas Corp., 11.875%, 5/1/15	925,000	644
Bill Barrett Corp., 7.625%, 10/1/19	910,000	894
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	430,000	421
Chaparral Energy, Inc., 8.25%, 9/1/21	615,000	561
Chesapeake Energy Corp., 6.125%, 2/15/21	490,000	494
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	799
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	644
Compagnie Generale de Geophysique-Veritas, 6.50%, 6/1/21 144A	725,000	653
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	905,000	928
Comstock Resources, Inc., 7.75%, 4/1/19	615,000	575
Concho Resources, Inc., 7.00%, 1/15/21	615,000	612
Connacher Oil and Gas, Ltd., 8.50%, 8/1/19 144A	1,210,000	932
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	815,000	835
Denbury Resources, Inc., 8.25%, 2/15/20	747,000	784
El Paso Corp., 7.25%, 6/1/18	590,000	660
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,268
Energy Partners, Ltd., 8.25%, 2/15/18	370,000	340
Energy Transfer Equity LP, 7.50%, 10/15/20	1,580,000	1,624
EXCO Resources, Inc., 7.50%, 9/15/18	310,000	273
Exterran Holdings, Inc., 7.25%, 12/1/18 144A	735,000	706
Forest Oil Corp., 7.25%, 6/15/19	725,000	714
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	485,000	487
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	957
Inergy LP/Inergy Finance Corp., 6.875%, 8/1/21	820,000	746
James River Escrow, Inc., 7.875%, 4/1/19 144A	250,000	210
Key Energy Services, Inc., 6.75%, 3/1/21	305,000	294

	Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Linn Energy LLC/ Linn Energy Finance Corp., 6.50%, 5/15/19 144A	755,000	695
	Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	730,000	730
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	615,000	624
	Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18	310,000	307
	McJunkin Red Man Corp., 9.50%, 12/15/16	1,310,000	1,199
	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18	1,560,000	1,544
	Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	170,000	175
	Offshore Group Investments, Ltd., 11.50%, 8/1/15	465,000	479
	OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	1,695,000	1,517
	Oil States International, Inc., 6.50%, 6/1/19 144A	605,000	591
(d)	OPTI Canada, Inc., 7.875%, 12/15/14	620,000	391
(d)	OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	1,036
	Petrohawk Energy Corp., 10.50%, 8/1/14	360,000	404
	Plains Exploration & Production Co., 6.625%, 5/1/21	850,000	834
	Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	680
	Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	801
	QEP Resources, Inc., 6.875%, 3/1/21	1,130,000	1,181
	Range Resources Corp., 5.75%, 6/1/21	725,000	752
	Rosetta Resources, Inc., 9.50%, 4/15/18	615,000	627
	SandRidge Energy, Inc., 7.50%, 3/15/21 144A	920,000	846
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	442
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	910,000	937
	SESI LLC, 6.375%, 5/1/19 144A	965,000	931
	SESI LLC, 6.875%, 6/1/14	1,145,000	1,148
	SM Energy Co., 6.625%, 2/15/19 144A	305,000	304

	Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	375,000	375
	Swift Energy Co., 8.875%, 1/15/20	900,000	945
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	925,000	920
	Venoco, Inc., 8.875%, 2/15/19	740,000	636
	W&T Offshore, Inc., 8.50%, 6/15/19 144A	905,000	878

	Total		42,119

	Financials (7.7%)
	Ally Financial, Inc., 7.50%, 9/15/20	925,000	837
	Ally Financial, Inc., 8.00%, 3/15/20	2,070,000	1,916
	Ally Financial, Inc., 8.00%, 11/1/31	1,429,000	1,283
	American General Finance Corp., 5.40%, 12/1/15	830,000	606
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	327,324	316
	CIT Group, Inc., 7.00%, 5/2/16 144A	1,440,000	1,397
	CIT Group, Inc., 7.00%, 5/2/17 144A	2,270,000	2,202
	E*TRADE Financial Corp., 6.75%, 6/1/16	605,000	603
	E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	1,280
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	410,000	409
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	965,000	961
	International Automotive Components Group S.L., 9.125%, 6/1/18 144A	300,000	280
	International Lease Finance Corp., 5.75%, 5/15/16	660,000	587
	International Lease Finance Corp., 6.25%, 5/15/19	660,000	574
	International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,330
	International Lease Finance Corp., 8.625%, 9/15/15	1,235,000	1,226
	International Lease Finance Corp., 8.75%, 3/15/17	2,535,000	2,548
	International Lease Finance Corp., 8.875%, 9/1/17	925,000	930

High Yield Bond Portfolio

Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	1,154
NB Capital Trust IV, 8.25%, 4/15/27	1,240,000	1,150
Regions Financial Corp., 7.75%, 11/10/14	1,795,000	1,790
SLM Corp., 8.00%, 3/25/20	965,000	953
SLM Corp., 8.45%, 6/15/18	970,000	1,009
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	985,000	926
Wells Fargo & Co., 7.98%, 12/31/49	560,000	577

Total		26,844

Foods (2.9%)
Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	415,000	351
Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	920,000	865
Constellation Brands, Inc., 7.25%, 9/1/16	635,000	667
Cott Beverages, Inc., 8.125%, 9/1/18	615,000	627
Cott Beverages, Inc., 8.375%, 11/15/17	905,000	923
Dean Foods Co., 7.00%, 6/1/16	820,000	773
Dean Foods Co., 9.75%, 12/15/18	820,000	830
Dole Food Co., Inc., 8.00%, 10/1/16 144A	675,000	690
Dole Food Co., Inc., 13.875%, 3/15/14	399,000	456
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	965,000	796
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	1,450,000	1,196
Pilgrim’s Pride Corp., 7.875%, 12/15/18 144A	1,435,000	1,094
Smithfield Foods, Inc., 10.00%, 7/15/14	254,000	288
TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	518

Total		10,074

Gaming/Leisure/Lodging (4.0%)
AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	894
AMC Entertainment, Inc., 9.75%, 12/1/20	980,000	887
Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,645,000	1,114
The Geo Group, Inc., 6.625%, 2/15/21	460,000	442
The Geo Group, Inc., 7.75%, 10/15/17	620,000	640
Harrah’s Operating Co., 10.00%, 12/15/18	933,000	555

	Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Harrah’s Operating Co., 11.25%, 6/1/17	1,650,000	1,664
	The Hertz Corp., 6.75%, 4/15/19	800,000	726
	Host Hotels & Resorts, Inc., 5.875%, 6/15/19 144A	180,000	172
	MGM Resorts International, 7.50%, 6/1/16	1,090,000	946
	MGM Resorts International, 9.00%, 3/15/20	745,000	767
	MGM Resorts International, 11.125%, 11/15/17	730,000	801
	Penn National Gaming, Inc., 8.75%, 8/15/19	545,000	578
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17	340,000	343
	Regal Entertainment Group, 9.125%, 8/15/18	730,000	723
	Scientific Games International, Inc., 9.25%, 6/15/19	340,000	342
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	300,000	301
	Speedway Motorsports, Inc., 6.75%, 2/1/19	430,000	410
	Speedway Motorsports, Inc., 8.75%, 6/1/16	680,000	709
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	310,000	325
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	500,000	524

	Total		13,863

	Health Care/Pharmaceuticals (7.8%)
	Accellent, Inc., 8.375%, 2/1/17	755,000	719
	Alere, Inc., 8.625%, 10/1/18	925,000	837
	Apria Healthcare Group, Inc., 11.25%, 11/1/14	965,000	926
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	680,000	626
(c)	Biomet, Inc., 10.375%, 10/15/17	1,459,500	1,496
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	665,000	632
	CDRT Merger Sub, Inc., 8.125%, 6/1/19 144A	485,000	449
	Centene Corp., 5.75%, 6/1/17	425,000	415
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,210,000	1,189

Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 144A	340,000	341
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22 144A	605,000	606
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	245,000	249
Gentiva Health Services, Inc., 11.50%, 9/1/18	915,000	727
Giant Funding Corp., 8.25%, 2/1/18 144A	740,000	740
HCA Holdings, Inc., 7.75%, 5/15/21 144A	1,230,000	1,153
HCA, Inc., 6.50%, 2/15/20	945,000	924
HCA, Inc., 7.25%, 9/15/20	1,140,000	1,151
HCA, Inc., 7.50%, 2/15/22	1,450,000	1,338
HCA, Inc., 7.875%, 2/15/20	680,000	704
HCA, Inc., 8.50%, 4/15/19	680,000	721
HCA, Inc., 9.875%, 2/15/17	87,000	94
Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,091
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19 144A	965,000	782
Kindred Escrow Corp., 8.25%, 6/1/19 144A	1,340,000	1,023
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21 144A	725,000	689
Mylan, Inc./PA, 6.00%, 11/15/18 144A	925,000	900
Mylan, Inc./PA, 7.625%, 7/15/17 144A	305,000	317
Mylan, Inc./PA, 7.875%, 7/15/20 144A	185,000	193
Patheon, Inc., 8.625%, 4/15/17 144A	645,000	548
Service Corp. International, 7.00%, 5/15/19	430,000	434
Service Corp. International, 8.00%, 11/15/21	225,000	236
Tenet Healthcare Corp., 8.875%, 7/1/19	930,000	983
Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	1,045,000	972
Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	245,000	226

High Yield Bond Portfolio

	Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	820,000	742
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	450,000	401
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	970,000	890
	Vanguard Health Systems, Inc., 0.00%, 2/1/16	17,000	11
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	655,000	625

	Total		27,100

	Media (10.5%)
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	245,000	247
	Cablevision Systems Corp., 7.75%, 4/15/18	615,000	621
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	1,229,401	1,402
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,510,000	1,427
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19 144A	490,000	474
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	1,025,000	994
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	825,000	825
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	340,000	346
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	1,670,000	1,653
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	865,000	884
	CSC Holdings LLC, 8.625%, 2/15/19	445,000	488
	CSC Holdings, Inc., 7.875%, 2/15/18	1,740,000	1,827
(c)	Dex One Corp., 12.00%, 1/29/17	1,138,054	239
	DISH DBS Corp., 6.75%, 6/1/21 144A	1,210,000	1,156
	DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,326
	DISH DBS Corp., 7.875%, 9/1/19	2,195,000	2,239
	EH Holding Corp., 6.50%, 6/15/19 144A	965,000	929

Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

Media continued
EH Holding Corp., 7.625%, 6/15/21 144A	605,000	582
Entravision Communications Corp., 8.75%, 8/1/17	310,000	291
Gannett Co., Inc., 7.125%, 9/1/18	410,000	391
Gannett Co., Inc., 9.375%, 11/15/17	505,000	543
Insight Communications Co., Inc., 9.375%, 7/15/18 144A	800,000	896
Intelsat Jackson Holdings SA, 7.25%, 4/1/19 144A	1,050,000	974
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	770,000	710
Intelsat Jackson Holdings SA, 7.50%, 4/1/21 144A	2,330,000	2,167
Intelsat Jackson Holdings SA, 8.50%, 11/1/19	1,020,000	997
Intelsat Jackson Holdings SA, 11.25%, 6/15/16	800,000	816
Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	1,935,000	1,664
The McClatchy Co., 11.50%, 2/15/17	625,000	542
Media General, Inc., 11.75%, 2/15/17	830,000	656
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	475,000	473
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	605,000	617
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	256,000	291
QVC, Inc., 7.375%, 10/15/20 144A	410,000	437
QVC, Inc., 7.50%, 10/1/19 144A	1,530,000	1,629
R. R. Donnelley & Sons Co., 7.25%, 5/15/18	360,000	325
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	1,575,000	1,575
Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	750
Virgin Media Finance PLC., 8.375%, 10/15/19	675,000	717
WMG Acquisition Corp., 11.50%, 10/1/18 144A	1,065,000	980
XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	310,000	313

Total		36,413

Other Holdings (0.0%)
General Motors Co. Escrow, 7.20%, 1/15/12	380,000	9

	Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings continued
	General Motors Co. Escrow, 8.375%, 7/15/33	3,515,000	79

	Total		88

	Real Estate (0.2%)
	DuPont Fabros Technology LP, 8.50%, 12/15/17	560,000	579

	Total		579

	Services (0.6%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	300,000	296
	Mobile Mini, Inc., 7.875%, 12/1/20	615,000	590
	Production Resource Group, Inc., 8.875%, 5/1/19 144A	455,000	411
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	610,000	663

	Total		1,960

	Technology (5.2%)
	Amkor Technology, Inc., 6.625%, 6/1/21 144A	965,000	864
	Avaya, Inc., 7.00%, 4/1/19 144A	920,000	782
	CommScope, Inc., 8.25%, 1/15/19 144A	615,000	600
	First Data Corp., 7.375%, 6/15/19 144A	870,000	772
	First Data Corp., 8.25%, 1/15/21 144A	1,335,000	1,055
	First Data Corp., 9.875%, 9/24/15	1,520,000	1,273
(c)	First Data Corp., 10.55%, 9/24/15	1,214,022	1,011
	Freescale Semiconductor, Inc., 8.05%, 2/1/20	965,000	873
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	1,140,000	1,171
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	1,105,000	1,149
	Iron Mountain, Inc., 7.75%, 10/1/19	805,000	799
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19 144A	1,230,000	1,052
	Sanmina-SCI Corp., 7.00%, 5/15/19 144A	305,000	268
	Seagate HDD Cayman, 6.875%, 5/1/20	735,000	676
	Seagate HDD Cayman, 7.00%, 11/1/21 144A	485,000	446
	Seagate HDD Cayman, 7.75%, 12/15/18 144A	1,230,000	1,205

High Yield Bond Portfolio

Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

Technology continued
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,050,000	977
SunGard Data Systems, Inc., 7.625%, 11/15/20	925,000	860
Travelport LLC, 9.875%, 9/1/14	530,000	347
West Corp., 7.875%, 1/15/19	820,000	771
West Corp., 8.625%, 10/1/18	615,000	598
West Corp., 11.00%, 10/15/16	415,000	428

Total		17,977

Telecommunications (9.0%)
Cincinnati Bell, Inc., 8.25%, 10/15/17	660,000	640
Cincinnati Bell, Inc., 8.75%, 3/15/18	1,055,000	936
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	725,000	350
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	3,035,000	2,564
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/17 144A	725,000	437
Cricket Communications, Inc., 7.75%, 10/15/20 144A	1,450,000	1,247
Cricket Communications, Inc., 7.75%, 10/15/20	1,845,000	1,605
Cricket Communications, Inc., 10.00%, 7/15/15	920,000	913
Equinix, Inc., 7.00%, 7/15/21	485,000	483
Equinix, Inc., 8.125%, 3/1/18	1,245,000	1,310
Frontier Communications Corp., 8.125%, 10/1/18	610,000	598
Frontier Communications Corp., 8.25%, 4/15/17	620,000	601
Frontier Communications Corp., 8.50%, 4/15/20	825,000	800
Frontier Communications Corp., 8.75%, 4/15/22	825,000	819
Frontier Communications Corp., 9.00%, 8/15/31	805,000	686
GCI, Inc., 8.625%, 11/15/19	1,130,000	1,178
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,135,000	999
MetroPCS Wireless, Inc., 7.875%, 9/1/18	595,000	577
Nextel Communications, Inc., 6.875%, 10/31/13	890,000	866

	Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	NII Capital Corp., 7.625%, 4/1/21	565,000	561
	NII Capital Corp., 8.875%, 12/15/19	540,000	563
	PAETEC Holding Corp., 8.875%, 6/30/17	450,000	473
	SBA Telecommunications, Inc., 8.00%, 8/15/16	680,000	712
	SBA Telecommunications, Inc., 8.25%, 8/15/19	475,000	499
	Sprint Capital Corp., 6.90%, 5/1/19	1,635,000	1,406
	Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,346
	Sprint Nextel Corp., 8.375%, 8/15/17	2,160,000	2,009
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	920,000	785
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	1,160,000	986
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	1,049,860	819
	Windstream Corp., 7.00%, 3/15/19	680,000	653
	Windstream Corp., 7.75%, 10/15/20	1,645,000	1,604
	Windstream Corp., 7.875%, 11/1/17	1,075,000	1,088

	Total		31,113

	Transportation (0.5%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	615,000	591
	Florida East Coast Railway Corp., 8.125%, 2/1/17	370,000	359
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	480,000	511
	Teekay Corp., 8.50%, 1/15/20	250,000	239

	Total		1,700

	Utilities (6.1%)
	The AES Corp., 7.375%, 7/1/21 144A	725,000	685
	The AES Corp., 7.75%, 10/15/15	1,495,000	1,517
	The AES Corp., 8.00%, 10/15/17	585,000	588
	The AES Corp., 8.00%, 6/1/20	1,170,000	1,170
	Calpine Corp., 7.50%, 2/15/21 144A	925,000	883
	Calpine Corp., 7.875%, 7/31/20 144A	1,300,000	1,255

Bonds (91.7%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16 144A	1,520,000	1,501
Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 144A	960,000	931
Dynegy Holdings, Inc., 7.50%, 6/1/15	615,000	394
Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	493
Dynegy Holdings, Inc., 8.375%, 5/1/16	885,000	536
Edison Mission Energy, 7.00%, 5/15/17	1,155,000	687
Edison Mission Energy, 7.20%, 5/15/19	1,361,000	776
Edison Mission Energy, 7.50%, 6/15/13	630,000	586
Edison Mission Energy, 7.75%, 6/15/16	1,435,000	962
Elwood Energy LLC, 8.159%, 7/5/26	1,199,232	1,175
Energy Future Holdings Corp., 10.00%, 1/15/20	820,000	795
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	690,000	673
Homer City Funding LLC, 8.137%, 10/1/19	844,800	710
Mirant Americas Generation LLC, 8.50%, 10/1/21	570,000	490
NRG Energy, Inc., 7.375%, 1/15/17	461,000	475
NRG Energy, Inc., 7.625%, 1/15/18 144A	615,000	572
NRG Energy, Inc., 7.625%, 5/15/19 144A	1,210,000	1,101
NRG Energy, Inc., 8.25%, 9/1/20	1,235,000	1,167
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	705,000	684
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	665,000	249

Total		21,055

Total Bonds
(Cost: $334,177)		317,526

Short-Term Investments (5.5%)

Autos (1.4%)
Fcar Owner Trust I, 0.20%, 10/11/11	5,000,000	4,999

Total		4,999

Finance Services (0.9%)
Alpine Securitization, 0.18%, 10/7/11	3,000,000	3,000

Total		3,000

High Yield Bond Portfolio

Short-Term Investments (5.5%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals (1.4%)
Roche Holdings, Inc., 0.07%, 10/11/11	5,000,000	5,000

Total		5,000

Oil and Gas (0.9%)
Devon Energy Corp., 0.20%, 10/11/11	3,000,000	3,000

Total		3,000

Restaurants (0.9%)
Darden Restaurants, Inc., 0.23%, 10/3/11	3,200,000	3,200

Total		3,200

Total Short-Term Investments
(Cost: $19,199)		19,199

Total Investments (98.6%)
(Cost: $360,323)(a)		341,592

Other Assets, Less
Liabilities (1.4%)		4,806

Net Assets (100.0%)		346,398

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011 the value of these securities (in thousands) was $111,827 representing 32.3% of the net assets.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $360,323 and the net unrealized depreciation of investments based on that cost was $18,731 which is comprised of $8,419 aggregate gross unrealized appreciation and $27,150 aggregate gross unrealized depreciation.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(l)	As of September 30, 2011, portfolio securities with an aggregate value of $88 (in thousands) were valued under procedures adopted by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,948	$-	$-
Preferred Stocks	-	2,919	-
Corporate Bonds	-	317,438	88
Short-Term Investments	-	19,199	-
Other Financial Instruments^	-	-	-
Total	$1,948	$339,556	$88

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2011, this Portfolio did not hold any derivative instruments.

Multi-Sector Bond Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Convertible Corporate Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas (0.4%)
	Transocean, Inc., 1.50%, 12/15/37	800,000	786

	Total Convertible Corporate Bonds
	(Cost: $783)		786

	Corporate Bonds (60.1%)

	Aerospace/Defense (1.4%)
	American Airlines Pass Through Trust, Series 2009-1, Class A, 10.375%, 7/2/19	93,862	102
	American Airlines Pass Through Trust, Series 2011-1, Class A, 5.25%, 1/31/21	199,704	182
	American Airlines Pass Through Trust, Series 2011-2, Class A, 8.625%, 10/15/21	400,000	397
(b)	AWAS Aviation Capital, Ltd., 7.00%, 10/15/16 144A	952,000	933
	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	285,575	297
	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 1/12/21	100,000	96
	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.75%, 12/17/19	280,449	295
	United Airlines Pass Through Trust, Series 2009-2, Class A, 9.75%, 1/15/17	355,737	387
	Waha Aerospace BV, 3.925%, 7/28/20 144A	270,000	277

	Total		2,966

	Autos/Vehicle Parts (1.8%)
	ArvinMeritor, Inc., 8.125%, 9/15/15	165,000	146
	ArvinMeritor, Inc., 8.75%, 3/1/12	22,000	22
(b)	Ford Motor Credit Co. LLC, 7.00%, 4/15/15	900,000	945
	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	200,000	204
	Ford Motor Credit Co. LLC, 8.00%, 6/1/14	400,000	424

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
(b)	Ford Motor Credit Co. LLC, 8.70%, 10/1/14	1,800,000	1,944
	Oshkosh Corp., 8.50%, 3/1/20	100,000	97

	Total		3,782

	Banking (15.4%)
	Abbey National Treasury Services PLC, 1.832%, 4/25/14	600,000	572
	ABN Amro Bank NV, 2.023%, 1/30/14 144A	600,000	572
(b)	Banco Bradesco SA, 2.39%, 5/16/14 144A	1,000,000	971
	Banco do Brasil SA, 1.952%, 2/15/13	300,000	300
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	214
	Banco Mercantil del Norte SA, 4.375%, 7/19/15 144A	100,000	99
	Banco Santander Brasil SA, 2.45%, 3/18/14 144A	400,000	387
	Banco Santander Brasil SA, 4.25%, 1/14/16 144A	800,000	749
	Banco Votorantim SA, 5.25%, 2/11/16 144A	400,000	395
(b)	Bank of America Corp., 5.65%, 5/1/18	1,500,000	1,424
	Bank of America Corp., 5.75%, 12/1/17	700,000	657
	Bank of America Corp., 7.375%, 5/15/14	200,000	206
	Bank of America Corp., 8.00%, 12/29/49	600,000	510
	Bank of America Corp., 8.125%, 12/29/49	200,000	170
	Barclays Bank PLC, 5.926%, 12/15/49 144A	200,000	148
	Barclays Bank PLC, 10.179%, 6/12/21 144A	560,000	593
(b)	BBVA Bancomer SA, 4.50%, 3/10/16 144A	1,100,000	1,023
(b)	The Bear Stearns LLC, 7.25%, 2/1/18	1,700,000	2,004
	BPCE SA, 2.019%, 2/7/14 144A	300,000	284
(b)	Citigroup Capital XXI, 8.30%, 12/21/57	1,200,000	1,176
	The Export-Import Bank of Korea, 3.75%, 10/20/16	700,000	683

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	The Export-Import Bank of Korea, 4.00%, 1/29/21	200,000	185
(b)	The Export-Import Bank of Korea, 4.375%, 9/15/21	1,200,000	1,130
	The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	253
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	412
	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	400,000	446
	HBOS PLC, 1.069%, 9/30/16	300,000	224
(b)	HSBC Holdings PLC, 6.50%, 5/2/36	760,000	763
(b)	ICICI Bank, Ltd., 5.50%, 3/25/15	400,000	398
	ICICI Bank, Ltd., 5.75%, 11/16/20 144A	100,000	94
	ICICI Bank, Ltd., 5.75%, 11/16/20	500,000	470
(b)	Intesa Sanpaolo SpA, 2.708%, 2/24/14 144A	1,600,000	1,441
	JPMorgan Chase & Co., 7.90%, 4/29/49	600,000	618
	Lloyds TSB Bank PLC, 4.375%, 1/12/15 144A	200,000	196
(b)	Lloyds TSB Bank PLC, 4.875%, 1/21/16	1,100,000	1,084
(b)	Lloyds TSB Bank PLC, 5.80%, 1/13/20 144A	900,000	856
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	600,000	567
(b)	Merrill Lynch & Co., 6.875%, 4/25/18	1,500,000	1,501
	Morgan Stanley, 5.95%, 12/28/17	200,000	194
	Morgan Stanley, 6.00%, 4/28/15	500,000	498
	Rabobank Nederland NV, 11.00%, 6/30/49 144A	200,000	240
(b)	Regions Financial Corp., 0.528%, 6/26/12	1,300,000	1,275
(b)	The Royal Bank of Scotland PLC, 4.875%, 8/25/14 144A	3,300,000	3,323
(b)	The Royal Bank of Scotland PLC, 4.875%, 3/16/15	1,300,000	1,273

Multi-Sector Bond Portfolio

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	510
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 5/29/18	100,000	104
	SB Capital SA, 5.40%, 3/24/17	500,000	482
	SB Capital SA, 5.499%, 7/7/15	300,000	295
	State Bank of India/London, 4.50%, 7/27/15 144A	300,000	300
	Turkiye Garanti Bankasi AS, 2.751%, 4/20/16 144A	200,000	180
	UBS AG/Stamford Branch, 5.875%, 12/20/17	100,000	103

	Total		32,552

	Basic Materials (2.8%)
	Berry Plastics Corp., 4.999%, 2/15/15	300,000	278
	Berry Plastics Corp., 8.25%, 11/15/15	400,000	407
	Celanese US Holdings LLC, 6.625%, 10/15/18	100,000	103
	CSN Resources SA, 6.50%, 7/21/20 144A	100,000	104
	CSN Resources SA, 6.50%, 7/21/20	200,000	208
	Desarrolladora Homex SAB de CV, 9.50%, 12/11/19 144A	150,000	138
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	100,000	82
	LBI Escrow Corp., 8.00%, 11/1/17 144A	243,000	262
(b)	Lyondell Chemical Co., 11.00%, 5/1/18	1,200,000	1,296
	Noble Group, Ltd., 4.875%, 8/5/15 144A	200,000	184
	Noble Group, Ltd., 4.875%, 8/5/15	200,000	184
	Noble Group, Ltd., 6.625%, 8/5/20 144A	300,000	264
	Noble Group, Ltd., 6.75%, 1/29/20 144A	500,000	440
(b)(c)	Noranda Aluminum Acquisition Corp., 4.417%, 5/15/15	600,000	540
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	300,000	279

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	600,000	602
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	200,000	193
	Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	300

	Total		5,864

	Beverage/Bottling (0.2%)
	Pernod Ricard SA, 5.75%, 4/7/21 144A	400,000	438

	Total		438

	Builders/Building Materials (0.5%)
	Agile Property Holdings, Ltd., 8.875%, 4/28/17 144A	150,000	108
	Cemex Finance LLC, 9.50%, 12/14/16 144A	900,000	652
	Corporacion GEO SAB de CV, 8.875%, 9/25/14	100,000	100
	Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	178
	Urbi Desarrollos Urbanos SAB de CV, 9.50%, 1/21/20 144A	100,000	95

	Total		1,133

	Cable/Media/Broadcasting/Satellite (2.2%)
(b)	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 4/30/12 144A	1,025,000	1,040
	Columbus International, Inc., 11.50%, 11/20/14 144A	300,000	294
	CSC Holdings LLC, 7.625%, 7/15/18	100,000	105
	CSC Holdings LLC, 8.50%, 4/15/14	300,000	324
	CSC Holdings LLC, 8.625%, 2/15/19	200,000	220
	CSC Holdings, Inc., 7.875%, 2/15/18	400,000	420
	DISH DBS Corp., 7.125%, 2/1/16	325,000	329
(b)	EchoStar DBS Corp., 7.75%, 5/31/15	700,000	717

Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Insight Communications Co., Inc., 9.375%, 7/15/18 144A	100,000	112
Quebecor Media, Inc., 7.75%, 3/15/16	700,000	699
Warner Music Group Corp., 9.50%, 6/15/16	300,000	304

Total		4,564

Consumer Products/Retailing (0.1%)
Jarden Corp., 6.125%, 11/15/22	100,000	98
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	200,000	213

Total		311

Electric Utilities (0.7%)
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	448
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	224
Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	102
Entergy Corp., 3.625%, 9/15/15	100,000	100
Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	213
Korea Hydro & Nuclear Power Co., Ltd., 3.125%, 9/16/15 144A	100,000	98
Korea Hydro & Nuclear Power Co., Ltd., 6.25%, 6/17/14	100,000	108
NV Energy, Inc., 6.25%, 11/15/20	200,000	209

Total		1,502

Energy (0.8%)
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	99
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	100,000	102
Harvest Operations Corp., 6.875%, 10/1/17 144A	100,000	100
Indo Energy Finance BV, 7.00%, 5/7/18 144A	200,000	178
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	100,000	100
Majapahit Holding BV, 7.25%, 6/28/17	100,000	108
Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	111

Multi-Sector Bond Portfolio

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	112
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	112
	Oil States International, Inc., 6.50%, 6/1/19 144A	200,000	195
	Petrohawk Energy Corp., 7.25%, 8/15/18	100,000	114
	SandRidge Energy, Inc., 7.50%, 3/15/21 144A	200,000	184
	SandRidge Energy, Inc., 8.75%, 1/15/20	100,000	98
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	100,000	103

	Total		1,716

	Financials (1.1%)
(b)	CIT Group, Inc., 5.25%, 4/1/14 144A	1,200,000	1,161
	CIT Group, Inc., 7.00%, 5/1/14	299,190	304
	CIT Group, Inc., 7.00%, 5/1/15	800,000	794
	Usiminas Commercial, Ltd., 7.25%, 1/18/18 144A	100,000	106

	Total		2,365

	Gas Pipelines (0.7%)
	El Paso Corp., 7.875%, 6/15/12	100,000	104
	El Paso Corp., 8.25%, 2/15/16	100,000	116
(b)	El Paso Corp., 12.00%, 12/12/13	800,000	942
	NGPL PipeCo LLC, 7.119%, 12/15/17 144A	200,000	211
	Selectica, 8.75%, 11/15/15	500,000	-

	Total		1,373

	Health Care/Pharmaceuticals (3.5%)
	Baptist Health South Florida Obligated Group, 4.59%, 8/15/21	100,000	109
(b)	Biomet, Inc., 10.00%, 10/15/17	548,000	564
(c)	Biomet, Inc., 10.375%, 10/15/17	300,000	308
	Biomet, Inc., 11.625%, 10/15/17	200,000	207
(k)	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,345
(k)	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,575,000	1,547
	DaVita, Inc., 6.375%, 11/1/18	400,000	384

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
(b)	HCA, Inc., 6.50%, 2/15/20	1,000,000	978
	HCA, Inc., 7.875%, 2/15/20	300,000	311
	HCA, Inc., 8.50%, 4/15/19	400,000	424
	HCA, Inc., 9.875%, 2/15/17	130,000	140
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	100,000	104
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	300,000	314
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	600,000	558

	Total		7,293

	Independent Finance (5.2%)
	Ally Financial, Inc., 3.478%, 2/11/14	800,000	735
(b)	Ally Financial, Inc., 3.751%, 6/20/14	1,000,000	913
	Ally Financial, Inc., 6.625%, 5/15/12	400,000	403
	Ally Financial, Inc., 6.75%, 12/1/14	200,000	191
	Ally Financial, Inc., 7.50%, 12/31/13	400,000	406
	Ally Financial, Inc., 8.30%, 2/12/15	300,000	297
	American International Group, Inc., 5.05%, 10/1/15	300,000	294
	American International Group, Inc., 5.60%, 10/18/16	200,000	198
(k)	American International Group, Inc., 5.85%, 1/16/18	2,400,000	2,378
	Fibria Overseas Finance, Ltd., 6.75%, 3/3/21 144A	200,000	179
	Fibria Overseas Finance, Ltd., 7.50%, 5/4/20 144A	400,000	376
	Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	200,000	202
	Ineos Finance PLC, 9.00%, 5/15/15 144A	500,000	475
	International Lease Finance Corp., 5.40%, 2/15/12	700,000	695
	LBG Capital No.1 PLC, 8.50%, 12/17/49 144A	660,000	449
	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	188,273	154
	Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	275

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Independent Finance continued
	TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	401
	TNK-BP Finance SA, 7.50%, 3/13/13 144A	200,000	206
	TNK-BP Finance SA, 7.50%, 3/13/13	600,000	618
	TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	104
	TNK-BP Finance SA, 7.875%, 3/13/18	500,000	520
	Vnesheconombank Via VEB Finance, Ltd., 6.80%, 11/22/25	100,000	94
	Vnesheconombank Via VEB Finance, Ltd., 6.902%, 7/9/20	400,000	392

	Total		10,955

	Industrial - Other (0.0%)
	Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20 144A	100,000	93

	Total		93

	Metals/Mining (2.5%)
	Alcoa, Inc., 6.75%, 7/15/18	200,000	214
	Alrosa Finance SA, 7.75%, 11/3/20 144A	500,000	471
	AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	98
	ArcelorMittal, 7.00%, 10/15/39	100,000	89
	CSN Islands IX Corp., 10.00%, 1/15/15	200,000	231
	CSN Islands XI Corp., 6.875%, 9/21/19 144A	700,000	737
	Gerdau Holdings, Inc., 7.00%, 1/20/20 144A	200,000	205
	Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	615
	Gerdau Trade, Inc., 5.75%, 1/30/21 144A	800,000	758
	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	200,000	184
	Peabody Energy Corp., 6.50%, 9/15/20	200,000	211
(b)	Steel Dynamics, Inc., 7.375%, 11/1/12	900,000	920
	Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	388
	Vale Overseas, Ltd., 6.875%, 11/21/36	100,000	108

	Total		5,229

	Oil and Gas (8.1%)
	Anadarko Finance Co., 7.50%, 5/1/31	100,000	118

Multi-Sector Bond Portfolio

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Anadarko Petroleum Corp., 5.95%, 9/15/16	300,000	328
	Anadarko Petroleum Corp., 6.375%, 9/15/17	300,000	337
	Continental Resources, Inc., 7.125%, 4/1/21	100,000	101
	Ecopetrol SA, 7.625%, 7/23/19	720,000	839
	Gaz Capital SA, 7.288%, 8/16/37	700,000	682
	Gazprom OAO, 5.625%, 7/22/13	41,856	42
(k)	Gazprom OAO, 8.625%, 4/28/34	1,000,000	1,150
(b)	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	1,000,000	980
(k)	Indian Oil Corp., Ltd., 4.75%, 1/22/15	1,100,000	1,125
	KazMunaiGaz Finance Sub BV, 6.375%, 4/9/21 144A	900,000	873
	KazMunaiGaz Finance Sub BV, 7.00%, 5/5/20 144A	300,000	300
	KazMunaiGaz Finance Sub BV, 8.375%, 7/2/13	300,000	312
	KazMunaiGaz Finance Sub BV, 11.75%, 1/23/15	700,000	801
	Nakilat, Inc., 6.067%, 12/31/33	200,000	216
	Newfield Exploration Co., 6.875%, 2/1/20	300,000	309
	Newfield Exploration Co., 7.125%, 5/15/18	100,000	104
(k)	Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,559
	Petrobras International Finance Co., 5.375%, 1/27/21	200,000	202
	Petrobras International Finance Co., 5.875%, 3/1/18	600,000	625
	Petrobras International Finance Co., 7.875%, 3/15/19	230,000	267
	Petroleos de Venezuela SA, 4.90%, 10/28/14	100,000	68
	Petroleos de Venezuela SA, 5.00%, 10/28/15	100,000	60
	Petroleos de Venezuela SA, 8.50%, 11/2/17	100,000	66
(k)	Petroleos Mexicanos, 4.875%, 3/15/15	1,490,000	1,561
(k)	Petroleos Mexicanos, 8.00%, 5/3/19	1,000,000	1,220
	Pride International, Inc., 8.50%, 6/15/19	500,000	627

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.298%, 9/30/20	440,600	475
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 9/30/19	300,000	357
(b)	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	950
	Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	100,091	102
	TransCapitalInvest, Ltd., 7.70%, 8/7/13	200,000	212
	TransCapitalInvest, Ltd. for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	204

	Total		17,172

	Other Finance (3.7%)
(b)	Banque PSA Finance, 2.274%, 4/4/14 144A	1,000,000	943
(b)	Banque PSA Finance, 4.375%, 4/4/16 144A	1,000,000	958
	Braskem Finance, Ltd., 5.75%, 4/15/21 144A	250,000	228
	CEDC Finance Corp. International, Inc., 9.125%, 12/1/16 144A	100,000	72
	CVS Pass-Through Trust, 7.507%, 1/10/32 144A	96,917	114
	Lazard Group LLC, 6.85%, 6/15/17	300,000	330
	RCI Banque SA, 2.261%, 4/11/14 144A	900,000	851
	RCI Banque SA, 4.60%, 4/12/16 144A	500,000	491
(k)	SLM Corp., 5.00%, 4/15/15	1,100,000	1,026
(k)	SLM Corp., 6.25%, 1/25/16	1,900,000	1,865
	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 144A	95,069	98
(b)	Toll Brothers Finance Corp., 5.15%, 5/15/15	900,000	908

	Total		7,884

	Paper and Forest Products (0.6%)
	Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	300,000	349
	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400,000	419
	Georgia-Pacific LLC, 8.00%, 1/15/24	100,000	117
	Georgia-Pacific LLC, 8.875%, 5/15/31	300,000	375

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Paper and Forest Products continued
	Sino-Forest Corp., 6.25%, 10/21/17 144A	112,000	28

	Total		1,288

	Property and Casualty Insurance (0.1%)
	Hanover Insurance Group, 6.375%, 6/15/21	100,000	105

	Total		105

	Railroads (0.1%)
	Kazakhstan Temir Zholy Finance BV, 6.375%, 10/6/20 144A	200,000	196

	Total		196

	Real Estate Investment Trusts (0.8%)
	Longfor Properties Co., Ltd., 9.50%, 4/7/16 144A	200,000	154
(k)	SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,063
	Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	400,000	412
	Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150,000	156

	Total		1,785

	Services (0.3%)
	ARAMARK Corp., 3.754%, 2/1/15	250,000	231
	Hutchison Whampoa International, Ltd., 5.75%, 9/11/19	200,000	216
	Pearson PLC, 5.50%, 5/6/13 144A	100,000	107

	Total		554

	Technology (0.2%)
	Audatex North America, Inc., 6.75%, 6/15/18 144A	100,000	99
	SunGard Data Systems, Inc.,10.625%, 5/15/15	300,000	313

	Total		412

	Telecommunications (2.9%)
(k)	America Movil SAB de CV, 2.375%, 9/8/16	1,100,000	1,064
(k)	Brocade Communications Systems, Inc., 6.875%, 1/15/20	1,300,000	1,328
	Frontier Communications Corp.,7.125%, 3/15/19	125,000	119
	Frontier Communications Corp.,7.875%, 4/15/15	100,000	100

Multi-Sector Bond Portfolio

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Qtel International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	200
	Qwest Corp., 7.25%, 9/15/25	500,000	482
	Qwest Corp., 7.625%, 6/15/15	100,000	107
	Sprint Capital Corp., 8.375%, 3/15/12	600,000	606
	Telesat Canada/Telesat LLC, 11.00%, 11/1/15	300,000	321
	tw telecom holdings, inc., 8.00%, 3/1/18	600,000	624
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 7.748%, 2/2/21 144A	200,000	166
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	300,000	255
	Windstream Corp., 7.875%, 11/1/17	100,000	101
	Windstream Corp., 8.125%, 8/1/13	600,000	632
	Windstream Corp., 8.625%, 8/1/16	109,000	112

	Total		6,217

	Tobacco (1.0%)
(b)	Altria Group, Inc., 9.70%, 11/10/18	700,000	928
(k)	Altria Group, Inc., 10.20%, 2/6/39	800,000	1,159
	Reynolds American, Inc., 6.75%, 6/15/17	50,000	58

	Total		2,145

	Transportation (0.4%)
	DP World, Ltd., 6.85%, 7/2/37	200,000	182
	RZD Capital, Ltd., 5.739%, 4/3/17	600,000	597

	Total		779

	Utilities (1.1%)
	The AES Corp., 7.75%, 3/1/14	700,000	714
	The AES Corp., 8.00%, 10/15/17	100,000	101
	The AES Corp., 8.00%, 6/1/20	300,000	300
	Calpine Corp., 7.25%, 10/15/17 144A	200,000	193
(k)	NRG Energy, Inc., 7.375%, 1/15/17	1,030,000	1,062

	Total		2,370

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Yankee Sovereign (1.9%)
(k)	Colombia Government International Bond, 8.125%, 5/21/24	1,200,000	1,591
	Indonesia Government International Bond, 6.75%, 3/10/14	500,000	538
	Indonesia Government International Bond, 6.875%, 1/17/18	100,000	112
(b)	Peruvian Government International Bond, 7.35%, 7/21/25	800,000	996
	Qatar Government International Bond, 5.25%, 1/20/20 144A	200,000	220
	Russian Government International Bond, 7.50%, 3/31/30	315,630	355
	Turkey Government International Bond, 7.25%, 3/5/38	100,000	111
	Venezuela Government International Bond, 7.75%, 10/13/19	100,000	63
	Venezuela Government International Bond, 8.25%, 10/13/24	200,000	118

	Total		4,104

	Total Corporate Bonds
	(Cost: $128,388)		127,147

	Foreign Bonds (16.3%)

	Autos / Vehicle Parts (0.5%)
	Fiat Finance & Trade SA, 6.625%, 2/15/13	300,000	386
	Fiat Finance & Trade SA, 7.625%, 9/15/14	500,000	636
	Fiat Finance & Trade SA, 9.00%, 7/30/12	100,000	136

	Total		1,158

	Banking (2.4%)
	Banco do Brasil SA, 4.50%, 1/20/16 144A	500,000	650
(k)	Citigroup, Inc., 7.375%, 9/4/19	1,250,000	1,821
(k)	Morgan Stanley, 1.87%, 3/1/13	1,300,000	1,646
	The Royal Bank of Scotland PLC, 1.999%, 3/30/15	1,100,000	890

	Total		5,007

	Basic Materials (0.8%)
	Grohe Holding GmbH, 5.528%, 9/15/17	100,000	121
	Grohe Holdings GmbH, 4.48%, 1/15/14	157,000	194

	Foreign Bonds (16.3%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Kinove German Bondco GmbH, 10.00%, 6/15/18	400,000	458
	Rhodia SA, 4.355%, 10/15/13	256,822	343
	Rhodia SA, 7.00%, 5/15/18	100,000	147
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19	300,000	384

	Total		1,647

	Beverage/Bottling (0.1%)
	OI European Group BV, 6.75%, 9/15/20	200,000	246

	Total		246

	Cable/Media/Broadcasting/Satellite (1.0%)
(k)	UPC Holding BV, 8.375%, 8/15/20	1,300,000	1,498
	Ziggo Bond Co. BV, 8.00%, 5/15/18	500,000	645

	Total		2,143

	Energy (0.0%)
	NXP BV/NXP Funding LLC, 4.355%, 10/15/13	77,393	99

	Total		99

	Finance Lessors (0.1%)
	The Great Rolling Stock Co., 6.875%, 7/27/35	100,000	173

	Total		173

	Governments (7.4%)
	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A	300,000	386
	Banque Centrale de Tunisie, 6.25%, 2/20/13	300,000	411
	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/12	265,000	144
	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/13	101,000	55
	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/14	85,000	45
(k)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17	2,603,000	1,336
	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/21	604,000	301
(k)	Canada Housing Trust No. 1, 3.80%, 6/15/21	1,800,000	1,886

Multi-Sector Bond Portfolio

	Foreign Bonds (16.3%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
(k)	Indonesia Treasury Bond, 10.00%, 2/15/28	21,000,000,000	2,963
(k)	Mexican Bonos, 6.00%, 6/18/15	47,000,000	3,490
	Province of Ontario Canada, 4.00%, 6/2/21	100,000	102
(k)	Province of Ontario Canada, 4.20%, 3/8/18	1,900,000	2,008
	Province of Ontario Canada, 4.20%, 6/2/20	300,000	313
(k)	Province of Quebec Canada, 4.50%, 12/1/18	1,700,000	1,816
	Province of Quebec Canada, 4.50%, 12/1/19	300,000	319

	Total		15,575

	Independent Finance (1.8%)
	Conti-Gummi Finance BV, 8.50%, 7/15/15	400,000	549
(k)	General Electric Capital Corp., 4.625%, 9/15/66	980,000	1,037
	HeidelbergCement Finance BV, 7.50%, 10/31/14	600,000	820
	HeidelbergCement Finance BV, 8.00%, 1/31/17	300,000	392
	LBG Capital No. 1 PLC, 11.04%, 3/19/20	500,000	675
	LBG Capital No.1 PLC, 7.869%, 8/25/20	100,000	113
	Mondi Finance PLC, 5.75%, 4/3/17	100,000	131
	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A	100,000	121

	Total		3,838

	Other Finance (1.1%)
	ING Groep NV, 5.14%, 3/17/49	600,000	580
	IPIC GMTN, Ltd., 4.875%, 5/14/16	700,000	964
	New South Wales Treasury Corp., 2.75%, 11/20/25	300,000	338
	UPCB Finance II, Ltd., 6.375%, 7/1/20	400,000	461

	Total		2,343

	Property and Casualty Insurance (0.1%)
	American International Group, Inc., 8.625%, 5/22/38	100,000	130

	Total		130

	Foreign Bonds (16.3%)	Shares/ $ Par	Value $ (000’s)

	Retail Food and Drug (0.0%)
	Spirit Issuer PLC, 6.582%, 12/28/18	100,000	129

	Total		129

	Services (0.3%)
	Franz Haniel & Cie GmbH, 6.75%, 10/23/14	400,000	555

	Total		555

	Structured Products (0.4%)
	EMF-NL BV, 2.406%, 4/17/41	300,000	303
	Eurosail-NL BV, 2.356%, 10/17/40	244,430	295
	Real Estate Capital No. 5 PLC, 1.063%, 7/25/16	192,549	284

	Total		882

	Telecommunications (0.3%)
	Virgin Media Secured Finance PLC, 7.00%, 1/15/18	400,000	638

	Total		638

	Total Foreign Bonds
	(Cost: $36,838)		34,563

	Governments (2.0%)

	Governments (2.0%)
(k)	US Treasury, 2.125%, 8/15/21	2,100,000	2,137
(k)	US Treasury, 3.75%, 8/15/41	1,900,000	2,212

	Total Governments
	(Cost: $4,221)		4,349

	Municipal Bonds (4.9%)

	Municipal Bonds (4.9%)
	Alameda County California Association of Joint Powers Authorities, Series 2010-A, 7.046%, 12/1/44 RB	100,000	119
	American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	135
	Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	257

Municipal Bonds (4.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	75
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	700,000	490
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	229
California State, Series 2010, 7.30%, 10/1/39 GO	200,000	238
California State, Series 2010, 7.70%, 11/1/30 GO	200,000	228
The California State University, Series 2010-B, 6.484%, 11/1/41 RB	300,000	342
Chicago Illinois Water Revenue, Series 2010-B, 6.742%, 11/1/40 RB	100,000	128
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	268
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE, FGIC	100,000	68
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	64
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	70
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	355
Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	135
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	123

Multi-Sector Bond Portfolio

Municipal Bonds (4.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	247
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	127
New Jersey Turnpike Authority, Series 2010-A, 7.102%, 1/1/41 RB	200,000	268
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	123
New York City Municipal Water Finance Authority, Series 2010-EE, 6.011%, 6/15/42 RB	300,000	382
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	354
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	604
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	118
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	253
North Texas Tollway Authority, Series 2010-B2, 8.91%, 2/1/30 RB	100,000	113
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	127
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	269
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	200,000	206

	Municipal Bonds (4.9%)	Shares/ $ Par	Value $ (000’s)

	Municipal Bonds continued
(b)	Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB	1,100,000	1,279
	San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	108
	San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	104
	State of California, Series 2010, 7.60%, 11/1/40 GO	100,000	124
	Tennessee State School Bond Authority, Series 2010, 4.848%, 9/15/27 GO	100,000	107
	Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	69
(b)	Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,285,000	933
	Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB	800,000	908
	University of California Regents Medical Center, Series 2010-H, 6.398%, 5/15/31 RB	100,000	116
	University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	121
	Total Municipal Bonds
	(Cost: $9,230)		10,384

	Structured Products (6.3%)

	Structured Products (6.3%)
	Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.455%, 9/20/22 144A	32,614	32
	Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	400,000	368

Structured Products (6.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.037%, 9/25/45	15,756	12
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.62%, 6/10/49	100,000	105
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.726%, 2/10/51	100,000	105
Banc of America Funding Corp., Series 2007-D, Class 1A4, 0.461%, 6/20/47	300,000	209
Banc of America Funding Corp., Series 2007-6, Class A1, 0.525%, 7/25/37	245,106	152
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.267%, 11/20/35	481,451	336
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A1, 2.727%, 10/25/35	33,397	33
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 4.77%, 7/25/34	62,587	59
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.195%, 5/25/47	63,284	41
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 5.064%, 11/25/36	603,319	338
Bear Stearns Asset Backed Securities, Series 2006-HE10, Class 1A2, 0.435%, 12/25/36	100,000	57
Bear Stearns Asset Backed Securities I Trust, Series 2004-B01, Class 1A3, 0.785%, 10/25/34	688,456	660
Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class A2, 5.853%, 6/11/40	243,792	249
CHL Mortgage Pass-Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	749,630	647

Multi-Sector Bond Portfolio

Structured Products (6.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2C, 0.445%, 12/25/36	100,000	29
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 5.624%, 9/25/37	62,633	37
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 2A3A, 5.884%, 9/25/37	287,645	170
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.426%, 12/20/46	98,241	49
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.441%, 7/20/46	42,275	16
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.543%, 11/20/35	22,330	13
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 1.242%, 12/25/35	20,296	12
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	970,424	669
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	86,104	84
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	93,605	93
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.495%, 5/25/36	129,441	109
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.525%, 7/25/36	100,000	34
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	247,538	230

Structured Products (6.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.884%, 7/25/36	100,000	42
Federal National Mortgage Association, Series 2003-W6, Class F, 0.585%, 9/25/42	62,542	62
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	77,675	79
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	1,300,000	1,072
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.756%, 9/25/35	56,364	52
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.795%, 1/25/36	12,104	9
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	525,160	456
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.475%, 7/25/35	6,461	4
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.586%, 10/25/34	93,128	80
JPMorgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.55%, 7/25/35	107,587	95
JPMorgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.738%, 6/25/37	336,735	298
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.736%, 3/26/37 144A	595,967	530
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 5.418%, 12/25/35	1,341,365	1,101
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A3B, 5.656%, 2/12/39	100,000	101

Structured Products (6.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.585%, 2/25/33	101,455	79
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 5.087%, 7/25/35	1,133,747	952
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.002%, 3/25/35	634,753	411
SLM Student Loan Trust, Series 2011-B, Class A3, 2.479%, 5/15/42 144A	100,000	98
SLM Student Loan Trust, Series 2010-A, Class 1A, 3.20%, 12/15/44 144A	81,745	83
Structured Asset Securities Corp., Series 2006-GEL4, Class A1, 0.355%, 10/25/36 144A	4,662	5
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.365%, 6/25/37	234,051	226
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.309%, 6/15/20 144A	123,630	108
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 0.319%, 9/15/21 144A	327,882	316
WaMu Mortgage Pass-Through Certificates, Series 2007-0A1, Class A1A, 0.942%, 2/25/47	43,830	25
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 2.555%, 3/25/36	851,694	631
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1, 2.643%, 2/25/37	45,860	32
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 2.734%, 7/25/36	13,562	10

Multi-Sector Bond Portfolio

	Structured Products (6.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.738%, 4/25/36	403,655	303
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.742%, 7/25/36	830,047	622
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	97,103	97
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.068%, 11/25/37	436,573	336

	Total Structured Products
	(Cost: $14,368)		13,263

	Purchased Options (0.0%)

	Purchased Options (0.0%)
	Call - Chicago Board Of Trade 90 Day Euro$ Commodity Futures, Strike Price 99.37, 3/2012	38	7

	Total Purchased Options
	(Cost: $8)		7

	Short-Term Investments (8.3%)

	Federal Government & Agencies (0.4%)
	Federal Home Loan Bank, 0.00%, 10/26/11	800,000	800

	Total		800

	Government (7.9%)
(b)	US Treasury Bill, 0.005%, 11/17/11	128,000	128
(b)	US Treasury Bill, 0.01%, 12/22/11	200,000	200
(b)	US Treasury Bill, 0.012%, 1/19/12	1,000,000	1,000
(b)	US Treasury Bill, 0.015%, 1/19/12	60,000	60
(b)	US Treasury Bill, 0.015%, 3/1/12	200,000	200
(b)	US Treasury Bill, 0.017%, 3/15/12	300,000	300
(b)	US Treasury Bill, 0.023%, 3/1/12	1,300,000	1,299
(b)	US Treasury Bill, 0.027%, 2/23/12	60,000	60
(b)	US Treasury Bill, 0.027%, 3/22/12	800,000	800

	Short-Term Investments (8.3%)	Shares/ $ Par	Value $ (000’s)

	Government continued
(b)	US Treasury Bill, 0.03%, 3/22/12	3,400,000	3,399
(b)	US Treasury Bill, 0.032%, 3/1/12	470,000	470
(b)	US Treasury Bill, 0.035%, 3/1/12	53,000	53
(b)	US Treasury Bill, 0.035%, 3/29/12	7,800,000	7,799
(b)	US Treasury Bill, 0.047%, 3/1/12	163,000	163
(b)	US Treasury Bill, 0.047%, 3/15/12	470,000	470
(b)	US Treasury Bill, 0.060%, 3/1/12	41,000	41
(b)	US Treasury Bill, 0.26%, 3/8/12	230,000	230

	Total		16,672

	Total Short-Term Investments
	(Cost: $17,472)		17,472

	Total Investments (98.3%)
	(Cost: $211,308)(a)		207,971

	Other Assets, Less
	Liabilities (1.7%)		3,563

	Net Assets (100.0%)		211,534

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011 the value of these securities (in thousands) was $39,037 representing 18.4% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

FGIC — Financial Guaranty Insurance Co.

NATL-RE — National Public Finance Guarantee Corp.

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $211,308 and the net unrealized depreciation of investments based on that cost was $3,337 which is comprised of $5,036 aggregate gross unrealized appreciation and $8,373 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Futures (Long) (Total Notional Value at September 30, 2011, $18,101)	74	3/14	$195
90 Day Euro $ Commodity Futures (Long) (Total Notional Value at September 30, 2011, $18,055)	74	6/14	207
Euro-Bobl Medium-Term Futures (Long) (Total Notional Value at September 30, 2011, $13,528)	78	12/11	(8)
Long Gilt Futures (Long) (Total Notional Value at September 30, 2011, $4,915)	24	12/11	(17)
US Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2011, $7,824)	56	12/11	163
US Ten Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2011, $26,028)	201	12/11	121

(c)	PIK — Payment In Kind

(h)	Forward foreign currency contracts outstanding on September 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Citibank, N.A.	AUD	912	10/11	$-	$(5)	$(5)
Sell	JP Morgan Chase Bank, N.A.	AUD	1,326	10/11	20	-	20
Sell	BNP Paribas S.A.	BRL	783	11/11	70	-	70
Sell	HSBC Bank USA	BRL	3,580	11/11	333	-	333
Buy	JP Morgan Chase Bank, N.A.	CAD	128	11/11	-	(7)	(7)
Sell	Morgan Stanley & Co., Inc.	CAD	2,650	11/11	49	-	49
Sell	Royal Bank Of Canada	CAD	5,313	11/11	303	-	303
Buy	BNP Paribas S.A.	CNY	6,245	2/12	10	-	10
Buy	JP Morgan Chase Bank, N.A.	CNY	48,441	2/12	107	-	107
Buy	Goldman Sachs International	CNY	4,784	6/12	3	-	3
Buy	HSBC Bank USA	CNY	10,072	6/12	-	(15)	(15)
Buy	JP Morgan Chase Bank, N.A.	CNY	6,388	6/12	7	-	7
Buy	Royal Bank of Scotland PLC	CNY	1,900	6/12	-	(1)	(1)
Buy	Citibank, N.A.	CNY	4,361	2/13	-	(21)	(21)
Buy	Goldman Sachs International	CNY	7,472	2/13	-	(36)	(36)
Sell	Barclays Bank PLC	CNY	4,625	2/12	-	(5)	(5)
Sell	HSBC Bank USA	CNY	16,828	2/12	-	(37)	(37)
Buy	Barclays Bank PLC	EUR	351	11/11	-	(12)	(12)
Buy	JP Morgan Chase Bank, N.A.	EUR	85	11/11	-	(7)	(7)
Sell	Credit Suisse International	EUR	266	10/11	15	-	15
Sell	Morgan Stanley & Co., Inc.	EUR	266	10/11	14	-	14
Sell	Barclays Bank PLC	EUR	91	11/11	3	-	3
Sell	Citibank, N.A.	EUR	324	11/11	13	-	13
Sell	Royal Bank of Scotland PLC	EUR	14,820	11/11	1,346	-	1,346
Sell	UBS AG	EUR	275	11/11	4	-	4
Sell	Barclays Bank PLC	GBP	1,899	12/11	72	-	72
Sell	JP Morgan Chase Bank, N.A.	IDR	21,552,000	10/11	61	-	61
Buy	JP Morgan Chase Bank, N.A.	INR	88,222	7/12	-	(137)	(137)
Sell	Barclays Bank PLC	INR	85,450	11/11	161	-	161
Buy	Barclays Bank PLC	JPY	231,201	10/11	19	-	19
Sell	Citibank, N.A.	JPY	226,042	10/11	-	(118)	(118)

Multi-Sector Bond Portfolio

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	JP Morgan Chase Bank, N.A.	KRW	4,142,652	11/11	$-		$(382)	$(382)
Sell	Barclays Bank PLC	KRW	4,147,260	11/11	390		-	390
Buy	Morgan Stanley & Co., Inc.	MXN	21,445	11/11	-		(289)	(289)
Sell	Citibank, N.A.	MXN	10,869	11/11	90		-	90
Sell	HSBC Bank USA	MXN	12,459	11/11	106		-	106
Sell	Morgan Stanley & Co., Inc.	MXN	97	11/11	1		-	1
Sell	UBS AG	MXN	47,228	11/11	572		-	572
Sell	Citibank, N.A.	PHP	1,148	3/12	- (m	)	-	- (m )
Buy	Citibank, N.A.	SGD	225	12/11	-		(6)	(6)
Buy	Royal Bank of Scotland PLC	SGD	400	12/11	-		(25)	(25)
Buy	UBS AG	SGD	1,645	12/11	-		(107)	(107)
Sell	HSBC Bank USA	SGD	2,296	12/11	6		-	6
Sell	HSBC Bank USA	ZAR	99	10/11	2		-	2

					$3,777		$(1,210)	$2,567

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican New Peso

PHP — Philippines Peso

SGD — Singapore Dollar

ZAR — South African Rand

(i)	Written options outstanding on September 30, 2011.

Options on exchange traded futures contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CBOT 90 Day Euro $ Commodity	$99.500	3/12	15	$(4)

(Premiums Received $5)				$(4)

CBOT — Chicago Board of Trade

Options on over-the-counter swaps

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expirate Date	Notional Amount (000’s)	Value (000’s)
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	3.00%	10/11	1,800	$(146)
Put - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.25%	10/11	1,800	- (m )
Put - OTC 3-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.75%	6/12	3,700	(2)
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.25%	9/12	1,800	(1)

(Premiums Received $70)							$(149)

OTC — Over-the-Counter

(j)	Swap agreements outstanding on September 30, 2011.

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.80%	6/16 MXN	5,900	$1
28 Day Mexico Interbank TIIE Banxico	HSBC Bank USA	Pay	5.80%	6/16 MXN	5,800	1

Multi-Sector Bond Portfolio

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.60%	9/16 MXN	72,000	$(60)
Brazil Cetip Interbank Deposit	Barclays Bank PLC	Pay	0.00%	1/13 BRL	500	6
Brazil Cetip Interbank Deposit	BNP Paribas S.A.	Pay	0.00%	1/13 BRL	700	11
Brazil Cetip Interbank Deposit	BNP Paribas S.A.	Pay	0.00%	1/13 BRL	5,400	60
Brazil Cetip Interbank Deposit	BNP Paribas S.A.	Pay	0.00%	1/13 BRL	6,600	3
Brazil Cetip Interbank Deposit	Morgan Stanley Capital Services LLC	Pay	0.00%	1/13 BRL	10,300	113
Brazil Cetip Interbank Deposit	UBS AG	Pay	0.00%	1/13 BRL	12,100	130
Brazil Cetip Interbank Deposit	BNP Paribas S.A.	Pay	0.00%	1/14 BRL	4,800	(1)
Brazil Cetip Interbank Deposit	BNP Paribas S.A.	Pay	0.00%	1/14 BRL	5,400	74
Brazil Cetip Interbank Deposit	HSBC Bank USA	Pay	0.00%	1/14 BRL	200	3
Brazil Cetip Interbank Deposit	JP Morgan Chase Bank, N.A.	Pay	0.00%	1/14 BRL	4,000	(1)
Brazil Cetip Interbank Deposit	UBS AG	Pay	0.00%	1/14 BRL	3,400	44
Brazil Cetip Interbank Deposit	UBS AG	Pay	0.00%	1/14 BRL	4,000	(3)

						$381

Credit Default Swaps

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas S.A.	Sell	1.00%	6/21 USD	300	$(45)
Alcoa, Inc., 5.72%, 2/23/19	Goldman Sachs International	Sell	1.00%	6/18 USD	500	(58)
American International Group, Inc., 6.25%, 5/1/36	UBS AG	Sell	5.00%	9/12 USD	300	18
American International Group, Inc., 6.25%, 5/1/36	UBS AG	Sell	5.00%	9/14 USD	100	12
Arcelormittal, 6.125%, 6/1/18	Barclays Bank PLC	Sell	1.00%	6/16 EUR	350	(67)
BMW Finance NV, 5.00%, 8/6/18	Goldman Sachs International	Sell	1.00%	9/16 EUR	300	(17)
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	1.00%	6/15 USD	500	(8)
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	5.00%	6/15 USD	200	23
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	5.00%	9/15 USD	100	13
BP Capital Markets America, Inc., 4.20%, 6/15/18	JP Morgan Chase Bank, N.A.	Sell	5.00%	6/15 USD	100	11
Brazilian Government International Bond, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	12/15 USD	1,200	(40)
Brazilian Government International Bond, 12.25%, 3/6/30	Morgan Stanley Capital Services, Inc.	Sell	1.00%	12/12 USD	700	(1)
CDX Emerging Markets Index, Series 13	HSBC Bank USA	Sell	5.00%	6/15 USD	1,200	(30)
CDX Emerging Markets Index, Series 13	Morgan Stanley Capital Services, Inc.	Sell	5.00%	6/15 USD	300	(14)
CDX Emerging Markets Index, Series 14	Barclays Bank PLC	Sell	5.00%	12/15 USD	200	(9)
CDX Emerging Markets Index, Series 14	HSBC Bank USA	Sell	5.00%	12/15 USD	200	(9)
CDX Emerging Markets Index, Series 14	Morgan Stanley Capital Services, Inc.	Sell	5.00%	12/15 USD	200	(10)
CDX North America High Yield Index, Series 16	Barclays Bank PLC	Sell	5.00%	6/16 USD	1,000	(90)
CDX North America Investment Grade Index, Series 17	BNP Paribas S.A.	Sell	1.00%	12/16 USD	5,300	(24)
Codelco, Inc., 7.50%, 1/15/19	Barclays Bank PLC	Sell	1.00%	12/11 USD	600	-
Conti-Gummi Finance BV, 8.50%, 7/15/15	Barclays Bank PLC	Sell	5.00%	12/13 EUR	400	(11)
Credit Default Index (CDX) Emerging Markets Index, Series 13	Barclays Bank PLC	Sell	5.00%	6/15 USD	1,400	(65)
Dow Jones CDX NA High Yield Index, Series 9	Morgan Stanley Capital Services, Inc.	Sell	3.75%	12/12 USD	4,300	(8)
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	Sell	1.00%	9/21 USD	1,200	(80)

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	Sell	1.00%	9/21 USD	300	$(20)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	9/21 USD	400	(27)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	9/16 USD	600	(10)
NRG Energy, Inc., 7.375%, 2/1/16	Barclays Bank PLC	Sell	5.00%	6/16 USD	1,100	(94)
NRG Energy, Inc., 7.375%, 2/1/16	Citibank N.A.	Sell	5.00%	6/16 USD	200	(19)
People’s Republic of China, 4.75%, 10/29/13	Morgan Stanley Capital Services, Inc.	Sell	1.00%	9/16 USD	200	(10)
Petrobras International Finance Co., 8.375%, 12/10/18	JP Morgan Chase Bank, N.A.	Sell	1.00%	12/12 USD	5,600	(13)
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services, Inc.	Sell	1.00%	12/12 USD	1,600	1
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services, Inc.	Sell	1.00%	9/15 USD	200	(3)
Philippine Government International Bond, 10.625%, 3/16/25	Morgan Stanley Capital Services, Inc.	Sell	2.44%	9/17 USD	100	(2)
Republic of China, 4.75%, 10/29/13	Barclays Bank PLC	Sell	1.00%	9/15 USD	100	(4)
Republic of China, 4.75%, 10/29/13	Barclays Bank PLC	Sell	1.00%	9/15 USD	200	(8)
Republic of China, 4.75%, 10/29/13	BNP Paribas S.A.	Sell	1.00%	9/15 USD	100	(4)
Republic of China, 4.75%, 10/29/13	HSBC Bank USA	Sell	1.00%	9/15 USD	100	(4)
Republic of China, 4.75%, 10/29/13	Morgan Stanley Capital Services, Inc.	Sell	1.00%	9/15 USD	200	(7)
Republic of China, 4.75%, 10/29/13	Royal Bank of Scotland PLC	Sell	1.00%	9/15 USD	100	(4)
Republic of China, 4.75%, 10/29/13	Royal Bank of Scotland PLC	Sell	1.00%	9/15 USD	200	(7)
TNK-BP Finance SA, 7.50%, 7/18/16	HSBC Bank USA	Sell	1.00%	12/12 USD	700	(6)
Tokyo Electric Power, Co., 0.675%, 5/30/13	Citibank N.A.	Sell	1.00%	9/12 JPY	11,800	(11)
United Mexican States, 7.50%, 4/8/33	Citibank N.A.	Sell	1.00%	9/16 USD	500	(9)

						$(770)

(k)	Cash or securities with an aggregate value of $45,893 (in thousands) has been pledged as collateral for swap contracts outstanding or written options on September 30, 2011.

(m)	Amount is less than one thousand.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$4,349	$-
Foreign Bonds	-	38,667	-
Municipal Bonds	-	10,384	-
Corporate Bonds	-	123,829	-
Structured Products	-	13,263	-
Purchased Options	7	-	-
Short-Term Investments	-	17,472	-
Other Financial Instruments^
Futures	686	-	-
Forward Currency Contracts	-	3,777	-
Interest Rate Swaps	-	446	-
Credit Default Swaps	-	78	-
Liabilities:
Other Financial Instruments^
Futures	(25)	-	-
Forward Currency Contracts	-	(1,210)	-
Written Options	-	(153)	-
Interest Rate Swaps	-	(65)	-
Credit Default Swaps	-	(848)	-
Total	$668	$209,989	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Commodities Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2011 (unaudited)

Governments (84.3%)	Shares/ $ Par	Value $ (000’s)

Governments (84.3%)
Federal Farm Credit Bank, 0.220%, 11/18/13	4,750,000	4,749
Federal Farm Credit Bank, 0.252%, 8/22/13	3,000,000	3,000
Federal Farm Credit Bank, 0.285%, 4/26/13	3,430,000	3,432
Federal Farm Credit Bank, 0.95%, 3/5/12	3,300,000	3,312
Federal Home Loan Bank, 0.13%, 2/24/12	3,000,000	3,000
Federal Home Loan Bank, 0.162%, 2/9/12	3,700,000	3,700
Federal Home Loan Bank, 0.162%, 11/1/12	4,000,000	3,999
Federal Home Loan Bank, 0.31%, 3/15/13	4,000,000	4,000
Federal Home Loan Bank, 0.35%, 7/24/12	2,000,000	1,999
Federal Home Loan Bank, 0.45%, 9/21/12	3,000,000	3,000
Federal Home Loan Mortgage Corp., 1.25%, 5/3/12	2,000,000	2,012
Federal National Mortgage Association, 0.18%, 3/14/13	2,000,000	1,998
Federal National Mortgage Association, 0.25%, 1/10/13	2,000,000	1,999
Federal National Mortgage Association, 0.26%, 11/23/12	3,185,000	3,185
Federal National Mortgage Association, 1.00%, 11/23/11	2,500,000	2,503
US Treasury, 0.875%, 1/31/12	1,000,000	1,003
US Treasury, 0.875%, 2/29/12	4,000,000	4,013
US Treasury, 1.00%, 10/31/11	3,000,000	3,002
US Treasury, 1.00%, 12/31/11	3,500,000	3,508
US Treasury, 1.00%, 3/31/12	3,000,000	3,013
US Treasury, 1.00%, 4/30/12	2,000,000	2,010

Total Governments (Cost: $62,441)		62,437

Short-Term Investments (12.2%)

Federal Government & Agencies (12.2%)
Federal Home Loan Mortgage Corp., 0.10%, 2/21/12	4,000,000	4,000

	Short-Term Investments (12.2%)	Shares/ $ Par	Value $ (000’s)

	Federal Government & Agencies continued
	Federal Home Loan Mortgage Corp., 0.11%, 12/21/11	3,000,000	3,000
	Federal National Mortgage Association, 0.13%, 1/5/12	1,000,000	1,000
(k)	Federal National Mortgage Association, 0.14%, 1/3/12	1,000,000	1,000

	Total Short-Term Investments (Cost: $8,997)		9,000

	Total Investments (96.5%) (Cost: $71,438)(a)		71,437

	Other Assets, Less Liabilities (3.5%)		2,617

	Net Assets (100.0%)		74,054

Commodities Return Strategy Portfolio

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $71,438 and the net unrealized depreciation of investments based on that cost was $1 which is comprised of $11 aggregate gross unrealized appreciation and $12 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on September 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	10/11	3,775	$(176)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	10/11	24,659	(1,104)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	10/11	3,789	(170)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	10/11	4,575	(214)
Dow Jones-UBS Commodity Index	Societe Generale	USTB3M	DJUBS	10/11	9,202	(430)
Dow Jones-UBS Commodity Index	Societe Generale	USTB3M	DJUBS	10/11	10,140	(454)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/11	5,980	(280)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/11	15,173	(679)
						$(3,507)

USTB3M — US T-Bill 3-Month Auction Results Index plus Financing Fee

DJUBS — Dow Jones-UBS Commodity Index Total Return

(k)	Cash in the amount of $3,330 (in thousands) and securities with an aggregate value of $1,000 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2011.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$62,437	$-
Short-Term Investments	-	9,000	-
Liabilities:
Total Return Swaps	-	(3,507)	-
Total	$-	$67,930	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Balanced Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Domestic Common Stocks and Warrants (37.1%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (24.5%)

	Consumer Discretionary (2.9%)
	Abercrombie & Fitch Co. - Class A	44,400	2,733
*	Amazon.com, Inc.	36,100	7,806
	Coach, Inc.	96,000	4,976
*	DIRECTV - Class A	138,450	5,850
*	Discovery Communications, Inc.	103,200	3,627
*	General Motors Co.	5,146	104
*	General Motors Co. - A Warrants	4,679	54
*	General Motors Co. - B Warrants	4,679	37
	The Home Depot, Inc.	129,900	4,270
	Johnson Controls, Inc.	143,800	3,792
	Kohl’s Corp.	66,600	3,270
*	Las Vegas Sands Corp.	88,800	3,405
	Limited Brands, Inc.	116,000	4,467
	McDonald’s Corp.	114,300	10,038
	NIKE, Inc. - Class B	31,500	2,694
*	Priceline.com, Inc.	8,500	3,820

	Total		60,943

	Consumer Staples (2.5%)
	The Coca-Cola Co.	205,900	13,911
	Costco Wholesale Corp.	95,100	7,810
	CVS Caremark Corp.	124,200	4,171
	The Estee Lauder Cos., Inc. - Class A	33,200	2,916
*	Hansen Natural Corp.	32,097	2,802
	Kimberly-Clark Corp.	38,400	2,727
	Mead Johnson Nutrition Co.	90,200	6,208
	Philip Morris International, Inc.	187,600	11,702

	Total		52,247

	Energy (2.3%)
	Anadarko Petroleum Corp.	69,000	4,351
	Apache Corp.	34,700	2,784
	Chevron Corp.	27,100	2,507
	ConocoPhillips	35,900	2,273
	Exxon Mobil Corp.	233,600	16,966
	Halliburton Co.	175,300	5,350
	Kinder Morgan Energy Partners LP	21,500	1,470
	Occidental Petroleum Corp.	66,300	4,741
	Schlumberger, Ltd.	147,800	8,828

	Total		49,270

	Financials (1.0%)
	American Express Co.	188,700	8,473
	The Goldman Sachs Group, Inc.	4,200	397

	Domestic Common Stocks and Warrants (37.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	HCP, Inc.	66,200	2,321
	JPMorgan Chase & Co.	65,500	1,973
	MetLife, Inc.	90,900	2,546
	New York Community Bancorp, Inc.	141,300	1,681
	Wells Fargo & Co.	113,300	2,733

	Total		20,124

	Health Care (3.2%)
	Abbott Laboratories	12,400	634
*	Alexion Pharmaceuticals, Inc.	68,800	4,407
	Allergan, Inc.	73,500	6,055
	AmerisourceBergen Corp.	190,400	7,096
	Bristol-Myers Squibb Co.	197,600	6,201
*	Celgene Corp.	106,600	6,601
*	Cerner Corp.	104,600	7,167
	Covidien PLC	51,800	2,284
*	Express Scripts, Inc.	145,000	5,375
*	Intuitive Surgical, Inc.	19,400	7,067
	Johnson & Johnson	30,200	1,924
	Merck & Co., Inc.	74,500	2,437
	Pfizer, Inc.	143,300	2,534
*	Thermo Fisher Scientific, Inc.	60,800	3,079
	WellPoint, Inc.	69,400	4,531

	Total		67,392

	Industrials (2.3%)
	Caterpillar, Inc.	66,400	4,903
	Cummins, Inc.	67,600	5,520
	Danaher Corp.	145,250	6,092
	Emerson Electric Co.	58,500	2,417
	FedEx Corp.	87,600	5,929
	Honeywell International, Inc.	157,650	6,922
	Illinois Tool Works, Inc.	103,200	4,293
	PACCAR, Inc.	107,900	3,649
	Pitney Bowes, Inc.	103,900	1,953
	Precision Castparts Corp.	18,300	2,845
	Union Pacific Corp.	59,850	4,888

	Total		49,411

	Information Technology (7.4%)
	Altera Corp.	54,800	1,728
*	Apple, Inc.	82,000	31,257
*	Baidu, Inc., ADR	26,200	2,801
	Broadcom Corp. - Class A	140,700	4,684
*	Check Point Software Technologies, Ltd.	62,800	3,313
	Cisco Systems, Inc.	433,900	6,721
*	Citrix Systems, Inc.	86,700	4,728
*	Cognizant Technology Solutions Corp. - Class A	103,400	6,483
*	EMC Corp.	231,100	4,851
*	Freescale Semiconductor Holdings I, Ltd.	194,600	2,146

Balanced Portfolio

	Domestic Common Stocks and Warrants (37.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Google, Inc. - Class A	23,900	12,294
	Intel Corp.	203,400	4,339
	International Business Machines Corp.	125,000	21,879
*	Juniper Networks, Inc.	40,900	706
	MasterCard, Inc. - Class A	19,800	6,280
	Microsoft Corp.	556,100	13,841
	Oracle Corp.	425,000	12,214
	Paychex, Inc.	70,400	1,856
	Qualcomm, Inc.	163,600	7,956
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	199,500	2,280
*	VMware, Inc. - Class A	18,600	1,495
	Western Union Co.	156,100	2,387

	Total		156,239

	Materials (1.0%)
	CF Industries Holdings, Inc.	15,500	1,912
	Freeport-McMoRan Copper & Gold, Inc.	137,500	4,187
	LyondellBasell Industries NV - Class A	96,800	2,365
	Potash Corp. of Saskatchewan, Inc.	78,800	3,406
	Praxair, Inc.	78,500	7,338
	Southern Copper Corp.	33,600	840

	Total		20,048

	Telecommunication Services (0.9%)
*	American Tower Corp. - Class A	146,300	7,871
	AT&T, Inc.	88,500	2,524
	CenturyLink, Inc.	60,200	1,994
	China Mobile, Ltd., ADR	49,900	2,431
	Deutsche Telekom AG, ADR	51,100	599
	France Telecom SA, ADR	30,800	504
	Verizon Communications, Inc.	74,100	2,727
	Vodafone Group PLC, ADR	36,500	936

	Total		19,586

	Utilities (1.0%)
	Ameren Corp.	89,000	2,650
	American Electric Power Co., Inc.	69,100	2,627
	CenterPoint Energy, Inc.	152,800	2,998
	Consolidated Edison, Inc.	49,100	2,800
	Dominion Resources, Inc.	41,750	2,120
	Exelon Corp.	59,200	2,522
	PPL Corp.	97,100	2,771
	Southern Co.	63,400	2,686

	Total		21,174

	Total Large Cap Common Stocks		516,434

	Mid Cap Common Stocks (10.1%)

	Consumer Discretionary (1.7%)
*	Bed Bath & Beyond, Inc.	53,600	3,072
*	BorgWarner, Inc.	24,200	1,465

	Domestic Common Stocks and Warrants (37.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Chico’s FAS, Inc.	189,100	2,161
	DeVry, Inc.	31,000	1,146
*	Dollar Tree, Inc.	24,300	1,825
	Fortune Brands, Inc.	26,800	1,449
*	GameStop Corp. - Class A	67,500	1,559
	The Interpublic Group of Cos., Inc.	92,100	663
*	Jack in the Box, Inc.	115,388	2,299
	Macy’s, Inc.	50,300	1,324
	The McGraw-Hill Cos., Inc.	41,400	1,697
	Nordstrom, Inc.	45,100	2,060
*	O’Reilly Automotive, Inc.	101,800	6,783
*	Penn National Gaming, Inc.	52,300	1,741
	Polaris Industries, Inc.	34,600	1,729
	Starbucks Corp.	103,800	3,871
*	Urban Outfitters, Inc.	42,500	949

	Total		35,793

	Consumer Staples (0.1%)
*	Ralcorp Holdings, Inc.	23,400	1,795

	Total		1,795

	Energy (0.8%)
*	Cameron International Corp.	78,900	3,278
	Cimarex Energy Co.	27,700	1,543
	Core Laboratories N.V.	17,100	1,536
*	Denbury Resources, Inc.	137,800	1,585
*	FMC Technologies, Inc.	25,500	959
*	Oasis Petroleum, Inc.	162,800	3,635
	SM Energy Co.	23,000	1,395
*	Weatherford International, Ltd.	311,500	3,803

	Total		17,734

	Financials (0.6%)
	Assured Guaranty, Ltd.	91,700	1,008
*	CB Richard Ellis Group, Inc. - Class A	93,800	1,262
	DuPont Fabros Technology, Inc.	64,000	1,260
*	E*TRADE Financial Corp.	67,697	617
*	IntercontinentalExchange, Inc.	20,200	2,389
	Invesco, Ltd.	175,881	2,728
	Lazard, Ltd. - Class A	54,800	1,156
	Raymond James Financial, Inc.	75,100	1,950

	Total		12,370

	Health Care (0.8%)
*	Covance, Inc.	46,700	2,122
*	DaVita, Inc.	41,900	2,626
*	Health Management Associates, Inc. - Class A	84,400	584
*	IDEXX Laboratories, Inc.	18,400	1,269
*	Illumina, Inc.	44,200	1,809
*	Mettler-Toledo International, Inc.	24,100	3,373
	Pharmaceutical Product Development, Inc.	199,200	5,111

	Total		16,894

Balanced Portfolio

	Domestic Common Stocks and Warrants (37.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials (1.5%)
*	BE Aerospace, Inc.	78,600	2,602
	Cooper Industries PLC	26,900	1,241
*	Corrections Corp. of America	159,200	3,612
	Dover Corp.	176,200	8,211
	Expeditors International of Washington, Inc.	57,600	2,336
*	Foster Wheeler AG	162,700	2,894
	Joy Global, Inc.	19,600	1,223
*	Kansas City Southern	17,500	874
	MSC Industrial Direct Co., Inc. - Class A	42,100	2,377
*	Owens Corning, Inc.	41,600	902
	Robert Half International, Inc.	73,200	1,553
	Roper Industries, Inc.	48,700	3,356

	Total		31,181

	Information Technology (2.0%)
*	Alliance Data Systems Corp.	34,700	3,217
	Amphenol Corp. - Class A	84,000	3,425
*	Atmel Corp.	133,600	1,078
*	Autodesk, Inc.	105,300	2,925
	Avago Technologies, Ltd.	245,500	8,045
*	BMC Software, Inc.	143,200	5,522
*	F5 Networks, Inc.	14,400	1,023
	Global Payments, Inc.	66,400	2,682
*	Informatica Corp.	40,300	1,650
	Microchip Technology, Inc.	131,800	4,100
*	Skyworks Solutions, Inc.	68,500	1,229
*	Teradata Corp.	23,200	1,242
*	VeriFone Systems, Inc.	65,500	2,294
*	Zebra Technologies Corp. - Class A	81,800	2,531

	Total		40,963

	Materials (0.3%)
	Ecolab, Inc.	43,200	2,112
	PPG Industries, Inc.	35,600	2,515
*	Solutia, Inc.	65,649	844
	Titanium Metals Corp.	83,900	1,257

	Total		6,728

	Other Holdings (2.0%)
	iShares iBoxx $ High Yield Corporate Bond Fund	256,840	21,248
	SPDR Barclays Capital High Yield Bond ETF	586,900	21,240

	Total		42,488

	Telecommunication Services (0.3%)
*	NII Holdings, Inc.	51,200	1,380
*	SBA Communications Corp. - Class A	78,700	2,714
	Windstream Corp.	195,500	2,279

	Total		6,373

	Total Mid Cap Common Stocks		212,319

	Domestic Common Stocks and Warrants (37.1%)	Shares/ $ Par	Value $ (000’s)

	Small Cap Common Stocks (2.5%)

	Consumer Discretionary (0.4%)
*	American Public Education, Inc.	16,700	568
*	Bally Technologies, Inc.	9,900	267
*	Bravo Brio Restaurant Group, Inc.	37,550	625
*	Deckers Outdoor Corp.	6,800	634
*	Dex One Corp.	12,630	7
*	Genesco, Inc.	20,350	1,049
*	Grand Canyon Education, Inc.	38,950	629
*	LKQ Corp.	45,100	1,090
	The Men’s Wearhouse, Inc.	26,550	692
	Monro Muffler Brake, Inc.	24,600	811
*	Red Robin Gourmet Burgers, Inc.	20,000	482
*	Shuffle Master, Inc.	54,100	455
*	Ulta Salon, Cosmetics & Fragrance, Inc.	5,350	333
*	Vera Bradley, Inc.	29,000	1,045

	Total		8,687

	Consumer Staples (0.1%)
*	Heckmann Corp.	157,700	834
*	Primo Water Corp.	38,155	215
*	TreeHouse Foods, Inc.	12,800	792
*	United Natural Foods, Inc.	25,050	928

	Total		2,769

	Energy (0.2%)
*	Brigham Exploration Co.	32,350	817
	CARBO Ceramics, Inc.	5,850	600
*	Carrizo Oil & Gas, Inc.	36,350	783
*	Gulfport Energy Corp.	36,150	874
*	Superior Energy Services, Inc.	32,150	844
*	Swift Energy Co.	24,650	600

	Total		4,518

	Financials (0.2%)
*	Altisource Portfolio Solutions SA	8,300	294
	Boston Private Financial Holdings, Inc.	92,850	546
	East West Bancorp, Inc.	27,800	414
*	First Cash Financial Services, Inc.	9,650	405
*	MF Global Holdings, Ltd.	51,700	213
	MFA Financial, Inc.	43,953	309
*	Portfolio Recovery Associates, Inc.	15,700	977
*	WisdomTree Investments, Inc.	17,600	124

	Total		3,282

	Health Care (0.4%)
*	Align Technology, Inc.	33,550	509
*	DexCom, Inc.	88,141	1,058
*	Endologix, Inc.	60,314	605
*	Exact Sciences Corp.	85,700	568
*	Fluidigm Corp.	23,950	334

Balanced Portfolio

	Domestic Common Stocks and Warrants (37.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Impax Laboratories, Inc.	25,050	449
*	IPC The Hospitalist Co.	24,900	889
*	MAP Pharmaceuticals, Inc.	19,900	291
*	NxStage Medical, Inc.	40,500	845
*	Omnicell, Inc.	58,106	801
	U.S. Physical Therapy, Inc.	15,900	294
*	Volcano Corp.	22,800	675

	Total		7,318

	Industrials (0.4%)
	Actuant Corp. - Class A	14,850	293
*	Chart Industries, Inc.	17,250	727
	Forward Air Corp.	18,150	462
*	GrafTech International, Ltd.	36,550	464
*	Heritage-Crystal Clean, Inc.	5,600	102
*	Higher One Holdings, Inc.	64,300	1,046
*	Hub Group, Inc. - Class A	29,350	830
*	Huron Consulting Group, Inc.	10,732	334
*	The Keyw Holding Corp.	26,250	187
	Knoll, Inc.	35,537	487
*	Mistras Group, Inc.	16,091	283
*	Polypore International, Inc.	19,250	1,088
	Robbins & Myers, Inc.	10,800	375
	Snap-on, Inc.	14,400	639
	Tennant Co.	13,600	481
*	TransDigm Group, Inc.	9,550	780
*	WESCO International, Inc.	5,399	181

	Total		8,759

	Information Technology (0.7%)
*	Advanced Energy Industries, Inc.	48,328	417
*	Ancestry.com, Inc.	14,850	349
*	BroadSoft, Inc.	8,550	259
*	Calix, Inc.	50,650	395
*	Cardtronics, Inc.	71,000	1,627
*	Concur Technologies, Inc.	18,000	670
*	Cornerstone OnDemand, Inc.	14,600	183
*	Dice Holdings, Inc.	64,450	504
*	Diodes, Inc.	28,050	503
*	Equinix, Inc.	7,023	624
*	EZchip Semiconductor, Ltd.	20,100	668
*	Finisar Corp.	32,900	577
*	InterXion Holding NV	8,500	100
*	Microsemi Corp.	34,900	558
	MKS Instruments, Inc.	23,100	502
*	Nanometrics, Inc.	41,700	605
	Pegasystems, Inc.	16,550	507
*	RightNow Technologies, Inc.	27,816	919
*	Riverbed Technology, Inc.	18,100	361
*	Sourcefire, Inc.	62,750	1,679
*	SPS Commerce, Inc.	42,000	684
*	SuccessFactors, Inc.	20,000	460
*	Synchronoss Technologies, Inc.	30,200	752
*	The Ultimate Software Group, Inc.	26,350	1,231

	Total		15,134

Domestic Common Stocks and Warrants (37.1%)	Shares/ $ Par	Value $ (000’s)

Materials (0.1%)
Balchem Corp.	17,861	666
Kronos Worldwide, Inc.	25,500	410

Total		1,076

Other Holdings (0.0%)
Market Vectors Junior Gold Miners ETF	26,250	739

Total		739

Telecommunication Services (0.0%)
AboveNet, Inc.	11,650	624

Total		624

Total Small Cap Common Stocks		52,906

Total Domestic Common Stocks and Warrants (Cost: $743,229)		781,659

Foreign Common Stocks (2.7%)

Other Holdings (2.7%)
iShares MSCI EAFE Index Fund	431,200	20,590
Vanguard Emerging Markets ETF	1,007,060	36,143

Total Foreign Common Stocks (Cost: $69,199)		56,733

Preferred Stocks (0.1%)

Finance Services (0.1%)
Ally Financial, Inc, 7.00%, 12/31/11	357	239
Ally Financial, Inc., 8.50%, 5/15/16	31,671	545
GMAC Capital Trust I, 8.125%, 2/15/40	11,788	212

Total Preferred Stocks (Cost: $1,404)		996

Investment Grade Segment (12.5%)

Aerospace/Defense (0.2%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	180,000	213
Boeing Capital Corp., 2.125%, 8/15/16	830,000	840
Goodrich Corp., 4.875%, 3/1/20	85,000	96
L-3 Communications Corp., 5.20%, 10/15/19	1,025,000	1,081
Lockheed Martin Corp., 3.35%, 9/15/21	1,050,000	1,040
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 144A	455,000	444
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 144A	450,000	386

Total		4,100

Balanced Portfolio

Investment Grade Segment (12.5%)	Shares/ $ Par	Value $ (000’s)

Auto Manufacturing (0.9%)
American Honda Finance Corp., 0.639%, 11/7/12 144A	15,000,000	15,018
American Honda Finance Corp., 2.60%, 9/20/16 144A	760,000	763
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	60,000	58
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	655,000	659
Daimler Finance North America LLC, 3.875%, 9/15/21 144A	100,000	98
Kia Motors Corp., 3.625%, 6/14/16 144A	265,000	264
PACCAR Financial Corp., 1.95%, 12/17/12	170,000	172
PACCAR, Inc., 6.875%, 2/15/14	80,000	91
Toyota Motor Credit Corp., 2.00%, 9/15/16	1,000,000	995
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	730,000	736

Total		18,854

Banking (3.3%)
ABN Amro Bank NV, 2.023%, 1/30/14 144A	8,500,000	8,098
Bank of America Corp., 3.625%, 3/17/16	580,000	528
Bank of America Corp., 3.75%, 7/12/16	940,000	855
Bank of America Corp., 5.00%, 5/13/21	200,000	178
Bank of America Corp., 5.625%, 7/1/20	155,000	143
Bank of America Corp., 5.75%, 12/1/17	870,000	816
Bank of America Corp., 6.00%, 9/1/17	830,000	799
The Bank of New York Mellon Corp., 3.55%, 9/23/21	305,000	304
Barclays Bank PLC, 5.00%, 9/22/16	100,000	100
Barclays Bank PLC, 6.05%, 12/4/17 144A	140,000	129
BNP Paribas, 7.195%, 12/31/49 144A	300,000	230
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	6,000,000	5,829
Cie de Financement Foncier, 2.50%, 9/16/15 144A	2,000,000	1,975
Citigroup, Inc., 3.953%, 6/15/16	3,590,000	3,582
Citigroup, Inc., 5.375%, 8/9/20	390,000	404
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	732
Credit Agricole SA, 6.637%, 12/31/49 144A	310,000	179
Credit Suisse Guernsey, 5.86%, 12/31/49	105,000	82
Credit Suisse of New York, 4.375%, 8/5/20	1,720,000	1,664
Eksportfinans ASA, 2.00%, 9/15/15	4,000,000	4,083
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	1,815,000	1,767
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	100,000	103
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,125,000	1,157
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	865
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	50,000	52
HSBC Bank PLC, 4.75%, 1/19/21 144A	380,000	393
HSBC Holdings PLC, 5.10%, 4/5/21	590,000	608
Jefferies Group, Inc., 5.125%, 4/13/18	1,165,000	1,091
JPMorgan Chase & Co., 3.15%, 7/5/16	4,555,000	4,525
JPMorgan Chase & Co., 4.35%, 8/15/21	1,195,000	1,208
JPMorgan Chase & Co., 6.00%, 1/15/18	540,000	601
JPMorgan Chase & Co., 7.90%, 4/29/49	275,000	283
Lloyds TSB Bank PLC, 2.603%, 1/24/14	5,000,000	4,867
Lloyds TSB Bank PLC, 4.875%, 1/21/16	395,000	389
Merrill Lynch & Co., 6.22%, 9/15/26	375,000	317
Merrill Lynch & Co., 6.40%, 8/28/17	2,185,000	2,119
Morgan Stanley, 2.875%, 7/28/14	780,000	743
Morgan Stanley, 3.80%, 4/29/16	1,945,000	1,793

Investment Grade Segment (12.5%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Morgan Stanley, 5.75%, 1/25/21	390,000	359
Morgan Stanley, 7.30%, 5/13/19	60,000	62
Nordea Bank AB, 4.875%, 1/27/20 144A	320,000	333
PNC Funding Corp., 2.70%, 9/19/16	200,000	200
PNC Funding Corp., 4.375%, 8/11/20	995,000	1,032
The Royal Bank of Scotland PLC, 6.125%, 1/11/21	590,000	583
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	380,000	352
Standard Chartered PLC, 3.20%, 5/12/16 144A	655,000	650
State Street Corp., 2.875%, 3/7/16	1,170,000	1,196
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	447
U.S. Bancorp, 3.442%, 2/1/16	700,000	711
UBS Preferred Funding Trust V, 6.243%, 12/31/49	200,000	149
Union Bank, 3.00%, 6/6/16	780,000	777
USB Capital XIII Trust, 6.625%, 12/15/39	190,000	191
Wachovia Corp., 5.75%, 2/1/18	215,000	242
Wells Fargo & Co., 0.343%, 1/24/12	5,000,000	5,000
Wells Fargo & Co., 3.676%, 6/15/16	1,000,000	1,041
Wells Fargo & Co., 4.60%, 4/1/21	715,000	764
Wells Fargo & Co., 7.98%, 12/31/49	255,000	263
Westpac Banking Corp., 3.00%, 8/4/15	865,000	881

Total		68,824

Beverage/Bottling (0.2%)
Anheuser-Busch Cos., Inc., 4.50%, 4/1/18	40,000	43
Anheuser-Busch Cos., Inc., 5.75%, 4/1/36	255,000	309
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	220,000	256
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,020,000	1,540
The Coca-Cola Co., 3.15%, 11/15/20	775,000	800
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	302
PepsiCo, Inc., 3.125%, 11/1/20	300,000	308
PepsiCo, Inc., 7.90%, 11/1/18	80,000	106
Pernod Ricard SA, 5.75%, 4/7/21 144A	1,090,000	1,195

Total		4,859

Cable/Media/Broadcasting/Satellite (0.6%)
Comcast Corp., 6.95%, 8/15/37	330,000	395
DIRECTV Holdings LLC/DIRECTV Financing Co., 6.375%, 3/1/41	930,000	1,040
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	655,000	676
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 3/1/21	790,000	836
Discovery Communications LLC, 4.375%, 6/15/21	85,000	88
Discovery Communications LLC, 5.05%, 6/1/20	225,000	246
Discovery Communications LLC, 6.35%, 6/1/40	170,000	199
Gannett Co., Inc., 7.125%, 9/1/18	195,000	186
Historic TW, Inc., 6.625%, 5/15/29	580,000	666
Historic TW, Inc., 6.875%, 6/15/18	195,000	230
NBCUniversal Media LLC, 2.875%, 4/1/16	1,140,000	1,160
NBCUniversal Media LLC, 5.95%, 4/1/41	230,000	256
NBCUniversal Media LLC, 6.40%, 4/30/40	180,000	210
News America, Inc., 4.50%, 2/15/21	665,000	668
News America, Inc., 6.15%, 2/15/41	820,000	867
News America, Inc., 6.90%, 8/15/39	120,000	137
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,256

Balanced Portfolio

Investment Grade Segment (12.5%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Time Warner Cable, Inc., 5.00%, 2/1/20	270,000	287
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	2,113
Time Warner, Inc., 4.70%, 1/15/21	195,000	204
Time Warner, Inc., 4.75%, 3/29/21	790,000	829
Time Warner, Inc., 6.25%, 3/29/41	750,000	856

Total		13,405

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 4.25%, 11/15/20	930,000	935
The Dow Chemical Co., 7.60%, 5/15/14	460,000	522
Eastman Chemical Co., 7.25%, 1/15/24	85,000	105
Monsanto Co., 5.125%, 4/15/18	55,000	65

Total		1,627

Consumer Products (0.1%)
Fortune Brands, Inc., 5.375%, 1/15/16	172,000	190
The Procter & Gamble Co., 1.45%, 8/15/16	625,000	625
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	830
Unilever Capital Corp., 2.75%, 2/10/16	1,090,000	1,152

Total		2,797

Electric Utilities (1.0%)
Alabama Power Co., 3.95%, 6/1/21	780,000	847
Ameren Corp., 8.875%, 5/15/14	300,000	339
Appalachian Power Co., 4.60%, 3/30/21	390,000	422
Arizona Public Service Co., 5.05%, 9/1/41	355,000	387
Arizona Public Service Co., 8.75%, 3/1/19	95,000	119
Bruce Mansfield Unit, 6.85%, 6/1/34	494,547	529
Carolina Power & Light, Co., 3.00%, 9/15/21	220,000	222
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	470
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	447
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	433
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	137
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	123
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	180
The Detroit Edison Co., 3.45%, 10/1/20	410,000	422
DTE Energy Co., 6.375%, 4/15/33	175,000	212
Duke Energy Corp., 6.25%, 6/15/18	40,000	48
Duke Energy Indiana, Inc., 3.75%, 7/15/20	775,000	824
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,067
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	603
FirstEnergy Corp., 7.375%, 11/15/31	570,000	703
FirstEnergy Solutions Corp., 6.05%, 8/15/21	230,000	255
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	507,701	511
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	967
Nevada Power Co., 5.95%, 3/15/16	60,000	70
Nextera Energy, Inc., 4.50%, 6/1/21	800,000	846
NSTAR, 4.50%, 11/15/19	40,000	44
Ohio Edison Co., 6.875%, 7/15/36	145,000	180
Ohio Power Co., 5.375%, 10/1/21	375,000	420
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,175,000	1,204
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	262
PacifiCorp., 3.85%, 6/15/21	780,000	833
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	241
PPL Electric Utilities Corp., 3.00%, 9/15/21	160,000	160
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	175

	Investment Grade Segment (12.5%)	Shares/ $ Par	Value $ (000’s)

	Electric Utilities continued
	Public Service Co. of Colorado, 3.20%, 11/15/20	520,000	529
	Public Service Co. of Colorado, 5.80%, 8/1/18	140,000	169
	Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,570
	Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	707
	San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	266
	Sempra Energy, 6.15%, 6/15/18	250,000	294
	South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	370
	Tampa Electric Co., 5.40%, 5/15/21	530,000	610
	Tampa Electric Co., 6.10%, 5/15/18	405,000	488
	Union Electric Co., 6.40%, 6/15/17	180,000	214
	Union Electric Co., 6.70%, 2/1/19	180,000	221
	Virginia Electric & Power Co., 3.45%, 9/1/22	680,000	697
	Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	65

	Total		20,902

	Electronics (0.2%)
	Hewlett-Packard Co., 2.125%, 9/13/15	915,000	907
	Hewlett-Packard Co., 3.00%, 9/15/16	555,000	560
	Hewlett-Packard Co., 4.30%, 6/1/21	780,000	787
	International Business Machines Corp., 1.95%, 7/22/16	400,000	404
	International Business Machines Corp., 2.00%, 1/5/16	520,000	527

	Total		3,185

	Food Processors (0.1%)
(e)	Archer-Daniels-Midland Co., 4.479%, 3/1/21	230,000	258
	Kraft Foods, Inc., 6.125%, 2/1/18	410,000	481
	Kraft Foods, Inc., 6.50%, 8/11/17	410,000	487
	Kraft Foods, Inc., 6.50%, 2/9/40	415,000	507
	Mead Johnson Nutrition Co., 4.90%, 11/1/19	640,000	716

	Total		2,449

	Gas Pipelines (0.3%)
	CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	163
	Energy Transfer Partners LP, 4.65%, 6/1/21	1,035,000	983
	Energy Transfer Partners LP, 6.70%, 7/1/18	305,000	341
	Enterprise Products Operating LLC, 3.20%, 2/1/16	1,170,000	1,195
	Kinder Morgan Energy Partners LP, 4.15%, 3/1/22	795,000	785
	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	125,000	142
	Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	300
	Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	396
	Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	202
	Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	224
	Spectra Energy Partners LP, 2.95%, 6/15/16	315,000	314
	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	236
	Williams Partners LP, 4.125%, 11/15/20	54,000	54
	Williams Partners LP, 5.25%, 3/15/20	1,070,000	1,151

	Total		6,486

Balanced Portfolio

Investment Grade Segment (12.5%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals (0.3%)
Express Scripts, Inc., 3.125%, 5/15/16	155,000	156
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	909
Medtronic, Inc., 2.625%, 3/15/16	600,000	622
Merck & Co., Inc., 3.875%, 1/15/21	590,000	642
Merck & Co., Inc., 5.75%, 11/15/36	30,000	38
Pfizer, Inc., 5.35%, 3/15/15	370,000	422
Roche Holdings, Inc., 6.00%, 3/1/19 144A	385,000	470
Sanofi-Aventis SA, 2.625%, 3/29/16	1,155,000	1,195
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	370,000	384
Wyeth, 5.50%, 2/15/16	25,000	29
Wyeth, 5.95%, 4/1/37	630,000	803

Total		5,670

Independent Finance (0.3%)
American International Group, Inc., 5.60%, 10/18/16	430,000	425
American International Group, Inc., 6.40%, 12/15/20	945,000	963
General Electric Capital Corp., 2.95%, 5/9/16	1,955,000	1,959
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	1,096
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,897

Total		6,340

Information/Data Technology (0.1%)
Oracle Corp., 3.875%, 7/15/20 144A	760,000	807
SAIC, Inc., 4.45%, 12/1/20 144A	385,000	417
SAIC, Inc., 5.95%, 12/1/40 144A	775,000	928

Total		2,152

Life Insurance (0.3%)
American International Group, Inc., 4.875%, 9/15/16	745,000	714
MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	853
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	720,000	738
New York Life Global Funding, 2.45%, 7/14/16 144A	780,000	792
Prudential Financial, Inc., 3.625%, 9/17/12	130,000	132
Prudential Financial, Inc., 4.50%, 11/15/20	780,000	775
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	262
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	165
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	385,000	472
UnitedHealth Group, Inc., 4.70%, 2/15/21	400,000	442

Total		5,345

Machinery (0.0%)
Caterpillar, Inc., 3.90%, 5/27/21	585,000	631

Total		631

Metals/Mining (0.4%)
ArcelorMittal, 5.50%, 3/1/21	1,660,000	1,487
ArcelorMittal, 6.125%, 6/1/18	250,000	241
ArcelorMittal, 6.75%, 3/1/41	195,000	169
Barrick Gold Corp., 2.90%, 5/30/16	425,000	431
Barrick North America Finance LLC, 4.40%, 5/30/21	355,000	364

	Investment Grade Segment (12.5%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining continued
	Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	451
	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	560,000	558
	Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	600,000	617
	Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	269
	Teck Resources, Ltd., 4.75%, 1/15/22	560,000	570
	Teck Resources, Ltd., 6.25%, 7/15/41	370,000	388
	Teck Resources, Ltd., 10.75%, 5/15/19	1,580,000	1,963
	Vale Overseas, Ltd., 5.625%, 9/15/19	1,140,000	1,194

	Total		8,702

	Oil and Gas (0.8%)
	BP Capital Markets PLC, 4.50%, 10/1/20	185,000	200
	BP Capital Markets PLC, 4.742%, 3/11/21	715,000	785
	BP Capital Markets PLC, 4.75%, 3/10/19	1,320,000	1,458
	Canadian Natural Resources, Ltd., 5.70%, 5/15/17	391,000	446
	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	102
	Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	404
	ConocoPhillips, 6.00%, 1/15/20	1,175,000	1,439
	EnCana Corp., 5.90%, 12/1/17	780,000	887
	EnCana Corp., 6.50%, 8/15/34	230,000	259
	EnCana Corp., 6.625%, 8/15/37	475,000	548
	Ensco PLC, 4.70%, 3/15/21	585,000	596
	EOG Resources, Inc., 4.10%, 2/1/21	485,000	519
	EOG Resources, Inc., 4.40%, 6/1/20	245,000	269
	Hess Corp., 5.60%, 2/15/41	420,000	453
	Husky Energy, Inc., 7.25%, 12/15/19	80,000	98
	Marathon Oil Corp., 6.60%, 10/1/37	140,000	166
	Nabors Industries, Inc., 4.625%, 9/15/21 144A	830,000	815
	Nabors Industries, Inc., 6.15%, 2/15/18	655,000	730
	Nexen, Inc., 5.875%, 3/10/35	780,000	763
	Noble Energy, Inc., 6.00%, 3/1/41	280,000	313
	Occidental Petroleum Corp., 4.125%, 6/1/16	315,000	350
	Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	263
	Petro-Canada, 5.95%, 5/15/35	820,000	891
	Shell International Finance BV, 4.30%, 9/22/19	1,580,000	1,775
	Suncor Energy, Inc., 6.85%, 6/1/39	265,000	322
	Talisman Energy, Inc., 3.75%, 2/1/21	700,000	680
	Total Capital SA, 4.45%, 6/24/20	950,000	1,062
	Valero Energy Corp., 6.125%, 2/1/20	375,000	416
	Valero Energy Corp., 6.625%, 6/15/37	357,000	384

	Total		17,393

	Other Finance (0.2%)
	American Express Co., 6.15%, 8/28/17	590,000	675
	American Express Credit Corp., 2.80%, 9/19/16	740,000	736
	American Express Credit Corp., 5.125%, 8/25/14	750,000	812
	CVS Pass-Through Trust, 6.036%, 12/10/28	540,788	569
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	660,000	661

	Total		3,453

	Other Holdings (1.3%)
(f)	Australia Treasury Bill, 0%, 12/16/11	4,965,000	4,758
(f)	Canadian Treasury Bill, 0.00%, 12/22/11	10,885,000	10,368
(f)	Mexico Cetes, 0.00%, 10/20/11	1,165,500,000	8,384

Balanced Portfolio

	Investment Grade Segment (12.5%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings continued
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	3,750,000	1,945
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	2,335,000	1,248

	Total		26,703

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	195,000	207
	American Tower Corp., 7.00%, 10/15/17	200,000	226
	Republic Services, Inc., 3.80%, 5/15/18	1,030,000	1,071
	Republic Services, Inc., 5.25%, 11/15/21	425,000	476
	Waste Management, Inc., 2.60%, 9/1/16	195,000	196
	Waste Management, Inc., 4.60%, 3/1/21	440,000	472

	Total		2,648

	Paper and Forest Products (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	560,000	570
	International Paper Co., 7.30%, 11/15/39	940,000	1,056

	Total		1,626

	Railroads (0.1%)
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	390,000	397
	Canadian National Railway Co., 5.85%, 11/15/17	140,000	167
	CSX Corp., 5.60%, 5/1/17	490,000	559
	Norfolk Southern Corp., 5.64%, 5/17/29	815,000	963

	Total		2,086

	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities, Inc., 3.95%, 1/15/21	675,000	678
	BRE Properties, Inc., 5.20%, 3/15/21	535,000	560
	BRE Properties, Inc., 5.50%, 3/15/17	245,000	264
	Developers Diversified Realty Corp., 4.75%, 4/15/18	1,360,000	1,241
	ERP Operating LP, 5.125%, 3/15/16	400,000	429
	ERP Operating LP, 5.75%, 6/15/17	390,000	436
	HCP, Inc., 3.75%, 2/1/16	335,000	331
	HCP, Inc., 5.375%, 2/1/21	280,000	281
	HCP, Inc., 6.00%, 1/30/17	400,000	421
	HCP, Inc., 6.70%, 1/30/18	200,000	216
	Health Care REIT, Inc., 3.625%, 3/15/16	290,000	283
	Simon Property Group LP, 4.375%, 3/1/21	370,000	376
	Simon Property Group LP, 5.65%, 2/1/20	445,000	488
	Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	145,000	139
	Vornado Realty LP, 4.25%, 4/1/15	490,000	508
	WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	411
	WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	65,000	72

	Total		7,134

	Restaurants (0.0%)
	Darden Restaurants, Inc., 6.20%, 10/15/17	360,000	419
	Yum! Brands, Inc., 3.75%, 11/1/21	455,000	456

	Total		875

	Retail Food and Drug (0.2%)
	CVS Caremark Corp., 5.75%, 5/15/41	625,000	700
	CVS Caremark Corp., 6.25%, 6/1/27	715,000	871
	Delhaize Group, 6.50%, 6/15/17	770,000	900
	Safeway, Inc., 6.35%, 8/15/17	1,170,000	1,353

	Total		3,824

	Retail Stores (0.2%)
	The Home Depot, Inc., 4.40%, 4/1/21	330,000	359
	The Home Depot, Inc., 5.40%, 3/1/16	175,000	198
	The Home Depot, Inc., 5.875%, 12/16/36	70,000	81

	Investment Grade Segment (12.5%)	Shares/ $ Par	Value $ (000’s)

	Retail Stores continued
	Nordstrom, Inc., 6.25%, 1/15/18	225,000	267
	Nordstrom, Inc., 7.00%, 1/15/38	265,000	352
	Target Corp., 6.50%, 10/15/37	470,000	613
	Wal-Mart Stores, Inc., 2.80%, 4/15/16	300,000	316
	Wal-Mart Stores, Inc., 3.25%, 10/25/20	480,000	497
	Wal-Mart Stores, Inc., 3.625%, 7/8/20	250,000	267
	Wal-Mart Stores, Inc., 4.25%, 4/15/21	300,000	336
	Wal-Mart Stores, Inc., 4.875%, 7/8/40	560,000	621

	Total		3,907

	Telecommunications (0.7%)
	America Movil SAB de CV, 2.375%, 9/8/16	430,000	416
	America Movil SAB de CV, 5.00%, 3/30/20	1,010,000	1,067
	AT&T Corp., 8.00%, 11/15/31	380,000	530
	AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	3,600
	AT&T, Inc., 2.40%, 8/15/16	1,680,000	1,695
	AT&T, Inc., 2.95%, 5/15/16	865,000	893
	CenturyLink, Inc., 5.15%, 6/15/17	465,000	437
	Deutsche Telekom International Finance BV, 3.125%, 4/11/16 144A	1,390,000	1,383
	Qwest Corp., 6.50%, 6/1/17	595,000	614
	Qwest Corp., 8.375%, 5/1/16	115,000	126
	Rogers Communications, Inc., 6.375%, 3/1/14	875,000	971
	Telefonica Emisiones SAU, 3.729%, 4/27/15	555,000	530
	Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,673
	Verizon Communications, Inc., 6.25%, 4/1/37	400,000	479
	Verizon Communications, Inc., 6.35%, 4/1/19	770,000	926

	Total		15,340

	Tobacco (0.1%)
	Lorillard Tobacco Co., 7.00%, 8/4/41	625,000	663
	Philip Morris International, Inc., 2.50%, 5/16/16	800,000	825

	Total		1,488

	Total Investment Grade Segment (Cost: $258,667)		262,805

	Governments (4.9%)

	Governments (4.9%)
	Federal Home Loan Bank, 2.00%, 1/27/23	1,830,000	1,836
	Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	8,597
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	8,125
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	12,543
	Overseas Private Investment Corp., 4.10%, 11/15/14	1,522,560	1,602
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	6,415
	US Department of Housing & Urban Development, 6.17%, 8/1/14	10,350,000	10,805
	US Treasury, 0.125%, 9/30/13	100,000	100
	US Treasury, 1.00%, 8/31/16	2,450,000	2,456
	US Treasury, 1.00%, 9/30/16	540,000	541
(g)	US Treasury, 2.125%, 8/15/21	10,636,000	10,824
	US Treasury, 2.375%, 5/31/18	1,604,000	1,707

Balanced Portfolio

	Governments (4.9%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
(g)	US Treasury, 3.75%, 8/15/41	10,254,000	11,938
(g)	US Treasury, 3.875%, 8/15/40	11,070,000	13,152
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	6,182,210	6,239
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,758,628	6,786

	Total Governments (Cost: $88,899)		103,666

	Municipal Bonds (0.8%)

	Municipal Bonds (0.8%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,312,000	1,450
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	70,000	91
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	1,185
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	453
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	590,000	668
	Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB	740,000	770
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,341
	Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,170,000	1,392
	Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	200,000	226
	Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	585,000	728
	Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	203,000	248
	Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	584
	Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	2,550,000	2,682
	New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	512
	New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	142
	Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	930,000	956
	State of California, Series 2010, 5.70%, 11/1/21 GO	780,000	846
	State of California, Series 2010, 7.60%, 11/1/40 GO	370,000	458
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,315,000	1,389
	Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	396
	University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	820,000	990

	Total Municipal Bonds (Cost: $15,769)		17,507

Structured Products (24.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products (24.1%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.383%, 2/14/43 IO	30,004,779	495
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,517,424	1,133
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,829,165	1,239
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.726%, 2/10/51	3,400,000	3,578
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.295%, 1/25/37	972,220	418
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.325%, 5/25/37	1,112,976	536
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.922%, 3/15/49	1,850,000	1,831
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	543,421	557
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	514,203	520
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.886%, 11/15/44	2,600,000	2,789
Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4, 6.008%, 12/10/49	6,000,000	6,473
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	1,213
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,279,543	1,972
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,699,108	1,462
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.154%, 2/15/31 IO	18,408,625	449
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.473%, 10/15/30 IO 144A	945,832	19
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	5,017,232	4,942
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.683%, 8/25/20 IO	17,366,407	1,612
Federal Home Loan Mortgage Corp., 3.50%, 12/1/40	2,084,210	2,142

Balanced Portfolio

	Structured Products (24.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,843,948	1,895
	Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	928,232	986
	Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	12,516,102	13,121
	Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	14,736,170	15,444
	Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	9,836,182	10,309
	Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,183,601	1,280
	Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,184,837	1,249
	Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	6,901,598	7,170
	Federal Home Loan Mortgage Corp., 4.50%, 2/1/39	775,995	823
	Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,647,918	1,757
	Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	3,283,541	3,490
(k)	Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	26,328,460	27,873
	Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	625,178	676
	Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	437,083	476
	Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,572,850	1,712
	Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	11,076,108	12,146
	Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	9,050,179	9,817
	Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	1,125,800	1,221
	Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	743,892	802
	Federal Home Loan Mortgage Corp., 5.00%, 3/1/41	282,062	303
	Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	1,544,001	1,662
	Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	7,562,878	8,131
	Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	454,629	494
	Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	942,206	1,028
	Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	203,458	222
	Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,364,946	1,490
	Federal Home Loan Mortgage Corp., 5.50%, 6/1/33	84,509	92

Structured Products (24.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,278,057	2,481
Federal Home Loan Mortgage Corp., 5.50%, 1/1/37	3,892,023	4,233
Federal Home Loan Mortgage Corp., 5.50%, 8/1/38	2,403,508	2,614
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	4,596,663	5,016
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	1,547,392	1,593
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,119,822	1,249
Federal Home Loan Mortgage Corp. TBA, 3.50%, 10/1/26	965,000	1,005
Federal National Mortgage Association, 3.50%, 1/1/26	961,949	1,006
Federal National Mortgage Association, 3.50%, 4/1/26	1,973,271	2,064
Federal National Mortgage Association, 4.00%, 6/1/19	571,820	609
Federal National Mortgage Association, 4.50%, 6/1/19	5,372,621	5,846
Federal National Mortgage Association, 4.50%, 12/1/19	503,589	548
Federal National Mortgage Association, 4.50%, 9/1/24	2,238,102	2,383
Federal National Mortgage Association, 4.50%, 11/1/40	3,840,538	4,080
Federal National Mortgage Association, 4.50%, 1/1/41	3,454,611	3,684
Federal National Mortgage Association, 4.50%, 2/1/41	16,195,037	17,203
Federal National Mortgage Association, 4.50%, 3/1/41	546,961	581
Federal National Mortgage Association, 4.50%, 4/1/41	503,101	535
Federal National Mortgage Association, 4.50%, 5/1/41	21,701,587	23,052
Federal National Mortgage Association, 5.00%, 3/1/20	1,786,482	1,947
Federal National Mortgage Association, 5.00%, 4/1/20	639,733	697
Federal National Mortgage Association, 5.00%, 5/1/20	2,706,052	2,938
Federal National Mortgage Association, 5.00%, 4/1/35	2,136,500	2,349
Federal National Mortgage Association, 5.00%, 7/1/35	3,360,305	3,695
Federal National Mortgage Association, 5.00%, 10/1/35	1,372,052	1,509
Federal National Mortgage Association, 5.00%, 5/1/38	5,126,081	5,520
Federal National Mortgage Association, 5.00%, 4/1/41	4,409,479	4,751

Balanced Portfolio

Structured Products (24.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	11,160
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	3,180
Federal National Mortgage Association, 5.50%, 4/1/21	983,372	1,073
Federal National Mortgage Association, 5.50%, 3/1/35	5,366,234	5,932
Federal National Mortgage Association, 5.50%, 9/1/35	6,643,218	7,312
Federal National Mortgage Association, 5.50%, 11/1/35	8,354,645	9,197
Federal National Mortgage Association, 5.50%, 11/1/37	4,571,363	4,766
Federal National Mortgage Association, 6.00%, 5/1/35	306,662	338
Federal National Mortgage Association, 6.00%, 6/1/35	631,644	697
Federal National Mortgage Association, 6.00%, 7/1/35	3,859,046	4,259
Federal National Mortgage Association, 6.00%, 10/1/35	594,578	656
Federal National Mortgage Association, 6.00%, 11/1/35	4,247,105	4,725
Federal National Mortgage Association, 6.00%, 9/1/36	1,504,410	1,674
Federal National Mortgage Association, 6.00%, 3/1/38	820,809	906
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	4,410,106	5,027
Federal National Mortgage Association, 6.50%, 7/1/37	5,520,341	6,143
Federal National Mortgage Association, 6.75%, 4/25/18	912,439	968
Federal National Mortgage Association TBA, 4.00%, 10/1/26	97,000,000	102,214
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	3,715,668	3,816
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	4,401,638	4,737
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,700
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	542
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.048%, 7/12/38 144A	400,000	440
Government National Mortgage Association, 5.00%, 7/15/33	1,250,466	1,381

Structured Products (24.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 1/15/32	79,510	88
Government National Mortgage Association, 5.50%, 2/15/32	949,605	1,056
Government National Mortgage Association, 5.50%, 9/15/32	27,050	30
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	198,000	209
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, 4.859%, 8/10/42	2,000,000	1,816
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/38	3,000,000	3,184
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.714%, 3/18/51 144A	9,095,000	9,884
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	700,000	747
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.072%, 4/15/45	4,000,000	4,397
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.217%, 2/15/31	2,630,000	2,531
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.312%, 4/15/41	7,640,000	8,352
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,250,000	2,765
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	536,723	555
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	434,214	455
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.305%, 1/25/37	2,269,240	702
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.984%, 8/12/45 144A	8,919,000	9,727
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	227,850	233
RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	314,543	252
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.325%, 3/25/37	1,059,461	986

Balanced Portfolio

	Structured Products (24.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.345%, 3/25/37	1,327,914	1,269
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.365%, 6/25/37	2,033,730	1,965
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	4,000,000	3,904
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.803%, 11/25/34	750,350	697
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	148,214	148
	Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	70,879	73
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	394,192	409
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	2,403,097	2,316

	Total Structured Products (Cost: $490,426)		506,830

	Below Investment Grade Segment (5.0%)

	Aerospace/Defense (0.1%)
	AWAS Aviation Capital, Ltd., 7.00%, 10/15/16 144A	223,720	219
	Bombardier, Inc., 7.75%, 3/15/20 144A	230,000	245
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	265,125	111
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18 144A	265,000	246
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21 144A	265,000	246
	Triumph Group, Inc., 8.625%, 7/15/18	290,000	309

	Total		1,376

	Autos/Vehicle Parts (0.3%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	180,000	187
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	148,000	139
	Chrysler Group LLC/CG Co. - Issuer, 8.00%, 6/15/19 144A	540,000	421
	Chrysler Group LLC/CG Co. - Issuer, 8.25%, 6/15/21 144A	245,000	189
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	290,000	296
	Exide Technologies, 8.625%, 2/1/18	155,000	144
	Ford Motor Co., 7.45%, 7/16/31	1,060,000	1,197
	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	935,000	903
	Ford Motor Credit Co. LLC, 5.875%, 8/2/21	335,000	333
	Ford Motor Credit Co. LLC, 6.625%, 8/15/17	255,000	266
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	140,000	153

	Below Investment Grade Segment (5.0%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	435,000	494
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	175,000	178
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	124,000	134
	Jaguar Land Rover PLC, 7.75%, 5/15/18 144A	165,000	147
	Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	130,000	133
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	272,000	269
	Visteon Corp., 6.75%, 4/15/19 144A	330,000	297

	Total		5,880

	Basic Materials (0.5%)
	AbitibiBowater, Inc., 10.25%, 10/15/18 144A	229,000	239
	AK Steel Corp., 7.625%, 5/15/20	195,000	171
	Aleris International, Inc., 7.625%, 2/15/18 144A	220,000	197
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	205,000	196
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	184
	Berry Plastics Corp., 8.25%, 11/15/15	130,000	132
	Berry Plastics Corp., 9.50%, 5/15/18	290,000	247
	Cascades, Inc., 7.875%, 1/15/20	100,000	94
	Catalyst Paper Corp., 11.00%, 12/15/16 144A	195,000	127
	Chemtura Corp., 7.875%, 9/1/18	120,000	118
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	200,000	207
	CONSOL Energy, Inc., 8.00%, 4/1/17	145,000	152
	CONSOL Energy, Inc., 8.25%, 4/1/20	110,000	116
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	145,000	128
	FMG Resources Property, Ltd., 6.875%, 2/1/18 144A	165,000	145
	FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	290,000	270
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	235,000	194
	Huntsman International LLC, 8.625%, 3/15/20	145,000	141
	JMC Steel Group, 8.25%, 3/15/18 144A	150,000	141
	LBI Escrow Corp., 8.00%, 11/1/17 144A	275,000	296
	Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	80,000	78
	Mirabela Nickel, Ltd., 8.75%, 4/15/18 144A	260,000	211
	Momentive Performance Materials, Inc., 9.00%, 1/15/21	145,000	99
	Murray Energy Corp., 10.25%, 10/15/15 144A	300,000	287
(d)	NewPage Corp., 10.00%, 5/1/12	770,000	89
(d)	NewPage Corp., 11.375%, 12/31/14	240,000	178
	Novelis, Inc., 7.25%, 2/15/15	534,000	525
	Omnova Solutions, Inc., 7.875%, 11/1/18	145,000	117
	Patriot Coal Corp., 8.25%, 4/30/18	150,000	133
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	245,000	237
	Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	305,000	241

Balanced Portfolio

Below Investment Grade Segment (5.0%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	520,000	468
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	915,000	851
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	245,000	246
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	130,000	125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	550,000	468
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19 144A	155,000	136
Sealed Air Corp., 8.125%, 9/15/19 144A	110,000	111
Severstal Columbus LLC, 10.25%, 2/15/18	185,000	189
SunCoke Energy, Inc., 7.625%, 8/1/19 144A	75,000	73
Thompson Creek Metals Co., 7.375%, 6/1/18 144A	80,000	72
TPC Group LLC, 8.25%, 10/1/17 144A	235,000	230
United States Steel Corp., 7.375%, 4/1/20	220,000	198
Vedanta Resources PLC, 8.25%, 6/7/21 144A	250,000	193
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	205,000	141
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	120,000	105

Total		9,296

Builders/Building Materials (0.1%)
Associated Materials LLC, 9.125%, 11/1/17	120,000	97
Building Materials Corp. of America, 6.75%, 5/1/21 144A	245,000	233
Cemex SAB de CV, 9.00%, 1/11/18 144A	275,000	186
KB Home, 7.25%, 6/15/18	290,000	228
KB Home, 9.10%, 9/15/17	120,000	102
Lennar Corp., 6.95%, 6/1/18	280,000	249
Nortek, Inc., 8.50%, 4/15/21 144A	245,000	197
Ply Gem Industries, Inc., 8.25%, 2/15/18	150,000	122
Standard Pacific Corp., 8.375%, 5/15/18	295,000	251
Texas Industries, Inc., 9.25%, 8/15/20	120,000	93
Vulcan Materials Co., 7.50%, 6/15/21	200,000	187

Total		1,945

Capital Goods (0.1%)
Calcipar SA, 6.875%, 5/1/18 144A	80,000	69
Case New Holland, Inc., 7.875%, 12/1/17	205,000	218
The Manitowoc Co., Inc., 8.50%, 11/1/20	355,000	321
RSC Equipment Rental, 8.25%, 2/1/21	295,000	255
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	228,000	227
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	240,000	252
SPX Corp., 6.875%, 9/1/17	295,000	303

Total		1,645

Consumer Products/Retailing (0.3%)
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	180,000	175
Hanesbrands, Inc., 6.375%, 12/15/20	295,000	286
J. Crew Group, Inc., 8.125%, 3/1/19	315,000	264
J.C. Penney Corp., Inc., 7.40%, 4/1/37	165,000	153

Below Investment Grade Segment (5.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	155,000	140
Levi Strauss & Co., 7.625%, 5/15/20	290,000	270
Limited Brands, Inc., 6.625%, 4/1/21	235,000	237
Limited Brands, Inc., 8.50%, 6/15/19	110,000	124
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	590,000	647
Macy’s Retail Holdings, Inc., 6.375%, 3/15/37	370,000	406
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	280,000	308
Phillips-Van Heusen Corp., 7.375%, 5/15/20	145,000	151
RadioShack Corp., 6.75%, 5/15/19 144A	130,000	122
Revlon Consumer Products Corp., 9.75%, 11/15/15	335,000	351
Rite Aid Corp., 9.375%, 12/15/15	125,000	107
Rite Aid Corp., 10.25%, 10/15/19	135,000	141
Rite Aid Corp., 10.375%, 7/15/16	255,000	261
Sears Holdings Corp., 6.625%, 10/15/18	335,000	276
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	110,000	117
SUPERVALU, Inc., 7.50%, 11/15/14	480,000	470
SUPERVALU, Inc., 8.00%, 5/1/16	210,000	198
Tops holding Corp./Tops Markets LLC, 10.125%, 10/15/15	220,000	220
Toys R US Property Co. I LLC, 10.75%, 7/15/17	175,000	185
Toys R US Property Co. II LLC, 8.50%, 12/1/17	130,000	127
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	220,000	210
Visant Corp., 10.00%, 10/1/17	295,000	273

Total		6,219

Energy (0.9%)
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	315,000	302
Anadarko Petroleum Corp., 6.20%, 3/15/40	745,000	776
Anadarko Petroleum Corp., 6.375%, 9/15/17	780,000	875
ATP Oil & Gas Corp., 11.875%, 5/1/15	160,000	111
Bill Barrett Corp., 7.625%, 10/1/19	240,000	236
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	205,000	201
Chaparral Energy, Inc., 8.25%, 9/1/21	295,000	269
Chesapeake Energy Corp., 6.125%, 2/15/21	979,000	986
Chesapeake Energy Corp., 7.25%, 12/15/18	170,000	181
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	305
Compagnie Generale de Geophysique-Veritas, 6.50%, 6/1/21 144A	195,000	175
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	135,000	138
Comstock Resources, Inc., 7.75%, 4/1/19	295,000	276
Concho Resources, Inc., 7.00%, 1/15/21	135,000	134
Connacher Oil and Gas, Ltd., 8.50%, 8/1/19 144A	325,000	250
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	155,000	159
Denbury Resources, Inc., 8.25%, 2/15/20	148,000	155
El Paso Corp., 7.00%, 6/15/17	515,000	577
El Paso Corp., 7.25%, 6/1/18	325,000	363
El Paso Corp., 7.75%, 1/15/32	320,000	371
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,115,000	1,117

Balanced Portfolio

	Below Investment Grade Segment (5.0%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Energy Partners, Ltd., 8.25%, 2/15/18	175,000	161
	Energy Transfer Equity LP, 7.50%, 10/15/20	365,000	375
	EXCO Resources, Inc., 7.50%, 9/15/18	145,000	128
	Exterran Holdings, Inc., 7.25%, 12/1/18 144A	355,000	341
	Forest Oil Corp., 7.25%, 6/15/19	200,000	197
	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	120,000	121
	Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	215,000	219
	Inergy LP/Inergy Finance Corp., 6.875%, 8/1/21	175,000	159
	James River Escrow, Inc., 7.875%, 4/1/19 144A	80,000	67
	Key Energy Services, Inc., 6.75%, 3/1/21	150,000	144
	Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	910,000	901
	Linn Energy LLC/ Linn Energy Finance Corp., 6.50%, 5/15/19 144A	205,000	189
	Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	190,000	190
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	145,000	147
	Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18	145,000	144
	McJunkin Red Man Corp., 9.50%, 12/15/16	300,000	274
	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	835,000	894
	Newfield Exploration Co., 6.875%, 2/1/20	1,170,000	1,205
	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18	290,000	287
	Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	45,000	46
	Offshore Group Investments, Ltd., 11.50%, 8/1/15	220,000	227
	OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	455,000	407
	Oil States International, Inc., 6.50%, 6/1/19 144A	165,000	161
(d)	OPTI Canada, Inc., 7.875%, 12/15/14	290,000	183
(d)	OPTI Canada, Inc., 8.25%, 12/15/14	95,000	60
	Plains Exploration & Production Co., 6.625%, 5/1/21	270,000	265
	Plains Exploration & Production Co., 7.00%, 3/15/17	280,000	280
	Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	392
	QEP Resources, Inc., 6.875%, 3/1/21	240,000	251
	Range Resources Corp., 5.75%, 6/1/21	635,000	659
	Rosetta Resources, Inc., 9.50%, 4/15/18	290,000	296
	SandRidge Energy, Inc., 7.50%, 3/15/21 144A	440,000	405
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	244
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	220,000	227
	SESI LLC, 6.375%, 5/1/19 144A	265,000	256
	SM Energy Co., 6.625%, 2/15/19 144A	150,000	149
	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	175,000	175
	Swift Energy Co., 8.875%, 1/15/20	235,000	247
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	190,000	189
	Venoco, Inc., 8.875%, 2/15/19	130,000	112

	Below Investment Grade Segment (5.0%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	W&T Offshore, Inc., 8.50%, 6/15/19 144A	245,000	238

	Total		19,569

	Financials (0.4%)
	Ally Financial, Inc., 7.50%, 9/15/20	190,000	172
	Ally Financial, Inc., 8.00%, 3/15/20	370,000	342
	Ally Financial, Inc., 8.00%, 11/1/31	454,000	402
	American General Finance Corp., 5.40%, 12/1/15	385,000	281
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	153,103	148
	CIT Group, Inc., 7.00%, 5/2/16 144A	350,000	339
	CIT Group, Inc., 7.00%, 5/2/17 144A	270,000	262
	E*TRADE Financial Corp., 6.75%, 6/1/16	165,000	165
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	195,000	195
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	150,000	149
	International Automotive Components Group S.L., 9.125%, 6/1/18 144A	80,000	75
	International Lease Finance Corp., 5.75%, 5/15/16	415,000	369
	International Lease Finance Corp., 6.25%, 5/15/19	410,000	356
	International Lease Finance Corp., 7.125%, 9/1/18 144A	955,000	959
	International Lease Finance Corp., 8.625%, 9/15/15	85,000	84
	International Lease Finance Corp., 8.75%, 3/15/17	390,000	392
	International Lease Finance Corp., 8.875%, 9/1/17	190,000	191
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	116
	NB Capital Trust IV, 8.25%, 4/15/27	180,000	167
	Regions Financial Corp., 5.75%, 6/15/15	630,000	605
	Regions Financial Corp., 7.75%, 11/10/14	430,000	429
	SLM Corp., 6.25%, 1/25/16	520,000	510
	SLM Corp., 8.00%, 3/25/20	840,000	829
	SLM Corp., 8.45%, 6/15/18	195,000	203
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	170,000	160
(d)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	1
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	1

	Total		7,902

	Foods (0.2%)
	Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	80,000	68
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	140,000	132
	Constellation Brands, Inc., 7.25%, 9/1/16	835,000	877
	Constellation Brands, Inc., 7.25%, 5/15/17	210,000	220
	Cott Beverages, Inc., 8.125%, 9/1/18	45,000	46
	Cott Beverages, Inc., 8.375%, 11/15/17	195,000	199
	Dean Foods Co., 7.00%, 6/1/16	395,000	372
	Dean Foods Co., 9.75%, 12/15/18	175,000	177
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	110,000	112
	Dole Food Co., Inc., 13.875%, 3/15/14	191,000	218
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	210,000	173
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	395,000	326
	Pilgrim’s Pride Corp., 7.875%, 12/15/18 144A	330,000	252
	Smithfield Foods, Inc., 10.00%, 7/15/14	123,000	140
	TreeHouse Foods, Inc., 7.75%, 3/1/18	230,000	238

	Total		3,550

Balanced Portfolio

	Below Investment Grade Segment (5.0%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging (0.2%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	225,000	221
	AMC Entertainment, Inc., 9.75%, 12/1/20	260,000	235
	Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	145,000	98
	The Geo Group, Inc., 6.625%, 2/15/21	220,000	211
	Harrah’s Operating Co., 10.00%, 12/15/18	276,000	164
	Harrah’s Operating Co., 11.25%, 6/1/17	300,000	303
	The Hertz Corp., 6.75%, 4/15/19	160,000	145
	Host Hotels & Resorts, Inc., 5.875%, 6/15/19 144A	45,000	43
	MGM Resorts International, 7.50%, 6/1/16	270,000	234
	MGM Resorts International, 9.00%, 3/15/20	350,000	361
	MGM Resorts International, 11.125%, 11/15/17	355,000	390
	Penn National Gaming, Inc., 8.75%, 8/15/19	265,000	281
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17	165,000	166
	Regal Entertainment Group, 9.125%, 8/15/18	155,000	154
	Scientific Games International, Inc., 9.25%, 6/15/19	165,000	166
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	80,000	81
	Speedway Motorsports, Inc., 6.75%, 2/1/19	205,000	195
	Speedway Motorsports, Inc., 8.75%, 6/1/16	330,000	344
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	145,000	152
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	110,000	115

	Total		4,059

	Health Care/Pharmaceuticals (0.4%)
	Alere, Inc., 8.625%, 10/1/18	200,000	181
	Apria Healthcare Group, Inc., 11.25%, 11/1/14	260,000	250
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	130,000	120
(c)	Biomet, Inc., 10.375%, 10/15/17	155,000	159
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	255,000	242
	CDRT Merger Sub, Inc., 8.125%, 6/1/19 144A	130,000	120
	Centene Corp., 5.75%, 6/1/17	115,000	112
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	330,000	324
	Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 144A	295,000	296
	Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22 144A	525,000	526
	Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	65,000	66
	Gentiva Health Services, Inc., 11.50%, 9/1/18	375,000	298
	Giant Funding Corp., 8.25%, 2/1/18 144A	355,000	355
	HCA Holdings, Inc., 7.75%, 5/15/21 144A	240,000	225
	HCA, Inc., 6.50%, 2/15/20	1,260,000	1,232
	HCA, Inc., 7.25%, 9/15/20	390,000	394
	HCA, Inc., 7.50%, 2/15/22	390,000	360
	HCA, Inc., 7.875%, 2/15/20	130,000	135
	HCA, Inc., 8.50%, 4/15/19	325,000	344
	HCA, Inc., 9.875%, 2/15/17	45,000	49
	Health Management Associates, Inc., 6.125%, 4/15/16	220,000	216
	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19 144A	265,000	215
	Kindred Escrow Corp., 8.25%, 6/1/19 144A	355,000	271

	Below Investment Grade Segment (5.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21 144A	195,000	185
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	220,000	214
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	145,000	151
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	85,000	89
	Patheon, Inc., 8.625%, 4/15/17 144A	265,000	225
	Service Corp. International, 7.00%, 5/15/19	205,000	207
	Service Corp. International, 8.00%, 11/15/21	110,000	115
	Tenet Healthcare Corp., 8.875%, 7/1/19	285,000	301
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	200,000	186
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	120,000	111
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	395,000	357
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	220,000	196
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	155,000	142
	Vanguard Health Systems, Inc., 0.00%, 2/1/16	4,000	3
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	115,000	110

	Total		9,082

	Media (0.5%)
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	120,000	121
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	368,120	420
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	300,000	283
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19 144A	235,000	227
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	140,000	136
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	145,000	145
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	160,000	163
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	285,000	282
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	170,000	174
	CSC Holdings LLC, 8.625%, 2/15/19	235,000	258
	CSC Holdings, Inc., 7.875%, 2/15/18	345,000	362
(c)	Dex One Corp., 12.00%, 1/29/17	537,599	113
	DISH DBS Corp., 6.75%, 6/1/21 144A	1,530,000	1,461
	DISH DBS Corp., 7.125%, 2/1/16	475,000	481
	DISH DBS Corp., 7.875%, 9/1/19	200,000	204
	EH Holding Corp., 6.50%, 6/15/19 144A	265,000	255
	EH Holding Corp., 7.625%, 6/15/21 144A	165,000	159
	Entravision Communications Corp., 8.75%, 8/1/17	145,000	136
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19 144A	360,000	334
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	150,000	138
	Intelsat Jackson Holdings SA, 7.50%, 4/1/21 144A	350,000	325
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	500,000	489

Balanced Portfolio

	Below Investment Grade Segment (5.0%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	400,000	408
	Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	525,000	452
	The McClatchy Co., 11.50%, 2/15/17	130,000	113
	Media General, Inc., 11.75%, 2/15/17	175,000	138
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	230,000	229
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	290,000	296
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	124,000	141
	QVC, Inc., 7.125%, 4/15/17 144A	415,000	434
	QVC, Inc., 7.375%, 10/15/20 144A	195,000	208
	QVC, Inc., 7.50%, 10/1/19 144A	230,000	245
	R. R. Donnelley & Sons Co., 7.25%, 5/15/18	100,000	90
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	280,000	280
	Univision Communications, Inc., 7.875%, 11/1/20 144A	185,000	173
	Virgin Media Finance PLC., 8.375%, 10/15/19	110,000	117
	WMG Acquisition Corp., 11.50%, 10/1/18 144A	285,000	262
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	145,000	146

	Total		10,398

	Other Holdings (0.0%)
	General Motors Co. Escrow, 7.20%, 1/15/12	200,000	4
	General Motors Co. Escrow, 8.375%, 7/15/33	1,090,000	25

	Total		29

	Real Estate (0.0%)
	Colonial Realty LP, 6.05%, 9/1/16	360,000	374
	DuPont Fabros Technology LP, 8.50%, 12/15/17	125,000	130

	Total		504

	Services (0.0%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	85,000	84
	Mobile Mini, Inc., 7.875%, 12/1/20	295,000	283
	Production Resource Group, Inc., 8.875%, 5/1/19 144A	125,000	113
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	290,000	315

	Total		795

	Technology (0.2%)
	Amkor Technology, Inc., 6.625%, 6/1/21 144A	260,000	233
	Avaya, Inc., 7.00%, 4/1/19 144A	200,000	170
	CommScope, Inc., 8.25%, 1/15/19 144A	135,000	132
	First Data Corp., 7.375%, 6/15/19 144A	240,000	213
	First Data Corp., 8.25%, 1/15/21 144A	305,000	241
	First Data Corp., 9.875%, 9/24/15	115,000	96
(c)	First Data Corp., 10.55%, 9/24/15	571,424	476
	Freescale Semiconductor, Inc., 8.05%, 2/1/20	260,000	235
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	252,000	262
	Iron Mountain, Inc., 7.75%, 10/1/19	205,000	204

	Below Investment Grade Segment (5.0%)	Shares/ $ Par	Value $ (000’s)

	Technology continued
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19 144A	240,000	205
	Sanmina-SCI Corp., 7.00%, 5/15/19 144A	80,000	70
	Seagate HDD Cayman, 7.00%, 11/1/21 144A	130,000	120
	Seagate HDD Cayman, 7.75%, 12/15/18 144A	290,000	284
	SunGard Data Systems, Inc., 7.375%, 11/15/18	190,000	177
	SunGard Data Systems, Inc., 7.625%, 11/15/20	240,000	223
	Travelport LLC, 9.875%, 9/1/14	255,000	167
	West Corp., 7.875%, 1/15/19	145,000	136
	West Corp., 8.625%, 10/1/18	295,000	287
	West Corp., 11.00%, 10/15/16	195,000	201

	Total		4,132

	Telecommunications (0.4%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	80,000	78
	Cincinnati Bell, Inc., 8.75%, 3/15/18	195,000	173
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	195,000	94
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	360,000	305
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.0%, 12/1/17 144A	195,000	117
	Cricket Communications, Inc., 7.75%, 10/15/20 144A	395,000	340
	Cricket Communications, Inc., 7.75%, 10/15/20	465,000	405
	Cricket Communications, Inc., 10.00%, 7/15/15	125,000	124
	Equinix, Inc., 7.00%, 7/15/21	130,000	129
	Equinix, Inc., 8.125%, 3/1/18	280,000	295
	Frontier Communications Corp., 8.125%, 10/1/18	100,000	98
	Frontier Communications Corp., 8.50%, 4/15/20	595,000	577
	Frontier Communications Corp., 8.75%, 4/15/22	160,000	159
	Frontier Communications Corp., 9.00%, 8/15/31	315,000	268
	GCI, Inc., 8.625%, 11/15/19	250,000	261
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	245,000	216
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	285,000	276
	Nextel Communications, Inc., 6.875%, 10/31/13	475,000	462
	NII Capital Corp., 7.625%, 4/1/21	180,000	179
	NII Capital Corp., 8.875%, 12/15/19	270,000	281
	PAETEC Holding Corp., 8.875%, 6/30/17	220,000	231
	SBA Telecommunications, Inc., 8.00%, 8/15/16	130,000	136
	SBA Telecommunications, Inc., 8.25%, 8/15/19	230,000	241
	Sprint Capital Corp., 6.90%, 5/1/19	455,000	391
	Sprint Nextel Corp., 6.00%, 12/1/16	330,000	284
	Sprint Nextel Corp., 8.375%, 8/15/17	575,000	535
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	220,000	188
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	210,000	178
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	518,896	405
	Windstream Corp., 7.75%, 10/15/20	905,000	882

Balanced Portfolio

	Below Investment Grade Segment (5.0%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Windstream Corp., 7.875%, 11/1/17	225,000	228

	Total		8,536

	Transportation (0.0%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	295,000	283
	Florida East Coast Railway Corp., 8.125%, 2/1/17	175,000	170
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	230,000	245
	Teekay Corp., 8.50%, 1/15/20	115,000	110

	Total		808

	Utilities (0.4%)
	The AES Corp., 7.375%, 7/1/21 144A	195,000	184
	The AES Corp., 7.75%, 10/15/15	160,000	162
	The AES Corp., 8.00%, 10/15/17	325,000	327
	The AES Corp., 8.00%, 6/1/20	350,000	350
	Calpine Corp., 7.875%, 7/31/20 144A	495,000	478
	CMS Energy Corp., 4.25%, 9/30/15	595,000	585
	Dolphin Subsidiary II, Inc., 6.50%, 10/15/16 144A	770,000	760
	Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 144A	715,000	694
	Dynegy Holdings, Inc., 7.50%, 6/1/15	345,000	221
	Dynegy Holdings, Inc., 7.75%, 6/1/19	235,000	142
	Edison Mission Energy, 7.00%, 5/15/17	415,000	247
	Edison Mission Energy, 7.20%, 5/15/19	270,000	154
	Edison Mission Energy, 7.50%, 6/15/13	250,000	233
	Edison Mission Energy, 7.75%, 6/15/16	440,000	295
	Elwood Energy LLC, 8.159%, 7/5/26	283,152	278
	Energy Future Holdings Corp., 10.00%, 1/15/20	395,000	383
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	146,000	142
	Homer City Funding LLC, 8.137%, 10/1/19	313,600	263
	IPALCO Enterprises, Inc., 5.00%, 5/1/18 144A	1,200,000	1,098
	Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	172
	NRG Energy, Inc., 7.375%, 1/15/17	275,000	284
	NRG Energy, Inc., 7.625%, 1/15/18 144A	295,000	274
	NRG Energy, Inc., 7.625%, 5/15/19 144A	330,000	300
	NRG Energy, Inc., 8.25%, 9/1/20	200,000	189
	NV Energy, Inc., 6.25%, 11/15/20	340,000	355
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	100,000	38

	Total		8,608

	Total Below Investment Grade Segment (Cost: $109,338)		104,333

	Short-Term Investments (20.1%)

	Autos (1.9%)
(b)	Fcar Owner Trust I, 0.19%, 10/5/11	20,000,000	20,000
(b)	Toyota Motor Credit Corp., 0.11%, 10/19/11	10,000,000	9,999
(b)	Toyota Motor Credit Corp., 0.14%, 11/14/11	10,000,000	9,998

	Total		39,997

	Short-Term Investments (20.1%)	Shares/ $ Par	Value $ (000’s)

	Commercial Banks Non-US (1.3%)
(b)	Barclays US Funding LLC, 0.06%, 10/3/11	17,000,000	17,000
(b)	Rabobank USA, 0.16%, 10/11/11	9,700,000	9,700

	Total		26,700

	Commercial Banks US (1.1%)
(b)	The Goldman Sachs Group, Inc., 0.65%, 5/25/12	10,000,000	9,883
(b)	Morgan Stanley, 0.540%, 1/9/12	15,000,000	14,936

	Total		24,819

	Consumer Products/Retailing (0.8%)
(b)	eBay, Inc., 0.09%, 12/1/11	20,000,000	19,990

	Total		19,990

	Energy (1.9%)
(b)	E. I. du Pont de Nemours & Co., 0.11%, 10/12/11	20,000,000	19,999
(b)	Sempra Global, 0.28%, 10/7/11	20,000,000	19,999

	Total		39,998

	Federal Government & Agencies (0.5%)
(b)	Federal Home Loan Bank, 0.05%, 10/7/11	10,000,000	10,000

	Total		10,000

	Finance Services (1.9%)
(b)	Alpine Securitization Corp., 0.18%, 10/19/11	10,000,000	9,999
(b)	Alpine Securitization Corp., 0.19%, 10/18/11	10,000,000	9,999
(b)	Govco LLC, 0.17%, 10/28/11	10,000,000	9,999
(b)	Govco LLC, 0.21%, 10/27/11	10,000,000	9,998

	Total		39,995

	Food Processors (0.2%)
(b)	Kellogg Co., 0.21%, 10/6/11	5,000,000	5,000

	Total		5,000

	Gas Pipelines (0.9%)
(b)	Kinder Morgan Energy Partners LP, 0.30%, 10/5/11	20,000,000	19,999

	Total		19,999

	Health Care/Pharmaceuticals (0.5%)
(b)	Pfizer, Inc., 0.03%, 10/4/11	10,000,000	10,000

	Total		10,000

	Information Technology (1.0%)
(b)	Google, Inc., 0.06%, 10/12/11	10,000,000	10,000
(b)	Google, Inc., 0.06%, 10/21/11	10,000,000	9,999

	Total		19,999

Balanced Portfolio

	Short-Term Investments (20.1%)	Shares/ $ Par	Value $ (000’s)

	Miscellaneous Business Credit Institutions (0.5%)
(b)	PACCAR Financial Corp., 0.10%, 10/24/11	10,000,000	9,999

	Total		9,999

	Oil and Gas (1.4%)
(b)	Devon Energy Corp., 0.19%, 10/4/11	20,000,000	19,999
(b)	Oneok, Inc., 0.32%, 10/4/11	10,000,000	10,000

	Total		29,999

	Personal Credit Institutions (2.9%)
(b)	Chariot Funding LLC, 0.15%, 10/20/11	10,000,000	9,999
(b)	Chariot Funding LLC, 0.15%, 10/24/11	10,000,000	9,999
(b)	Old Line Funding LLC, 0.19%, 10/17/11	10,000,000	9,999
(b)	Old Line Funding LLC, 0.19%, 11/17/11	10,000,000	9,998
(b)	Straight-A Funding LLC, 0.11%, 10/20/11	20,006,000	20,005

	Total		60,000

	Restaurants (0.8%)
(b)	Darden Restaurants, Inc., 0.23%, 10/3/11	15,900,000	15,900

	Total		15,900

	Retail Food and Drug (1.0%)
(b)	CVS Corp., 0.25%, 10/3/11	20,000,000	20,000

	Total		20,000

	Short Term Business Credit (1.5%)
(b)	Atlantic Asset Securitization LLC, 0.50%, 10/5/11	10,000,000	9,999
(b)	Falcon Asset Securitization Co. LLC, 0.12%, 10/3/11	1,000,000	1,000
(b)	Sheffield Receivables Corp., 0.25%, 10/11/11	20,000,000	19,999

	Total		30,998

	Total Short-Term Investments
	(Cost: $423,578)		423,393

	Total Investments (107.3%)
	(Cost: 2,200,509)(a)		2,257,922

	Other Assets, Less
	Liabilities (-7.3%)		(153,440)

	Net Assets (100.0%)		2,104,482

Balanced Portfolio

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011 the value of these securities (in thousands) was $124,364 representing 5.9% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $2,200,509 and the net unrealized appreciation of investments based on that cost was $57,413 which is comprised of $157,341 aggregate gross unrealized appreciation and $99,928 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2011, $31,583)	546	12/11	$(844)
US Five Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2011, $106,984)	873	12/11	(57)
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2011, $27,561)	201	12/11	(1,108)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2011, $105,826)	822	12/11	(1,113)
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2011, $20,701)	94	12/11	(2)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2011, $21,465)	148	12/11	2,011

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated.

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on September 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	2,600	11/11	$236	$-	$236
Buy	Barclays Bank PLC	BRL	1,825	11/11	-	(127)	(127)
Sell	Barclays Bank PLC	BRL	6,080	11/11	580	-	580
Sell	Barclays Bank PLC	EUR	19,200	11/11	1,281	-	1,281
Sell	Barclays Bank PLC	MXN	42,350	10/11	579	-	579

					$2,676	$(127)	$2,549

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro

MXN — Mexican New Peso

Balanced Portfolio

(j)	Swap agreements outstanding on September 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index	Goldman Sachs International	3-Month USD LIBOR - 24 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/12	145,001	$(6,700)
Russell 1000 Growth Index Total Return	Credit Suisse International	Russell 1000 Growth Index Total Return	3-Month USD Libor - 3 Bps	5/12	118,618	6,168
Russell 1000 Growth Index Total Return	JPMorgan Chase Bank, N.A.	Russell 1000 Growth Index Total Return	3-Month USD Libor - 2 Bps	5/12	115,284	(1,498)
Russell 1000 Total Return Value Index	Credit Suisse International	3-Month USD Libor + 4 Bps	Russell1000 Total Return Value Index	5/12	114,781	(6,886)
Russell 1000 Total Return Value Index	JPMorgan Chase Bank, N.A.	3-Month USD Libor + 5 Bps	Russell1000 Total Return Value Index	5/12	110,484	1,561
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR - 20 Basis Points (Bps)	Russell 2000 Growth Biotechnology Industry Index Total Return	12/11	988	(22)
Russell 2000 Growth Index Total Return	Credit Suisse International	Russell 2000 Growth Index Total Return	3-Month USD Libor - 55 Bps	5/12	30,162	2,774
Russell 2000 Value Index Total Return	Credit Suisse International	3-Month USD Libor - 45 Bps	Russell 2000 Value Index Total Return	5/12	30,351	(3,036)
Russell Midcap Growth Index Total Return	Credit Suisse International	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 12 Bps	5/12	91,053	6,148
Russell Midcap Value Index Total Return	Credit Suisse International	3-Month USD LIBOR	Russell Midcap Value Index Total Return	5/12	90,992	(5,986)

						$(7,477)

(k)	Securities with an aggregate value of $27,873 (in thousands) have been pledged as collateral for swap contracts outstanding and short sales on September 30, 2011.

(l)	As of September 30, 2011 portfolio securities with an aggregate value of $281 (in thousands) were Fair Valued under procedures adopted by the Board of Directors.

(o)	Short sales outstanding on September 30, 2011.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal Home Loan Mortgage Corp. TBA	3.50%	10/41	$2,085	$2,135	$2,140
Federal Home Loan Mortgage Corp. TBA	5.00%	10/38	125	134	134
Federal National Mortgage Association TBA	3.50%	10/26	960	1,003	1,002
Federal National Mortgage Association TBA	4.50%	10/41	2,239	2,387	2,382
Federal National Mortgage Association TBA	4.50%	10/41	6,730	7,162	7,139
Federal National Mortgage Association TBA	5.0%	10/41	4,410	4,742	4,744

Balanced Portfolio

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks and Warrants	$781,659	$-	$-
Foreign Common Stocks	56,733	-	-
Preferred Stocks	-	996	-
US Government & Agency Bonds	-	103,666	-
Foreign Bonds	-	26,703	-
Municipal Bonds	-	17,507	-
Corporate Bonds	-	340,406	29
Structured Products	-	506,578	252
Short-Term Investments	-	423,393	-
Other Financial Instruments^
Futures	2,011	-	-
Forward Currency Contracts	-	2,676	-
Total Return Swaps	-	16,651	-
Liabilities:
Other Financial Instruments^
Futures	(3,124)	-	-
Forward Currency Contracts	-	(127)	-
Total Return Swaps	-	(24,128)	-
Short Sales	-	(17,541)	-
Total	$837,279	$1,396,780	$281

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Domestic Common Stocks and Warrants (48.3%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (32.1%)

	Consumer Discretionary (3.8%)
	Abercrombie & Fitch Co. - Class A	6,100	375
*	Amazon.com, Inc.	4,800	1,038
	Coach, Inc.	13,000	674
*	DIRECTV - Class A	18,650	788
*	Discovery Communications, Inc.	14,100	496
*	General Motors Co.	1,155	23
*	General Motors Co. - A Warrants	1,050	12
*	General Motors Co. - B Warrants	1,050	8
	The Home Depot, Inc.	17,800	585
	Johnson Controls, Inc.	19,600	517
	Kohl’s Corp.	9,200	452
*	Las Vegas Sands Corp.	12,200	468
	Limited Brands, Inc.	15,700	605
	McDonald’s Corp.	15,800	1,388
	NIKE, Inc. - Class B	4,400	376
*	Priceline.com, Inc.	1,100	494

	Total		8,299

	Consumer Staples (3.3%)
	The Coca-Cola Co.	28,700	1,939
	Costco Wholesale Corp.	13,300	1,092
	CVS Caremark Corp.	16,805	565
	The Estee Lauder Cos., Inc. - Class A	4,500	395
*	Hansen Natural Corp.	4,400	384
	Kimberly-Clark Corp.	4,100	291
	Mead Johnson Nutrition Co.	12,300	847
	Philip Morris International, Inc.	26,100	1,628

	Total		7,141

	Energy (3.2%)
	Anadarko Petroleum Corp.	9,300	586
	Apache Corp.	4,800	385
	Chevron Corp.	2,900	268
	ConocoPhillips	3,800	241
	Exxon Mobil Corp.	31,500	2,288
	Halliburton Co.	23,600	720
	Kinder Morgan Energy Partners LP	2,300	157
*	Oasis Petroleum, Inc.	22,100	494
	Occidental Petroleum Corp.	8,900	636
	Schlumberger, Ltd.	19,800	1,183

	Total		6,958

	Financials (1.2%)
	American Express Co.	26,000	1,167
	The Goldman Sachs Group, Inc.	600	57
	HCP, Inc.	7,000	246

	Domestic Common Stocks and Warrants (48.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	JPMorgan Chase & Co.	8,900	268
	MetLife, Inc.	12,500	350
	New York Community Bancorp, Inc.	14,900	177
	Wells Fargo & Co.	15,600	376

	Total		2,641

	Health Care (4.1%)
	Abbott Laboratories	1,300	67
*	Alexion Pharmaceuticals, Inc.	9,400	602
	Allergan, Inc.	9,700	799
	AmerisourceBergen Corp.	26,200	977
	Bristol-Myers Squibb Co.	24,200	759
*	Celgene Corp.	14,800	916
*	Cerner Corp.	14,200	973
	Covidien PLC	7,100	313
*	Express Scripts, Inc.	20,500	760
*	Intuitive Surgical, Inc.	2,600	947
	Johnson & Johnson	3,200	204
	Merck & Co., Inc.	7,900	258
	Pfizer, Inc.	15,200	269
*	Thermo Fisher Scientific, Inc.	8,100	410
	WellPoint, Inc.	9,600	627

	Total		8,881

	Industrials (3.1%)
	Caterpillar, Inc.	8,950	661
	Cummins, Inc.	9,300	759
	Danaher Corp.	19,400	814
	Emerson Electric Co.	8,150	337
	FedEx Corp.	12,200	826
	Honeywell International, Inc.	21,850	959
	Illinois Tool Works, Inc.	14,000	582
	PACCAR, Inc.	14,950	505
	Pitney Bowes, Inc.	11,000	207
	Precision Castparts Corp.	2,600	404
	Union Pacific Corp.	8,150	666

	Total		6,720

	Information Technology (9.6%)
	Altera Corp.	7,200	227
*	Apple, Inc.	11,100	4,231
*	Baidu, Inc., ADR	3,500	374
	Broadcom Corp. - Class A	19,500	649
*	Check Point Software Technologies, Ltd.	8,700	459
	Cisco Systems, Inc.	57,400	889
*	Citrix Systems, Inc.	11,600	633
*	Cognizant Technology Solutions Corp. - Class A	14,000	878
*	EMC Corp.	31,700	665
*	Freescale Semiconductor Holdings I, Ltd.	27,100	299
*	Google, Inc. - Class A	3,300	1,697

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (48.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Intel Corp.	28,300	604
	International Business Machines Corp.	17,000	2,976
*	Juniper Networks, Inc.	5,500	95
	MasterCard, Inc. - Class A	2,700	856
	Microsoft Corp.	75,200	1,872
	Oracle Corp.	57,800	1,661
	Paychex, Inc.	7,400	195
	Qualcomm, Inc.	22,200	1,080
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,100	241
*	VMware, Inc. - Class A	2,600	209
	Western Union Co.	20,600	315

	Total		21,105

	Materials (1.2%)
	CF Industries Holdings, Inc.	2,200	272
	Freeport-McMoRan Copper & Gold, Inc.	18,700	569
	LyondellBasell Industries NV - Class A	13,300	325
	Potash Corp. of Saskatchewan, Inc.	10,900	471
	Praxair, Inc.	10,600	991
	Southern Copper Corp.	3,600	90

	Total		2,718

	Other Holdings (0.6%)
	iShares Russell 1000 Growth Index Fund	26,300	1,384

	Total		1,384

	Telecommunication Services (1.0%)
*	American Tower Corp. - Class A	19,800	1,065
	AT&T, Inc.	9,400	268
	CenturyLink, Inc.	6,400	212
	China Mobile, Ltd., ADR	5,300	258
	Deutsche Telekom AG, ADR	5,400	64
	France Telecom SA, ADR	3,300	54
	Verizon Communications, Inc.	7,800	287
	Vodafone Group PLC, ADR	3,900	100

	Total		2,308

	Utilities (1.0%)
	Ameren Corp.	9,400	280
	American Electric Power Co., Inc.	7,300	278
	CenterPoint Energy, Inc.	16,200	318
	Consolidated Edison, Inc.	5,200	296
	Dominion Resources, Inc.	4,650	236
	Exelon Corp.	6,300	268
	PPL Corp.	10,300	294

	Domestic Common Stocks and Warrants (48.3%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Southern Co.	6,700	284

	Total		2,254

	Total Large Cap Common Stocks		70,409

	Mid Cap Common Stocks (11.9%)

	Consumer Discretionary (2.2%)
*	Bed Bath & Beyond, Inc.	7,100	407
*	BorgWarner, Inc.	3,200	194
	Chico’s FAS, Inc.	25,000	286
	DeVry, Inc.	4,500	166
*	Dollar Tree, Inc.	3,250	244
	Fortune Brands, Inc.	3,500	189
*	GameStop Corp. - Class A	9,000	208
	The Interpublic Group of Cos., Inc.	12,300	89
*	Jack in the Box, Inc.	15,112	301
	Macy’s, Inc.	6,600	174
	The McGraw-Hill Cos., Inc.	5,500	225
	Nordstrom, Inc.	6,000	274
*	O’Reilly Automotive, Inc.	13,700	913
*	Penn National Gaming, Inc.	7,000	233
	Polaris Industries, Inc.	4,400	220
	Starbucks Corp.	14,500	541
*	Urban Outfitters, Inc.	5,700	127

	Total		4,791

	Consumer Staples (0.1%)
*	Ralcorp Holdings, Inc.	3,100	238

	Total		238

	Energy (0.8%)
*	Cameron International Corp.	10,400	432
	Cimarex Energy Co.	3,600	200
	Core Laboratories N.V.	2,200	198
*	Denbury Resources, Inc.	18,100	208
*	FMC Technologies, Inc.	3,400	128
	SM Energy Co.	3,000	182
*	Weatherford International, Ltd.	42,100	514

	Total		1,862

	Financials (0.8%)
	Assured Guaranty, Ltd.	12,100	133
*	CB Richard Ellis Group, Inc. - Class A	12,400	167
	DuPont Fabros Technology, Inc.	8,500	167
*	E*TRADE Financial Corp.	9,670	88
*	IntercontinentalExchange, Inc.	2,615	309
	Invesco, Ltd.	24,433	379
	Lazard, Ltd. - Class A	7,200	152
	Raymond James Financial, Inc.	10,000	260

	Total		1,655

	Health Care (1.0%)
*	Covance, Inc.	6,200	282
*	DaVita, Inc.	5,550	348

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (48.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Health Management Associates, Inc. - Class A	14,250	99
*	IDEXX Laboratories, Inc.	2,500	172
*	Illumina, Inc.	5,900	241
*	Mettler-Toledo International, Inc.	3,200	448
	Pharmaceutical Product Development, Inc.	27,200	698

	Total		2,288

	Industrials (1.9%)
*	BE Aerospace, Inc.	10,300	341
	Cooper Industries PLC	3,500	161
*	Corrections Corp. of America	22,300	506
	Dover Corp.	23,800	1,109
	Expeditors International of Washington, Inc.	7,700	312
*	Foster Wheeler AG	21,500	383
	Joy Global, Inc.	2,600	162
*	Kansas City Southern	2,300	115
	MSC Industrial Direct Co., Inc. - Class A	5,600	316
*	Owens Corning, Inc.	5,500	119
	Robert Half International, Inc.	9,700	206
	Roper Industries, Inc.	6,479	447

	Total		4,177

	Information Technology (2.5%)
*	Alliance Data Systems Corp.	4,900	454
	Amphenol Corp. - Class A	11,100	453
*	Atmel Corp.	17,700	143
*	Autodesk, Inc.	14,000	389
	Avago Technologies, Ltd.	33,200	1,088
*	BMC Software, Inc.	19,300	744
*	F5 Networks, Inc.	1,900	135
	Global Payments, Inc.	8,800	355
*	Informatica Corp.	5,300	217
	Microchip Technology, Inc.	15,600	485
*	Skyworks Solutions, Inc.	9,200	165
*	Teradata Corp.	3,100	166
*	VeriFone Systems, Inc.	9,100	319
*	Zebra Technologies Corp. - Class A	10,900	337

	Total		5,450

	Materials (0.4%)
	Ecolab, Inc.	5,700	279
	PPG Industries, Inc.	4,700	332
*	Solutia, Inc.	8,686	111
	Titanium Metals Corp.	11,200	168

	Total		890

	Other Holdings (1.8%)
	iShares iBoxx $ High Yield Corporate Bond Fund	23,310	1,928
	SPDR Barclays Capital High Yield Bond ETF	53,270	1,928

	Total		3,856

	Domestic Common Stocks and Warrants (48.3%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.4%)
*	NII Holdings, Inc.	6,800	183
*	SBA Communications Corp. - Class A	10,300	355
	Windstream Corp.	20,700	242

	Total		780

	Total Mid Cap Common Stocks		25,987

	Small Cap Common Stocks (4.3%)

	Consumer Discretionary (0.7%)
*	American Public Education, Inc.	3,200	109
*	Bally Technologies, Inc.	1,750	47
*	Bravo Brio Restaurant Group, Inc.	6,700	111
*	Deckers Outdoor Corp.	1,250	117
*	Dex One Corp.	1,989	1
*	Genesco, Inc.	3,650	188
*	Grand Canyon Education, Inc.	6,900	111
*	LKQ Corp.	7,800	188
	The Men’s Wearhouse, Inc.	4,700	123
	Monro Muffler Brake, Inc.	4,325	143
*	Red Robin Gourmet Burgers, Inc.	3,550	85
*	Shuffle Master, Inc.	9,700	82
*	Ulta Salon, Cosmetics & Fragrance, Inc.	950	59
*	Vera Bradley, Inc.	5,150	186

	Total		1,550

	Consumer Staples (0.2%)
*	Heckmann Corp.	28,050	148
*	Primo Water Corp.	6,750	38
*	TreeHouse Foods, Inc.	2,244	139
*	United Natural Foods, Inc.	4,400	163

	Total		488

	Energy (0.4%)
*	Brigham Exploration Co.	5,850	148
	CARBO Ceramics, Inc.	1,150	118
*	Carrizo Oil & Gas, Inc.	6,400	138
*	Gulfport Energy Corp.	6,300	152
*	Superior Energy Services, Inc.	5,700	149
*	Swift Energy Co.	4,350	106

	Total		811

	Financials (0.3%)
*	Altisource Portfolio Solutions SA	1,450	51
	Boston Private Financial Holdings, Inc.	16,300	96
	East West Bancorp, Inc.	4,900	73
*	First Cash Financial Services, Inc.	1,700	71
*	MF Global Holdings, Ltd.	9,150	38
	MFA Financial, Inc.	7,800	55
*	Portfolio Recovery Associates, Inc.	2,746	171

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (48.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	WisdomTree Investments, Inc.	3,100	22

	Total		577

	Health Care (0.6%)
*	Align Technology, Inc.	6,000	91
*	DexCom, Inc.	15,559	187
*	Endologix, Inc.	10,591	106
*	Exact Sciences Corp.	15,000	99
*	Fluidigm Corp.	4,250	59
*	Impax Laboratories, Inc.	4,450	80
*	IPC The Hospitalist Co.	4,415	158
*	MAP Pharmaceuticals, Inc.	3,450	50
*	NxStage Medical, Inc.	7,200	150
*	Omnicell, Inc.	10,165	140
	U.S. Physical Therapy, Inc.	2,900	54
*	Volcano Corp.	4,450	132

	Total		1,306

	Industrials (0.7%)
	Actuant Corp. - Class A	2,650	52
*	Chart Industries, Inc.	3,050	129
	Forward Air Corp.	3,200	81
*	GrafTech International, Ltd.	6,400	81
*	Heritage-Crystal Clean, Inc.	975	18
*	Higher One Holdings, Inc.	11,300	184
*	Hub Group, Inc. - Class A	5,150	146
*	Huron Consulting Group, Inc.	1,800	56
*	The Keyw Holding Corp.	4,650	33
	Knoll, Inc.	6,215	85
*	Mistras Group, Inc.	2,800	49
*	Polypore International, Inc.	3,400	192
	Robbins & Myers, Inc.	1,900	66
	Snap-on, Inc.	2,550	113
	Tennant Co.	2,450	87
*	TransDigm Group, Inc.	1,700	139
*	WESCO International, Inc.	900	30

	Total		1,541

	Information Technology (1.2%)
*	Advanced Energy Industries, Inc.	8,541	74
*	Ancestry.com, Inc.	2,650	62
*	BroadSoft, Inc.	1,500	45
*	Calix, Inc.	8,850	69
*	Cardtronics, Inc.	12,550	288
*	Concur Technologies, Inc.	3,200	119
*	Cornerstone OnDemand, Inc.	2,600	33
*	Dice Holdings, Inc.	10,800	84
*	Diodes, Inc.	4,950	89
*	Equinix, Inc.	1,236	110
*	EZchip Semiconductor, Ltd.	3,550	118
*	Finisar Corp.	5,800	102
*	InterXion Holding NV	1,500	18
*	Microsemi Corp.	6,150	98
	MKS Instruments, Inc.	2,450	53
*	Nanometrics, Inc.	7,400	107
	Pegasystems, Inc.	2,950	90
*	RightNow Technologies, Inc.	4,950	164
*	Riverbed Technology, Inc.	3,150	63

	Domestic Common Stocks and Warrants (48.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Sourcefire, Inc.	11,100	297
*	SPS Commerce, Inc.	8,200	134
*	SuccessFactors, Inc.	3,550	82
*	Synchronoss Technologies, Inc.	5,800	144
*	The Ultimate Software Group, Inc.	4,650	217

	Total		2,660

	Materials (0.1%)
	Balchem Corp.	3,100	116
	Kronos Worldwide, Inc.	4,600	74

	Total		190

	Other Holdings (0.1%)
	Market Vectors Junior Gold Miners ETF	4,600	130

	Total		130

	Telecommunication Services (0.0%)
	AboveNet, Inc.	2,050	110

	Total		110

	Total Small Cap Common Stocks		9,363

	Total Domestic Common Stocks and Warrants
	(Cost: $97,924)		105,759

	Foreign Common Stocks (3.2%)

	Other Holdings (3.2%)
	iShares MSCI EAFE Index Fund	28,900	1,380
	Vanguard Emerging Markets ETF	158,000	5,671

	Total Foreign Common Stocks
	(Cost: $8,217)		7,051

	Preferred Stocks (0.1%)

	Finance Services (0.1%)
*	Ally Financial, Inc, 7.00%, 12/31/11	91	61
	Ally Financial, Inc., 8.50%, 5/15/16	4,589	79
	GMAC Capital Trust I, 8.125%, 2/15/40	1,703	30

	Total Preferred Stocks
	(Cost: $220)		170

	Investment Grade Segment (6.9%)

	Aerospace/Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	15,000	18
	Boeing Capital Corp., 2.125%, 8/15/16	60,000	61
	Goodrich Corp., 4.875%, 3/1/20	15,000	17
	L-3 Communications Corp., 5.20%, 10/15/19	70,000	74
	Lockheed Martin Corp., 3.35%, 9/15/21	50,000	49

Asset Allocation Portfolio

Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense continued
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 144A	30,000	29
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 144A	15,000	13

Total		261

Auto Manufacturing (0.1%)
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	5,000	5
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	40,000	40
Daimler Finance North America LLC, 3.875%, 9/15/21 144A	5,000	5
PACCAR Financial Corp., 1.95%, 12/17/12	10,000	10
PACCAR, Inc., 6.875%, 2/15/14	10,000	11
Toyota Motor Credit Corp., 2.00%, 9/15/16	65,000	65
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	45,000	45

Total		181

Banking (1.7%)
Bank of America Corp., 3.625%, 3/17/16	35,000	32
Bank of America Corp., 3.75%, 7/12/16	45,000	41
Bank of America Corp., 5.00%, 5/13/21	5,000	5
Bank of America Corp., 5.625%, 7/1/20	115,000	106
Bank of America Corp., 5.75%, 12/1/17	20,000	19
Bank of America Corp., 6.00%, 9/1/17	30,000	29
The Bank of New York Mellon Corp., 3.55%, 9/23/21	20,000	20
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	300,000	291
Cie de Financement Foncier, 2.50%, 9/16/15 144A	50,000	49
Citigroup, Inc., 3.953%, 6/15/16	240,000	239
Citigroup, Inc., 5.375%, 8/9/20	15,000	16
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	40
Credit Suisse Guernsey, 5.86%, 12/31/49	5,000	4
Credit Suisse/New York NY, 5.50%, 5/1/14	125,000	132
Eksportfinans ASA, 2.00%, 9/15/15	250,000	255
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	255,000	248
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	5,000	5
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	360,000	370
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	52
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	5,000	5
HSBC Holdings PLC, 5.10%, 4/5/21	35,000	36
Jefferies Group, Inc., 5.125%, 4/13/18	75,000	70
JPMorgan Chase & Co., 3.15%, 7/5/16	305,000	303
JPMorgan Chase & Co., 4.35%, 8/15/21	70,000	71
JPMorgan Chase & Co., 6.00%, 1/15/18	30,000	33
JPMorgan Chase & Co., 7.90%, 4/29/49	35,000	36
Lloyds TSB Bank PLC, 4.875%, 1/21/16	25,000	25
Merrill Lynch & Co., 6.22%, 9/15/26	20,000	17
Merrill Lynch & Co., 6.40%, 8/28/17	120,000	116
Morgan Stanley, 2.875%, 7/28/14	120,000	114
Morgan Stanley, 3.80%, 4/29/16	120,000	111
Morgan Stanley, 5.75%, 1/25/21	15,000	14
Morgan Stanley, 7.30%, 5/13/19	5,000	5
Nationwide Building Society, 2.50%, 8/17/12 144A	250,000	254
PNC Funding Corp., 2.70%, 9/19/16	15,000	15
PNC Funding Corp., 4.375%, 8/11/20	65,000	67
The Royal Bank of Scotland PLC, 6.125%, 1/11/21	20,000	20

Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Banking continued
State Street Corp., 2.875%, 3/7/16	75,000	77
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	28
U.S. Bancorp, 3.442%, 2/1/16	45,000	46
Union Bank, 3.00%, 6/6/16	80,000	80
USB Capital XIII Trust, 6.625%, 12/15/39	20,000	20
Wachovia Corp., 5.75%, 2/1/18	5,000	6
Wells Fargo & Co., 3.676%, 6/15/16	65,000	68
Wells Fargo & Co., 4.60%, 4/1/21	45,000	48
Westpac Banking Corp., 3.00%, 8/4/15	20,000	20

Total		3,658

Beverage/Bottling (0.1%)
Anheuser-Busch Cos., Inc., 4.50%, 4/1/18	5,000	5
Anheuser-Busch Cos., Inc., 5.75%, 4/1/36	15,000	18
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	70,000	106
The Coca-Cola Co., 3.15%, 11/15/20	50,000	52
PepsiCo, Inc., 7.90%, 11/1/18	35,000	46
Pernod Ricard SA, 5.75%, 4/7/21 144A	70,000	77

Total		304

Cable/Media/Broadcasting/Satellite (0.4%)
Comcast Corp., 6.95%, 8/15/37	20,000	24
DIRECTV Holdings LLC/DIRECTV Financing Co., 6.375%, 3/1/41	65,000	73
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 3/1/21	75,000	79
Discovery Communications LLC, 4.375%, 6/15/21	5,000	5
Discovery Communications LLC, 5.05%, 6/1/20	25,000	27
Discovery Communications LLC, 6.35%, 6/1/40	10,000	12
Gannett Co., Inc., 7.125%, 9/1/18	30,000	29
Gannett Co., Inc., 9.375%, 11/15/17	40,000	43
Historic TW, Inc., 6.625%, 5/15/29	40,000	46
Historic TW, Inc., 6.875%, 6/15/18	10,000	12
NBCUniversal Media LLC, 2.875%, 4/1/16	70,000	71
NBCUniversal Media LLC, 5.95%, 4/1/41	20,000	22
NBCUniversal Media LLC, 6.40%, 4/30/40	15,000	18
News America, Inc., 4.50%, 2/15/21	95,000	95
News America, Inc., 6.15%, 2/15/41	20,000	21
News America, Inc., 6.90%, 8/15/39	10,000	11
TCI Communications, Inc., 8.75%, 8/1/15	60,000	73
Time Warner Cable, Inc., 4.125%, 2/15/21	35,000	35
Time Warner Cable, Inc., 5.00%, 2/1/20	15,000	16
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	70
Time Warner, Inc., 4.70%, 1/15/21	10,000	11
Time Warner, Inc., 4.75%, 3/29/21	50,000	53
Time Warner, Inc., 6.25%, 3/29/41	50,000	57

Total		903

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 4.25%, 11/15/20	65,000	65
The Dow Chemical Co., 7.60%, 5/15/14	40,000	46
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6

Total		117

Consumer Products (0.1%)
Fortune Brands, Inc., 5.375%, 1/15/16	11,000	12
The Procter & Gamble Co., 1.45%, 8/15/16	45,000	45
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	52
Unilever Capital Corp., 2.75%, 2/10/16	55,000	58

Total		167

Asset Allocation Portfolio

Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities (0.5%)
Alabama Power Co., 3.95%, 6/1/21	50,000	54
Ameren Corp., 8.875%, 5/15/14	15,000	17
Appalachian Power Co., 4.60%, 3/30/21	20,000	22
Arizona Public Service Co., 5.05%, 9/1/41	10,000	11
Arizona Public Service Co., 8.75%, 3/1/19	10,000	12
Bruce Mansfield Unit, 6.85%, 6/1/34	29,091	31
Carolina Power & Light, Co., 3.00%, 9/15/21	15,000	15
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	28
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	23
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	26
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	12
The Detroit Edison Co., 3.45%, 10/1/20	25,000	26
DTE Energy Co., 6.375%, 4/15/33	5,000	6
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Duke Energy Indiana, Inc., 3.75%, 7/15/20	45,000	48
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	57
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	34
FirstEnergy Corp., 7.375%, 11/15/31	15,000	18
FirstEnergy Solutions Corp., 6.05%, 8/15/21	15,000	17
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	22,598	23
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	51
Nevada Power Co., 5.95%, 3/15/16	10,000	12
Nextera Energy, Inc., 4.50%, 6/1/21	95,000	100
NSTAR, 4.50%, 11/15/19	10,000	11
Ohio Edison Co., 6.875%, 7/15/36	5,000	6
Ohio Power Co., 5.375%, 10/1/21	25,000	28
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	77
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	12
PacifiCorp., 3.85%, 6/15/21	50,000	53
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	7
PPL Electric Utilities Corp., 3.00%, 9/15/21	5,000	5
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	12
Public Service Co. of Colorado, 3.20%, 11/15/20	30,000	30
Public Service Co. of Colorado, 5.80%, 8/1/18	10,000	12
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	105
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	38
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	13
Sempra Energy, 6.15%, 6/15/18	15,000	18
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	19
Tampa Electric Co., 5.40%, 5/15/21	5,000	6
Tampa Electric Co., 6.10%, 5/15/18	25,000	30
Union Electric Co., 6.40%, 6/15/17	10,000	12
Union Electric Co., 6.70%, 2/1/19	10,000	12
Virginia Electric & Power Co., 3.45%, 9/1/22	40,000	41

Total		1,202

Electronics (0.1%)
Hewlett-Packard Co., 2.125%, 9/13/15	55,000	55
Hewlett-Packard Co., 3.00%, 9/15/16	35,000	35
Hewlett-Packard Co., 4.30%, 6/1/21	100,000	101
Internationl Business Machines Corp., 1.95%, 7/22/16	25,000	25

Total		216

Food Processors (0.1%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	10,000	11
Kraft Foods, Inc., 6.125%, 2/1/18	55,000	64
Kraft Foods, Inc., 6.50%, 8/11/17	20,000	24

Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Food Processors continued
Kraft Foods, Inc., 6.50%, 2/9/40	30,000	37
Mead Johnson Nutrition Co., 4.90%, 11/1/19	35,000	39

Total		175

Gas Pipelines (0.2%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	12
Energy Transfer Partners LP, 4.65%, 6/1/21	75,000	71
Energy Transfer Partners LP, 6.70%, 7/1/18	35,000	39
Enterprise Products Operating LLC, 3.20%, 2/1/16	70,000	72
Kinder Morgan Energy Partners LP, 4.15%, 3/1/22	55,000	54
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	10,000	11
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	16
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	36
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	17
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	22
Spectra Energy Partners LP, 2.95%, 6/15/16	30,000	30
Williams Partners LP, 4.125%, 11/15/20	5,000	5
Williams Partners LP, 5.25%, 3/15/20	80,000	86

Total		471

Health Care/Pharmaceuticals (0.1%)
Express Scripts, Inc., 3.125%, 5/15/16	25,000	25
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	27
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	30
Medtronic, Inc., 2.625%, 3/15/16	30,000	31
Merck & Co., Inc., 3.875%, 1/15/21	15,000	16
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	5,000	6
Pfizer, Inc., 5.35%, 3/15/15	15,000	17
Roche Holdings, Inc., 6.00%, 3/1/19 144A	25,000	31
Sanofi-Aventis SA, 2.625%, 3/29/16	60,000	62
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	26
Wyeth, 5.50%, 2/15/16	5,000	6
Wyeth, 5.95%, 4/1/37	35,000	45

Total		322

Independent Finance (0.2%)
American International Group, Inc., 5.60%, 10/18/16	25,000	25
American International Group, Inc., 6.40%, 12/15/20	55,000	56
General Electric Capital Corp., 2.95%, 5/9/16	125,000	125
General Electric Capital Corp., 5.625%, 5/1/18	125,000	137

Total		343

Information/Data Technology (0.1%)
Oracle Corp., 3.875%, 7/15/20 144A	50,000	53
SAIC, Inc., 4.45%, 12/1/20 144A	25,000	27
SAIC, Inc., 5.95%, 12/1/40 144A	50,000	60

Total		140

Life Insurance (0.1%)
American International Group, Inc., 4.875%, 9/15/16	45,000	43
New York Life Global Funding, 2.45%, 7/14/16 144A	80,000	81
Prudential Financial, Inc., 3.625%, 9/17/12	5,000	5
Prudential Financial, Inc., 4.50%, 11/15/20	45,000	45
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	20
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	5

Asset Allocation Portfolio

Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Life Insurance continued
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	20,000	24
UnitedHealth Group, Inc., 4.70%, 2/15/21	25,000	28

Total		251

Machinery (0.0%)
Caterpillar, Inc., 3.90%, 5/27/21	45,000	48

Total		48

Metals/Mining (0.3%)
ArcelorMittal, 5.50%, 3/1/21	120,000	108
ArcelorMittal, 6.75%, 3/1/41	15,000	13
Barrick Gold Corp., 2.90%, 5/30/16	45,000	46
Barrick North America Finance LLC, 4.40%, 5/30/21	35,000	36
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	30
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	40,000	40
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	50,000	51
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	20
Teck Resources, Ltd., 4.75%, 1/15/22	80,000	81
Teck Resources, Ltd., 6.25%, 7/15/41	55,000	58
Teck Resources, Ltd., 10.75%, 5/15/19	25,000	31
Vale Overseas, Ltd., 5.625%, 9/15/19	60,000	63

Total		577

Oil and Gas (0.5%)
BP Capital Markets PLC, 4.50%, 10/1/20	10,000	11
BP Capital Markets PLC, 4.742%, 3/11/21	40,000	44
BP Capital Markets PLC, 4.75%, 3/10/19	80,000	88
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	29
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	6
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	54
ConocoPhillips, 6.00%, 1/15/20	85,000	104
EnCana Corp., 5.90%, 12/1/17	50,000	57
EnCana Corp., 6.50%, 8/15/34	30,000	34
EnCana Corp., 6.625%, 8/15/37	35,000	40
Ensco PLC, 4.70%, 3/15/21	35,000	36
EOG Resources, Inc., 4.10%, 2/1/21	30,000	32
EOG Resources, Inc., 4.40%, 6/1/20	15,000	16
Hess Corp., 5.60%, 2/15/41	25,000	27
Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
Marathon Oil Corp., 6.60%, 10/1/37	10,000	12
Nabors Industries, Inc., 4.625%, 9/15/21 144A	25,000	24
Nabors Industries, Inc., 6.15%, 2/15/18	20,000	22
Nexen, Inc., 5.875%, 3/10/35	50,000	49
Noble Energy, Inc., 6.00%, 3/1/41	15,000	17
Occidental Petroleum Corp., 4.125%, 6/1/16	20,000	22
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	16
Petro-Canada, 5.95%, 5/15/35	45,000	49
Shell International Finance BV, 4.30%, 9/22/19	120,000	135
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	18
Talisman Energy, Inc., 3.75%, 2/1/21	45,000	44
Total Capital SA, 4.45%, 6/24/20	100,000	112
Valero Energy Corp., 6.125%, 2/1/20	45,000	50
Valero Energy Corp., 6.625%, 6/15/37	25,000	27

Total		1,181

Other Finance (0.1%)
American Express Co., 6.15%, 8/28/17	35,000	40
American Express Credit Corp., 2.80%, 9/19/16	50,000	50

	Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

	Other Finance continued
	American Express Credit Corp., 5.125%, 8/25/14	15,000	16
	CVS Pass-Through Trust, 6.036%, 12/10/28	39,570	42
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	45,000	45
	USAA Capital Corp., 2.24%, 3/30/12	60,000	60

	Total		253

	Other Holdings (0.8%)
(f)	Australia Treasury Bill, 0.00%, 12/16/11	270,000	259
(f)	Canadian Treasury Bill, 0.00%, 12/22/11	695,000	662
(f)	Mexico Cetes, 0.00%, 10/20/11	72,000,000	518
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	300,000	155
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	250,000	134

	Total		1,728

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	10,000	11
	American Tower Corp., 7.00%, 10/15/17	15,000	17
	Republic Services, Inc., 3.80%, 5/15/18	50,000	52
	Republic Services, Inc., 5.25%, 11/15/21	25,000	28
	Waste Management, Inc., 2.60%, 9/1/16	10,000	10
	Waste Management, Inc., 4.60%, 3/1/21	30,000	32

	Total		150

	Paper and Forest Products (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	40,000	41
	International Paper Co., 7.30%, 11/15/39	60,000	67

	Total		108

	Railroads (0.1%)
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	25,000	26
	Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
	CSX Corp., 5.60%, 5/1/17	30,000	34
	Norfolk Southern Corp., 5.64%, 5/17/29	50,000	59

	Total		125

	Real Estate Investment Trusts (0.2%)
	AvalonBay Communities, Inc., 3.95%, 1/15/21	75,000	75
	BRE Properties, Inc., 5.20%, 3/15/21	35,000	37
	BRE Properties, Inc., 5.50%, 3/15/17	15,000	16
	Developers Diversified Realty Corp., 4.75%, 4/15/18	90,000	82
	ERP Operating LP, 5.125%, 3/15/16	20,000	21
	ERP Operating LP, 5.75%, 6/15/17	40,000	45
	HCP, Inc., 3.75%, 2/1/16	25,000	25
	HCP, Inc., 5.375%, 2/1/21	20,000	20
	HCP, Inc., 6.00%, 1/30/17	25,000	26
	HCP, Inc., 6.70%, 1/30/18	10,000	11
	Health Care REIT, Inc., 3.625%, 3/15/16	15,000	15
	Simon Property Group LP, 4.375%, 3/1/21	25,000	25
	Simon Property Group LP, 5.65%, 2/1/20	20,000	22
	Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	10,000	10
	Vornado Realty LP, 4.25%, 4/1/15	30,000	31
	WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	28
	WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	15,000	17

	Total		506

	Restaurants (0.0%)
	Darden Restaurants, Inc., 6.20%, 10/15/17	25,000	29
	Yum! Brands, Inc., 3.75%, 11/1/21	30,000	30

	Total		59

Asset Allocation Portfolio

	Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

	Retail Food and Drug (0.1%)
	CVS Caremark Corp., 5.75%, 5/15/41	30,000	34
	CVS Caremark Corp., 6.25%, 6/1/27	40,000	49
	Delhaize Group, 6.50%, 6/15/17	40,000	47
	The Kroger Co., 7.50%, 4/1/31	40,000	53
	Safeway, Inc., 6.35%, 8/15/17	60,000	69

	Total		252

	Retail Stores (0.2%)
	The Home Depot, Inc., 4.40%, 4/1/21	90,000	98
	The Home Depot, Inc., 5.40%, 3/1/16	50,000	57
	Nordstrom, Inc., 6.25%, 1/15/18	15,000	18
	Nordstrom, Inc., 7.00%, 1/15/38	15,000	20
	Target Corp., 6.50%, 10/15/37	15,000	20
	Wal-Mart Stores, Inc., 2.80%, 4/15/16	20,000	21
	Wal-Mart Stores, Inc., 3.25%, 10/25/20	35,000	36
	Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	16
	Wal-Mart Stores, Inc., 4.25%, 4/15/21	20,000	22
	Wal-Mart Stores, Inc., 4.875%, 7/8/40	40,000	44

	Total		352

	Telecommunications (0.4%)
	America Movil SAB de CV, 5.00%, 3/30/20	65,000	69
	AT&T Corp., 8.00%, 11/15/31	200,000	279
	AT&T, Inc., 2.40%, 8/15/16	60,000	61
	AT&T, Inc., 2.95%, 5/15/16	50,000	52
	AT&T, Inc., 5.55%, 8/15/41	40,000	43
	CenturyLink, Inc., 5.15%, 6/15/17	70,000	66
	Qwest Corp., 6.50%, 6/1/17	40,000	41
	Qwest Corp., 8.375%, 5/1/16	10,000	11
	Rogers Communications, Inc., 6.375%, 3/1/14	50,000	55
	Telefonica Emisiones SAU, 3.729%, 4/27/15	35,000	33
	Verizon Communications, Inc., 5.85%, 9/15/35	80,000	94
	Verizon Communications, Inc., 6.25%, 4/1/37	30,000	36
	Verizon Communications, Inc., 6.35%, 4/1/19	50,000	60

	Total		900

	Tobacco (0.0%)
	Lorillard Tobacco Co., 7.00%, 8/4/41	45,000	48
	Philip Morris International, Inc., 2.50%, 5/16/16	40,000	41

	Total		89

	Total Investment Grade Segment (Cost: $14,730)		15,039

	Governments (3.6%)

	Governments (3.6%)
	Federal Home Loan Bank, 2.00%, 1/27/23	120,000	120
	Overseas Private Investment Corp., 4.10%, 11/15/14	43,920	46
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	1,052
	US Department of Housing & Urban Development, 6.08%, 8/1/13	60,000	60
	US Treasury, 0.125%, 8/31/13	181,000	181
	US Treasury, 0.125%, 9/30/13	10,000	10
	US Treasury, 1.00%, 8/31/16	284,000	285
	US Treasury, 1.00%, 9/30/16	60,000	60
	US Treasury, 2.125%, 8/15/21	215,000	219
	US Treasury, 2.25%, 7/31/18	1,740,000	1,836
	US Treasury, 3.75%, 8/15/41	45,000	52
	US Treasury, 3.875%, 8/15/40	1,040,000	1,236
	US Treasury, 4.25%, 11/15/40	515,000	651
	US Treasury, 4.625%, 2/15/40	310,000	414
	US Treasury, 5.25%, 2/15/29	540,000	738

Governments (3.6%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 5.375%, 2/15/31	242,000	340
US Treasury Inflation Index Bond, 2.00%, 4/15/12	174,790	176
US Treasury Inflation Index Bond, 2.625%, 7/15/17	300,848	355

Total Governments (Cost: $7,063)		7,831

Municipal Bonds (0.5%)

Municipal Bonds (0.5%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	88,000	97
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	5,000	7
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	68
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	11
The City of New York, Series C-1, 5.517%, 10/1/37 GO	40,000	45
Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB	45,000	47
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	85
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	75,000	89
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	15,000	17
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	40,000	50
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	12,000	15
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	49
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	110,000	116
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	34
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	36
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	12
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	60,000	62
State of California, Series 2010, 5.70%, 11/1/21 GO	80,000	87
State of California, Series 2009, 7.55%, 4/1/39 GO	50,000	61
State of California, Series 2010, 7.60%, 11/1/40 GO	25,000	31
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	85,000	90
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	26
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	50,000	60

Total Municipal Bonds
(Cost: $1,064)		1,195

Asset Allocation Portfolio

Structured Products (13.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products (13.7%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.383%, 2/14/43 IO	1,698,304	28
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	78,964	59
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	95,288	65
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.726%, 2/10/51	201,000	211
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.295%, 1/25/37	52,013	22
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.325%, 5/25/37	62,934	30
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	160,381	165
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.922%, 3/15/49	150,000	149
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	29,963	31
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	26,851	27
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.886%, 11/15/44	400,000	429
Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4, 6.008%, 12/10/49	100,000	108
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	92
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	117,716	102
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	107,351	92
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	250,862	247
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.683%, 8/25/20 IO	1,040,446	97
Federal Home Loan Mortgage Corp., 3.50%, 12/1/40	294,216	302
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	57,243	61
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	447,387	469

Structured Products (13.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	884,170	927
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	1,129,142	1,184
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	84,543	91
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	160,280	171
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	63,198	67
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	338,850	361
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	1,371,556	1,458
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	675,173	718
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	255,427	271
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	993,527	1,052
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	104,205	113
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	21,220	23
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	77,075	84
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	55,531	60
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	79,499	86
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	234,886	253
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	421,892	453
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	22,177	24
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	68,948	75
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	14,929	16
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	101,211	110
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	193,148	209
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	73,527	80
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	251,040	274
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	76,476	79
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	65,872	73

Asset Allocation Portfolio

Structured Products (13.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp. TBA, 3.50%, 10/1/26	285,000	297
Federal National Mortgage Association, 3.73%, 4/1/18	324,808	347
Federal National Mortgage Association, 4.50%, 6/1/19	194,798	212
Federal National Mortgage Association, 4.50%, 12/1/19	18,348	20
Federal National Mortgage Association, 4.50%, 7/1/20	70,859	76
Federal National Mortgage Association, 4.50%, 9/1/24	136,101	145
Federal National Mortgage Association, 4.50%, 11/1/40	866,906	921
Federal National Mortgage Association, 5.00%, 3/1/20	87,188	95
Federal National Mortgage Association, 5.00%, 4/1/20	33,236	36
Federal National Mortgage Association, 5.00%, 5/1/20	140,675	152
Federal National Mortgage Association, 5.00%, 11/1/34	559,628	613
Federal National Mortgage Association, 5.00%, 4/1/35	78,301	86
Federal National Mortgage Association, 5.00%, 7/1/35	260,851	287
Federal National Mortgage Association, 5.00%, 10/1/35	47,031	52
Federal National Mortgage Association, 5.00%, 5/1/38	768,912	828
Federal National Mortgage Association, 5.00%, 4/1/41	660,190	711
Federal National Mortgage Association, 5.32%, 4/1/14	128,584	139
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	576
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	169
Federal National Mortgage Association, 5.50%, 4/1/21	64,951	71
Federal National Mortgage Association, 5.50%, 10/1/34	234,573	256
Federal National Mortgage Association, 5.50%, 3/1/35	102,821	114
Federal National Mortgage Association, 5.50%, 9/1/35	545,089	600
Federal National Mortgage Association, 5.50%, 11/1/35	552,432	608
Federal National Mortgage Association, 5.50%, 2/1/37	387,850	427
Federal National Mortgage Association, 5.50%, 11/1/37	287,593	300
Federal National Mortgage Association, 5.50%, 4/1/38	692,804	763
Federal National Mortgage Association, 6.00%, 10/1/34	181,205	201

Structured Products (13.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 11/1/34	190,201	211
Federal National Mortgage Association, 6.00%, 5/1/35	11,087	12
Federal National Mortgage Association, 6.00%, 6/1/35	1,777	2
Federal National Mortgage Association, 6.00%, 7/1/35	119,598	132
Federal National Mortgage Association, 6.00%, 10/1/35	52,304	58
Federal National Mortgage Association, 6.00%, 11/1/35	132,845	148
Federal National Mortgage Association, 6.00%, 9/1/36	52,057	58
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	238,704	272
Federal National Mortgage Association, 6.50%, 1/1/39	375,300	416
Federal National Mortgage Association TBA, 4.00%, 10/1/26	4,600,000	4,847
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	180,154	185
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	312,630	336
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	336
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	43
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.048%, 7/12/38 144A	30,000	33
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	25,000	26
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/38	200,000	212
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.714%, 3/18/51 144A	522,000	567
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	100,000	107
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.072%, 4/15/45	200,000	220
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.217%, 2/15/31	130,000	125
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.312%, 4/15/41	180,000	197

Asset Allocation Portfolio

	Structured Products (13.7%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	150,000	184
	MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	32,156	33
	MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	26,431	28
	Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.305%, 1/25/37	123,527	38
	Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.984%, 8/12/45 144A	557,000	607
	Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	13,456	14
	TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.325%, 3/25/37	57,672	54
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.345%, 3/25/37	69,023	66
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.365%, 6/25/37	107,452	104
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.803%, 11/25/34	38,877	36
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	9,094	9
	Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	5,063	5
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	25,056	26
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	124,339	120

	Total Structured Products (Cost: $28,956)		30,067

	Below Investment Grade Segment (6.9%)

	Aerospace/Defense (0.1%)
	AWAS Aviation Capital, Ltd., 7.00%, 10/15/16 144A	38,080	37
	Bombardier, Inc., 7.75%, 3/15/20 144A	35,000	37
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	47,546	20
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18 144A	40,000	37
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21 144A	40,000	37
	Triumph Group, Inc., 8.625%, 7/15/18	40,000	43

	Total		211

	Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts (0.3%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	18,000	19
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	45,000	42
	Chrysler Group LLC/CG Co.-Issuer, 8.00%, 6/15/19 144A	90,000	70
	Chrysler Group LLC/CG Co.-Issuer, 8.25%, 6/15/21 144A	40,000	31
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	40,000	41
	Exide Technologies, 8.625%, 2/1/18	50,000	46
	Ford Motor Co., 7.45%, 7/16/31	80,000	90
	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	5,000	5
	Ford Motor Credit Co. LLC, 6.625%, 8/15/17	40,000	42
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	10,000	11
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	30,000	34
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	25,000	25
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	49,000	53
	Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	18,000	18
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	36,000	36
	Visteon Corp., 6.75%, 4/15/19 144A	55,000	50

	Total		613

	Basic Materials (0.7%)
	AbitibiBowater, Inc., 10.25%, 10/15/18 144A	24,000	25
	AK Steel Corp., 7.625%, 5/15/20	35,000	31
	Aleris International, Inc., 7.625%, 2/15/18 144A	35,000	31
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	30,000	29
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	27
	Berry Plastics Corp., 8.25%, 11/15/15	20,000	20
	Berry Plastics Corp., 9.50%, 5/15/18	40,000	34
	Cascades, Inc., 7.875%, 1/15/20	20,000	19
	Catalyst Paper Corp., 11.00%, 12/15/16 144A	35,000	23
	Chemtura Corp., 7.875%, 9/1/18	15,000	15
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	30,000	31
	CONSOL Energy, Inc., 8.00%, 4/1/17	20,000	21
	CONSOL Energy, Inc., 8.25%, 4/1/20	55,000	58
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	25,000	22
	FMG Resources Property, Ltd., 6.875%, 2/1/18 144A	25,000	22
	FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	40,000	37
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	35,000	29
	Huntsman International LLC, 8.625%, 3/15/20	20,000	19
	JMC Steel Group, 8.25%, 3/15/18 144A	20,000	19
	LBI Escrow Corp., 8.00%, 11/1/17 144A	41,000	44
	Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	15,000	15
	Mirabela Nickel, Ltd., 8.75%, 4/15/18 144A	45,000	37
	Momentive Performance Materials, Inc., 9.00%, 1/15/21	15,000	10
	Murray Energy Corp., 10.25%, 10/15/15 144A	45,000	43
(d)	NewPage Corp., 10.00%, 5/1/12	125,000	14
(d)	NewPage Corp., 11.375%, 12/31/14	80,000	59
	Novelis, Inc., 7.25%, 2/15/15	112,000	110
	Omnova Solutions, Inc., 7.875%, 11/1/18	20,000	16
	Patriot Coal Corp., 8.25%, 4/30/18	25,000	22
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	40,000	39

Asset Allocation Portfolio

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	45,000	36
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	45,000	41
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	110,000	102
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	70,000	70
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	20,000	19
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	85,000	72
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19 144A	25,000	22
Sealed Air Corp., 8.125%, 9/15/19 144A	20,000	20
Severstal Columbus LLC, 10.25%, 2/15/18	65,000	66
SunCoke Energy, Inc., 7.625%, 8/1/19 144A	15,000	15
Thompson Creek Metals Co., 7.375%, 6/1/18 144A	15,000	14
TPC Group LLC, 8.25%, 10/1/17 144A	35,000	34
United States Steel Corp., 7.375%, 4/1/20	30,000	27
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	30,000	21
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	15,000	13

Total		1,493

Builders/Building Materials (0.2%)
Associated Materials LLC, 9.125%, 11/1/17	20,000	16
Building Materials Corp. of America, 6.75%, 5/1/21 144A	45,000	43
Cemex Finance LLC, 9.50%, 12/14/16 144A	45,000	33
Cemex SAB de CV, 9.00%, 1/11/18 144A	40,000	27
KB Home, 7.25%, 6/15/18	40,000	31
KB Home, 9.10%, 9/15/17	20,000	17
Lennar Corp., 6.95%, 6/1/18	35,000	31
Nortek, Inc., 8.50%, 4/15/21 144A	45,000	36
Ply Gem Industries, Inc., 8.25%, 2/15/18	20,000	16
Standard Pacific Corp., 8.375%, 5/15/18	40,000	34
Texas Industries, Inc., 9.25%, 8/15/20	20,000	16
Vulcan Materials Co., 7.50%, 6/15/21	35,000	33

Total		333

Capital Goods (0.1%)
Calcipar SA, 6.875%, 5/1/18 144A	15,000	13
Case New Holland, Inc., 7.875%, 12/1/17	20,000	21
The Manitowoc Co., Inc., 8.50%, 11/1/20	50,000	45
RSC Equipment Rental, 8.25%, 2/1/21	45,000	39
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	26,000	26
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	35,000	37
SPX Corp., 6.875%, 9/1/17	45,000	46

Total		227

Consumer Products/Retailing (0.4%)
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	25,000	24
Hanesbrands, Inc., 6.375%, 12/15/20	45,000	44
Hanesbrands, Inc., 8.00%, 12/15/16	25,000	26
J. Crew Group, Inc., 8.125%, 3/1/19	45,000	38

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
J.C. Penney Corp., Inc., 7.40%, 4/1/37	25,000	23
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	30,000	27
Levi Strauss & Co., 7.625%, 5/15/20	40,000	37
Limited Brands, Inc., 6.625%, 4/1/21	35,000	35
Limited Brands, Inc., 8.50%, 6/15/19	15,000	17
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	30,000	33
Macy’s Retail Holdings, Inc., 6.375%, 3/15/37	25,000	27
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	35,000	38
Phillips-Van Heusen Corp., 7.375%, 5/15/20	20,000	21
RadioShack Corp., 6.75%, 5/15/19 144A	20,000	19
Revlon Consumer Products Corp., 9.75%, 11/15/15	50,000	52
Rite Aid Corp., 7.50%, 3/1/17	31,000	30
Rite Aid Corp., 9.375%, 12/15/15	45,000	39
Rite Aid Corp., 10.25%, 10/15/19	20,000	21
Rite Aid Corp., 10.375%, 7/15/16	35,000	36
Sears Holdings Corp., 6.625%, 10/15/18	50,000	41
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	20,000	21
SUPERVALU, Inc., 7.50%, 11/15/14	70,000	69
SUPERVALU, Inc., 8.00%, 5/1/16	60,000	57
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	35,000	35
Toys R US Property Co. I LLC, 10.75%, 7/15/17	30,000	32
Toys R US Property Co. II LLC, 8.50%, 12/1/17	20,000	19
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	30,000	29
Visant Corp., 10.00%, 10/1/17	45,000	42

Total		932

Energy (1.1%)
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	55,000	53
Anadarko Petroleum Corp., 6.20%, 3/15/40	45,000	47
Anadarko Petroleum Corp., 6.375%, 9/15/17	80,000	90
ATP Oil & Gas Corp., 11.875%, 5/1/15	40,000	28
Bill Barrett Corp., 7.625%, 10/1/19	40,000	39
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	30,000	29
Chaparral Energy, Inc., 8.25%, 9/1/21	40,000	37
Chesapeake Energy Corp., 6.125%, 2/15/21	83,000	84
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	45
Compagnie Generale de Geophysique-Veritas, 6.50%, 6/1/21 144A	35,000	32
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	20,000	21
Comstock Resources, Inc., 7.75%, 4/1/19	40,000	37
Connacher Oil and Gas, Ltd., 8.50%, 8/1/19 144A	55,000	42
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	30,000	31
Denbury Resources, Inc., 8.25%, 2/15/20	20,000	21
El Paso Corp., 7.00%, 6/15/17	25,000	28
El Paso Corp., 7.25%, 6/1/18	45,000	50
El Paso Corp., 7.75%, 1/15/32	40,000	46
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	70,000	70
Energy Partners, Ltd., 8.25%, 2/15/18	25,000	23
Energy Transfer Equity LP, 7.50%, 10/15/20	60,000	62
EXCO Resources, Inc., 7.50%, 9/15/18	25,000	22
Exterran Holdings, Inc., 7.25%, 12/1/18 144A	50,000	48
Forest Oil Corp., 7.25%, 6/15/19	30,000	30

Asset Allocation Portfolio

	Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	20,000	20
	Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	35,000	36
	Inergy LP/Inergy Finance Corp., 6.875%, 8/1/21	25,000	23
	James River Escrow, Inc., 7.875%, 4/1/19 144A	10,000	8
	Key Energy Services, Inc., 6.75%, 3/1/21	20,000	19
	Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	60,000	59
	Linn Energy LLC/ Linn Energy Finance Corp., 6.50%, 5/15/19 144A	35,000	32
	Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	35,000	35
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	20,000	20
	Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18	20,000	20
	McJunkin Red Man Corp., 9.50%, 12/15/16	50,000	46
	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	50,000	54
	Newfield Exploration Co., 6.875%, 2/1/20	60,000	62
	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18	40,000	40
	Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	10,000	10
	Offshore Group Investments, Ltd., 11.50%, 8/1/15	30,000	31
	OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	75,000	67
	Oil States International, Inc., 6.50%, 6/1/19 144A	25,000	24
(d)	OPTI Canada, Inc., 7.875%, 12/15/14	40,000	25
(d)	OPTI Canada, Inc., 8.25%, 12/15/14	135,000	85
	Plains Exploration & Production Co., 6.625%, 5/1/21	40,000	39
	Plains Exploration & Production Co., 7.00%, 3/15/17	25,000	25
	Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	59
	QEP Resources, Inc., 6.875%, 3/1/21	30,000	31
	Range Resources Corp., 5.75%, 6/1/21	80,000	83
	Rosetta Resources, Inc., 9.50%, 4/15/18	45,000	46
	SandRidge Energy, Inc., 7.50%, 3/15/21 144A	65,000	60
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	33
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	30,000	31
	SESI LLC, 6.375%, 5/1/19 144A	45,000	43
	SM Energy Co., 6.625%, 2/15/19 144A	20,000	20
	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	25,000	25
	Swift Energy Co., 8.875%, 1/15/20	25,000	26
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	25,000	25
	Venoco, Inc., 8.875%, 2/15/19	25,000	21
	W&T Offshore, Inc., 8.50%, 6/15/19 144A	40,000	39

	Total		2,337

	Financials (0.5%)
	Ally Financial, Inc., 7.50%, 9/15/20	65,000	59
	Ally Financial, Inc., 8.00%, 3/15/20	45,000	42
	Ally Financial, Inc., 8.00%, 11/1/31	68,000	61
	American General Finance Corp., 5.40%, 12/1/15	55,000	40
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	21,117	20
	CIT Group, Inc., 7.00%, 5/2/16 144A	50,000	49
	CIT Group, Inc., 7.00%, 5/2/17 144A	85,000	83
	E*TRADE Financial Corp., 6.75%, 6/1/16	25,000	25

	Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	E*TRADE Financial Corp., 7.875%, 12/1/15	25,000	24
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	30,000	30
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	25,000	25
	International Automotive Components Group S.L., 9.125%, 6/1/18 144A	15,000	14
	International Lease Finance Corp., 5.75%, 5/15/16	55,000	49
	International Lease Finance Corp., 6.25%, 5/15/19	65,000	57
	International Lease Finance Corp., 7.125%, 9/1/18 144A	90,000	90
	International Lease Finance Corp., 8.625%, 9/15/15	15,000	15
	International Lease Finance Corp., 8.75%, 3/15/17	75,000	75
	International Lease Finance Corp., 8.875%, 9/1/17	65,000	65
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	8
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	6
	NB Capital Trust IV, 8.25%, 4/15/27	25,000	23
	Regions Financial Corp., 5.75%, 6/15/15	40,000	38
	Regions Financial Corp., 7.75%, 11/10/14	65,000	65
	SLM Corp., 6.25%, 1/25/16	30,000	29
	SLM Corp., 8.00%, 3/25/20	105,000	104
	SLM Corp., 8.45%, 6/15/18	25,000	26
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	70,000	66

	Total		1,188

	Foods (0.2%)
	Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	15,000	13
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	25,000	23
	Constellation Brands, Inc., 7.25%, 9/1/16	35,000	37
	Constellation Brands, Inc., 7.25%, 5/15/17	15,000	16
	Cott Beverages, Inc., 8.125%, 9/1/18	45,000	46
	Cott Beverages, Inc., 8.375%, 11/15/17	20,000	20
	Dean Foods Co., 7.00%, 6/1/16	55,000	52
	Dean Foods Co., 9.75%, 12/15/18	25,000	25
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	25,000	25
	Dole Food Co., Inc., 13.875%, 3/15/14	30,000	34
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	65,000	54
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	65,000	54
	Pilgrim’s Pride Corp., 7.875%, 12/15/18 144A	45,000	34
	Smithfield Foods, Inc., 10.00%, 7/15/14	19,000	22
	TreeHouse Foods, Inc., 7.75%, 3/1/18	35,000	36

	Total		491

	Gaming/Leisure/Lodging (0.3%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	25,000	25
	AMC Entertainment, Inc., 9.75%, 12/1/20	30,000	27
	Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	40,000	27
	The Geo Group, Inc., 6.625%, 2/15/21	35,000	34
	Harrah’s Operating Co., 10.00%, 12/15/18	73,000	43
	Harrah’s Operating Co., 11.25%, 6/1/17	50,000	50
	The Hertz Corp., 6.75%, 4/15/19	25,000	23
	Host Hotels & Resorts, Inc., 5.875%, 6/15/19 144A	15,000	14
	MGM Resorts International, 7.50%, 6/1/16	35,000	30
	MGM Resorts International, 9.00%, 3/15/20	50,000	52
	MGM Resorts International, 11.125%, 11/15/17	55,000	60
	Penn National Gaming, Inc., 8.75%, 8/15/19	40,000	42

Asset Allocation Portfolio

	Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17	25,000	25
	Regal Entertainment Group, 9.125%, 8/15/18	55,000	55
	Scientific Games International, Inc., 9.25%, 6/15/19	25,000	25
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	15,000	15
	Speedway Motorsports, Inc., 6.75%, 2/1/19	30,000	29
	Speedway Motorsports, Inc., 8.75%, 6/1/16	50,000	52
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	25,000	26
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	35,000	37

	Total		691

	Health Care/Pharmaceuticals (0.7%)
	Alere, Inc., 8.625%, 10/1/18	25,000	23
	Apria Healthcare Group, Inc., 11.25%, 11/1/14	45,000	43
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	25,000	23
(c)	Biomet, Inc., 10.375%, 10/15/17	55,000	56
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	40,000	38
	CDRT Merger Sub, Inc., 8.125%, 6/1/19 144A	20,000	18
	Centene Corp., 5.75%, 6/1/17	20,000	19
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	50,000	49
	Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 144A	40,000	40
	Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22 144A	80,000	80
	Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	10,000	10
	Gentiva Health Services, Inc., 11.50%, 9/1/18	60,000	48
	Giant Funding Corp., 8.25%, 2/1/18 144A	50,000	50
	HCA Holdings, Inc., 7.75%, 5/15/21 144A	35,000	33
	HCA, Inc., 6.50%, 2/15/20	115,000	112
	HCA, Inc., 7.25%, 9/15/20	65,000	66
	HCA, Inc., 7.50%, 2/15/22	65,000	60
	HCA, Inc., 7.875%, 2/15/20	25,000	26
	HCA, Inc., 8.50%, 4/15/19	50,000	53
	HCA, Inc., 9.875%, 2/15/17	7,000	8
	Health Management Associates, Inc., 6.125%, 4/15/16	55,000	54
	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19 144A	45,000	36
	Kindred Escrow Corp., 8.25%, 6/1/19 144A	65,000	50
	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21 144A	35,000	33
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	35,000	34
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	20,000	21
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	15,000	16
	Patheon, Inc., 8.625%, 4/15/17 144A	40,000	34
	Service Corp. International, 7.00%, 5/15/19	30,000	30
	Service Corp. International, 8.00%, 11/15/21	15,000	16
	Tenet Healthcare Corp., 8.875%, 7/1/19	35,000	37
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	70,000	65
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	15,000	14
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	55,000	50
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	30,000	27
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	30,000	27
	Vanguard Health Systems, Inc., 0.00%, 2/1/16	1,000	1

	Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	50,000	48

	Total		1,448

	Media (0.7%)
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	15,000	15
	Cablevision Systems Corp., 7.75%, 4/15/18	45,000	45
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	42,818	49
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	30,000	28
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19 144A	35,000	34
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	20,000	19
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	55,000	55
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	20,000	20
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	50,000	50
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	25,000	26
	CSC Holdings LLC, 8.625%, 2/15/19	35,000	38
	CSC Holdings, Inc., 7.875%, 2/15/18	77,000	81
(c)	Dex One Corp., 12.00%, 1/29/17	83,092	17
	DISH DBS Corp., 6.75%, 6/1/21 144A	115,000	110
	DISH DBS Corp., 7.125%, 2/1/16	85,000	86
	DISH DBS Corp., 7.875%, 9/1/19	30,000	31
	EH Holding Corp., 6.50%, 6/15/19 144A	45,000	43
	EH Holding Corp., 7.625%, 6/15/21 144A	25,000	24
	Entravision Communications Corp., 8.75%, 8/1/17	20,000	19
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19 144A	50,000	46
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	25,000	23
	Intelsat Jackson Holdings SA, 7.50%, 4/1/21 144A	55,000	51
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	75,000	73
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	60,000	61
	Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	90,000	77
	The McClatchy Co., 11.50%, 2/15/17	25,000	22
	Media General, Inc., 11.75%, 2/15/17	25,000	20
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	35,000	35
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	45,000	46
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	20,000	23
	QVC, Inc., 7.125%, 4/15/17 144A	30,000	31
	QVC, Inc., 7.375%, 10/15/20 144A	30,000	32
	QVC, Inc., 7.50%, 10/1/19 144A	55,000	59
	R. R. Donnelley & Sons Co., 7.25%, 5/15/18	15,000	14
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	40,000	40
	Univision Communications, Inc., 7.875%, 11/1/20 144A	55,000	52
	Virgin Media Finance PLC., 8.375%, 10/15/19	25,000	27
	WMG Acquisition Corp., 11.50%, 10/1/18 144A	50,000	46
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	20,000	20

	Total		1,588

Asset Allocation Portfolio

	Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings (0.0%)
	General Motors Co. Escrow, 7.20%, 1/15/12	30,000	1
	General Motors Co. Escrow, 8.375%, 7/15/33	260,000	6

	Total		7

	Real Estate (0.0%)
	Colonial Realty LP, 6.05%, 9/1/16	20,000	21
	DuPont Fabros Technology LP, 8.50%, 12/15/17	20,000	21

	Total		42

	Services (0.1%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	15,000	15
	Mobile Mini, Inc., 7.875%, 12/1/20	40,000	38
	Production Resource Group, Inc., 8.875%, 5/1/19 144A	20,000	18
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	40,000	44

	Total		115

	Technology (0.3%)
	Amkor Technology, Inc., 6.625%, 6/1/21 144A	45,000	40
	Avaya, Inc., 7.00%, 4/1/19 144A	25,000	21
	CommScope, Inc., 8.25%, 1/15/19 144A	20,000	20
	First Data Corp., 7.375%, 6/15/19 144A	40,000	35
	First Data Corp., 8.25%, 1/15/21 144A	45,000	36
	First Data Corp., 9.875%, 9/24/15	40,000	33
(c)	First Data Corp., 10.55%, 9/24/15	88,382	74
	Freescale Semiconductor, Inc., 8.05%, 2/1/20	45,000	41
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	30,000	31
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	31,000	32
	Iron Mountain, Inc., 7.75%, 10/1/19	40,000	40
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19 144A	35,000	30
	Sanmina-SCI Corp., 7.00%, 5/15/19 144A	15,000	13
	Seagate HDD Cayman, 7.00%, 11/1/21 144A	20,000	18
	Seagate HDD Cayman, 7.75%, 12/15/18 144A	45,000	44
	SunGard Data Systems, Inc., 7.375%, 11/15/18	30,000	28
	SunGard Data Systems, Inc., 7.625%, 11/15/20	65,000	60
	Travelport LLC, 9.875%, 9/1/14	40,000	26
	West Corp., 7.875%, 1/15/19	55,000	52
	West Corp., 8.625%, 10/1/18	45,000	44
	West Corp., 11.00%, 10/15/16	30,000	31

	Total		749

	Telecommunications (0.6%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	45,000	44
	Cincinnati Bell, Inc., 8.75%, 3/15/18	25,000	22
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	35,000	17
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	25,000	21
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.0%, 12/1/17 144A	35,000	21
	Cricket Communications, Inc., 7.75%, 10/15/20 144A	65,000	56
	Cricket Communications, Inc., 7.75%, 10/15/20	50,000	43
	Cricket Communications, Inc., 10.00%, 7/15/15	20,000	20
	Equinix, Inc., 7.00%, 7/15/21	20,000	20
	Equinix, Inc., 8.125%, 3/1/18	35,000	37
	Frontier Communications Corp., 8.125%, 10/1/18	15,000	15
	Frontier Communications Corp., 8.25%, 4/15/17	40,000	39
	Frontier Communications Corp., 8.50%, 4/15/20	70,000	68
	Frontier Communications Corp., 8.75%, 4/15/22	30,000	30

	Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Frontier Communications Corp., 9.00%, 8/15/31	30,000	25
	GCI, Inc., 8.625%, 11/15/19	35,000	36
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	30,000	26
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	40,000	39
	Nextel Communications, Inc., 6.875%, 10/31/13	65,000	63
	NII Capital Corp., 7.625%, 4/1/21	25,000	25
	NII Capital Corp., 8.875%, 12/15/19	40,000	42
	PAETEC Holding Corp., 8.875%, 6/30/17	30,000	31
	SBA Telecommunications, Inc., 8.00%, 8/15/16	20,000	21
	SBA Telecommunications, Inc., 8.25%, 8/15/19	35,000	37
	Sprint Capital Corp., 6.90%, 5/1/19	50,000	43
	Sprint Nextel Corp., 6.00%, 12/1/16	50,000	43
	Sprint Nextel Corp., 8.375%, 8/15/17	85,000	79
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	35,000	30
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	79,241	62
	Windstream Corp., 7.00%, 3/15/19	55,000	53
	Windstream Corp., 7.75%, 10/15/20	95,000	92
	Windstream Corp., 7.875%, 11/1/17	50,000	51

	Total		1,251

	Transportation (0.1%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	45,000	43
	Florida East Coast Railway Corp., 8.125%, 2/1/17	25,000	24
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	35,000	38
	Teekay Corp., 8.50%, 1/15/20	20,000	19

	Total		124

	Utilities (0.5%)
	The AES Corp., 7.375%, 7/1/21 144A	35,000	33
	The AES Corp., 7.75%, 10/15/15	10,000	10
	The AES Corp., 8.00%, 10/15/17	45,000	45
	The AES Corp., 8.00%, 6/1/20	85,000	85
	Calpine Corp., 7.50%, 2/15/21 144A	25,000	24
	Calpine Corp., 7.875%, 7/31/20 144A	80,000	77
	CMS Energy Corp., 4.25%, 9/30/15	35,000	34
	Dolphin Subsidiary II, Inc., 6.50%, 10/15/16 144A	90,000	89
	Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 144A	70,000	68
	Dynegy Holdings, Inc., 7.50%, 6/1/15	45,000	29
	Dynegy Holdings, Inc., 7.75%, 6/1/19	30,000	18
	Dynegy Holdings, Inc., 8.375%, 5/1/16	10,000	6
	Edison Mission Energy, 7.00%, 5/15/17	90,000	54
	Edison Mission Energy, 7.20%, 5/15/19	24,000	14
	Edison Mission Energy, 7.50%, 6/15/13	35,000	32
	Edison Mission Energy, 7.75%, 6/15/16	95,000	64
	Elwood Energy LLC, 8.159%, 7/5/26	61,072	60
	Energy Future Holdings Corp., 10.00%, 1/15/20	55,000	53
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	13,000	13
	Homer City Funding LLC, 8.137%, 10/1/19	44,800	38
	IPALCO Enterprises, Inc., 5.00%, 5/1/18 144A	60,000	55
	Mirant Americas Generation LLC, 8.50%, 10/1/21	25,000	21
	NRG Energy, Inc., 7.375%, 1/15/17	36,000	37
	NRG Energy, Inc., 7.625%, 1/15/18 144A	40,000	37
	NRG Energy, Inc., 7.625%, 5/15/19 144A	55,000	50
	NRG Energy, Inc., 8.25%, 9/1/20	35,000	33
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	79
	NV Energy, Inc., 6.25%, 11/15/20	25,000	26

Asset Allocation Portfolio

	Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	45,000	17

	Total		1,201

	Total Below Investment Grade Segment (Cost: $15,909)		15,041

	Short-Term Investments (19.7%)

	Commercial Banks US (0.8%)
(k)	The Goldman Sachs Group, Inc., 0.65%, 5/25/12	2,000,000	1,975

	Total		1,975

	Electric Utilities (1.8%)
(b)	Duke Energy Corp., 0.29%, 10/5/11	4,000,000	4,000

	Total		4,000

	Federal Government & Agencies (0.5%)
(b)	Federal Home Loan Bank, 0.05%, 10/7/11	1,200,000	1,200

	Total		1,200

	Finance Services (3.2%)
	Alpine Securitization Corp., 0.19%, 11/4/11	4,000,000	3,999
	Govco LLC, 0.18%, 10/25/11	3,000,000	3,000

	Total		6,999

	Health Care (1.4%)
	Thermo Fisher Scientific, Inc., 0.26%, 10/3/11	3,000,000	3,000

	Total		3,000

	Machinery (1.4%)
	John Deere Capital Corp., 0.08%, 10/7/11	3,000,000	3,000

	Total		3,000

	Miscellaneous Business Credit Institutions (1.8%)
(b)	PACCAR Financial Corp., 0.10%, 10/20/11	4,000,000	4,000

	Total		4,000

	Oil and Gas (3.7%)
	Devon Energy Corp., 0.20%, 10/13/11	4,000,000	4,000
(b)	Kinder Morgan Energy LP, 0.30%, 10/4/11	4,000,000	4,000

	Total		8,000

	Personal Credit Institutions (1.4%)
	Old Line Funding LLC, 0.17%, 10/18/11	3,000,000	3,000

	Total		3,000

	Short-Term Investments (19.7%)	Shares/ $ Par	Value $ (000’s)

	Restaurants (1.9%)
(b)	Darden Restaurants, Inc., 0.23%, 10/3/11	4,100,000	4,100

	Total		4,100

	Retail Stores (1.8%)
	Wal-Mart Stores, Inc., 0.08%, 11/18/11	4,000,000	4,000

	Total		4,000

	Total Short-Term Investments (Cost: $43,297)		43,274

	Total Investments (102.9%) (Cost: $217,380)(a)		225,427

	Other Assets, Less Liabilities (-2.9%)		(6,409)

	Net Assets (100.0%)		219,018

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011 the value of these securities (in thousands) was $9,171 representing 4.2% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At September 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $217,380 and the net unrealized appreciation of investments based on that cost was $8,047 which is comprised of $19,174 aggregate gross unrealized appreciation and $11,127 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2011, $3,136)	54	12/11	$(96)
US Five Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2011, $3,678)	30	12/11	(4)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2011, $4,892)	38	12/11	(51)
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2011, $1,321)	6	12/11	- (m )
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2011, $435)	3	12/11	(42)

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated.

(h)	Forward foreign currency contracts outstanding on September 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	140	11/11	$13	$-	$13
Buy	Barclays Bank PLC	BRL	155	11/11	-	(11)	(11)
Sell	Barclays Bank PLC	BRL	517	11/11	49	-	49
Sell	Barclays Bank PLC	EUR	2,800	11/11	187	-	187
Sell	Barclays Bank PLC	MXN	2,620	10/11	36	-	36

					$285	$(11)	$274

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro

MXN — Mexican New Peso

(j)	Swap agreements outstanding on September 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index	Goldman Sachs International	3-Month USD LIBOR -24 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/12	25,000	$(1,155)

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 1000 Growth Index	Credit Suisse International	Russell 1000 Growth Index Total Return	3-Month USD LIBOR - 8 Bps	2/12	26,829	(349)
Russell 1000 Value Index	Credit Suisse International	3-Month USD LIBOR + 4 Bps	Russell1000 Total Return Value Index	2/12	25,776	364
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR - 20 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/11	141	(3)
Russell Midcap Growth Index	Credit Suisse International	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 12 Bps	5/12	10,384	701
Russell Midcap Value Index	Credit Suisse International	3-Month USD LIBOR	Russell Midcap Value Index Total Return	5/12	10,399	(684)

						$(1,126)

(k)	Cash in the amount of $2,381 (in thousands) have been pledged as collateral for swap contracts outstanding and short sales on September 30, 2011.

(l)	As of September 30, 2011 portfolio securities with an aggregate value of $7 (in thousands) were fair valued under procedures adopted by the Board of Directors

(m)	Amount is less than one thousand

(o)	Short sales outstanding on September 30, 2011.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	4.50%	10/41	$101	$108	$107
Federal National Mortgage Association TBA	4.50%	10/41	292	311	310
Federal National Mortgage Association TBA	5.00%	10/41	660	710	710

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$105,759	$-	$-
Foreign Common Stocks	7,051	-
Preferred Stocks	-	170	-
US Government & Agency Bonds	-	7,831	-
Foreign Bonds	-	1,728	-
Municipal Bonds	-	1,195	-
Corporate Bonds	-	28,345	7
Structured Products	-	30,067	-
Short-Term Investments	-	43,274	-
Other Financial Instruments^
Forward Currency Contracts	-	285	-
Total Return Swaps	-	1,065	-
Liabilities:
Other Financial Instruments^
Futures	(193)	-	-
Forward Currency Contracts	-	(11)	-
Total Return Swaps	-	(2,191)	-
Short Sales	-	(1,127)	-
Total	$112,617	$110,631	$7

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ R. David Ells
R. David Ells, President

Date: November 14, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. David Ells
R. David Ells, President

Date: November 14, 2011

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: November 14, 2011